N-4	Apr. 25, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	AUL AMERICAN UNIT TRUST
Entity Central Index Key	0000856341
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Expense Table; Charges and Deductions
	Annual Fee Base contract Investment options (Fund fees and expenses) Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum 0% 0.01% 0%	Maximum 1.25% 4.57% 1.20%
Lowest and Highest Annual Cost Table*	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.			Expense Table; Charges and Deductions
Lowest Annual Cost: $10
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Highest Annual Cost: $6,820
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions

Surrender Charge Phaseout Period, Years	10
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]

Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)

  The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Expense Table; Charges and Deductions

  Annual Fee
Base contract
Investment options (Fund fees and expenses)
Optional benefits available for an additional charge (for a single optional benefit, if elected)   Minimum
0%
0.01%
0%   Maximum
1.25%
4.57%
	1.20%
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.01%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.57%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	1.20%
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $10
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals   Highest Annual Cost: $6,820
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
	• No additional purchase payments, transfers or withdrawals
Lowest Annual Cost [Dollars]	$ 10
Highest Annual Cost [Dollars]	$ 6,820
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the contract, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract; Contract Charges and Fees

RISKS

  Location in
Prospectus

Risks Associated with Investment Accounts

  An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
You should review each Fund's prospectus before making an investment decision.

Principal Risks of Investing in the Contract

Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/financial-strength-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account

Investment Restrictions [Text Block]	Investments • We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.
• The contract limits the amount you can transfer from the Fixed Account within a Policy Year.
• A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year.
• All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.
• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the contract. A Fund may also be merged into another Fund.

Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account; The Fixed Interest Account; The Stable Value Account

Optional Benefit Restrictions [Text Block]	Optional Benefits

The optional benefits available to you are specific to your contract. Please review your contract for more details. The contracts offer several investment portfolio options, and these portfolios may change over time.

Tax Implications [Text Block]	Tax Implications • You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account ("IRA").
• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Tax Considerations

Investment Professional Compensation [Text Block]	Investment Professional Compensation • Some investment professionals may receive compensation for selling the contract.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the contract over another investment.

Charges and Deductions

Exchanges [Text Block]	Exchanges • Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing contract.

Charges and Deductions

Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner or Participant buys the contract, surrenders the contract, or takes a withdrawal from the Participant's Account Value or transfers Participant's Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Transaction Expenses

Charge
Maximum Deferred Sales Load (Withdrawal Charge)(1)	8%
Maximum Loan Initiation Fee(2)	$100
Maximum Loan Administration Fee(3)	$50
Maximum Annual Charge for Non-Electronic Transfers(4)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(5)	$60
Maximum Contract Termination Individual Participant Check Fee(6)	$100

(1) The withdrawal charge varies based on the contract.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(3) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(5) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Charge
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Optional Benefit Expenses
Maximum Brokerage Window Fee(3)	$100
Maximum Managed Account Service Fee(4)	1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(5)	0.03%
Maximum Guaranteed Minimum Death Benefit Option (per year)(6)	0.20%

(1) This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.

(3) Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.

(4) AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.

(5) This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.

(6) This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, and other expenses)	0.01%	4.57%

Example

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$11,694	$21,359	$28,673	$59,832

(2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$4,455	$14,055	$24,615	$56,035

(3) If you do not surrender your contract:

1 Year	3 Years	5 Years	10 Years
$4,455	$14,055	$24,615	$56,035

Additional Assumptions:

Annual M&E Charge:	1.25% Maximum
GMDB Option:	0.20% Maximum
Admin. Charge:	$75
Brokerage Window:	$100
Investment Advice Provider with Managed Account Services:	1.00%
Plan Sponsor Investment Option:	0.03%
Surrender Charges:	8% for years 1-5; 4% for years 6-10; 0% for years 11+
These surrender charges are reduced by 10% due to the free out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

Transaction Expenses [Table Text Block]

Transaction Expenses

Charge
Maximum Deferred Sales Load (Withdrawal Charge)(1)	8%
Maximum Loan Initiation Fee(2)	$100
Maximum Loan Administration Fee(3)	$50
Maximum Annual Charge for Non-Electronic Transfers(4)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(5)	$60
Maximum Contract Termination Individual Participant Check Fee(6)	$100

(1) The withdrawal charge varies based on the contract.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(3) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(5) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%	[1]
Deferred Sales Load, Footnotes [Text Block]	The withdrawal charge varies based on the contract.
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Charge
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Optional Benefit Expenses
Maximum Brokerage Window Fee(3)	$100
Maximum Managed Account Service Fee(4)	1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(5)	0.03%
Maximum Guaranteed Minimum Death Benefit Option (per year)(6)	0.20%

(1) This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.

(3) Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.

(4) AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.

(5) This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.

(6) This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.

Administrative Expense, Maximum [Dollars]	$ 75	[2]
Administrative Expense, Footnotes [Text Block]	The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.
Annual Portfolio Company Expenses [Table Text Block]
Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, and other expenses)	0.01%	4.57%

Portfolio Company Expenses Minimum [Percent]	0.01%
Portfolio Company Expenses Maximum [Percent]	4.57%
Surrender Example [Table Text Block]	(1) If you surrender your contract at the end of the applicable time period: 1 Year 3 Years 5 Years 10 Years
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,694
Surrender Expense, 3 Years, Maximum [Dollars]	21,359
Surrender Expense, 5 Years, Maximum [Dollars]	28,673
Surrender Expense, 10 Years, Maximum [Dollars]	$ 59,832
Annuitize Example [Table Text Block]	(2) If you annuitize at the end of the applicable time period: 1 Year 3 Years 5 Years 10 Years
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,455
Annuitized Expense, 3 Years, Maximum [Dollars]	14,055
Annuitized Expense, 5 Years, Maximum [Dollars]	24,615
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 56,035
No Surrender Example [Table Text Block]	(3) If you do not surrender your contract: 1 Year 3 Years 5 Years 10 Years
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,455
No Surrender Expense, 3 Years, Maximum [Dollars]	14,055
No Surrender Expense, 5 Years, Maximum [Dollars]	24,615
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 56,035
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Fluctuating Investment Performance

Account Values in an Investment Account are not guaranteed and will increase and decrease in value according to investment performance of the Fund. If you put money into an Investment Account, you assume all the investment risk on that money. A comprehensive discussion of each Investment Account's and Fund's objective and risk is found in this prospectus and in each Fund's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Investment Accounts and the performance of the Funds will impact the Policy's Account Value.

Unsuitable for Short-Term Investment

The contract is not suitable as short-term savings investments and is not appropriate for an investor who needs ready access to cash.

Consequences of Early Withdrawals

Surrender Charges are assessed if you request full or partial withdrawals from your contract within the first ten (10) years. Surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10 with charges reduced by 10% due to the free-out provision of the contract. Full or Partial Surrenders may result in tax consequences and penalties in the event the Owner is under the age of 59 1/2. A withdrawal or surrender may also be subject to an MVA.

Account Values in the Fixed Account

Contributions allocated to the Fixed Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs.

Account Values in the Stable Value Account

Contributions allocated to the Stable Value Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Stable Value Account and, due to these limitations, if you want to transfer the entire balance of the Stable Value Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should careful consider whether the Stable Value Account meets your investment needs.

Financial Strength and Claims Paying Ability Risk

We issue other types of financial products. In addition to any amounts, we are obligated to pay in excess of Account Value under the contract, we also pay our obligations under these products from our assets in the General Account. Unlike assets held in the Variable Account, the assets of the General Account are subject to the general liabilities of AUL and, therefore, to AUL's General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other Owners' obligations.

The General Account is not segregated or insulated from the claims of the insurance company's creditors. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Risks Associated with the Investment Advice Provider with Managed Account Services

As discussed below, for additional charge, Contract Owners and Participants may access investment professionals who offer individualized investment advice by selecting the Investment Advice Provider with Managed Account Services. Although such service is designed to help Contract Owners and Participants make individualized investment decisions based on various levels of risk and circumstances, there is no assurance that following such investment advice will not result in loss of money or that investment results will not experience volatility.

Risks Associated with the Plan Sponsor Investment Option

As discussed below, for additional charge, Contract Owners may choose the Plan Sponsor Investment Option and receive recommendation from Mesirow Financial a plan-level investment portfolio based on the Plan Sponsor's unique employee profile. Although such portfolios are designed to optimize returns given the employee profile, there is no assurance that a portfolio will not lose money or that investment results will not experience volatility. Additionally, although the portfolios are intended to optimize returns given various levels of risk tolerance, a portfolio may not perform as intended. Contract Owner should review the employees' financial needs, investment time horizon, and risk comfort level to determine whether to invest in the recommended portfolio.

Tax Consequences

As noted in greater detail in the section headed "Tax Considerations", you should consult a tax professional to determine the implications of an investment in and withdrawals from the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or IRA. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Cyber-Security and Business Interruption Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate your Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the funds underlying your contract to lose Account Value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic, could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Item 10. Benefits Available (N-4) [Text Block]

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or to the default Investment Account directed by the contract. Certain contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Participant and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the standard and optional benefits available under the contract. More detailed information about the fees associated with each benefit included in the table may be found in the Expense Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging ("DCA") Program	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.	Standard	$0	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
				• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Brokerage Window	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian.	Optional	$100	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Investment Advice Provider with Managed Account Services	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.	Optional	1.00%	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
				• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Plan Sponsor Investment Option	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.	Optional	0.03%	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
Guaranteed Minimum Death Benefit ("GMDB")	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.	Optional	0.20%	• The charge only apples to certain IRA contracts.

Dollar Cost Averaging ("DCA") Program

The DCA Program, if elected, enables Contract Owners and Participants to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the MMIA to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. The minimum required amount of each transfer is $100. At the time that the Owner elects the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required. At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the contract is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. Owners can only elect one transfer program at a time. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing DCA Program at any time.

Brokerage Window

The brokerage window is an optional benefit that allows the Participant the ability to invest a portion of the Account Value in a brokerage account.

The maximum annual fee for the brokerage window is $100. We will deduct the annual fee on a pro-rata basis from each Contribution and each investment made through the Brokerage Window tracked under that Participant's Account. This fee will be deducted on the date the Participant is enrolled in the brokerage window account and on each anniversary of that date upon which the Participant has a non-zero brokerage window account balance. We may increase the brokerage window account annual fee no more frequently than annually upon 60 days notice to Contract Owners and Participants. The brokerage window account annual fee is in addition to any other fee charged by the brokerage window account custodian or any other entity in connection with the brokerage window account.

Participation in the brokerage window is only available with certain Employer Sponsored Contracts at certain asset levels.

While the brokerage account window allows access to a wider range of investment options, there is no guarantee that those options will perform better than the standard Funds offered with the contract.

Investment Advice Provider with Managed Account Services

The Investment Advice Provider with Managed Account Services benefit is an optional benefit that allows Contract Owners and Participants access to investment professionals that offer individualized investment advice. The investment advice provider is ProNvest, Inc., ("ProNvest") which is a registered investment adviser that provides independent investment advice to employer sponsored plans. ProNvest is not affiliated with AUL.

There is no cost to the Participant when using the basic investment advice service. However, account management fees of up to 1.00% are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service. There is an investment advisory relationship between ProNvest and Contract Owners and Participants who select this service, and ProNvest's Form ADV Part 2A and Client Relationship Summary are provided in electronic format through the Contract Owner's and Participant's account. You may request these disclosures in written form by contacting ProNvest directly.

Depending on the level of services selected, ProNvest allocates a Participant's Account Value in the various Funds available in the contract to meet the Participant's individual financial needs by considering various factors, including but not limited to, age, investment objectives, risk tolerance, time horizon and any other relevant factors. The investment advice provided by ProNvest does not guarantee better investment performance.

Plan Sponsor Investment Option

The Plan Sponsor Investment Option is an optional benefit that allows Contract Owners to offer plan-level investment portfolios (the "Portfolios") constructed to meet the needs of the Plan Participants. Investment portfolios are created by Mesirow Financial Investment Management, Inc. ("MFIM"), a registered investment adviser who is not affiliated with AUL. MFIM will serve as the Investment Manager for the Employee Benefit Plan, as defined in Section 3(21) or 3(38) of the Employee Retirement Income Security Act of 1974 ("ERISA") , as applicable. To select this optional benefit, the Contract Owner will execute an investment management agreement directly with MFIM

MFIM will construct Portfolios made up solely of Funds selected by MFIM from among the investment options offered on the contract. MFIM will construct the portfolios to provide varying degrees of long-term appreciation and capital preservation through a mix of equity and fixed income exposures base on Participants' target retirement dates in five-year increments. MFIM will change the Portfolio's respective asset allocations and associated risk levels over time with the intent of decreasing investment risk as each target retirement date approaches.

The maximum annual fee for the investment option is 0.03%. This fee is administered by AUL, but it is paid to MFIM. AUL does not retain any portion of the fee. The selection of this optional benefit does not guarantee better investment performance.

Guaranteed Minimum Death Benefit ("GMDB")

The GMDB is an optional benefit that allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB. The GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value. Excessive withdrawals could impact the value of the GMDB.

The GMDB is subject to an annual fee of 0.20% of the Owner's Account Value. This charge only apples to certain IRA contracts.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging ("DCA") Program	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.	Standard	$0	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
				• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Brokerage Window	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian.	Optional	$100	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Investment Advice Provider with Managed Account Services	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.	Optional	1.00%	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
				• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Plan Sponsor Investment Option	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.	Optional	0.03%	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
Guaranteed Minimum Death Benefit ("GMDB")	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.	Optional	0.20%	• The charge only apples to certain IRA contracts.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund's past performance is not necessarily and indication of future performance.

					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-148	AB Core Opportunities R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.40	*	17.07	11.25	11.05
Mid Cap Growth	06-144	AB Discovery Growth R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.36		6.29	7.15	7.90
Small Cap Value	06-149	AB Discovery Value R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.52		2.30	7.13	6.81
High Yield Bond	06-005	AB High Income Advisor: Class Adv Investment Adviser: AllianceBernstein LP.	0.64	*	9.90	3.77	3.90
Foreign Value	06-153	AB International Value R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.50	*	3.10	3.97	2.12
Large Cap Growth	06-3YR	AB Large Cap Growth Advisor: Class Adv Investment Adviser: Krungthai Asset Management PLC	0.60		30.25	16.33	15.39
Small Cap Growth	06-146	AB Small Cap Growth R: Class Retirement Investment Adviser: AllianceBernstein LP.	1.44		3.25	6.82	7.75
Foreign Growth	06-147	AB Sustainable Intl Thematic R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.51	*	1.09	5.62	3.88
Large Cap Value	06-151	AB Value R: Class Retirement*** Investment Adviser: AllianceBernstein L.P.	1.37		8.83	8.85	6.49
Balanced	06-505	Alger Balanced I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	1.04		14.89	9.69	8.57
Large Cap Growth	06-510	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.94		37.89	14.59	13.32
Large Cap Growth	06-500	Alger Large Cap Growth I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.87	*	25.53	13.01	11.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Growth	06-197	Alger Small Cap Growth Institutional I: Class Inst Investment Adviser: Fred Alger Management, LLC	1.30		2.49	4.58	6.55
Foreign Value	06-33X	American Beacon International Eq Inv: Class Inv Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	1.07		8.31	5.46	3.23
Small Cap Value	06-34F	American Beacon Small Cp Val Inv: Class Inv Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc; Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	1.12		2.02	8.41	7.11
Large Cap Growth	06-694	American Century Disciplined Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.00	*	36.12	14.83	12.45
Large Cap Value	06-460	American Century Discplnd Cor Val Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.66		4.25	8.88	8.79
Intermediate Term Bond	06-721	American Century Diversified Bond Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.60		1.61	0.75	1.39
Diversified Emerging Markets	06-206	American Century Emerging Markets Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.26		(5.43)	(0.25)	2.74
Large Cap Blend	06-048	American Century Equity Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.66		20.11	11.07	9.95
Large Cap Value	06-475	American Century Equity Income Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.93		2.66	7.08	8.39
Large Cap Value	06-355	American Century Focused Lg Cap Val A: Class A Investment Adviser: American Century Investment Management Inc	1.09		4.49	9.16	8.21
Int Government Bond	06-435	American Century Ginnie Mae A: Class A Investment Adviser: American Century Investment Management Inc	0.80		0.62	(0.47)	0.38
Large Cap Growth	06-445	American Century Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.17	*	35.53	16.17	13.90
Mid Cap Growth	06-046	American Century Heritage Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.01		11.52	10.77	9.58
Inflation-Protec Bond	06-185	American Century Inflation Adjs Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.76		1.00	2.23	1.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Bond	06-422	American Century International Bond Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.80		(3.23)	(3.36)	(1.95)
Foreign Growth	06-420	American Century International Gr Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.36		0.93	6.31	4.19
Foreign Small/Mid Eqty	06-3VG	American Century International Opps Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.53		(1.54)	3.74	4.01
Mid Cap Value	06-396	American Century Mid Cap Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.98		(0.30)	8.83	8.83
Mgd Asset Allocation	06-413	American Century One Choice 2025 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.77	*	6.59	5.51	5.22
Mgd Asset Allocation	06-414	American Century One Choice 2030 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.79	*	6.83	5.93	5.61
Mgd Asset Allocation	06-416	American Century One Choice 2035 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	7.24	6.36	6.02
Mgd Asset Allocation	06-417	American Century One Choice 2040 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.85	*	7.41	6.80	6.45
Mgd Asset Allocation	06-418	American Century One Choice 2045 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.88	*	7.69	7.29	6.90
Mgd Asset Allocation	06-419	American Century One Choice 2050 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	8.08	7.89	7.32
Mgd Asset Allocation	06-436	American Century One Choice 2055 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	8.42	8.19	7.53
Mgd Asset Allocation	06-CKT	American Century One Choice 2060 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	8.69	8.38	–
Mgd Asset Allocation	06-63N	American Century One Choice 2065 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.92	*	8.83	–	–
Mgd Asset Allocation	06-427	American Century One Choice In Ret Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.75	*	6.52	5.23	4.75
Specialty	06-269	American Century Real Estate Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.15		(3.09)	3.99	6.28
Large Cap Growth	06-440	American Century Select Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.94	*	30.10	16.06	14.10
Small Cap Growth	06-200	American Century Small Cap Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.42		4.45	10.53	9.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Value	06-470	American Century Small Cap Value Inv: Class Inv*** Investment Adviser: American Century Investment Management Inc	1.09		(0.03)	10.45	8.67
Small Cap Blend	06-385	American Century Small Company A: Class A Investment Adviser: American Century Investment Management Inc	1.11		8.46	7.03	5.99
Balanced	06-480	American Century Strat Allc: Agrsv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.80	*	8.51	8.97	7.66
Balanced	06-485	American Century Strat Allc: Cnsrv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	5.73	5.76	4.95
Balanced	06-490	American Century Strat Allc: Mod Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.84	*	6.90	7.41	6.40
Large Cap Growth	06-450	American Century Ultra® Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.91	*	33.36	17.29	15.16
Large Cap Value	06-696	American Century Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.00	*	3.01	9.75	8.59
Mid Cap Growth	06-410	American Century VP Capital Apprec I: Class Other Investment Adviser: American Century Investment Management Inc	0.92	*	11.59	10.79	9.59
Mgd Asset Allocation	06-958	American Funds 2010 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.64		5.38	5.10	4.87
Mgd Asset Allocation	06-969	American Funds 2015 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.65		5.91	5.45	5.20
Mgd Asset Allocation	06-972	American Funds 2020 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.66		6.44	5.76	5.63
Mgd Asset Allocation	06-974	American Funds 2025 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.67		7.55	6.57	6.32
Mgd Asset Allocation	06-977	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.68		9.32	7.50	7.19
Mgd Asset Allocation	06-979	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.70		10.96	8.75	8.10
Mgd Asset Allocation	06-982	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.72		12.69	9.46	8.54
Mgd Asset Allocation	06-984	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.72		13.14	9.61	8.68
Mgd Asset Allocation	06-997	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73		13.58	9.64	8.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-999	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.73		13.97	9.58	8.69
Mgd Asset Allocation	06-CGF	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		14.08	9.54	–
Mgd Asset Allocation	06-4R3	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		14.09	–	–
Large Cap Growth	06-207	American Funds AMCAP R4: Class Retirement Investment Adviser: Capital Group	0.69		22.16	10.67	10.34
Balanced	06-446	American Funds American Balanced R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.60		10.36	8.02	7.83
High Yield Bond	06-208	American Funds American High-Inc R4: Class Retirement Investment Adviser: Capital Group	0.67	*	9.15	4.89	4.11
Large Cap Value	06-3MK	American Funds American Mutual R4: Class Retirement Investment Adviser: Capital Group	0.62		7.66	9.82	9.53
World Allocation	06-3MM	American Funds Capital Income Bldr R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		4.56	6.18	5.44
World Stock	06-211	American Funds Capital World Gr&Inc R4: Class Retirement Investment Adviser: Capital Group	0.76		13.68	9.22	7.62
Foreign Growth	06-212	American Funds Europacific Growth R4: Class Retirement Investment Adviser: Capital Group	0.82		5.93	5.96	4.95
Large Cap Blend	06-214	American Funds Fundamental Invs R4: Class Retirement Investment Adviser: Capital Group	0.63		19.34	12.00	11.16
Large Cap Growth	06-216	American Funds Growth Fund of Amer R4: Class Retirement Investment Adviser: Capital Group	0.65		27.10	13.22	12.24
Balanced	06-3MN	American Funds Income Fund of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		3.75	7.06	6.57
Short Term Bond	06-209	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.59	*	3.02	1.43	1.27
World Stock	06-503	American Funds New Perspective R4: Class Retirement Investment Adviser: Capital Group	0.77		15.44	11.80	10.20
Diversified Emerging Markets	06-689	American Funds New World R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.92		6.23	6.59	5.50
World Stock	06-332	American Funds SMALLCAP World R4: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		4.94	8.00	7.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-448	American Funds Washington Mutual R4: Class Retirement Investment Adviser: Capital Group	0.62		15.11	12.14	11.04
Mid Cap Blend	06-4TG	AMG GW&K Small Mid Cap Core I: Class Inst Investment Adviser: GW&K Investment Management, LLC Investment Subadviser: GW&K Investment Management, LLC	0.87		4.62	11.60	–
Large Cap Growth	06-FXW	AMG Renaissance Large Cap Growth N: Class N Investment Adviser: Renaissance Investment Management Investment Subadviser: Renaissance Group LLC	1.00	*	22.77	15.85	13.14
Diversified Emerging Markets	06-4TF	AQR Emerging Multi-Style II N: Class N Investment Adviser: AQR Capital Management	0.97	*	1.49	1.02	–
Foreign Value	06-BBB	AQR International Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.81	*	9.05	6.50	3.91
Large Cap Blend	06-CCC	AQR Large Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.66	*	20.26	12.45	10.37
Small Cap Blend	06-CCF	AQR Small Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.86	*	12.09	9.90	7.63
Mid Cap Value	06-335	Ariel Appreciation Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.13		(2.12)	7.33	6.45
Mid Cap Value	06-330	Ariel Fund Investor: Class Inv Investment Adviser: Ariel Investments, LLC	0.99		(1.20)	7.91	7.73
Foreign Value	06-CKV	Ariel International Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.14	*	3.89	2.59	2.87
Small Cap Growth	06-529	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Adviser: BlackRock Inc	0.50	*	5.96	7.51	7.21
Large Cap Value	06-587	BlackRock Equity Dividend Instl: Class Inst Investment Adviser: BlackRock Inc	0.69	*	7.18	10.20	9.58
World Allocation	06-528	BlackRock Global Allocation Instl: Class Inst Investment Adviser: BlackRock Investment Management, LLC Investment Subadviser: BlackRock (Singapore) Limited	0.84	*	6.91	6.47	5.00
Int Government Bond	06-4WH	BlackRock GNMA Inv A: Class A Investment Adviser: BlackRock Inc	1.13	*	1.35	(0.32)	0.61
Specialty	06-CGM	BlackRock Health Sciences Opps Instl: Class Inst Investment Adviser: BlackRock Inc	0.84		8.36	9.92	11.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
High Yield Bond	06-CHP	BlackRock High Yield Bond Svc: Class S Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.85	*	9.05	4.45	4.20
Mid Cap Growth	06-GHG	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Adviser: BlackRock Inc	0.80	*	14.86	10.31	11.60
Balanced	06-FRY	BlackRock Multi-Asset Income Investor A: Class A Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Limited;	0.82	*	5.78	3.91	3.87
Intermediate Term Bond	06-FTG	BlackRock Strategic Income Opps Inv A: Class A Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.99		4.96	2.87	2.54
Intermediate Term Bond	06-093	BlackRock Total Return Inv A: Class A Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.75		1.77	0.95	1.78
Specialty	06-CCY	BNY Mellon Natural Resources I: Class Inst Investment Adviser: Newton Investment Management Group Investment Subadviser: Newton Investment Management North America, LLC	0.90		(8.73)	15.63	7.84
World Bond	06-709	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	1.00		(1.00)	(0.63)	0.79
Large Cap Growth	06-345	Calvert Equity A: Class A Investment Adviser: Atlanta Capital Management Company, LLC Investment Subadviser: Atlanta Capital Management Company, LLC	0.91		12.45	14.80	13.13
Intermediate Term Bond	06-340	Calvert Income A: Class A Investment Adviser: Calvert Research and Management	0.93		4.04	2.49	2.57
Small Cap Blend	06-516	Calvert Small-Cap A: Class A Investment Adviser: Calvert Research and Management	1.19		(0.48)	7.49	8.18
Mid Cap Blend	06-520	Calvert VP SRI Mid Cap: Class N/A Investment Adviser: Calvert Research and Management	0.99	*	2.39	6.77	6.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-711	ClearBridge Aggressive Growth FI: Class Other Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.07		15.17	6.23	6.12
Large Cap Blend	06-712	ClearBridge Appreciation FI: Class Other Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.96		18.94	13.24	11.33
Foreign Value	06-GJR	ClearBridge International Value A: Class A Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.25	*	0.31	4.04	1.41
Large Cap Growth	06-GJV	ClearBridge Large Cap Growth A: Class A Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.03		37.18	14.15	13.59
Specialty	06-4VC	Cohen & Steers Global Infrastructure A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc. Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;	1.21		(4.03)	4.39	5.42
Specialty	06-4VF	Cohen & Steers Real Estate Securities A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10		(2.44)	5.36	8.18
Foreign Small/Mid Eqty	06-863	Columbia Acorn International Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.98	*	3.53	3.34	3.13
Balanced	06-66K	Columbia Capital Alloc Mod Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.00		11.52	7.03	6.51
Balanced	06-66N	Columbia Capital Allocation Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.02		13.28	8.32	7.54
Balanced	06-66C	Columbia Capital Allocation Cnsrv A: Class A Investment Adviser: Columbia Threadneedle Investments	0.95		5.28	2.52	2.75
Balanced	06-66G	Columbia Capital Allocation Mod A: Class A Investment Adviser: Columbia Threadneedle Investments	0.96		9.45	5.62	5.39
Large Cap Blend	06-095	Columbia Contrarian Core Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.72	*	25.70	15.30	12.42
Large Cap Value	06-096	Columbia Dividend Income Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments North America	0.65		10.09	11.85	11.11
Emerging Market Bond	06-438	Columbia Emerging Markets Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	1.14		5.10	0.26	2.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-67P	Columbia Integrated Large Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	0.79	*	34.63	15.78	–
Small Cap Growth	06-67T	Columbia Integrated Small Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	1.24	*	3.11	5.75	–
Mid Cap Blend	06-334	Columbia Mid Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45	*	4.32	9.52	8.81
Foreign Value	06-FTN	Columbia Overseas Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments North America	0.91	*	6.63	6.09	–
Intermediate Term Bond	06-947	Columbia Quality Income Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.63	*	0.75	(0.53)	1.15
World Stock	06-4NM	Columbia Select Global Equity Advisor: Class Adv Investment Adviser: Columbia Threadneedle Investments	1.00		19.37	12.73	–
Large Cap Value	06-099	Columbia Select Large Cap Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.55	*	0.66	10.30	9.43
Mid Cap Growth	06-64V	Columbia Select Mid Cap Growth Fund A: Class A Investment Adviser: Columbia Threadneedle Investments	1.12	*	15.93	10.72	9.39
Mid Cap Value	06-098	Columbia Select Mid Cap Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.88	*	2.03	10.77	8.55
Small Cap Value	06-946	Columbia Select Small Cap Value Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	1.01	*	(0.56)	7.33	6.42
Specialty	06-869	Columbia Seligman Tech & Info Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments North America	0.95		29.79	22.62	20.05
Small Cap Blend	06-336	Columbia Small Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45		1.34	7.45	8.14
Small Cap Value	06-64X	Columbia Small Cap Value II A: Class A Investment Adviser: Columbia Threadneedle Investments	1.24	*	1.10	8.19	6.90
Intermediate Term Bond	06-64Y	Columbia Total Return Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	0.74	*	3.17	1.27	1.99
Intermediate Term Bond	06-67N	Columbia Total Return Bond Adv: Class Adv Investment Adviser: Columbia Threadneedle Investments	0.49	*	3.43	1.52	2.24
Mid Cap Blend	06-551	CRM Mid Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.16		(2.28)	9.24	8.76
Small Cap Blend	06-552	CRM Small Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.22		0.26	4.97	6.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-CGR	Delaware Climate Solutions Y: Class Inst Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	1.24	*	(13.41)	0.15	(4.42)
World Allocation	06-008	Delaware Ivy Asset Strategy Fund Cl Y: Class Inst Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.12		10.02	8.58	4.13
Balanced	06-010	Delaware Ivy Balanced Fund Class Y: Class Inst Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	1.05	*	11.65	8.71	6.90
High Yield Bond	06-012	Delaware Ivy High Income Fund Class Y: Class Inst Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	0.97	*	7.53	3.67	3.63
Specialty	06-CGV	Delaware Ivy Science and Technology Y: Class Inst Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	1.24		32.00	15.94	11.79
Small Cap Blend	06-FPF	Delaware Ivy Smid Cap Core Fund Class Y: Class Inst Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	1.14	*	5.16	7.54	7.87
Large Cap Value	06-FNG	DWS CROCI US S: Class S Investment Adviser: DWS Americas	0.68		12.51	6.41	–
Diversified Emerging Markets	06-3VP	DWS Emerging Markets Equity S: Class S Investment Adviser: DWS Americas Investment Subadviser: DWS International GmbH	1.01	*	(7.06)	(1.56)	2.23
Specialty	06-608	DWS Enhanced Commodity Strategy S: Class S Investment Adviser: DWS Americas	0.99	*	(7.62)	5.40	0.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-632	DWS ESG Core Equity S: Class S Investment Adviser: DWS Americas	0.55	*	19.45	14.42	9.89
Int Government Bond	06-FRC	DWS GNMA S: Class S Investment Adviser: DWS Americas	0.61		1.00	(0.10)	0.79
Specialty	06-614	DWS RREEF Global Infrastructure S: Class S Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.14	*	(5.67)	4.92	4.39
World Allocation	06-631	DWS RREEF Real Assets S: Class S Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.06	*	(4.85)	5.32	4.03
Specialty	06-617	DWS RREEF Real Estate Securities S: Class S Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.75		(2.05)	4.13	6.89
Small Cap Blend	06-GGM	DWS Small Cap Core S: Class S Investment Adviser: DWS Americas	0.94		5.65	10.99	9.15
Foreign Blend	06-CHJ	Federated Hermes International Equity IS: Class Inst Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Polaris Capital Management, LLC	0.94	*	5.28	5.75	5.09
Foreign Blend	06-049	Federated Hermes Intl Leaders IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.79	*	4.81	8.65	4.62
Large Cap Growth	06-050	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	0.84	*	28.37	12.08	11.45
Large Cap Blend	06-051	Federated Hermes MDT All Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.75	*	16.75	15.16	12.67
Small Cap Blend	06-4FT	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	6.46	8.19	9.08
Small Cap Growth	06-FTV	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	4.60	7.09	9.26
High Yield Bond	06-788	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.73	*	8.59	4.71	4.69
Mgd Asset Allocation	06-CCH	Fidelity Advisor Freedom 2010 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.48		4.85	4.18	4.46
Mgd Asset Allocation	06-CCJ	Fidelity Advisor Freedom 2015 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.53		5.54	4.90	5.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-CCK	Fidelity Advisor Freedom 2020 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.57	6.36	5.57	5.59
Mgd Asset Allocation	06-CCM	Fidelity Advisor Freedom 2025 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.61	6.97	6.19	6.09
Mgd Asset Allocation	06-CCN	Fidelity Advisor Freedom 2030 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.66	7.70	7.02	6.85
Mgd Asset Allocation	06-CCP	Fidelity Advisor Freedom 2035 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.70	9.22	8.32	7.71
Mgd Asset Allocation	06-CCR	Fidelity Advisor Freedom 2040 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.74	10.50	9.22	8.15
Mgd Asset Allocation	06-CCT	Fidelity Advisor Freedom 2045 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.92	9.32	8.21
Mgd Asset Allocation	06-CCV	Fidelity Advisor Freedom 2050 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.90	9.31	8.20
Mgd Asset Allocation	06-CCW	Fidelity Advisor Freedom 2055 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.94	9.33	8.21
Mgd Asset Allocation	06-CCX	Fidelity Advisor Freedom 2060 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.89	9.30	–
Mgd Asset Allocation	06-63P	Fidelity Advisor Freedom 2065 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75	10.96	–	–
Mgd Asset Allocation	06-CCG	Fidelity Advisor Freedom Income I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.47	4.21	3.08	3.24
Balanced	06-FTY	Fidelity Advisor Balanced I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.57	15.85	11.14	9.24
Foreign Growth	06-280	Fidelity Advisor Diversified Intl M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.43	8.03	7.80	5.16
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Blend	06-028	Fidelity Advisor Diversified Stock I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	23.19	15.29	12.14
Large Cap Value	06-255	Fidelity Advisor Dividend Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.24	14.05	9.68	8.81
Specialty	06-34W	Fidelity Advisor Energy I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.74	(3.35)	10.93	3.07
Large Cap Growth	06-120	Fidelity Advisor Equity Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	31.70	17.78	14.48
Large Cap Blend	06-265	Fidelity Advisor Growth & Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15	11.21	12.51	10.20
Large Cap Growth	06-125	Fidelity Advisor Growth Opps M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.96	33.53	16.30	15.51
Foreign Growth	06-155	Fidelity Advisor Intl Cap App M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.31	16.73	9.24	7.62
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Blend	06-232	Fidelity Advisor Leveraged Co Stk A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.05	17.00	12.29	8.39
Large Cap Growth	06-295	Fidelity Advisor New Insights A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.70	32.23	13.13	11.58
Specialty	06-047	Fidelity Advisor Real Estate I: Class Inst Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.84	(4.25)	1.75	4.93
Specialty	06-GKP	Fidelity Advisor Real Estate Income I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.73	3.05	4.21	5.50
Small Cap Blend	06-393	Fidelity Advisor Small Cap A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.36	6.65	11.15	8.01
Large Cap Growth	06-841	Fidelity Advisor Stock Sel All Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13	18.21	13.24	10.93
Mid Cap Blend	06-270	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.20	3.73	9.43	8.41
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-026	Fidelity Advisor Strategic Div & Inc I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.72		4.78	8.53	8.19
Multisector Bond	06-110	Fidelity Advisor Strategic Income A: Class A Investment Adviser: Fidelity Management and Research Company Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.98		5.67	2.88	3.17
Intermediate Term Bond	06-027	Fidelity Advisor Total Bond I: Class Inst Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.50		3.43	1.93	2.39
Mid Cap Value	06-322	Fidelity Advisor Value A: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15	*	4.58	12.77	8.98
Balanced	06-230	Fidelity VIP Asset Manager Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60		7.32	6.46	5.38
Large Cap Growth	06-245	Fidelity VIP Contrafund Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60		31.46	15.60	12.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-205	Fidelity VIP Equity-Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.51		6.83	10.79	8.99
Large Cap Growth	06-210	Fidelity VIP Growth Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61		32.89	18.60	15.21
High Yield Bond	06-215	Fidelity VIP High Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.82		6.84	2.94	3.35
Foreign Growth	06-220	Fidelity VIP Overseas Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77		11.56	8.76	5.50
Large Cap Growth	06-CMX	Franklin Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.55		22.82	13.80	12.81
Large Cap Growth	06-CNW	Franklin Growth Opportunities Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.68	*	33.94	13.69	11.69
Balanced	06-719	Franklin Income Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.46	*	4.19	6.54	5.38
World Stock	06-723	Franklin Mutual Global Discovery Z: Class Inst Investment Adviser: Franklin Templeton Invts	0.95		11.86	8.74	6.60
Small Cap Value	06-CMY	Franklin Small Cap Value Adv: Class Adv*** Investment Adviser: Franklin Templeton Investments	0.73		0.44	8.67	7.39
Mid Cap Growth	06-CNC	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.65	*	15.83	11.38	9.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Multisector Bond	06-CNF	Franklin Strategic Income Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.68	*	5.78	1.81	2.06
Specialty	06-FPC	Franklin Utilities Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.56		(6.63)	5.64	7.81
Cash	06-CGH	Goldman Sachs FS Government Adm: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.43		4.87	1.70	1.07
World Allocation	06-249	Goldman Sachs Growth Strategy Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.62	*	11.50	8.47	7.14
Foreign Blend	06-367	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.81	*	12.39	6.55	5.59
Large Cap Growth	06-CKX	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.67	*	29.31	14.90	13.78
Large Cap Value	06-052	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.68	*	5.56	8.06	8.69
Mid Cap Growth	06-727	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91	*	9.87	11.33	9.53
Mid Cap Blend	06-252	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		4.12	11.34	8.38
World Allocation	06-728	Goldman Sachs Satellite Strategies Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	1.13	*	3.06	2.77	2.95
Small Cap Blend	06-254	Goldman Sachs Small Cap Value Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	1.00	*	(1.52)	5.47	6.23
Specialty	06-257	Goldman Sachs Technology Opps Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.89	*	46.76	17.59	16.10
Large Cap Blend	06-053	Goldman Sachs US Equity Insights Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management B.V.	0.68	*	17.22	12.05	11.34
Mid Cap Growth	06-39P	Hartford MidCap R4: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	1.16		4.14	6.91	8.32
Mid Cap Blend	06-3CT	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Adviser: Schroders Investment Mgt North America Investment Subadviser: Schroder Investment Management North America Inc.	1.22		5.31	9.20	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Bond	06-3YH	Hartford World Bond R4: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	1.02		1.60	0.52	1.24
World Stock	06-569	Impax Global Environmental Markets Inv: Class Inv Investment Adviser: Impax Asset Management Ltd Investment Subadviser: Impax Asset Management Ltd	1.16		5.81	9.84	7.51
Balanced	06-568	Impax Sustainable Allocation Inv: Class Inv Investment Adviser: Impax Asset Management	0.90		7.22	7.96	6.88
Balanced	06-893	Invesco Active Allocation Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.72		6.33	6.38	5.90
Large Cap Growth	06-023	Invesco American Franchise A: Class A Investment Adviser: Invesco Advisers, Inc	0.99		36.25	14.83	12.41
Large Cap Value	06-771	Invesco Comstock A: Class A Investment Adviser: Invesco Advisers, Inc	0.82		6.18	11.43	9.33
Large Cap Value	06-762	Invesco Comstock Select Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.71	*	6.49	12.40	9.65
Intermediate Term Bond	06-894	Invesco Core Bond Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.46	*	1.94	1.23	2.03
Diversified Emerging Markets	06-571	Invesco Developing Markets Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.99		(4.00)	(0.19)	2.03
Mid Cap Growth	06-4HC	Invesco Discovery Mid Cap Growth R5: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.73		10.89	–	–
Large Cap Value	06-817	Invesco Diversified Dividend Investor: Class Inv Investment Adviser: Invesco Advisers, Inc	0.73		4.84	8.49	7.92
Foreign Growth	06-192	Invesco EQV International Equity R5: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.90		6.62	6.39	4.69
Specialty	06-055	Invesco Floating Rate ESG Y: Class Inst Investment Adviser: Invesco Advisers, Inc Investment Subadviser: Invesco Senior Secured Management Inc	0.85		10.25	4.61	3.86
World Stock	06-843	Invesco Global Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.87		0.82	0.59	5.99
Multisector Bond	06-751	Invesco Global Strategic Income Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.86	*	5.25	0.65	1.63
World Stock	06-752	Invesco Global Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.81		25.34	10.59	9.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-753	Invesco Gold & Special Minerals Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.82		(14.13)	7.38	3.95
Specialty	06-815	Invesco Health Care Invstor: Class Inv Investment Adviser: Invesco Advisers, Inc	1.04		7.97	7.63	6.81
Specialty	06-229	Invesco Income Advantage Intl R5: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.99	*	7.86	3.80	2.98
World Bond	06-754	Invesco International Bond Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.86		3.11	(0.71)	0.97
Foreign Small/Mid Eqty	06-757	Invesco International Small-Mid Com Y: Class Inst Investment Adviser: Invesco Advisers, Inc	1.09		0.81	4.31	6.92
Large Cap Blend	06-758	Invesco Main Street All Cap Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.82		21.34	13.75	10.24
Mid Cap Blend	06-759	Invesco Main Street Mid Cap Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.82		6.72	9.18	7.93
Foreign Growth	06-756	Invesco Oppenheimer International Gr Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.83		10.82	7.41	4.56
Specialty	06-062	Invesco Senior Floating Rate Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadviser: Invesco Senior Secured Management Inc	0.82	*	10.27	3.30	3.30
Small Cap Growth	06-320	Invesco Small Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc	1.16		2.65	6.17	7.37
Mid Cap Value	06-814	Invesco Value Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.09		7.85	13.11	9.18
Mid Cap Value	06-6KR	Invesco Value Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.84		8.12	13.41	9.45
Mid Cap Growth	06-CMC	Janus Henderson Enterprise A: Class A Investment Adviser: Janus Henderson Investors	1.14		7.97	11.17	11.70
Large Cap Growth	06-603	Janus Henderson Forty A: Class A Investment Adviser: Janus Henderson Investors	0.81		33.24	15.35	14.13
Foreign Value	06-GMH	Janus Henderson Global Equity Income A: Class A Investment Adviser: Janus Henderson Investors Ltd	1.20		3.69	5.74	4.23
Specialty	06-CGX	Janus Henderson Global Life Sciences T: Class Other Investment Adviser: Janus Henderson Investors	0.92		9.83	11.20	10.94
Large Cap Blend	06-156	Janus Henderson Growth And Income R: Class Retirement Investment Adviser: Janus Henderson Investors	1.37	*	14.93	11.19	11.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-604	Janus Henderson Mid Cap Value A: Class A Investment Adviser: Janus Henderson Investors	0.91		2.50	7.70	7.14
Large Cap Growth	06-888	Janus Henderson Research A: Class A Investment Adviser: Janus Henderson Investors	0.84		37.96	15.57	13.06
Small Cap Value	06-615	Janus Henderson Small Cap Value S: Class S Investment Adviser: Janus Henderson Investors	1.09		3.01	5.46	6.42
Small Cap Growth	06-889	Janus Henderson Triton A: Class A Investment Adviser: Janus Henderson Investors	1.32	*	3.22	6.19	8.44
Balanced	06-611	Janus Henderson VIT Balanced Svc: Class S Investment Adviser: Janus Henderson Investors	0.86		12.19	8.86	8.12
Intermediate Term Bond	06-601	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.57	*	2.21	1.58	1.80
World Stock	06-600	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.64		20.32	12.13	9.55
Large Cap Blend	06-954	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Adviser: Intech	1.04	*	9.56	8.66	9.04
Large Cap Value	06-FXX	JPMorgan Equity Income R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.70		2.08	9.70	–
Int Government Bond	06-FYC	JPMorgan Government Bond R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.55	*	1.28	0.29	–
Mid Cap Growth	06-FYG	JPMorgan Mid Cap Growth R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.95	*	14.33	12.94	–
Mid Cap Value	06-FYJ	JPMorgan Mid Cap Value R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.90	*	3.17	8.71	–
Mgd Asset Allocation	06-GMM	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	6.87	4.39	–
Mgd Asset Allocation	06-GMN	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	7.41	5.33	–
Mgd Asset Allocation	06-GMP	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	8.52	6.28	–
Mgd Asset Allocation	06-GMR	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	9.59	7.26	–
Mgd Asset Allocation	06-GMT	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	10.36	7.96	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-GMV	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.00	8.49	–
Mgd Asset Allocation	06-GMW	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.19	8.57	–
Mgd Asset Allocation	06-GMX	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.15	8.58	–
Mgd Asset Allocation	06-GMY	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.13	8.58	–
Mgd Asset Allocation	06-6RF	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	11.00	–	–
Mgd Asset Allocation	06-GNC	JPMorgan SmartRetirement® Blend IncomeR4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	6.70	4.12	–
Small Cap Blend	06-FYM	JPMorgan US Small Company R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.97		3.49	8.30	–
Large Cap Value	06-GJH	JPMorgan Value Advantage R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.80	*	4.87	9.54	–
Multisector Bond	06-CJT	Lord Abbett Bond Debenture R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.58		4.18	2.82	–
Small Cap Growth	06-CJW	Lord Abbett Developing Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.67		0.87	6.19	–
Large Cap Blend	06-CJV	Lord Abbett Dividend Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.67		15.27	12.63	–
Large Cap Value	06-CJX	Lord Abbett Fundamental Equity R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.71		9.18	9.72	–
Large Cap Growth	06-CJY	Lord Abbett Growth Leaders R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.66		32.03	15.37	–
Mid Cap Growth	06-CKC	Lord Abbett Growth Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.71	*	8.11	7.63	–
High Yield Bond	06-CKF	Lord Abbett High Yield R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.70		7.61	3.30	–
Foreign Small/Mid Eqty	06-36F	Lord Abbett International Opp R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.01		4.26	5.07	–
Mid Cap Value	06-CKG	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.76		8.32	8.99	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Value	06-CKH	Lord Abbett Small Cap Value R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.98		7.76	6.01	–
Intermediate Term Bond	06-CKJ	Lord Abbett Total Return R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.45		2.88	1.08	–
Mid Cap Blend	06-CKK	Lord Abbett Value Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.91		7.25	8.57	–
Balanced	06-222	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	0.88		5.29	4.30	3.63
Balanced	06-223	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.02		7.61	7.07	5.44
Balanced	06-224	Manning & Napier Pro-Blend Max Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.10	*	11.56	10.26	8.14
Balanced	06-226	Manning & Napier Pro-Blend Mod Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.07		6.56	5.74	4.29
Balanced	06-058	MFS Aggressive Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	1.02	*	8.48	9.59	8.45
Balanced	06-059	MFS Conservative Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.84		5.92	5.25	4.71
Emerging Market Bond	06-014	MFS Emerging Markets Debt R3: Class Retirement Investment Adviser: MFS Investment Management	1.06	*	5.07	1.25	2.75
Balanced	06-060	MFS Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.96	*	8.05	8.43	7.41
Foreign Growth	06-773	MFS International Intrinsic Value R3: Class Retirement*** Investment Adviser: MFS Investment Management	1.03	*	7.94	7.35	7.22
Foreign Small/Mid Eqty	06-360	MFS International New Discovery A: Class A*** Investment Adviser: MFS Investment Management	1.31	*	2.22	3.29	4.39
Large Cap Growth	06-386	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Adviser: MFS Investment Management	0.71		18.11	15.16	13.26
Mid Cap Growth	06-365	MFS Mid Cap Growth A: Class A Investment Adviser: MFS Investment Management	1.04	*	14.15	11.06	11.00
Mid Cap Value	06-891	MFS Mid Cap Value R3: Class Retirement Investment Adviser: MFS Investment Management	0.99	*	3.03	10.12	8.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-061	MFS Moderate Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.90		6.77	6.85	6.08
Small Cap Growth	06-299	MFS New Discovery R3: Class Retirement Investment Adviser: MFS Investment Management	1.29	*	1.58	7.91	7.59
Specialty	06-CMH	MFS Technology R3: Class Retirement Investment Adviser: MFS Investment Management	1.14	*	47.21	16.09	15.99
Specialty	06-388	MFS Utilities R3: Class Retirement Investment Adviser: MFS Investment Management	1.00	*	(6.87)	5.85	5.71
Large Cap Value	06-375	MFS Value A: Class A Investment Adviser: MFS Investment Management	0.79	*	5.42	9.69	8.96
Mid Cap Blend	06-399	Monteagle Opportunity Equity Instl: Class Inst Investment Adviser: Henssler Asset Management, LLC Investment Subadviser: Gw Henssler & Associates Ltd	1.20		4.96	10.62	8.85
Diversified Emerging Markets	06-015	Neuberger Berman Emerg Mkts Eq A: Class A Investment Adviser: Neuberger Berman	1.52	*	(4.84)	(1.47)	1.64
World Stock	06-880	Neuberger Berman Focus Adv: Class Adv Investment Adviser: Neuberger Berman	1.35		17.25	8.45	7.91
Large Cap Value	06-900	Neuberger Berman Large Cap Value Adv: Class Adv Investment Adviser: Neuberger Berman	1.10		(4.62)	10.20	9.43
Mid Cap Value	06-GJK	Neuberger Berman M/C Intrinsic Val A: Class A Investment Adviser: Neuberger Berman	1.21	*	1.60	5.00	6.17
Small Cap Growth	06-868	Neuberger Berman Small Cap Growth A: Class A Investment Adviser: Neuberger Berman	1.27	*	5.72	8.18	9.14
Large Cap Blend	06-CNY	Neuberger Berman Sustainable Equity A: Class A Investment Adviser: Neuberger Berman	1.06		23.05	12.53	10.66
Balanced	06-832	North Square Multi Strategy I: Class Inst Investment Adviser: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	1.28		10.54	10.44	9.51
Small Cap Value	06-492	Northern Small Cap Value: Class No Load Investment Adviser: Northern Trust Asset Management	1.00	*	3.59	6.43	6.58
Large Cap Value	06-892	Nuveen Dividend Value A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.96	*	4.54	7.72	7.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Growth	06-237	Nuveen Mid Cap Growth Opps A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.17	*	12.66	8.44	7.87
Mid Cap Value	06-234	Nuveen Mid Cap Value A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.16	*	4.82	9.87	8.79
Specialty	06-324	Nuveen Real Estate Securities A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.22	*	(3.11)	3.52	6.15
Small Cap Blend	06-239	Nuveen Small Cap Select A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.24	*	6.40	9.35	8.38
Small Cap Value	06-242	Nuveen Small Cap Value A: Class A Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	1.20	*	(0.18)	4.99	5.87
Large Cap Blend	06-497	Parnassus Core Equity Investor: Class Inv Investment Adviser: Parnassus Investments, LLC	0.82	*	20.44	14.45	12.24
Mid Cap Growth	06-496	Parnassus Mid Cap Growth Investor: Class No Load Investment Adviser: Parnassus Investments, LLC	0.80		18.64	8.23	8.59
Mid Cap Blend	06-498	Parnassus Mid-Cap: Class No Load Investment Adviser: Parnassus Investments, LLC	0.96	*	5.22	7.09	8.09
Emerging Market Bond	06-501	Payden Emerging Markets Bond: Class Inv Investment Adviser: Payden & Rygel	0.73		7.12	0.97	3.11
Multisector Bond	06-467	Payden Managed Income Adviser: Class Adv Investment Adviser: Payden & Rygel	1.20	*	4.32	2.47	2.03
Specialty	06-3FP	PGIM Global Real Estate R4: Class Retirement Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.05	*	(2.44)	1.40	–
Specialty	06-526	PGIM Global Real Estate Z: Class Inst*** Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.93		(2.34)	1.53	4.05
World Bond	06-6CF	PGIM Global Total Return R4: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income	0.84	*	4.14	(0.98)	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
High Yield Bond	06-3FJ	PGIM High Yield R4: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.66	*	8.21	4.14	–
High Yield Bond	06-532	PGIM High Yield Z: Class Inst*** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.51		8.37	4.33	4.64
Specialty	06-457	PGIM Jennison Financial Services Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.09		13.95	11.58	6.54
Large Cap Growth	06-063	PGIM Jennison Focused Growth Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.75	*	43.71	15.05	14.02
Specialty	06-459	PGIM Jennison Health Sciences Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.86		17.20	11.07	10.42
Mid Cap Growth	06-3FG	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.83	*	12.67	12.60	–
Mid Cap Growth	06-462	PGIM Jennison Mid-Cap Growth Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.73		12.84	12.73	9.95
Specialty	06-454	PGIM Jennison Natural Resources Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.91		(11.94)	11.31	1.61
Small Cap Growth	06-3FW	PGIM Jennison Small Company R4: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.93	*	0.61	11.06	–
Small Cap Growth	06-593	PGIM Jennison Small Company Z: Class Inst*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.81		0.72	11.20	9.14
Mid Cap Value	06-3FV	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.98	*	(1.98)	5.78	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-064	PGIM Quant Solutions Mid-Cap Val Z: Class Inst*** Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.89	*	(1.83)	5.92	6.18
Intermediate Term Bond	06-3FM	PGIM Total Return Bond R4: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.64	*	3.83	1.20	–
Intermediate Term Bond	06-537	PGIM Total Return Bond Z: Class Inst*** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.49	*	3.98	1.35	2.46
Balanced	06-706	PIMCO All Asset Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	1.65	*	2.54	4.97	4.16
Specialty	06-018	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.24	*	(7.04)	7.25	(0.86)
High Yield Bond	06-760	PIMCO High Yield Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.82		8.49	3.63	3.89
Multisector Bond	06-768	PIMCO Income Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.87		6.08	2.93	4.10
Intermediate Term Bond	06-CNN	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.29		3.83	1.46	2.81
Specialty	06-33M	PIMCO Long Duration Total Return A: Class A Investment Adviser: Pacific Investment Management Company, LLC	2.13		(1.00)	0.36	–
Specialty	06-33N	PIMCO Long-Term US Government A: Class A Investment Adviser: Pacific Investment Management Company, LLC	1.40		(5.15)	(2.01)	1.04
Inflation-Protec Bond	06-707	PIMCO Real Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.92		2.16	2.76	1.95
Mgd Asset Allocation	06-3Y3	PIMCO RealPath Blend 2025 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.72		5.20	5.77	–
Mgd Asset Allocation	06-3Y4	PIMCO RealPath Blend 2030 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.64		6.31	6.40	–
Mgd Asset Allocation	06-3Y6	PIMCO RealPath Blend 2035 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.57		8.07	7.35	–
Mgd Asset Allocation	06-3Y7	PIMCO RealPath Blend 2040 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.51		9.08	7.99	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-3Y9	PIMCO RealPath Blend 2045 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.45		9.89	8.46	–
Mgd Asset Allocation	06-3YC	PIMCO RealPath Blend 2050 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.41		10.49	8.75	–
Mgd Asset Allocation	06-3YF	PIMCO RealPath Blend 2055 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.40		10.70	8.80	–
Mgd Asset Allocation	06-6FG	PIMCO RealPath Blend 2060 Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.40		11.13	–	–
Mgd Asset Allocation	06-3YG	PIMCO RealPath Blend Income Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.76		4.75	4.93	–
Intermediate Term Bond	06-291	PIMCO Total Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.74		2.72	0.86	1.56
Intermediate Term Bond	06-823	Pioneer Bond Y: Class Inst Investment Adviser: Amundi US	0.47		3.18	1.65	2.26
High Yield Bond	06-021	Pioneer Corporate High Yield Fund Y: Class Inst Investment Adviser: Amundi US	0.61	*	7.55	4.00	–
Large Cap Value	06-828	Pioneer Equity Income Y: Class Inst Investment Adviser: Amundi US	0.78		2.69	7.63	8.65
Large Cap Blend	06-590	Pioneer Fund VCT I: Class Inst Investment Adviser: Amundi US	0.76		21.72	15.86	12.84
Large Cap Growth	06-626	Pioneer Fundamental Growth Y: Class Inst Investment Adviser: Amundi US	0.76		29.14	16.76	14.09
World Stock	06-GGJ	Pioneer Global Sustainable Equity Y: Class Inst Investment Adviser: Amundi US	0.75	*	9.12	12.67	9.41
High Yield Bond	06-829	Pioneer High Yield Y: Class Inst Investment Adviser: Amundi	0.85	*	6.69	3.56	3.52
Mid Cap Value	06-831	Pioneer Mid Cap Value Y: Class Inst Investment Adviser: Amundi US	0.89		0.73	9.63	7.48
Mid Cap Growth	06-591	Pioneer Select Mid Cap Growth VCT I: Class No Load Investment Adviser: Amundi	0.87		12.25	8.06	8.96
Multisector Bond	06-CGG	Pioneer Strategic Income Y: Class Inst Investment Adviser: Amundi US	0.70	*	4.64	2.61	2.93
Intermediate Term Bond	06-897	Putnam Diversified Income Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.79		4.36	0.72	1.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-GNP	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	0.71		13.72	7.44	6.94
Balanced	06-GNV	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	0.78		8.29	3.94	4.22
Balanced	06-GNY	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.80		16.07	9.03	8.15
Large Cap Growth	06-899	Putnam Large Cap Growth Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.65		38.94	17.43	15.18
Large Cap Value	06-FCF	Putnam Large Cap Value Y: Class Inst Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.64		11.79	13.14	10.87
Diversified Emerging Markets	06-747	Russell Inv Emerging Markets S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Axiom Investors, LLC;Numeric Investors LLC; Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.19	*	(4.99)	(0.55)	1.64
Large Cap Value	06-742	Russell Inv Equity Income S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;	0.83	*	7.19	11.05	10.39
World Stock	06-736	Russell Inv Global Equity S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Wellington Management Company LLP; Sanders Capital, LLC;Intermede Global Partners Inc;	0.99	*	14.67	10.87	8.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-489	Russell Inv Global Infrastructure S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd;	1.03	*	(1.95)	4.91	5.28
Specialty	06-739	Russell Inv Global Real Estate Secs S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	1.09	*	(3.38)	0.23	3.38
Foreign Blend	06-737	Russell Inv International Devd Mkts S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc;	0.93	*	5.25	5.87	4.22
Intermediate Term Bond	06-738	Russell Inv Investment Grade Bond S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.48	*	1.68	0.70	1.46
Balanced	06-659	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.86	*	7.91	4.58	4.48
Balanced	06-661	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.65	*	3.58	1.82	2.36
Balanced	06-662	Russell Inv LifePoints Equity Gr StratR1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.89	*	11.09	6.96	6.09
Balanced	06-663	Russell Inv LifePoints Growth Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.91	*	10.21	6.41	5.62
Balanced	06-664	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Adviser: Russell Investment Management, LLC	0.75	*	5.82	2.70	3.28
Multisector Bond	06-488	Russell Inv Opportunistic Credit S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Voya Investment Management Co. LLC; Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd;	0.77	*	8.09	2.46	3.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-741	Russell Inv Strategic Bond S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: RBC Global Asset Management (UK) Limited; Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited;	0.58	*	0.84	0.69	1.54
Large Cap Blend	06-744	Russell Inv Sustainable Equity S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Mar Vista Investment Partners, LLC;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.;Sustainable Growth Advisers, LP;	1.00	*	14.21	12.32	11.20
Small Cap Blend	06-749	Russell Inv US Small Cap Equity S: Class S Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	1.05	*	1.63	7.85	7.17
Large Cap Blend	06-225	State Street Equity 500 Index Adm: Class Other Investment Adviser: State Street Global Advisors	0.17	*	20.61	14.04	12.35
World Stock	06-029	Steward Global Equity Income Fund A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	1.26		7.02	8.59	8.72
Large Cap Blend	06-030	Steward Values Enhanced Lg Cap Index A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.84		19.09	12.24	10.58
Small Cap Blend	06-031	Steward Values Enhanced SmMidCapIndex A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.83		3.23	7.90	7.66
Large Cap Growth	06-720	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Adviser: T. Rowe Price	1.23		40.49	11.41	12.50
Large Cap Value	06-580	T. Rowe Price Equity Income Port: Class Inst Investment Adviser: T. Rowe Price	0.74	*	3.59	9.60	8.26
Europe Stock	06-755	T. Rowe Price European Stock: Class Inv Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	1.03		7.62	7.29	3.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Allocation	06-47X	T. Rowe Price Global Allocation Advisor: Class Adv Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	1.23	*	8.22	6.22	5.71
Large Cap Growth	06-308	T. Rowe Price Growth Stock Adv: Class Adv Investment Adviser: T. Rowe Price	0.93		35.99	11.37	11.95
Foreign Growth	06-715	T. Rowe Price International Stock R: Class Retirement Investment Adviser: T. Rowe Price	1.40	*	4.78	5.11	4.71
Foreign Value	06-309	T. Rowe Price International Value Eq Adv: Class Adv Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	1.08		7.62	6.51	3.17
Mid Cap Growth	06-790	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	1.29		10.43	9.12	10.06
Mid Cap Value	06-311	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Adviser: T. Rowe Price	1.07		7.57	11.31	9.51
Mgd Asset Allocation	06-573	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		7.04	4.91	4.58
Mgd Asset Allocation	06-574	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		7.36	5.30	4.97
Mgd Asset Allocation	06-774	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.75		7.70	5.75	5.45
Mgd Asset Allocation	06-777	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.78		7.95	6.23	5.98
Mgd Asset Allocation	06-779	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.79		8.57	6.86	6.55
Mgd Asset Allocation	06-782	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.82		9.53	7.52	7.10
Mgd Asset Allocation	06-784	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.84		10.72	8.20	7.57
Mgd Asset Allocation	06-787	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.85		11.68	8.77	7.98
Mgd Asset Allocation	06-791	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.87		12.35	9.19	8.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-793	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.88		12.53	9.26	8.26
Mgd Asset Allocation	06-796	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		12.63	9.24	8.23
Mgd Asset Allocation	06-CMP	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		12.55	9.24	–
Mgd Asset Allocation	06-63R	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		12.57	–	–
Balanced	06-798	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Adviser: T. Rowe Price	0.74		6.72	5.06	4.54
Foreign Value	06-CNG	Templeton Foreign Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.85	*	2.10	3.99	2.39
World Bond	06-CNH	Templeton Global Bond Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.72	*	(3.03)	(3.36)	(0.39)
World Stock	06-CNJ	Templeton Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.79		9.74	4.66	3.68
World Bond	06-CHN	Templeton International Bond A: Class A Investment Adviser: Franklin Templeton Investments	1.09	*	(2.76)	(3.83)	(1.31)
Foreign Blend	06-316	Thornburg International Equity R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.90	*	6.65	8.63	5.68
World Allocation	06-986	Thornburg Investment Income Builder R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.03	*	11.62	7.99	6.51
Short Term Bond	06-953	Thornburg Limited Term Income R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.49	*	4.70	2.23	2.21
Short Term Gov Bond	06-104	Thornburg Limited Term US Government R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.99	*	2.05	0.05	0.46
Mid Cap Blend	06-109	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.31	*	3.37	6.09	7.57
Mid Cap Growth	06-314	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.95	*	11.34	4.85	5.85
Intermediate Term Bond	06-434	TIAA-CREF Bond Index Retirement: Class Retirement Investment Adviser: TIAA-CREF	0.32		1.95	0.49	1.27
Intermediate Term Bond	06-CNK	TIAA-CREF Core Impact Bond Retirement: Class Retirement Investment Adviser: TIAA-CREF	0.62		2.26	0.69	1.89

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-939	TIAA-CREF Core Plus Bond R: Class Retirement Investment Adviser: TIAA-CREF	0.55		3.12	1.24	2.07
Diversified Emerging Markets	06-020	TIAA-CREF Emerging Markets Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.44		(4.46)	0.28	2.39
Large Cap Blend	06-433	TIAA-CREF Growth & Income Retire: Class Retirement Investment Adviser: TIAA-CREF	0.66		27.05	13.88	11.76
Foreign Blend	06-428	TIAA-CREF International Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		8.18	6.53	4.59
Foreign Growth	06-6J9	TIAA-CREF International Opps Retl: Class Adv Investment Adviser: TIAA-CREF	0.99		1.64	6.02	4.72
Large Cap Growth	06-431	TIAA-CREF Large-Cap Gr Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		34.61	17.68	15.12
Large Cap Growth	06-942	TIAA-CREF Large-Cap Growth R: Class Retirement Investment Adviser: TIAA-CREF	0.66		36.79	15.21	13.78
Large Cap Value	06-429	TIAA-CREF Large-Cap Value Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		5.81	8.98	8.49
Large Cap Value	06-943	TIAA-CREF Large-Cap Value Retire: Class Retirement Investment Adviser: TIAA-CREF	0.66		10.42	10.68	8.26
Mgd Asset Allocation	06-032	TIAA-CREF Lifecycle Index 2010 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	6.57	4.95	4.80
Mgd Asset Allocation	06-033	TIAA-CREF Lifecycle Index 2015 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	6.99	5.36	5.19
Mgd Asset Allocation	06-034	TIAA-CREF Lifecycle Index 2020 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	7.52	5.80	5.63
Mgd Asset Allocation	06-035	TIAA-CREF Lifecycle Index 2025 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	8.20	6.46	6.21
Mgd Asset Allocation	06-036	TIAA-CREF Lifecycle Index 2030 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	9.01	7.15	6.81
Mgd Asset Allocation	06-037	TIAA-CREF Lifecycle Index 2035 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	10.07	7.93	7.43
Mgd Asset Allocation	06-038	TIAA-CREF Lifecycle Index 2040 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	11.23	8.76	8.04
Mgd Asset Allocation	06-039	TIAA-CREF Lifecycle Index 2045 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.03	9.43	8.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-040	TIAA-CREF Lifecycle Index 2050 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.35	9.60	8.58
Mgd Asset Allocation	06-041	TIAA-CREF Lifecycle Index 2055 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.54	9.70	8.67
Mgd Asset Allocation	06-CMV	TIAA-CREF Lifecycle Index 2060 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.62	9.82	–
Mgd Asset Allocation	06-4XT	TIAA-CREF Lifecycle Index 2065 Ret: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	12.90	–	–
Mgd Asset Allocation	06-042	TIAA-CREF Lifecycle Index Ret Inc Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	6.85	5.01	4.71
Balanced	06-4CX	TIAA-CREF Lifestyle Aggressive Gr Retail: Class Adv Investment Adviser: TIAA-CREF	0.92	*	14.85	9.97	8.45
Balanced	06-3XV	TIAA-CREF Lifestyle Growth Retail: Class Adv Investment Adviser: TIAA-CREF	0.86	*	12.47	8.32	7.26
Mid Cap Growth	06-944	TIAA-CREF Mid-Cap Growth Retire: Class Retirement Investment Adviser: TIAA-CREF	0.73		9.19	7.05	7.23
Large Cap Blend	06-432	TIAA-CREF Social Choice Eq Retire: Class Retirement Investment Adviser: TIAA-CREF	0.43		15.67	13.18	11.26
Multisector Bond	06-703	Touchstone Flexible Income A: Class A Investment Adviser: Bramshill Investments LLC Investment Subadviser: Bramshill Investments LLC	1.22	*	5.85	3.10	3.47
Large Cap Blend	06-624	Touchstone Focused Y: Class No Load Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.89		17.93	13.87	10.90
Large Cap Growth	06-699	Touchstone Growth Opportunities A: Class A Investment Adviser: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	1.26	*	33.34	17.06	12.92
Mid Cap Growth	06-GPH	Touchstone Mid Cap Growth A: Class A Investment Adviser: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	1.26		14.03	11.60	10.74
Foreign Blend	06-701	Touchstone Non-US ESG Equity A: Class A Investment Adviser: Rockefeller & Co Investment Subadviser: Rockefeller & Co. LLC	1.18		11.14	7.53	7.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-702	Touchstone Value A: Class A Investment Adviser: Barrow Hanley Mewhinney & Strauss LLC Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC	1.08	*	6.02	10.50	9.08
Small Cap Growth	06-119	Vanguard VIF Small Co Gr: Class N/A*** Investment Adviser: Vanguard Group Inc	0.29		4.92	7.19	7.92
Mid Cap Value	06-581	Victory Sycamore Established Value A: Class A*** Investment Adviser: Victory Capital Management Inc.	0.90		2.49	12.06	10.86
Small Cap Value	06-582	Victory Sycamore Small Company Opp A: Class A*** Investment Adviser: Victory Capital Management Inc.	1.25		(0.31)	8.69	9.11
Foreign Small/Mid Eqty	06-GFG	Victory Trivalent International Sm-Cp A: Class A Investment Adviser: Victory Capital Management Inc.	1.35	*	3.91	5.32	5.09
Large Cap Value	06-803	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.97	*	6.82	8.97	8.17
Mid Cap Value	06-806	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.01		4.04	7.78	7.80
Small Cap Blend	06-808	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.15	*	2.49	6.42	6.72
Large Cap Value	06-202	Virtus NFJ Dividend Value Admin: Class Other Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.95	*	7.69	8.19	7.18
Mid Cap Value	06-765	Virtus NFJ Mid-Cap Value Admin: Class Other Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.90	*	(2.22)	7.54	7.93
Small Cap Value	06-231	Virtus NFJ Small-Cap Value Admin: Class Other Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.07		5.38	5.87	4.67
Intermediate Term Bond	06-811	Virtus Seix Total Return Bond A: Class A Investment Adviser: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.70	*	0.92	0.81	1.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Growth	06-6KM	Voya Small Cap Growth I: Class Inst Investment Adviser: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.93	*	7.72	10.70	10.28
Intermediate Term Bond	06-713	Western Asset Core Plus Bond FI: Class Other Investment Adviser: Western Asset Management Company, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.82		0.80	(0.11)	1.72
Small Cap Blend	06-627	North Square Spectrum Alpha I: Class Inst Investment Adviser: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	2.01		10.92	7.97	6.50
Mgd Asset Allocation	06-6RW	PIMCO Realpath Blend 2065 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.40	*	10.88	–	–
High Yield Bond	06-006	AB High Income R: Class Retirement*** Investment Adviser: AllianceBernstein LP.	1.62		9.16	3.06	3.23
Large Cap Growth	06-196	Alger Capital Appreciation Instl R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.67		37.12	13.55	12.43
Small Cap Growth	06-198	Alger Small Cap Growth Institutional R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.73		1.98	4.08	6.04
Large Cap Growth	06-697	American Century Disciplined Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.25	*	35.77	14.55	12.17
Intermediate Term Bond	06-722	American Century Diversified Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.85		1.35	0.49	1.14
Diversified Emerging Markets	06-204	American Century Emerging Markets A: Class A Investment Adviser: American Century Investment Management Inc	1.51		(5.58)	(0.49)	2.50
Large Cap Blend	06-175	American Century Equity Growth A: Class A Investment Adviser: American Century Investment Management Inc	0.91		19.82	10.79	9.68
Large Cap Value	06-285	American Century Equity Income A: Class A Investment Adviser: American Century Investment Management Inc	1.18		2.52	6.82	8.12
Mid Cap Growth	06-290	American Century Heritage A: Class A Investment Adviser: American Century Investment Management Inc	1.26		11.16	10.48	9.31
World Bond	06-421	American Century International Bond A: Class A Investment Adviser: American Century Investment Management Inc	1.05		(3.47)	(3.62)	(2.21)

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Growth	06-325	American Century International Gr A: Class A Investment Adviser: American Century Investment Management Inc	1.61		0.67	6.03	3.92
Foreign Small/Mid Eqty	06-3VH	American Century International Opps A: Class A Investment Adviser: American Century Investment Management Inc	1.78		(1.69)	3.49	3.75
Mid Cap Value	06-395	American Century Mid Cap Value A: Class A Investment Adviser: American Century Investment Management Inc	1.23		(0.55)	8.56	8.55
Mgd Asset Allocation	06-403	American Century One Choice 2025 A: Class A Investment Adviser: American Century Investment Management Inc	1.02	*	6.32	5.25	4.95
Mgd Asset Allocation	06-404	American Century One Choice 2030 A: Class A Investment Adviser: American Century Investment Management Inc	1.04	*	6.57	5.65	5.35
Mgd Asset Allocation	06-406	American Century One Choice 2035 A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	6.90	6.09	5.76
Mgd Asset Allocation	06-407	American Century One Choice 2040 A: Class A Investment Adviser: American Century Investment Management Inc	1.10	*	7.23	6.53	6.19
Mgd Asset Allocation	06-408	American Century One Choice 2045 A: Class A Investment Adviser: American Century Investment Management Inc	1.13	*	7.49	7.04	6.64
Mgd Asset Allocation	06-409	American Century One Choice 2050 A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	7.81	7.62	7.05
Mgd Asset Allocation	06-437	American Century One Choice 2055 A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	8.16	7.91	7.26
Mgd Asset Allocation	06-CKR	American Century One Choice 2060 A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	8.42	8.11	–
Mgd Asset Allocation	06-63T	American Century One Choice 2065 A: Class A Investment Adviser: American Century Investment Management Inc	1.17	*	8.57	–	–
Mgd Asset Allocation	06-426	American Century One Choice In Ret A: Class A Investment Adviser: American Century Investment Management Inc	1.00	*	6.25	4.95	4.49
Specialty	06-380	American Century Real Estate A: Class A Investment Adviser: American Century Investment Management Inc	1.40		(3.38)	3.72	6.01
Large Cap Growth	06-240	American Century Select A: Class A Investment Adviser: American Century Investment Management Inc	1.19	*	29.77	15.77	13.82
Small Cap Value	06-390	American Century Small Cap Value A: Class A*** Investment Adviser: American Century Investment Management Inc	1.34		(0.28)	10.18	8.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-400	American Century Strat Allc: Agrsv A: Class A Investment Adviser: American Century Investment Management Inc	1.05	*	8.13	8.68	7.39
Balanced	06-405	American Century Strat Allc: Cnsrv A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	5.47	5.50	4.68
Balanced	06-415	American Century Strat Allc: Mod A: Class A Investment Adviser: American Century Investment Management Inc	1.09	*	6.83	7.17	6.15
Large Cap Growth	06-430	American Century Ultra® A: Class A Investment Adviser: American Century Investment Management Inc	1.16	*	33.04	17.00	14.88
Large Cap Value	06-698	American Century Value A: Class A Investment Adviser: American Century Investment Management Inc	1.25	*	2.88	9.49	8.33
Mgd Asset Allocation	06-957	American Funds 2010 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.94		4.97	4.76	4.54
Mgd Asset Allocation	06-959	American Funds 2015 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.95		5.62	5.15	4.88
Mgd Asset Allocation	06-971	American Funds 2020 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.96		6.17	5.45	5.30
Mgd Asset Allocation	06-973	American Funds 2025 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.97		7.24	6.28	6.01
Mgd Asset Allocation	06-976	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.98		8.98	7.18	6.87
Mgd Asset Allocation	06-978	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.00		10.64	8.42	7.76
Mgd Asset Allocation	06-981	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.02		12.34	9.12	8.21
Mgd Asset Allocation	06-983	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.02		12.78	9.27	8.35
Mgd Asset Allocation	06-996	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		13.25	9.31	8.39
Mgd Asset Allocation	06-998	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		13.64	9.24	8.36
Mgd Asset Allocation	06-CGC	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.04		13.69	9.20	–
Mgd Asset Allocation	06-4PY	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.04		13.75	–	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-182	American Funds AMCAP R3: Class Retirement Investment Adviser: Capital Group	0.99		21.78	10.33	10.02
Balanced	06-447	American Funds American Balanced R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.90		10.01	7.70	7.51
High Yield Bond	06-184	American Funds American High-Inc R3: Class Retirement Investment Adviser: Capital Group	0.97	*	8.82	4.57	3.79
World Stock	06-183	American Funds Capital World Gr&Inc R3: Class Retirement Investment Adviser: Capital Group	1.06		13.32	8.89	7.30
Foreign Growth	06-181	American Funds Europacific Growth R3: Class Retirement Investment Adviser: Capital Group	1.12		5.61	5.64	4.64
Large Cap Blend	06-213	American Funds Fundamental Invs R3: Class Retirement Investment Adviser: Capital Group	0.93		19.00	11.67	10.83
Large Cap Growth	06-179	American Funds Growth Fund of Amer R3: Class Retirement Investment Adviser: Capital Group	0.94		26.74	12.88	11.90
Short Term Bond	06-186	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.89	*	2.72	1.13	0.97
World Stock	06-502	American Funds New Perspective R3: Class Retirement Investment Adviser: Capital Group	1.07		15.10	11.46	9.87
Diversified Emerging Markets	06-691	American Funds New World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.22		5.92	6.27	5.17
World Stock	06-333	American Funds SMALLCAP World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.31		4.63	7.67	7.16
Large Cap Blend	06-449	American Funds Washington Mutual R3: Class Retirement Investment Adviser: Capital Group	0.92		14.77	11.80	10.70
World Allocation	06-527	BlackRock Global Allocation R: Class Retirement Investment Adviser: BlackRock Investment Management, LLC Investment Subadviser: BlackRock (Singapore) Limited	1.46	*	6.29	5.83	4.37
Specialty	06-CGN	BlackRock Health Sciences Opps R: Class Retirement Investment Adviser: BlackRock Inc	1.46		7.71	9.26	11.07
High Yield Bond	06-CHR	BlackRock High Yield Bond R: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	1.17	*	8.87	4.13	3.87
Mid Cap Growth	06-GHJ	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Adviser: BlackRock Inc	1.30	*	14.28	9.76	11.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-901	BlackRock Total Return R: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	1.04	*	1.46	0.67	1.51
World Bond	06-714	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	1.25	*	(1.21)	(0.88)	0.52
Large Cap Blend	06-716	ClearBridge Aggressive Growth R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.42		14.71	5.92	5.81
Large Cap Blend	06-717	ClearBridge Appreciation R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.26		18.70	12.94	11.02
Large Cap Growth	06-GJX	ClearBridge Large Cap Growth R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.34		36.79	13.79	13.25
Foreign Small/Mid Eqty	06-693	Columbia Acorn International A: Class A Investment Adviser: Columbia Threadneedle Investments	1.23	*	3.27	3.09	2.89
Large Cap Blend	06-902	Columbia Contrarian Core A: Class A Investment Adviser: Columbia Threadneedle Investments	0.97	*	25.40	15.02	12.13
Large Cap Value	06-903	Columbia Dividend Income A: Class A Investment Adviser: Columbia Threadneedle Investments North America	0.90		9.80	11.57	10.83
Foreign Value	06-FTM	Columbia Overseas Value A: Class A Investment Adviser: Columbia Threadneedle Investments North America	1.16	*	6.24	5.83	4.51
Intermediate Term Bond	06-914	Columbia Quality Income A: Class A Investment Adviser: Columbia Threadneedle Investments	0.88	*	0.51	(0.76)	0.88
World Stock	06-4NK	Columbia Select Global Equity A: Class A Investment Adviser: Columbia Threadneedle Investments	1.25		19.13	12.46	10.24
Large Cap Value	06-912	Columbia Select Large Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	0.80	*	0.42	10.02	9.15
Mid Cap Value	06-911	Columbia Select Mid Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.13	*	1.79	10.49	8.28
Small Cap Value	06-913	Columbia Select Small Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.26	*	(0.78)	7.07	6.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-441	Columbia Seligman Tech & Info A: Class A Investment Adviser: Columbia Threadneedle Investments North America	1.20		29.47	22.31	19.75
Specialty	06-CGP	Delaware Climate Solutions R: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	1.49	*	(13.66)	(0.18)	(4.75)
World Allocation	06-007	Delaware Ivy Asset Strategy Fund Cl R: Class Retirement Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.48		9.72	8.21	3.77
Balanced	06-009	Delaware Ivy Balanced Fund Class R: Class Retirement Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.30	*	11.32	8.33	6.53
High Yield Bond	06-011	Delaware Ivy High Income Fund Class R: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.22	*	7.26	3.31	3.27
Specialty	06-CGT	Delaware Ivy Science and Technology R: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	1.58		31.68	15.53	11.40
Small Cap Blend	06-FPP	Delaware Ivy Smid Cap Core Fund Class R: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	1.39	*	4.82	7.20	7.51
Large Cap Value	06-FNF	DWS CROCI US A: Class A Investment Adviser: DWS Americas	1.00		12.23	6.07	–
Diversified Emerging Markets	06-3VN	DWS Emerging Markets Equity A: Class A Investment Adviser: DWS Americas Investment Subadviser: DWS International GmbH	1.18	*	(7.16)	(1.73)	2.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-916	DWS Enhanced Commodity Strategy A: Class A Investment Adviser: DWS Americas	1.14	*	(7.76)	5.20	0.28
Large Cap Blend	06-622	DWS ESG Core Equity A: Class A Investment Adviser: DWS Americas	0.80	*	19.15	14.14	9.62
Int Government Bond	06-FPY	DWS GNMA A: Class A Investment Adviser: DWS Americas	0.83		0.77	(0.33)	0.55
Specialty	06-917	DWS RREEF Global Infrastructure A: Class A Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.29	*	(5.72)	4.77	4.21
World Allocation	06-621	DWS RREEF Real Assets A: Class A Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	1.21	*	(4.94)	5.17	3.88
Specialty	06-613	DWS RREEF Real Estate Securities A: Class A Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.99		(2.27)	3.89	6.63
Small Cap Blend	06-GGK	DWS Small Cap Core A: Class A Investment Adviser: DWS Americas	1.19		5.38	10.73	8.90
Foreign Blend	06-CHH	Federated Hermes International Equity A: Class A Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Polaris Capital Management, LLC	1.19	*	5.03	5.48	4.80
Foreign Blend	06-065	Federated Hermes International Leaders A: Class A Investment Adviser: Federated Hermes, Inc.	1.09	*	4.49	8.35	4.35
Large Cap Growth	06-066	Federated Hermes Kaufmann Large Cap A: Class A Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	1.09	*	28.02	11.80	11.17
Large Cap Blend	06-067	Federated Hermes MDT All Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.05	*	16.42	14.82	12.33
Small Cap Blend	06-4FR	Federated Hermes MDT Small Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	6.23	7.92	8.81
Small Cap Growth	06-FTW	Federated Hermes MDT Small Cap Growth A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	4.32	6.82	8.99
High Yield Bond	06-918	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Adviser: Federated Hermes, Inc.	0.98	*	8.49	4.45	4.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-195	Fidelity Advisor Freedom 2010 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.98	4.36	3.67	3.95
Mgd Asset Allocation	06-101	Fidelity Advisor Freedom 2015 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.03	5.09	4.38	4.56
Mgd Asset Allocation	06-102	Fidelity Advisor Freedom 2020 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.07	5.69	5.03	5.05
Mgd Asset Allocation	06-103	Fidelity Advisor Freedom 2025 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.11	6.40	5.64	5.55
Mgd Asset Allocation	06-106	Fidelity Advisor Freedom 2030 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.16	7.17	6.48	6.32
Mgd Asset Allocation	06-107	Fidelity Advisor Freedom 2035 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.20	8.59	7.77	7.17
Mgd Asset Allocation	06-108	Fidelity Advisor Freedom 2040 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.24	9.95	8.67	7.61
Mgd Asset Allocation	06-284	Fidelity Advisor Freedom 2045 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.39	8.77	7.66
Mgd Asset Allocation	06-286	Fidelity Advisor Freedom 2050 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.39	8.76	7.66
Mgd Asset Allocation	06-394	Fidelity Advisor Freedom 2055 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.44	8.77	7.67
Mgd Asset Allocation	06-CHG	Fidelity Advisor Freedom 2060 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.40	8.77	–
Mgd Asset Allocation	06-63V	Fidelity Advisor Freedom 2065 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25	10.36	–	–
Mgd Asset Allocation	06-111	Fidelity Advisor Freedom Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.97	3.63	2.55	2.72
Balanced	06-FVC	Fidelity Advisor Balanced M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.07	15.27	10.58	8.70
Large Cap Blend	06-045	Fidelity Advisor Diversified Stock M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.12	22.56	14.67	11.50
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Specialty	06-34X	Fidelity Advisor Energy M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.27	(3.86)	10.31	2.51
Large Cap Value	06-260	Fidelity Advisor Equity Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13	5.90	9.72	7.99
Large Cap Blend	06-233	Fidelity Advisor Leveraged Co Stk M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.30	16.70	12.02	8.12
Large Cap Growth	06-166	Fidelity Advisor New Insights M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.95	31.93	12.84	11.30
Foreign Growth	06-165	Fidelity Advisor Overseas M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.33	10.85	8.01	4.83
Specialty	06-391	Fidelity Advisor Real Estate M: Class M Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.31	(4.71)	1.29	4.44
Small Cap Blend	06-275	Fidelity Advisor Small Cap M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.59	6.38	10.89	7.75
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-043	Fidelity Advisor Strategic Div & Inc M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22		4.21	7.98	7.64
Intermediate Term Bond	06-044	Fidelity Advisor Total Bond M: Class M Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.75		3.17	1.66	2.13
Mid Cap Value	06-323	Fidelity Advisor Value M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.40	*	4.30	12.47	8.69
Large Cap Growth	06-CMW	Franklin Growth Opportunities R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.19	*	33.27	13.12	11.14
Large Cap Growth	06-818	Franklin Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.05		22.20	13.23	12.25
Balanced	06-724	Franklin Income R: Class Retirement Investment Adviser: Franklin Templeton Invts	0.96	*	3.74	5.99	4.87
World Stock	06-726	Franklin Mutual Global Discovery R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.45		11.32	8.20	6.07
Small Cap Value	06-248	Franklin Small Cap Value R: Class Retirement*** Investment Adviser: Franklin Templeton Investments	1.23		(0.07)	8.13	6.86
Mid Cap Growth	06-890	Franklin Small-Mid Cap Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.15	*	15.29	10.84	9.06
Multisector Bond	06-915	Franklin Strategic Income R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.18	*	5.16	1.29	1.53
Specialty	06-FPN	Franklin Utilities R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.06		(7.06)	5.13	7.27
Cash	06-CGJ	Goldman Sachs FS Government Res: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		4.45	1.47	0.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Allocation	06-251	Goldman Sachs Growth Strategy Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.12	*	10.93	7.95	6.62
Foreign Blend	06-368	Goldman Sachs Intl Eq Insghts S: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.31	*	11.83	6.03	5.06
Large Cap Growth	06-CKY	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.05	*	28.85	14.46	13.36
Large Cap Value	06-068	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.06	*	5.16	7.65	8.30
Mid Cap Growth	06-729	Goldman Sachs Mid Cap Growth Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.36	*	9.33	10.85	9.08
Mid Cap Blend	06-253	Goldman Sachs Mid Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.33		3.60	10.78	7.84
World Allocation	06-842	Goldman Sachs Satellite Strategies Svc: Class S*** Investment Adviser: Goldman Sachs Asset Management, L.P.	1.51	*	2.66	2.41	2.58
Small Cap Blend	06-256	Goldman Sachs Small Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.50	*	(2.00)	4.95	5.70
Specialty	06-258	Goldman Sachs Technology Opps Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.39	*	46.06	17.00	15.52
Large Cap Blend	06-069	Goldman Sachs US Equity Insights Svc: Class S Investment Adviser: Goldman Sachs Asset Management B.V.	1.06	*	16.75	11.62	10.94
Mid Cap Growth	06-39R	Hartford MidCap R3: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	1.46		3.79	6.57	7.98
Balanced	06-924	Invesco Active Allocation A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.96		6.13	6.14	5.65
Large Cap Value	06-772	Invesco Comstock R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.07		5.95	11.17	9.06
Large Cap Value	06-317	Invesco Comstock Select A: Class A Investment Adviser: Invesco Advisers, Inc	0.95	*	6.22	12.12	9.38
Intermediate Term Bond	06-926	Invesco Core Bond A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.71	*	1.71	0.93	1.75
Diversified Emerging Markets	06-466	Invesco Developing Markets A: Class A Investment Adviser: Invesco Advisers, Inc	1.24		(4.25)	(0.44)	1.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Growth	06-4H9	Invesco Discovery Mid Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc	1.04		10.54	10.85	9.62
Large Cap Value	06-816	Invesco Diversified Dividend A: Class A Investment Adviser: Invesco Advisers, Inc	0.82		4.81	8.40	7.85
Specialty	06-835	Invesco Energy A: Class A Investment Adviser: Invesco Advisers, Inc	1.23		(3.86)	8.36	(1.41)
Foreign Growth	06-193	Invesco EQV International Equity R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.47		5.97	5.76	4.08
Specialty	06-071	Invesco Floating Rate ESG A: Class A Investment Adviser: Invesco Advisers, Inc Investment Subadviser: Invesco Senior Secured Management Inc	1.10		9.82	4.33	3.58
World Stock	06-763	Invesco Global A: Class A Investment Adviser: Invesco Advisers, Inc.	1.04		25.05	10.33	8.91
World Stock	06-556	Invesco Global Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.11		0.57	0.35	5.73
Multisector Bond	06-288	Invesco Global Strategic Income A: Class A Investment Adviser: Invesco Advisers, Inc	1.10	*	5.00	0.47	1.40
Specialty	06-463	Invesco Gold & Special Minerals A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.06		(14.31)	7.13	3.71
Specialty	06-845	Invesco Health Care A: Class A Investment Adviser: Invesco Advisers, Inc	1.04		7.94	7.63	6.81
Specialty	06-465	Invesco Income Advantage Intl A: Class A Investment Adviser: Invesco Advisers, Inc	1.24	*	7.57	3.48	2.61
World Bond	06-297	Invesco International Bond A: Class A Investment Adviser: Invesco Advisers, Inc	1.11		2.85	(0.97)	0.72
Foreign Small/Mid Eqty	06-764	Invesco International Small-Mid Com A: Class A Investment Adviser: Invesco Advisers, Inc	1.33		0.59	4.06	6.66
Foreign Small/Mid Eqty	06-139	Invesco International Small-Mid Com R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.59		0.34	3.80	6.39
Large Cap Blend	06-766	Invesco Main Street All Cap A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.06		21.08	13.47	9.96
Mid Cap Blend	06-262	Invesco Main Street Mid Cap A: Class A Investment Adviser: Invesco Advisers, Inc	1.06		6.43	8.91	7.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Growth	06-319	Invesco Oppenheimer International Gr A: Class A Investment Adviser: Invesco Advisers, Inc	1.08		10.54	7.14	4.30
Specialty	06-078	Invesco Senior Floating Rate A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadviser: Invesco Senior Secured Management Inc	1.07	*	9.83	3.02	3.04
Small Cap Growth	06-595	Invesco Small Cap Growth R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.41		2.39	5.90	7.10
Specialty	06-855	Invesco Technology A: Class A Investment Adviser: Invesco Advisers, Inc	1.13		41.10	13.40	12.43
Mid Cap Value	06-813	Invesco Value Opportunities R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.34		7.55	12.84	8.91
Balanced	06-612	Janus Henderson Balanced R: Class Retirement Investment Adviser: Janus Henderson Investors	1.32		11.67	8.38	7.68
Mid Cap Growth	06-CMF	Janus Henderson Enterprise S: Class S Investment Adviser: Janus Henderson Investors	1.16		7.92	11.12	11.66
Large Cap Growth	06-154	Janus Henderson Forty R: Class Retirement Investment Adviser: Janus Henderson Investors	1.24		32.67	14.88	13.70
Foreign Value	06-GMK	Janus Henderson Global Equity Income S: Class S Investment Adviser: Janus Henderson Investors Ltd	1.24		3.51	5.60	–
Specialty	06-CGW	Janus Henderson Global Life Sciences S: Class S Investment Adviser: Janus Henderson Investors	1.18		9.52	10.90	10.65
Mid Cap Value	06-261	Janus Henderson Mid Cap Value R: Class Retirement Investment Adviser: Janus Henderson Investors	1.25		2.14	7.36	6.81
Large Cap Growth	06-919	Janus Henderson Research S: Class S Investment Adviser: Janus Henderson Investors	1.04		37.70	15.36	12.88
Small Cap Growth	06-921	Janus Henderson Triton S: Class S Investment Adviser: Janus Henderson Investors	1.16		3.15	6.15	8.40
Multisector Bond	06-072	Lord Abbett Bond-Debenture R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.08		3.67	2.32	3.28
Small Cap Growth	06-369	Lord Abbett Developing Growth R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.17		0.41	5.67	6.39
Large Cap Blend	06-424	Lord Abbett Dividend Growth R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.17		14.72	12.07	10.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-731	Lord Abbett Fundamental Equity R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.21		8.67	9.18	7.67
Large Cap Growth	06-951	Lord Abbett Growth Leaders R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.16		31.37	14.80	12.83
Mid Cap Growth	06-371	Lord Abbett Growth Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.21	*	7.56	7.09	7.45
High Yield Bond	06-073	Lord Abbett High Yield R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.20		7.07	2.77	3.57
Foreign Small/Mid Eqty	06-36C	Lord Abbett International Opp R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.51		3.71	4.55	3.78
Mid Cap Value	06-961	Lord Abbett Mid Cap Stock R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.26		7.76	8.44	6.81
Small Cap Value	06-962	Lord Abbett Small Cap Value R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.48		7.26	5.48	5.31
Intermediate Term Bond	06-952	Lord Abbett Total Return R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.95		2.37	0.58	1.38
Mid Cap Blend	06-968	Lord Abbett Value Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.41		6.67	8.03	6.90
Balanced	06-074	MFS Aggressive Growth Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.27	*	8.20	9.32	8.18
Balanced	06-075	MFS Conservative Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.09		5.61	4.97	4.45
Emerging Market Bond	06-013	MFS Emerging Markets Debt R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.31	*	4.81	0.99	2.49
Balanced	06-076	MFS Growth Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.21	*	7.78	8.17	7.14
Foreign Growth	06-822	MFS International Intrinsic Value R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.28	*	7.66	7.08	6.95
Foreign Small/Mid Eqty	06-379	MFS International New Discovery R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.56	*	1.99	3.03	4.13
Large Cap Growth	06-387	MFS Massachusetts Inv Gr Stk R2: Class Retirement*** Investment Adviser: MFS Investment Management	0.96		17.82	14.87	12.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-922	MFS Mid Cap Value R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.24	*	2.74	9.85	8.31
Balanced	06-077	MFS Moderate Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.15		6.57	6.58	5.82
Small Cap Growth	06-298	MFS New Discovery R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.54	*	1.36	7.65	7.33
Specialty	06-CMG	MFS Technology R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.39	*	46.86	15.80	15.70
Specialty	06-389	MFS Utilities R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.25	*	(7.13)	5.58	5.45
Mid Cap Blend	06-105	Monteagle Opportunity Equity Inv: Class Inv Investment Adviser: Henssler Asset Management, LLC Investment Subadviser: Gw Henssler & Associates Ltd	1.70		4.78	10.07	8.33
Diversified Emerging Markets	06-016	Neuberger Berman Emerg Mkts Eq R3: Class Retirement Investment Adviser: Neuberger Berman	1.93	*	(5.21)	(1.87)	1.23
Mid Cap Value	06-GJM	Neuberger Berman M/C Intrinsic Val R3: Class Retirement Investment Adviser: Neuberger Berman	1.46	*	1.31	4.73	5.90
Small Cap Growth	06-867	Neuberger Berman Small Cap Growth R3: Class Retirement Investment Adviser: Neuberger Berman	1.52	*	5.48	7.92	8.88
Large Cap Blend	06-CPC	Neuberger Berman Sustainable Equity R3: Class Retirement Investment Adviser: Neuberger Berman	1.32		22.69	12.24	10.38
Balanced	06-839	North Square Multi Strategy A: Class A Investment Adviser: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	1.52		10.27	10.02	9.20
Small Cap Blend	06-629	North Square Spectrum Alpha Fund A: Class A Investment Adviser: Oak Ridge Investments, LLC Investment Subadviser: NSI Retail Advisors, LLC	2.26		10.60	7.38	6.09
Multisector Bond	06-468	Payden Managed Income Retire: Class Retirement Investment Adviser: Payden & Rygel	1.45	*	4.14	2.21	1.78
Specialty	06-531	PGIM Global Real Estate A: Class A*** Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.31		(2.75)	1.08	3.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-3FN	PGIM Global Real Estate R2: Class Retirement Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.30	*	(2.63)	1.15	–
High Yield Bond	06-533	PGIM High Yield A: Class A*** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.75		8.34	4.07	4.39
High Yield Bond	06-3FH	PGIM High Yield R2: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.91	*	7.94	3.92	–
Specialty	06-456	PGIM Jennison Financial Services A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.38		13.63	11.23	6.21
Large Cap Growth	06-079	PGIM Jennison Focused Growth A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.05	*	43.35	14.69	13.70
Specialty	06-458	PGIM Jennison Health Sciences A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.15		16.84	10.75	10.09
Mid Cap Growth	06-461	PGIM Jennison Mid-Cap Growth A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.07		12.51	12.36	9.61
Mid Cap Growth	06-3FF	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.08	*	12.45	12.33	–
Specialty	06-453	PGIM Jennison Natural Resources A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.27		(12.28)	10.87	1.25
Small Cap Growth	06-589	PGIM Jennison Small Company A: Class A*** Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.15		0.34	10.81	8.81
Small Cap Growth	06-3FR	PGIM Jennison Small Company R2: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	1.18	*	0.34	10.79	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-080	PGIM Quant Solutions Mid-Cap Val A: Class A*** Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	1.13	*	(2.08)	5.63	5.90
Mid Cap Value	06-3FT	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	1.23	*	(2.21)	5.53	–
Intermediate Term Bond	06-538	PGIM Total Return Bond A: Class A*** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.76	*	3.71	1.07	2.18
Intermediate Term Bond	06-3FK	PGIM Total Return Bond R2: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.89	*	3.57	0.95	–
Balanced	06-017	PIMCO All Asset R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	2.10	*	2.16	4.50	3.68
Specialty	06-019	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.69	*	(7.32)	6.79	(1.31)
High Yield Bond	06-705	PIMCO High Yield R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.17		8.12	3.27	3.53
Multisector Bond	06-769	PIMCO Income R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.27		5.65	2.52	3.69
Inflation-Protec Bond	06-708	PIMCO Real Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.32		1.75	2.35	1.54
Intermediate Term Bond	06-680	PIMCO Total Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.08		2.38	0.52	1.20
Large Cap Blend	06-833	Pioneer A: Class A Investment Adviser: Amundi US	1.00		21.54	15.68	12.63
Intermediate Term Bond	06-834	Pioneer Bond A: Class A Investment Adviser: Amundi US	0.83		2.81	1.29	1.94
High Yield Bond	06-022	Pioneer Corporate High Yield Fund A: Class A Investment Adviser: Amundi US	0.91	*	7.37	3.70	–
Large Cap Value	06-327	Pioneer Equity Income A: Class A Investment Adviser: Amundi US	0.99		2.47	7.38	8.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-628	Pioneer Fundamental Growth A: Class A Investment Adviser: Amundi US	1.02		28.81	16.45	13.75
World Stock	06-GGH	Pioneer Global Sustainable Equity A: Class A Investment Adviser: Amundi US	1.15	*	8.65	12.19	8.93
High Yield Bond	06-837	Pioneer High Yield A: Class A Investment Adviser: Amundi	1.10	*	6.44	3.30	3.23
Mid Cap Value	06-838	Pioneer Mid Cap Value A: Class A Investment Adviser: Amundi US	1.10		0.55	9.38	7.21
Mid Cap Growth	06-836	Pioneer Select Mid Cap Growth A: Class A Investment Adviser: Amundi	1.00		12.14	7.87	8.77
Multisector Bond	06-594	Pioneer Strategic Income A: Class A Investment Adviser: Amundi US	1.11		4.03	2.23	2.59
Intermediate Term Bond	06-FHX	Principal Bond Market Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.71	*	1.36	0.13	0.81
Foreign Blend	06-CVG	Principal International Equity Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.90		7.47	5.90	3.90
Mid Cap Blend	06-FPW	Principal MidCap S&P 400 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		4.08	9.25	8.52
Small Cap Blend	06-FPX	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		1.10	7.13	7.83
Intermediate Term Bond	06-936	Putnam Diversified Income A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	1.04		3.89	0.43	1.43
Balanced	06-GNM	Putnam Dynamic Asset Allocation Bal A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	0.96		13.41	7.18	6.67
Balanced	06-GNR	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	1.03		7.96	3.67	3.96
Balanced	06-GNW	Putnam Dynamic Asset Allocation Gr A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	1.05		15.81	8.76	7.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-938	Putnam Large Cap Growth A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.90		38.56	17.14	14.89
Large Cap Value	06-FCG	Putnam Large Cap Value A: Class A Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.89		11.51	12.85	10.60
Balanced	06-665	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.36	*	7.37	4.07	3.95
Balanced	06-655	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.15	*	2.98	1.29	1.85
Balanced	06-675	Russell Inv LifePoints Equity Gr StratR5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.39	*	10.51	6.42	5.56
Balanced	06-670	Russell Inv LifePoints Growth Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.41	*	9.66	5.87	5.08
Balanced	06-660	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Adviser: Russell Investment Management, LLC	1.25	*	5.21	2.17	2.75
Large Cap Blend	06-167	State Street Equity 500 Index R: Class Retirement Investment Adviser: State Street Global Advisors	0.62	*	20.07	13.53	11.84
Large Cap Value	06-775	T. Rowe Price Equity Income R: Class Retirement Investment Adviser: T. Rowe Price	1.23		3.06	9.10	7.79
Large Cap Growth	06-780	T. Rowe Price Growth Stock R: Class Retirement Investment Adviser: T. Rowe Price	1.18		35.65	11.08	11.66
Foreign Value	06-795	T. Rowe Price International Value Eq R: Class Retirement Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	1.33		7.33	6.24	2.88
Mid Cap Value	06-785	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Adviser: T. Rowe Price	1.32		7.29	11.04	9.24
Mgd Asset Allocation	06-576	T. Rowe Price Retirement 2005 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99		6.77	4.64	4.32
Mgd Asset Allocation	06-579	T. Rowe Price Retirement 2010 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99		7.10	5.04	4.70
Mgd Asset Allocation	06-776	T. Rowe Price Retirement 2015 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.00		7.38	5.48	5.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-778	T. Rowe Price Retirement 2020 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.03		7.65	5.96	5.72
Mgd Asset Allocation	06-781	T. Rowe Price Retirement 2025 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.04		8.28	6.60	6.28
Mgd Asset Allocation	06-783	T. Rowe Price Retirement 2030 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.07		9.31	7.27	6.83
Mgd Asset Allocation	06-786	T. Rowe Price Retirement 2035 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.09		10.43	7.93	7.30
Mgd Asset Allocation	06-789	T. Rowe Price Retirement 2040 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.10		11.44	8.51	7.71
Mgd Asset Allocation	06-792	T. Rowe Price Retirement 2045 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.12		12.04	8.92	7.96
Mgd Asset Allocation	06-794	T. Rowe Price Retirement 2050 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.13		12.31	8.99	7.99
Mgd Asset Allocation	06-797	T. Rowe Price Retirement 2055 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		12.31	8.96	7.97
Mgd Asset Allocation	06-CMR	T. Rowe Price Retirement 2060 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		12.27	8.95	–
Mgd Asset Allocation	06-63W	T. Rowe Price Retirement 2065 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		12.21	–	–
Balanced	06-799	T. Rowe Price Retirement Balanced R: Class Retirement Investment Adviser: T. Rowe Price	0.99		6.46	4.83	4.29
Foreign Value	06-920	Templeton Foreign R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.35	*	1.61	3.50	1.90
World Bond	06-887	Templeton Global Bond R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.21	*	(3.50)	(3.85)	(0.89)
World Stock	06-925	Templeton Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.29		9.19	4.14	3.16
Foreign Blend	06-990	Thornburg International Equity R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.36	*	6.22	8.14	5.20
World Allocation	06-987	Thornburg Investment Income Builder R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.54	*	11.14	7.45	5.98
Short Term Bond	06-995	Thornburg Limited Term Income R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.99	*	4.18	1.72	1.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Growth	06-985	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.46	*	10.75	4.32	5.31
Balanced	06-339	Timothy Plan Conservative Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.86		1.09	2.99	2.28
Balanced	06-341	Timothy Plan Strategic Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.77		1.07	4.20	2.92
Large Cap Blend	06-619	Touchstone Focused A: Class A Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	1.18		17.56	13.53	10.58
Mid Cap Value	06-583	Victory Sycamore Established Value R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.10		2.26	11.82	10.64
Small Cap Value	06-584	Victory Sycamore Small Company Opp R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.43		(0.49)	8.50	8.89
Large Cap Value	06-804	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.24	*	6.55	8.69	7.87
Mid Cap Value	06-807	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.28		3.76	7.48	7.48
Small Cap Blend	06-809	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	1.46	*	2.28	6.12	6.42
Large Cap Value	06-4WJ	Virtus NFJ Dividend Value A: Class A Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.04		6.39	7.88	6.96
Mid Cap Value	06-4WK	Virtus NFJ Mid-Cap Value A: Class A Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.00	*	(2.28)	7.44	7.83
Small Cap Value	06-4WM	Virtus NFJ Small-Cap Value A: Class A Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	1.17	*	1.82	5.07	4.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-718	Western Asset Core Plus Bond R: Class Retirement Investment Adviser: Western Asset Management Company, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	1.13		0.40	(0.41)	1.41
Mid Cap Growth	06-GKC	AB Discovery Growth Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.66	*	7.18	7.92	–
Small Cap Value	06-GKF	AB Discovery Value Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.79		3.15	7.92	7.60
World Bond	06-3GC	AB Global Bond Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.52		4.06	0.81	2.15
Balanced	06-4PJ	AB Global Risk Allocation I: Class Inst Investment Adviser: AllianceBernstein LP.	1.05	*	1.08	5.55	4.95
Large Cap Growth	06-3FY	AB Large Cap Growth Z: Class Inst Investment Adviser: Krungthai Asset Management PLC	0.52	*	30.35	16.41	–
Small Cap Growth	06-GKG	AB Small Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein LP.	0.78		4.03	7.58	–
Large Cap Growth	06-3GX	Alger Capital Appreciation Instl Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.83	*	38.25	14.52	–
Large Cap Growth	06-CPH	Alger Capital Appreciation Z: Class Inst*** Investment Adviser: Fred Alger Management, LLC	0.85	*	38.30	14.47	13.29
Small Cap Growth	06-3GY	Alger Small Cap Focus Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.85		1.96	0.05	–
Small Cap Growth	06-3MP	Alger Small Cap Focus Z: Class Inst Investment Adviser: Fred Alger Management, LLC	0.84		1.90	0.04	6.67
Intermediate Term Bond	06-4YK	Allspring Core Plus Bond R6: Class Retirement Investment Adviser: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.31	*	2.97	2.17	–
Foreign Value	06-3J7	Allspring International Equity R6: Class Retirement Investment Adviser: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.79	*	6.15	4.16	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Value	06-3J6	Allspring Special Mid Cap Value R6: Class Retirement Investment Adviser: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.70		1.43	11.13	9.47
Small Cap Value	06-3JF	Allspring Special Small Cap Value R6: Class Retirement Investment Adviser: Allspring Global Investments Investment Subadviser: Allspring Global Investments, LLC	0.83		5.76	8.71	–
Foreign Value	06-33Y	American Beacon International Eq R6: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	0.69	*	8.77	5.89	–
Large Cap Value	06-46F	American Beacon Large Cap Value R5: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company;	0.63		7.65	10.97	9.11
Small Cap Value	06-6J6	American Beacon Shapiro SMID Cap Eq R5: Class Retirement Investment Adviser: Shapiro Capital Management LLC Investment Subadviser: Shapiro Capital Management LLC	0.90	*	(4.38)	9.20	–
Small Cap Value	06-34C	American Beacon Small Cap Value R6: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	0.77		2.37	8.81	–
Mid Cap Growth	06-69V	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Adviser: Stephens Inv Mgmt Group LLC Investment Subadviser: Stephens Inv Mgmt Group LLC	0.88	*	14.99	11.04	–
Diversified Emerging Markets	06-CPK	American Century Emerging Markets R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.91		(5.06)	0.10	3.11
Large Cap Value	06-CPM	American Century Equity Income R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.58		3.01	7.44	8.76
Large Cap Growth	06-CPN	American Century Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.57	*	36.37	16.87	14.58
Mid Cap Growth	06-CPP	American Century Heritage R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.66		11.87	11.15	9.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Inflation-Protec Bond	06-3KW	American Century Inflation-Adjs Bond R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.26		1.50	2.74	–
Mid Cap Value	06-CRJ	American Century Mid Cap Value R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.63		0.11	9.21	9.20
Mgd Asset Allocation	06-66V	American Century One Chc Blnd+ 2015 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	6.67	–	–
Mgd Asset Allocation	06-66W	American Century One Chc Blnd+ 2020 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	6.70	–	–
Mgd Asset Allocation	06-66X	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	7.22	–	–
Mgd Asset Allocation	06-66Y	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	7.74	–	–
Mgd Asset Allocation	06-67C	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.23	*	8.05	–	–
Mgd Asset Allocation	06-67F	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		8.18	–	–
Mgd Asset Allocation	06-67G	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		8.28	–	–
Mgd Asset Allocation	06-67H	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		8.66	–	–
Mgd Asset Allocation	06-67J	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		8.92	–	–
Mgd Asset Allocation	06-67K	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25		9.08	–	–
Mgd Asset Allocation	06-67M	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25		9.06	–	–
Mgd Asset Allocation	06-CPT	American Century One Choice 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.42	*	6.91	5.87	5.57
Mgd Asset Allocation	06-CPV	American Century One Choice 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.44	*	7.22	6.27	5.95
Mgd Asset Allocation	06-CPW	American Century One Choice 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	7.54	6.73	6.39
Mgd Asset Allocation	06-CPX	American Century One Choice 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.50	*	7.86	7.19	6.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-CPY	American Century One Choice 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.53	*	8.10	7.67	7.28
Mgd Asset Allocation	06-CRC	American Century One Choice 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.55	*	8.51	8.28	7.68
Mgd Asset Allocation	06-CRF	American Century One Choice 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.55	*	8.89	8.57	7.90
Mgd Asset Allocation	06-CRG	American Century One Choice 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.55	*	9.04	8.75	–
Mgd Asset Allocation	06-63X	American Century One Choice 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.57	*	9.20	–	–
Mgd Asset Allocation	06-CRH	American Century One Choice In Ret R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.40	*	6.95	5.60	5.11
Specialty	06-CRK	American Century Real Estate R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.80		(2.78)	4.35	6.65
Small Cap Growth	06-6C7	American Century Small Cap Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.82		5.04	11.20	10.30
Small Cap Value	06-CRM	American Century Small Cap Value R6: Class Retirement*** Investment Adviser: American Century Investment Management Inc	0.74		0.42	10.85	9.07
Balanced	06-CRN	American Century Strat Allc: Agrsv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.45	*	8.73	9.34	8.03
Balanced	06-CRP	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	6.10	6.13	5.32
Balanced	06-CRR	American Century Strat Allc: Mod R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.49	*	7.28	7.80	6.77
Large Cap Growth	06-CRT	American Century Ultra® R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.56	*	33.84	17.70	15.57
Mgd Asset Allocation	06-CRV	American Funds 2010 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		5.74	5.46	5.23
Mgd Asset Allocation	06-CRW	American Funds 2015 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30		6.28	5.83	5.57
Mgd Asset Allocation	06-CRX	American Funds 2020 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.31		6.87	6.13	6.00
Mgd Asset Allocation	06-CRY	American Funds 2025 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.32		7.94	6.97	6.70

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-CTC	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.33		9.68	7.86	7.56
Mgd Asset Allocation	06-CTF	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.35		11.35	9.13	8.48
Mgd Asset Allocation	06-CTG	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		13.00	9.83	8.92
Mgd Asset Allocation	06-CTH	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		13.56	9.99	9.06
Mgd Asset Allocation	06-CTJ	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.38		13.98	10.03	9.10
Mgd Asset Allocation	06-CTK	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.38		14.36	9.95	9.07
Mgd Asset Allocation	06-CTM	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		14.51	9.93	–
Mgd Asset Allocation	06-4R4	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		14.55	–	–
Large Cap Growth	06-CTN	American Funds AMCAP R6: Class Retirement Investment Adviser: Capital Group	0.34		22.58	11.05	10.72
Balanced	06-CTP	American Funds American Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25		10.72	8.40	8.21
High Yield Bond	06-3MC	American Funds American High-Inc R6: Class Retirement Investment Adviser: Capital Group	0.32	*	9.52	5.25	4.48
Large Cap Value	06-3M3	American Funds American Mutual R6: Class Retirement Investment Adviser: Capital Group	0.27		8.02	10.20	9.92
Intermediate Term Bond	06-39V	American Funds Bond Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.22		1.80	1.72	2.15
World Allocation	06-3M6	American Funds Capital Income Bldr R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		4.92	6.55	5.81
World Bond	06-GFN	American Funds Capital World Bond R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.48		0.93	(0.67)	0.51
World Stock	06-CTR	American Funds Capital World Gr&Inc R6: Class Retirement Investment Adviser: Capital Group	0.41		14.06	9.60	8.00
Foreign Growth	06-CTT	American Funds Europacific Growth R6: Class Retirement Investment Adviser: Capital Group	0.47		6.30	6.33	5.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-CTV	American Funds Fundamental Invs R6: Class Retirement Investment Adviser: Capital Group	0.28		19.78	12.40	11.55
World Allocation	06-3M9	American Funds Global Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.48		8.42	5.91	5.11
Large Cap Growth	06-CVC	American Funds Growth Fund of Amer R6: Class Retirement Investment Adviser: Capital Group	0.30		27.54	13.62	12.63
Balanced	06-3M7	American Funds Income Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		4.10	7.43	6.95
Inflation-Protec Bond	06-3G9	American Funds Inflation Linked Bd R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		0.50	2.67	2.34
Short Term Bond	06-GKH	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25	*	3.38	1.78	1.63
Foreign Blend	06-3M4	American Funds Intl Gr and Inc R6: Class Retirement Investment Adviser: Capital Group	0.54		5.80	6.55	4.34
Large Cap Blend	06-3GH	American Funds Invmt Co of Amer R6: Class Retirement Investment Adviser: Capital Group	0.27		23.62	13.40	11.40
World Stock	06-3KY	American Funds New Economy R6: Class Retirement Investment Adviser: Capital Group	0.41		21.80	10.10	10.00
World Stock	06-CTW	American Funds New Perspective R6: Class Retirement Investment Adviser: Capital Group	0.42		15.85	12.19	10.58
Diversified Emerging Markets	06-CTX	American Funds New World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.57		6.60	6.96	5.87
World Stock	06-CTY	American Funds SMALLCAP World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.66		5.30	8.38	7.87
Int Government Bond	06-3TK	American Funds US Government Sec R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.26		0.75	1.12	1.54
Large Cap Blend	06-CVF	American Funds Washington Mutual R6: Class Retirement Investment Adviser: Capital Group	0.27		15.50	12.53	11.42
Mid Cap Growth	06-6C4	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Adviser: TimesSquare Capital Management, LLC Investment Subadviser: TimesSquare Capital Management, LLC	0.98		17.83	13.53	11.15
Large Cap Value	06-4JY	Auxier Focus Institutional: Class Inst Investment Adviser: Auxier Asset Management LLC	0.80	*	8.29	8.95	8.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-4TP	Baird Aggregate Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		2.83	1.30	2.07
Intermediate Term Bond	06-4RC	Baird Core Plus Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		3.38	1.71	2.38
Intermediate Term Bond	06-6N3	Baird Intermediate Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		3.98	1.74	1.91
Short Term Bond	06-4XC	Baird Short-Term Bond Inst: Class Inst** Investment Adviser: Baird Advisors	0.30		5.06	2.02	1.79
Mid Cap Growth	06-47Y	Baron Asset R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.05		9.07	10.64	–
Diversified Emerging Markets	06-3J9	Baron Emerging Markets R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.13		(4.02)	0.32	–
Small Cap Blend	06-4YM	BlackRock Advantage Small Cap Core K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	3.53	8.10	–
Small Cap Growth	06-46J	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	6.01	7.57	–
Large Cap Value	06-FRW	BlackRock Equity Dividend K: Class Retirement Investment Adviser: BlackRock Inc	0.58	*	7.31	10.34	–
World Allocation	06-FRX	BlackRock Global Allocation K: Class Retirement Investment Adviser: BlackRock Investment Management, LLC Investment Subadviser: BlackRock (Singapore) Limited	0.76	*	7.01	6.56	–
World Stock	06-CVH	BlackRock Global Dividend K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.71		8.36	8.20	–
Specialty	06-CVJ	BlackRock Health Sciences Opps K: Class Retirement Investment Adviser: BlackRock Inc	0.75		8.47	10.03	–
High Yield Bond	06-33K	BlackRock High Yield Bond K: Class Other Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.48	*	9.46	4.84	4.60
Inflation-Protec Bond	06-3N3	BlackRock Inflation Protected Bond K: Class Other Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.51	*	1.95	3.12	2.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-CVM	BlackRock LifePath® Index 2025 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	6.47	5.51	5.60
Mgd Asset Allocation	06-CVN	BlackRock LifePath® Index 2030 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	7.98	6.57	6.40
Mgd Asset Allocation	06-CVP	BlackRock LifePath® Index 2035 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	9.33	7.55	7.14
Mgd Asset Allocation	06-CVR	BlackRock LifePath® Index 2040 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	10.68	8.43	7.79
Mgd Asset Allocation	06-CVT	BlackRock LifePath® Index 2045 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	11.95	9.19	8.34
Mgd Asset Allocation	06-CVV	BlackRock LifePath® Index 2050 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	12.73	9.60	8.61
Mgd Asset Allocation	06-CVW	BlackRock LifePath® Index 2055 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	13.04	9.70	8.71
Mgd Asset Allocation	06-CVX	BlackRock LifePath® Index 2060 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	12.99	9.67	–
Mgd Asset Allocation	06-4H3	BlackRock LifePath® Index 2065 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	12.92	–	–
Mgd Asset Allocation	06-CVY	BlackRock LifePath® Index Retire K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	6.00	4.75	4.63
Mid Cap Growth	06-GHH	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Adviser: BlackRock Inc	0.71		14.97	10.40	–
Mid Cap Value	06-6NR	BlackRock Mid-Cap Value K: Class Retirement Investment Adviser: BlackRock Inc	0.70	*	2.89	11.38	–
Balanced	06-FTF	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Limited;	0.52	*	5.98	4.22	–
World Bond	06-4PX	BlackRock Strategic Global Bond K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Ltd;BlackRock (Singapore) Limited;	0.52	*	2.21	0.69	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-FTH	BlackRock Strategic Income Opps K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.62		5.32	3.25	–
Specialty	06-6CG	BlackRock Systematic Multi-Strat K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited	0.82		7.66	–	–
Intermediate Term Bond	06-CWC	BlackRock Total Return K: Class Other Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.38		2.04	1.32	2.17
Specialty	06-6KH	Blackstone Alternative Multi-Strategy Y: Class Inst
Investment Adviser: Blackstone Inc
Investment Subadviser: Nephila Capital Ltd;Waterfall Asset Management,
LLC;Blackstone Real Estate Special Situations Advisors LLC;D.E. Shaw
Investment Management LLC;FORT LP;Mariner Investment Group,
LLC;Endeavour Capital Advisors Inc;Harvest Fund Advisors LLC;Two
Sigma Advisers, LLC;Caspian Capital LP;Bayview Asset Management,
LLC;Magnetar Asset Management LLC;Blackstone Liquid Credit Strategies
LLC;Melqart Asset Management (UK) Ltd.;Fir Tree Capital Management
LP;Bayforest Capital Limited;TrailStone Commodity Trading US,
LLC;Seiga Asset Management Limited;Mesarete Capital LLP;Clear Sky
Advisers LLC;SEVEN GRAND MANAGERS, LLC;North Reef Capital
		Management LP;Varick Capital Partners LP;	3.46		7.67	2.40	–
Intermediate Term Bond	06-47M	BNY Mellon Bond Market Index I: Class Inst Investment Adviser: BNY Mellon Investment Funds VII, Inc.	0.15	*	1.99	0.68	1.45
Specialty	06-39Y	BNY Mellon Natural Resources Y: Class Inst Investment Adviser: Newton Investment Management Group Investment Subadviser: Newton Investment Management North America, LLC	0.80		(8.61)	15.76	–
Large Cap Blend	06-3WY	BNY Mellon Sust US Equity Y: Class Inst Investment Adviser: Newton Investment Management Group Investment Subadviser: Newton Investment Management Ltd	0.69		19.45	14.00	–
Mid Cap Blend	06-6KT	Boston Trust SMID Cap: Class Other Investment Adviser: Boston Trust Walden Company	0.75	*	4.59	10.21	9.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
High Yield Bond	06-4PC	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.50		10.79	5.78	5.61
Large Cap Value	06-66T	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.71	*	4.63	10.05	9.46
World Bond	06-3G3	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC	0.56		(0.46)	(0.19)	1.21
Specialty	06-66R	Calamos Market Neutral Income R6: Class Retirement Investment Adviser: Calamos Investments	0.88		7.30	–	–
Balanced	06-4FJ	Calvert Balanced R6: Class Retirement Investment Adviser: Calvert Research and Management	0.62		14.21	–	–
Small Cap Blend	06-4FN	Calvert Small-Cap R6: Class Retirement Investment Adviser: Calvert Research and Management	0.86		(0.16)	–	–
Large Cap Blend	06-3FX	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Adviser: Calvert Research and Management	0.19	*	20.44	14.49	–
Mid Cap Growth	06-6NJ	Carillon Eagle Mid Cap Growth R6: Class Retirement Investment Adviser: Eagle Asset Management, Inc. Investment Subadviser: Eagle Asset Management, Inc.	0.64		10.83	11.08	11.03
Intermediate Term Bond	06-6PX	Catholic Responsible Investments Bd Ins: Class Inst Investment Adviser: Teachers Advisors, LLC Investment Subadviser: Brandywine Global Investment Mgmt, LLC;Dodge & Cox;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC;	0.36		2.49	–	–
Large Cap Blend	06-6R6	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Adviser: Wellington Management Company LLP Investment Subadviser: Mar Vista Investment Partners, LLC;Dodge & Cox;Wellington Management Company LLP;	0.67		18.66	–	–
Large Cap Blend	06-6R7	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Adviser: Rhumbline Advisers Investment Subadviser: Rhumbline Advisers	0.09	*	21.17	–	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Small/Mid Eqty	06-6PY	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Lazard Asset Management LLC;Global Alpha Capital Management Ltd.;	1.15	*	4.11	–	–
Foreign Blend	06-6R3	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Adviser: WCM Investment Management Investment Subadviser: Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management;	0.97		8.14	–	–
Small Cap Blend	06-6R4	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Adviser: Rhumbline Advisers Investment Subadviser: Rhumbline Advisers	0.29		1.70	–	–
Large Cap Blend	06-3G6	ClearBridge Appreciation IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.56		19.49	13.73	11.81
Foreign Growth	06-3XJ	ClearBridge International Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC.	0.70		7.03	7.92	–
Foreign Value	06-GJT	ClearBridge International Value IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.80	*	0.76	4.48	1.86
Large Cap Growth	06-GJW	ClearBridge Large Cap Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.63		37.72	14.59	14.03
Mid Cap Blend	06-47N	ClearBridge Mid Cap I: Class Inst*** Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.86	*	2.25	8.36	7.43
Mid Cap Growth	06-6NT	ClearBridge Select IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	1.02		15.29	14.15	14.25
Small Cap Growth	06-64M	ClearBridge Small Cap Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.78		(5.91)	6.55	7.86
Large Cap Blend	06-3XF	ClearBridge Sustainability Leaders IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.75	*	9.35	14.81	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Stock	06-6PK	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.77		1.48	3.47	–
Specialty	06-3KT	Cohen & Steers Real Estate Securities Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.75		(2.13)	5.74	–
Specialty	06-3KV	Cohen & Steers Realty Shares L: Class Other Investment Adviser: Cohen & Steers Capital Management, Inc.	0.88	*	(2.71)	5.88	7.82
Foreign Small/Mid Eqty	06-CWF	Columbia Acorn International Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.88	*	3.65	3.45	3.26
Balanced	06-66M	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.66		11.88	7.40	6.90
Balanced	06-66P	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.69		13.61	8.67	7.90
Balanced	06-66F	Columbia Capital Allocation Cnsrv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.63		5.67	2.86	3.09
Balanced	06-66J	Columbia Capital Allocation Mod Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.64		9.75	5.94	5.74
Large Cap Blend	06-46K	Columbia Contrarian Core Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.60	*	25.84	15.45	12.58
Large Cap Value	06-4FK	Columbia Dividend Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.55		10.19	11.98	11.26
Emerging Market Bond	06-CWG	Columbia Emerging Markets Bond Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.70		5.57	0.72	2.83
Large Cap Growth	06-67R	Columbia Integrated Large Cap Gr Ins 3: Class Retirement Investment Adviser: Columbia Threadneedle Investments	0.42	*	34.99	16.18	–
Foreign Value	06-FTP	Columbia Overseas Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.77	*	6.76	6.24	–
Intermediate Term Bond	06-FTT	Columbia Quality Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.48	*	0.94	(0.39)	–
Large Cap Growth	06-4GF	Columbia Select Large Cap Growth Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.64	*	29.03	13.65	11.77
Large Cap Value	06-4GG	Columbia Select Large Cap Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.42	*	0.78	10.41	–
Mid Cap Value	06-64W	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.73	*	2.20	10.94	8.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-6PN	Columbia Seligman Global Tech Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.94		31.03	23.10	–
Specialty	06-FTR	Columbia Seligman Tech & Info Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.87		29.91	22.73	–
Small Cap Value	06-4YY	Columbia Small Cap Value I Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.85		5.30	10.04	8.65
Diversified Emerging Markets	06-3YK	Delaware Emerging Markets R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	1.12	*	2.65	2.51	–
Balanced	06-CXY	Delaware Ivy Balanced Fund Class R6: Class Retirement Investment Adviser: Waddell & Reed Investment Management Co Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.71	*	11.97	9.08	–
High Yield Bond	06-GMF	Delaware Ivy High Income Fund Class R6: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.63	*	7.85	4.04	–
Mid Cap Growth	06-3VY	Delaware Ivy Mid Cap Growth R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.69	*	6.19	12.14	–
Specialty	06-GMG	Delaware Ivy Science and Technology R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.87		32.40	16.34	–
Small Cap Blend	06-FNR	Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement Investment Adviser: Ivy Investment Management Company Investment Subadviser: Macquarie Investment Management Global Limited	0.76	*	5.52	7.95	–
Diversified Emerging Markets	06-3XY	Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.65	*	(0.06)	3.03	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Blend	06-3GP	Delaware Small Cap Core R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.69		1.16	8.44	–
Small Cap Value	06-3CN	Delaware Small Cap Value R6: Class Retirement Investment Adviser: Macquarie Asset Management Investment Subadviser: Macquarie Investment Management Global Limited	0.70		(1.92)	7.60	–
Specialty	06-GKJ	DFA Commodity Strategy Institutional: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.30		(8.14)	5.71	(0.76)
Diversified Emerging Markets	06-3CV	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.45		0.93	2.08	–
Diversified Emerging Markets	06-3F9	DFA Emerging Markets Core Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.40		2.99	3.81	4.32
Diversified Emerging Markets	06-CWJ	DFA Emerging Markets I: Class Inst Investment Adviser: DFA Australia Limited Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.36	*	0.21	2.48	3.70
Diversified Emerging Markets	06-6MG	DFA Emerging Markets Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.44	*	6.32	3.63	4.22
World Bond	06-3C4	DFA Five-Year Global Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.20		4.68	0.46	1.16
Balanced	06-CWK	DFA Global Allocation 25/75 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.25	*	6.24	4.01	3.49
Balanced	06-CWM	DFA Global Allocation 60/40 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.24	*	9.01	7.36	6.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Stock	06-CWN	DFA Global Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.25	*	11.70	10.74	8.87
Specialty	06-3CW	DFA Global Real Estate Securities Port: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.22	*	(4.17)	2.11	5.23
Inflation-Protec Bond	06-GKK	DFA Inflation-Protected Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.11		2.05	2.87	2.23
Int Government Bond	06-4FV	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.11		1.67	0.47	1.24
Intermediate Term Bond	06-4NH	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19		5.53	2.03	2.59
Foreign Blend	06-CWP	DFA International Core Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.24		6.72	6.73	4.93
Foreign Small/Mid Eqty	06-CWR	DFA International Small Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.39		3.62	5.96	4.92
Foreign Value	06-6MH	DFA International Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.28	*	7.05	6.93	4.40
Foreign Blend	06-3C7	DFA Intl Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.25		7.85	6.93	4.93
Intermediate Term Bond	06-CWT	DFA Investment Grade I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19		3.63	1.57	2.05
Foreign Blend	06-6HT	DFA Large Cap International I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.17		7.87	7.10	4.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-CWV	DFA Real Estate Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	(3.70)	4.27	7.07
Short Term Bond	06-4NG	DFA Short-Term Extended Quality I: Class Inst** Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.18		4.70	1.17	1.41
Large Cap Blend	06-4NF	DFA US Core Equity 1 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.14		15.99	13.34	11.41
Large Cap Growth	06-CWW	DFA US Large Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		23.13	15.53	13.57
Large Cap Value	06-3C3	DFA US Large Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.21	*	5.72	9.22	8.84
Large Cap Blend	06-CWX	DFA US Large Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.08	*	20.79	14.23	12.55
Small Cap Blend	06-3YM	DFA US Micro Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.40		4.72	9.21	8.17
Small Cap Growth	06-CWY	DFA US Small Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.31		8.31	10.95	9.05
Small Cap Blend	06-GFK	DFA US Small Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.27		4.86	9.50	8.18
Small Cap Value	06-4NC	DFA US Small Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.30		6.40	10.95	8.25
Large Cap Blend	06-3C6	DFA US Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		18.29	14.35	12.02
Small Cap Value	06-CXC	DFA US Targeted Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.29		5.76	11.49	8.68
World Bond	06-CXF	DFA World ex US Government Fxd Inc I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19		5.71	(0.80)	1.94
Mgd Asset Allocation	06-3PK	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	5.09	5.04	–
Mgd Asset Allocation	06-3PM	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17	*	4.61	5.05	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-3PN	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		3.65	4.85	–
Mgd Asset Allocation	06-3PP	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		3.16	5.03	–
Mgd Asset Allocation	06-3PR	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.20		4.26	5.79	–
Mgd Asset Allocation	06-3PT	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.21		6.51	6.66	–
Mgd Asset Allocation	06-3PV	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22		9.72	8.01	–
Mgd Asset Allocation	06-3PW	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22		12.77	10.08	–
Mgd Asset Allocation	06-3PX	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22		13.99	10.64	–
Mgd Asset Allocation	06-3PY	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	13.95	10.65	–
Mgd Asset Allocation	06-3R3	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	13.95	10.64	–
Mgd Asset Allocation	06-3R4	Dimensional Retirement Income Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		5.46	4.21	–
Large Cap Value	06-6MT	Dodge & Cox Stock X: Class Other Investment Adviser: Dodge & Cox	0.41	*	10.42	–	–
Diversified Emerging Markets	06-6J4	Driehaus Emerging Markets Growth Instl: Class Inst Investment Adviser: Driehaus Capital Management LLC	1.13		3.08	4.66	–
Diversified Emerging Markets	06-3VJ	DWS Emerging Markets Equity R6: Class Retirement Investment Adviser: DWS Americas Investment Subadviser: DWS International GmbH	0.93	*	(6.94)	(1.46)	–
World Allocation	06-6M6	DWS RREEF Real Assets R6: Class Retirement Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.90		(4.68)	5.49	–
Specialty	06-CWH	DWS RREEF Real Estate Securities R6: Class Retirement Investment Adviser: DWS Americas Investment Subadviser: RREEF America L.L.C.	0.53		(1.82)	4.36	–
Intermediate Term Bond	06-4NJ	Federated Hermes Corporate Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.59	*	4.32	2.40	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Cash	06-6MK	Federated Hermes Govt Obl Premier: Class Inst** Investment Adviser: Federated Hermes, Inc.	0.15	*	5.12	1.86	–
High Yield Bond	06-3GV	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.49	*	8.79	4.03	–
Foreign Blend	06-GKN	Federated Hermes Intl Leaders R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.74	*	4.82	8.70	4.68
Large Cap Growth	06-CXG	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	0.78	*	28.47	12.15	11.52
Small Cap Growth	06-4PW	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Adviser: Federated Hermes, Inc. Investment Subadviser: Federated Global Investment Management Corp	0.90	*	3.54	7.15	–
Small Cap Blend	06-3MG	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88	*	6.46	8.20	–
Small Cap Growth	06-FTX	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88	*	4.60	7.11	–
High Yield Bond	06-GKM	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.72	*	8.77	4.72	–
Intermediate Term Bond	06-6GY	Federated Hermes Total Return Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.38	*	2.07	1.77	–
Mgd Asset Allocation	06-GHK	Fidelity Advisor Freedom 2005 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.24		4.40	3.57	–
Mgd Asset Allocation	06-GHM	Fidelity Advisor Freedom 2010 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.25		5.02	4.32	–
Mgd Asset Allocation	06-GHN	Fidelity Advisor Freedom 2015 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.27		5.88	5.08	–
Mgd Asset Allocation	06-GHP	Fidelity Advisor Freedom 2020 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.30		6.56	5.76	–
Mgd Asset Allocation	06-GHR	Fidelity Advisor Freedom 2025 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.34		7.17	6.38	–
Mgd Asset Allocation	06-GHT	Fidelity Advisor Freedom 2030 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.37		8.03	7.26	–
Mgd Asset Allocation	06-GHV	Fidelity Advisor Freedom 2035 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.41		9.49	8.59	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-GHW	Fidelity Advisor Freedom 2040 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.44	10.88	9.51	–
Mgd Asset Allocation	06-GHX	Fidelity Advisor Freedom 2045 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.34	9.61	–
Mgd Asset Allocation	06-GHY	Fidelity Advisor Freedom 2050 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.32	9.59	–
Mgd Asset Allocation	06-GJC	Fidelity Advisor Freedom 2055 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.26	9.60	–
Mgd Asset Allocation	06-GJF	Fidelity Advisor Freedom 2060 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.27	9.59	–
Mgd Asset Allocation	06-63Y	Fidelity Advisor Freedom 2065 Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.45	11.25	–	–
Mgd Asset Allocation	06-46H	Fidelity Advisor Freedom Blend 2015 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.22	5.85	4.94	–
Mgd Asset Allocation	06-43N	Fidelity Advisor Freedom Blend 2020 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.24	6.71	5.65	–
Mgd Asset Allocation	06-43P	Fidelity Advisor Freedom Blend 2025 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.25	7.37	6.28	–
Mgd Asset Allocation	06-43R	Fidelity Advisor Freedom Blend 2030 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.26	8.25	7.20	–
Mgd Asset Allocation	06-43T	Fidelity Advisor Freedom Blend 2035 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.27	9.82	8.60	–
Mgd Asset Allocation	06-43V	Fidelity Advisor Freedom Blend 2040 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.28	11.31	9.53	–
Mgd Asset Allocation	06-43W	Fidelity Advisor Freedom Blend 2045 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.78	9.65	–
Mgd Asset Allocation	06-43X	Fidelity Advisor Freedom Blend 2050 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.76	9.63	–
Mgd Asset Allocation	06-43Y	Fidelity Advisor Freedom Blend 2055 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.67	9.62	–
Mgd Asset Allocation	06-44C	Fidelity Advisor Freedom Blend 2060 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.77	9.63	–
Mgd Asset Allocation	06-64C	Fidelity Advisor Freedom Blend 2065 Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.29	11.69	–	–
Mgd Asset Allocation	06-44F	Fidelity Advisor Freedom Blend Inc Z6: Class Inst Investment Adviser: FMR Co., Inc. (FMRC)	0.21	4.32	3.01	–
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-GJG	Fidelity Advisor Freedom Income Z6: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.24	4.44	3.21	–
Balanced	06-FVF	Fidelity Advisor Balanced Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	15.98	11.27	9.39
Foreign Growth	06-4N6	Fidelity Advisor China Region Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.81	(16.94)	2.52	–
Foreign Growth	06-FVG	Fidelity Advisor Diversified Intl Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.77	8.75	8.52	5.88
Large Cap Blend	06-FVH	Fidelity Advisor Diversified Stock Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.48	23.30	15.42	12.27
Large Cap Growth	06-4RH	Fidelity Advisor Growth Opps Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.35	34.36	17.02	16.23
Specialty	06-4G3	Fidelity Advisor Industrials Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64	16.41	10.67	–
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Growth	06-FVJ	Fidelity Advisor Intl Cap App Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.67		17.46	9.94	–
Specialty	06-4G4	Fidelity Advisor Intl Real Estate Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.80		(5.75)	0.43	–
Foreign Small/Mid Eqty	06-4XH	Fidelity Advisor Intl Small Cap Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);Fidelity Management & Research (HK) Ltd;	1.03		9.67	7.19	–
Intermediate Term Bond	06-6JF	Fidelity Advisor Investment Gr Bd Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.36	*	2.84	1.75	–
Mid Cap Value	06-3HN	Fidelity Advisor Mid Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67		9.31	10.29	–
Large Cap Growth	06-FVK	Fidelity Advisor New Insights Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.33		32.72	13.55	12.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Value	06-4TT	Fidelity Advisor Small Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.90		4.12	11.31	–
Specialty	06-4N4	Fidelity Advisor Technology Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.60		46.96	25.67	–
Intermediate Term Bond	06-FVM	Fidelity Advisor Total Bond Z: Class Inst Investment Adviser: Fidelity Institutional Asset Management Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.36	*	3.57	2.05	–
Mid Cap Value	06-6PM	Fidelity Advisor Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.75	*	4.99	13.23	–
Mgd Asset Allocation	06-6HV	Fidelity Freedom Index 2005 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08		4.96	3.47	–
Mgd Asset Allocation	06-4C3	Fidelity Freedom Index 2005 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12		4.92	3.41	3.69
Mgd Asset Allocation	06-67X	Fidelity Freedom Index 2005 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06		5.00	–	–
Mgd Asset Allocation	06-6H7	Fidelity Freedom Index 2010 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08		5.65	4.16	–
Mgd Asset Allocation	06-49Y	Fidelity Freedom Index 2010 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12		5.52	4.11	4.35
Mgd Asset Allocation	06-67Y	Fidelity Freedom Index 2010 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06		5.68	–	–
Mgd Asset Allocation	06-6H9	Fidelity Freedom Index 2015 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08		6.32	4.85	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-4C4	Fidelity Freedom Index 2015 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	6.27	4.82	4.99
Mgd Asset Allocation	06-69C	Fidelity Freedom Index 2015 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	6.35	–	–
Mgd Asset Allocation	06-6HW	Fidelity Freedom Index 2020 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	7.03	5.49	–
Mgd Asset Allocation	06-4C6	Fidelity Freedom Index 2020 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	6.97	5.45	5.51
Mgd Asset Allocation	06-69F	Fidelity Freedom Index 2020 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	6.99	–	–
Mgd Asset Allocation	06-6HC	Fidelity Freedom Index 2025 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	7.66	6.08	–
Mgd Asset Allocation	06-4C7	Fidelity Freedom Index 2025 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	7.67	6.04	6.04
Mgd Asset Allocation	06-69G	Fidelity Freedom Index 2025 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	7.69	–	–
Mgd Asset Allocation	06-6HF	Fidelity Freedom Index 2030 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	8.52	6.91	–
Mgd Asset Allocation	06-4C9	Fidelity Freedom Index 2030 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	8.47	6.86	6.85
Mgd Asset Allocation	06-69H	Fidelity Freedom Index 2030 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	8.49	–	–
Mgd Asset Allocation	06-6HG	Fidelity Freedom Index 2035 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	9.87	8.16	–
Mgd Asset Allocation	06-4CC	Fidelity Freedom Index 2035 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	9.82	8.12	7.73
Mgd Asset Allocation	06-69J	Fidelity Freedom Index 2035 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	9.89	–	–
Mgd Asset Allocation	06-6HH	Fidelity Freedom Index 2040 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.29	9.12	–
Mgd Asset Allocation	06-4CF	Fidelity Freedom Index 2040 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.24	9.07	8.21
Mgd Asset Allocation	06-69K	Fidelity Freedom Index 2040 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.32	–	–

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-6HJ	Fidelity Freedom Index 2045 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.68	9.21	–
Mgd Asset Allocation	06-4CG	Fidelity Freedom Index 2045 Investor: Class Inv Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.64	9.16	8.25
Mgd Asset Allocation	06-69M	Fidelity Freedom Index 2045 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.71	–	–
Mgd Asset Allocation	06-6HK	Fidelity Freedom Index 2050 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.66	9.20	–
Mgd Asset Allocation	06-4CH	Fidelity Freedom Index 2050 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.60	9.16	8.25
Mgd Asset Allocation	06-69N	Fidelity Freedom Index 2050 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.74	–	–
Mgd Asset Allocation	06-6HM	Fidelity Freedom Index 2055 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.68	9.21	–
Mgd Asset Allocation	06-4CJ	Fidelity Freedom Index 2055 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.63	9.16	8.25
Mgd Asset Allocation	06-69P	Fidelity Freedom Index 2055 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.71	–	–
Mgd Asset Allocation	06-6HN	Fidelity Freedom Index 2060 Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.68	9.20	–
Mgd Asset Allocation	06-4CK	Fidelity Freedom Index 2060 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.56	9.15	–
Mgd Asset Allocation	06-69R	Fidelity Freedom Index 2060 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.71	–	–
Mgd Asset Allocation	06-6HP	Fidelity Freedom Index 2065 Instl Prm: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	11.65	–	–
Mgd Asset Allocation	06-4F3	Fidelity Freedom Index 2065 Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	11.60	–	–
Mgd Asset Allocation	06-69T	Fidelity Freedom Index 2065 Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	11.66	–	–
Mgd Asset Allocation	06-6H6	Fidelity Freedom Index Inc Instl Prem: Class Other Investment Adviser: FMR Co., Inc. (FMRC)	0.08	4.96	3.11	–
Mgd Asset Allocation	06-4F4	Fidelity Freedom Index Income Investor: Class Inv*** Investment Adviser: FMR Co., Inc. (FMRC)	0.12	4.83	3.04	3.06

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Mgd Asset Allocation	06-67W	Fidelity Freedom Index Income Premier: Class Other*** Investment Adviser: FMR Co., Inc. (FMRC)	0.06	4.97	–	–
Large Cap Blend	06-3HR	Fidelity 500 Index: Class Other Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.02	20.82	14.29	12.60
Large Cap Growth	06-6FN	Fidelity Blue Chip Growth K6: Class Retirement Investment Adviser: Fidelity Management Trust Company Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.46	41.48	19.79	–
Large Cap Growth	06-6HR	Fidelity Contrafund K6: Class Retirement Investment Adviser: Fidelity Management Trust Company Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	34.56	15.32	–
Diversified Emerging Markets	06-3WN	Fidelity Emerging Markets Idx: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.08	(3.88)	0.65	2.98
Mid Cap Blend	06-3WJ	Fidelity Extended Market Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04	10.42	8.94	8.50
Inflation-Protec Bond	06-3WK	Fidelity Inflation-Prot Bd Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.05	2.12	2.83	2.17
Foreign Blend	06-3HX	Fidelity International Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.04	8.65	6.90	4.86
Foreign Blend	06-4H6	Fidelity Intl Sustainability Idx: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.20	3.60	4.90	–

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Cash	06-6PP	Fidelity Inv MM Government Instl: Class Inst** Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.14	*	5.16	1.85	–
Large Cap Growth	06-4RK	Fidelity Large Cap Growth Idx: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.04		35.02	18.02	–
Large Cap Value	06-4RJ	Fidelity Large Cap Value Index: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.04		6.12	9.27	–
Mid Cap Blend	06-3HW	Fidelity Mid Cap Index: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.03		6.72	10.08	9.48
Balanced	06-4N3	Fidelity Multi-Asset Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC	0.11	*	11.05	9.19	8.22
Specialty	06-3WP	Fidelity Real Estate Index: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.07		(3.66)	1.61	5.38
Small Cap Blend	06-3HV	Fidelity Small Cap Index: Class No Load Investment Adviser: Geode Capital Management, LLC Investment Subadviser: Geode Capital Management, LLC	0.03		2.52	6.90	7.20
Intermediate Term Bond	06-4H4	Fidelity Sustainability Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.10		2.13	0.70	–
Foreign Blend	06-3WH	Fidelity Total International Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC	0.06		4.64	5.28	–
Large Cap Blend	06-3MR	Fidelity Total Market Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.02		19.20	13.43	11.90
Large Cap Blend	06-3X3	Fidelity U.S. Sustainability Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: Geode Capital Management, LLC	0.11		23.86	14.97	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Intermediate Term Bond	06-3HT	Fidelity U.S. Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.03		2.17	0.83	1.61
World Allocation	06-3VC	First Eagle Global R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.79		6.05	7.93	–
Specialty	06-6NG	First Eagle Gold R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.85		(10.02)	8.67	–
Foreign Blend	06-3VF	First Eagle Overseas R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.80		2.46	5.07	–
Small Cap Value	06-6MW	First Eagle Small Cap Opportunity R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	1.01	*	0.55	–	–
Large Cap Growth	06-3RY	Franklin DynaTech R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.48		36.67	14.70	14.29
Large Cap Value	06-3T3	Franklin Equity Income R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.50	*	6.60	10.19	9.27
Large Cap Growth	06-4PN	Franklin Growth Opportunities R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.58	*	34.04	13.79	11.85
Large Cap Growth	06-FXP	Franklin Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.47		22.91	13.90	12.94
Balanced	06-GKR	Franklin Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.41	*	4.22	6.66	5.48
Foreign Growth	06-3T4	Franklin Intl Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.76	*	0.49	5.52	5.80
Balanced	06-3TN	Franklin Managed Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.60	*	3.88	6.75	6.44
World Stock	06-FXR	Franklin Mutual Global Discovery R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.86		11.95	8.84	6.72
World Allocation	06-3T6	Franklin Mutual Quest R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.72	*	4.52	3.69	3.97
Specialty	06-4PG	Franklin Real Estate Securities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.57	*	(4.45)	4.33	6.46
Large Cap Blend	06-3T7	Franklin Rising Dividends R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.52	*	10.94	12.97	11.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Growth	06-3T9	Franklin Small Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.67	*	14.36	8.56	8.41
Small Cap Value	06-GKT	Franklin Small Cap Value R6: Class Retirement*** Investment Adviser: Franklin Templeton Investments	0.59	*	0.58	8.84	7.59
Mid Cap Growth	06-3TC	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.51	*	15.98	11.52	9.78
Multisector Bond	06-CXH	Franklin Strategic Income R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.55	*	5.90	1.94	2.18
Int Government Bond	06-3RV	Franklin US Government Secs R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.51	*	1.42	0.03	0.77
Specialty	06-FNP	Franklin Utilities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.49	*	(6.55)	5.72	7.90
Short Term Bond	06-GKV	Frost Credit Institutional: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.73		9.97	4.38	4.29
Large Cap Growth	06-GKW	Frost Growth Equity Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.63		39.88	15.84	14.37
Short Term Bond	06-GKX	Frost Total Return Bond Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.47		7.91	3.14	3.15
Intermediate Term Bond	06-4PV	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.38	*	2.32	1.26	–
Diversified Emerging Markets	06-3GG	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	1.02	*	(6.70)	1.26	–
Cash	06-CXJ	Goldman Sachs FS Government R6: Class Retirement** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.18		5.13	1.87	–
Foreign Blend	06-CXM	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.80	*	12.39	6.57	–
Large Cap Growth	06-CXN	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.54	*	29.45	15.05	–
Large Cap Value	06-CXP	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.55	*	5.73	8.21	–
Mid Cap Growth	06-CXK	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.85	*	9.91	11.42	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Blend	06-CXR	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.82		4.11	11.35	–
Small Cap Blend	06-46M	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.84	*	7.07	7.14	–
Small Cap Blend	06-CXT	Goldman Sachs Small Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.99	*	(1.49)	5.48	–
Mid Cap Growth	06-4NP	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.92		6.45	10.90	–
Large Cap Blend	06-FXT	Goldman Sachs US Equity Insights R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.55	*	17.36	12.19	–
Intermediate Term Bond	06-6KG	Guggenheim Macro Opportunities R6: Class Retirement Investment Adviser: Guggenheim Investments	1.04	*	6.95	–	–
Intermediate Term Bond	06-6KF	Guggenheim Total Return Bond R6: Class Retirement Investment Adviser: Guggenheim Investments	0.58	*	3.20	1.80	–
World Stock	06-3MT	GuideStone Funds Aggressive Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	1.10		12.62	8.58	7.51
Balanced	06-3MV	GuideStone Funds Balanced Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.97		7.11	4.63	4.26
Balanced	06-3MW	GuideStone Funds Conservative Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	0.91		6.11	3.21	2.84
Balanced	06-3MX	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Shenkman Capital Management Inc;American Century Investment Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;Neuberger Berman Investment Advisers LLC;	0.96		8.36	6.70	7.36
Diversified Emerging Markets	06-3YV	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Goldman Sachs Asset Management, L.P.;Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited;	1.11		(1.88)	2.06	2.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Blend	06-3YW	GuideStone Funds Equity Index Instl: Class Inst Investment Adviser: Legal & General Investment Management America Inc Investment Subadviser: Legal & General Investment Management America Inc	0.12	20.77	14.06	12.48
World Bond	06-3YY	GuideStone Funds Global Bond Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC;Neuberger Berman Investment Advisers LLC;	0.58	2.11	0.19	–
Specialty	06-43C	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Heitman Real Estate Securities LLC;RREEF America L.L.C.;	0.84	(2.01)	2.17	–
Balanced	06-3MY	GuideStone Funds Growth Allocation Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Parametric Portfolio Associates LLC	1.05	9.77	6.64	5.79
Large Cap Growth	06-43F	GuideStone Funds Growth Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC;Parametric Portfolio Associates LLC;William Blair Investment Management, LLC;	0.67	34.12	13.46	12.56
Foreign Blend	06-43G	GuideStone Funds International Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;WCM Investment Management;AQR Capital Management LLC;	0.86	9.42	6.27	4.81
Intermediate Term Bond	06-43H	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC;Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC;Western Asset Management Company, LLC;	0.40	2.56	0.95	1.76
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Blend	06-43J	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers;	0.94		1.38	8.52	7.04
Large Cap Value	06-43M	GuideStone Funds Value Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC Investment Subadviser: TCW Investment Management Co LLC;London Company of Virginia;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss;	0.65		6.92	9.86	8.57
Large Cap Growth	06-49R	Harbor Capital Appreciation Retirement: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.59	*	44.69	16.71	–
Intermediate Term Bond	06-6JR	Harbor Core Bond Retirement: Class Retirement Investment Adviser: Income Research & Management Investment Subadviser: Income Research & Management	0.26	*	2.11	1.17	–
Mid Cap Value	06-49T	Harbor Mid Cap Value Retirement: Class Retirement Investment Adviser: LSV Asset Management Investment Subadviser: LSV Asset Management	0.77	*	5.73	8.47	–
Balanced	06-3P9	Hartford Balanced Income R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.54		3.18	5.79	–
World Stock	06-3XH	Hartford Climate Opportunities R6: Class Retirement Investment Adviser: Hartford Investment Management Co Investment Subadviser: Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.;	0.69	*	(1.16)	11.99	–
Large Cap Blend	06-3YJ	Hartford Core Equity R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.36		18.35	13.22	–
Large Cap Value	06-3NY	Hartford Dividend and Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.63		9.53	12.29	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-3P4	Hartford Growth Opportunities R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.74		33.04	13.53	–
Foreign Growth	06-3WC	Hartford International Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.85		5.46	5.62	–
Foreign Blend	06-3F7	Hartford International Opportunities R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.70		1.81	6.42	–
Mid Cap Growth	06-39T	Hartford MidCap R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.74		4.54	7.33	–
Foreign Blend	06-3NX	Hartford Schroders International Stk SDR: Class Retirement Investment Adviser: Schroders Investment Mgt North America Investment Subadviser: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.71		6.30	9.16	–
Foreign Value	06-3NW	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Adviser: Schroders Investment Mgt North America Investment Subadviser: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.75		4.49	4.60	–
Intermediate Term Bond	06-3P6	Hartford Total Return Bond R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.32		3.45	1.57	–
World Bond	06-3P7	Hartford World Bond R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.62		1.95	0.90	–
Large Cap Value	06-4PM	Invesco Comstock R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.45		6.58	11.87	9.78
Intermediate Term Bond	06-3G7	Invesco Core Plus Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.46	*	2.40	1.79	2.57
Intermediate Term Bond	06-3W4	Invesco Corporate Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.37		3.44	2.86	3.45
Diversified Emerging Markets	06-DDD	Invesco Developing Markets R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.84		(3.87)	(0.04)	2.20
Mid Cap Growth	06-3F3	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.67		10.95	11.29	10.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-CXV	Invesco Diversified Dividend R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.46		5.12	8.79	8.26
Large Cap Blend	06-46C	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Adviser: Invesco Capital Management LLC Investment Subadviser: Invesco Capital Management LLC	0.18		5.03	11.30	10.46
Foreign Growth	06-CXW	Invesco EQV International Equity R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.83		6.67	6.46	4.78
Foreign Small/Mid Eqty	06-4FY	Invesco EQV Intl Small Company R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.07		6.93	8.16	5.40
Specialty	06-FXV	Invesco Floating Rate ESG R6: Class Retirement Investment Adviser: Invesco Advisers, Inc Investment Subadviser: Invesco Senior Secured Management Inc	0.75		10.35	4.68	3.91
World Stock	06-FYW	Invesco Global Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.73		0.95	0.73	6.16
World Stock	06-FYV	Invesco Global R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.69		25.48	10.73	9.33
Specialty	06-34Y	Invesco Gold & Special Minerals R6: Class Retirement Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.66		(13.97)	7.57	4.15
World Bond	06-FYX	Invesco International Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.71		3.41	(0.57)	1.14
Foreign Small/Mid Eqty	06-FCC	Invesco International Small-Mid Com R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.97		0.97	4.45	7.09
Foreign Growth	06-FNC	Invesco Oppenheimer International Gr R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.69		10.95	7.56	4.73
Specialty	06-GCC	Invesco Senior Floating Rate R6: Class Retirement Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadviser: Invesco Senior Secured Management Inc	0.74		10.35	3.40	3.39
Small Cap Growth	06-CXX	Invesco Small Cap Growth R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.74		3.11	6.63	7.86
Small Cap Value	06-6PR	Invesco Small Cap Value R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.71		11.88	16.89	–
Specialty	06-6CH	Invesco SteelPath MLP Income R6: Class Retirement Investment Adviser: OFI SteelPath, Inc.	4.57	*	18.53	12.42	3.90
Mid Cap Value	06-6KP	Invesco Value Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.72		8.21	13.57	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Blend	06-3VK	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock Fund Advisors	0.04		8.48	6.85	4.74
Foreign Blend	06-46N	iShares MSCI Total Intl Idx K: Class Retirement Investment Adviser: BlackRock Inc	0.10		4.30	4.95	4.02
Large Cap Blend	06-46P	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.07		20.23	13.93	12.25
Small Cap Blend	06-3GR	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Adviser: BlackRock Inc Investment Subadviser: BlackRock Fund Advisors	0.07		2.40	6.85	7.08
Mid Cap Blend	06-3GM	iShares Russell Mid-Cap Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock Fund Advisors	0.05		6.70	10.08	–
Large Cap Blend	06-3G4	iShares S&P 500 Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.03		20.76	14.27	12.58
Large Cap Blend	06-3XR	iShares Total US Stock Market Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors Investment Subadviser: BlackRock Fund Advisors	0.02		19.19	13.57	–
Intermediate Term Bond	06-3VM	iShares US Aggregate Bond Index K: Class Other Investment Adviser: BlackRock Fund Advisors	0.05	*	2.19	0.86	1.59
Balanced	06-CYC	Janus Henderson Balanced N: Class N Investment Adviser: Janus Henderson Investors	0.57		12.50	9.19	8.49
World Bond	06-4TJ	Janus Henderson Developed World Bond N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.57	*	1.75	0.90	–
Mid Cap Growth	06-CYF	Janus Henderson Enterprise N: Class N Investment Adviser: Janus Henderson Investors	0.66		8.46	11.68	12.21
Intermediate Term Bond	06-CYG	Janus Henderson Flexible Bond N: Class N Investment Adviser: Janus Henderson Investors	0.45		2.37	1.78	1.96
Specialty	06-3CM	Janus Henderson Glb Tech and Innovt N: Class N Investment Adviser: Janus Henderson Investors	0.67		45.52	18.93	–
Foreign Value	06-GMJ	Janus Henderson Global Equity Income N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.73		4.09	6.18	–
Specialty	06-3WT	Janus Henderson Global Life Sciences N: Class N Investment Adviser: Janus Henderson Investors	0.67		10.10	11.47	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Multisector Bond	06-3GW	Janus Henderson Multi-Sector Income N: Class N Investment Adviser: Janus Capital Management LLC	0.62		7.80	3.20	–
Foreign Blend	06-6CC	Janus Henderson Overseas N: Class N Investment Adviser: Janus Henderson Investors	0.80		1.34	9.63	4.10
Small Cap Value	06-FCH	Janus Henderson Small Cap Value N: Class N Investment Adviser: Janus Henderson Investors	0.57		3.51	6.00	6.96
Small Cap Growth	06-CYH	Janus Henderson Triton N: Class N Investment Adviser: Janus Henderson Investors	0.67		3.65	6.67	8.94
Small Cap Growth	06-3P3	Janus Henderson Venture N: Class N Investment Adviser: Janus Henderson Investors	0.67		4.07	7.88	8.77
Mgd Asset Allocation	06-3GN	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.37	*	5.07	4.74	4.71
Mgd Asset Allocation	06-3H3	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.37	*	5.23	5.05	5.05
Mgd Asset Allocation	06-3H4	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.36	*	5.24	5.49	5.57
Mgd Asset Allocation	06-3H6	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.35	*	5.65	6.31	6.29
Mgd Asset Allocation	06-3H7	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.33	*	6.76	7.09	6.94
Mgd Asset Allocation	06-3H9	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	7.78	7.86	7.51
Mgd Asset Allocation	06-3J3	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	8.90	8.59	8.03
Mgd Asset Allocation	06-3HF	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	9.99	9.04	8.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-3HG	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	10.36	9.12	8.29
Mgd Asset Allocation	06-3HH	JHancock 2055 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	10.44	9.11	–
Mgd Asset Allocation	06-3HJ	JHancock 2060 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.32	*	10.45	9.13	–
Balanced	06-3TF	JHancock Balanced R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.62	*	14.82	9.31	7.91
Intermediate Term Bond	06-3HM	JHancock Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.36	*	2.82	1.62	2.47
Mid Cap Value	06-4TN	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Adviser: Boston Partners Global Investors, Inc Investment Subadviser: Boston Partners Global Investors, Inc	0.75	*	6.31	11.17	9.77
Intermediate Term Bond	06-3X7	JHancock ESG Core Bond R6: Class Retirement Investment Adviser: Breckinridge Capital Advisors, Inc. Investment Subadviser: Breckinridge Capital Advisors, Inc.	0.46	*	3.64	1.28	–
Foreign Blend	06-3X6	JHancock ESG International Equity R6: Class Retirement Investment Adviser: Boston Common Asset Management Investment Subadviser: Boston Common Asset Management, LLC	0.86	*	0.29	5.03	–
Large Cap Blend	06-3X4	JHancock ESG Large Cap Core R6: Class Retirement Investment Adviser: Trillium Asset Management, LLC Investment Subadviser: Trillium Asset Management LLC	0.76	*	17.63	13.56	–
Large Cap Blend	06-3VV	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.65	*	21.19	13.66	11.37
Foreign Growth	06-64P	JHancock International Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.89		4.65	6.21	–
Intermediate Term Bond	06-3TG	JHancock Investment Grade Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	0.39	*	2.45	1.15	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-4FG	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Adviser: John Hancock Investment Management Investment Subadviser: Manulife Investment Management (US) LLC	1.04		8.68	8.94	7.81
Balanced	06-4FC	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.93		6.88	6.63	5.87
Balanced	06-4F7	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.83		5.18	3.57	3.32
Balanced	06-4FF	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.98		8.08	7.98	6.96
Balanced	06-4F9	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC Investment Subadviser: Manulife Investment Management (US) LLC	0.87		6.07	5.16	4.64
Large Cap Growth	06-3VT	JHancock US Global Leaders Growth R6: Class Retirement Investment Adviser: Sustainable Growth Advisers, LP Investment Subadviser: Sustainable Growth Advisers, LP	0.77	*	22.79	13.59	12.80
Intermediate Term Bond	06-6HY	JPMorgan Core Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.34	*	2.43	1.43	1.97
Intermediate Term Bond	06-3W6	JPMorgan Core Plus Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.38	*	2.79	1.46	2.23
Diversified Emerging Markets	06-4CN	JPMorgan Emerging Markets Equity R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.79	*	(6.63)	2.11	4.36
Large Cap Value	06-FXY	JPMorgan Equity Income R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.45		2.33	9.97	9.94
World Allocation	06-4FH	JPMorgan Global Allocation R6: Class Retirement Investment Adviser: JPMorgan Chase Bank, N.A.	0.66	*	6.52	5.41	–
Multisector Bond	06-4GH	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.50	*	4.19	3.55	3.67
Int Government Bond	06-FYF	JPMorgan Government Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.30	*	1.44	0.54	–
Balanced	06-3W3	JPMorgan Income Builder R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.52	*	4.64	4.15	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Multisector Bond	06-4GJ	JPMorgan Income R6: Class Retirement Investment Adviser: JPMorgan Asset Management (Japan) Ltd	0.39		5.02	2.92	–
Large Cap Growth	06-3GJ	JPMorgan Large Cap Growth R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	32.59	19.75	16.36
Large Cap Value	06-3GF	JPMorgan Large Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	4.23	12.02	10.97
Mid Cap Growth	06-FYH	JPMorgan Mid Cap Growth R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.70	*	14.61	13.22	11.52
Mid Cap Value	06-FYK	JPMorgan Mid Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.65	*	3.46	8.98	–
Small Cap Blend	06-4MR	JPMorgan Small Cap Equity I: Class Inst Investment Adviser: JPMorgan Asset Management Inc	0.99	*	(0.66)	8.14	8.50
Small Cap Growth	06-3JM	JPMorgan Small Cap Growth R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.74	*	1.35	7.09	8.82
Small Cap Value	06-44Y	JPMorgan Small Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.74	*	1.10	7.90	6.62
Mgd Asset Allocation	06-46R	JPMorgan SmartRetirement® 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	7.18	4.66	–
Mgd Asset Allocation	06-46T	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	7.89	5.63	–
Mgd Asset Allocation	06-46V	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.35	*	9.06	6.55	–
Mgd Asset Allocation	06-46W	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.39	*	10.58	7.94	–
Mgd Asset Allocation	06-46X	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	11.38	8.69	–
Mgd Asset Allocation	06-46Y	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	12.13	9.28	–
Mgd Asset Allocation	06-47C	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	12.35	9.30	–
Mgd Asset Allocation	06-47F	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	12.36	9.32	–
Mgd Asset Allocation	06-47G	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	12.25	9.28	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-6RC	JPMorgan Smartretirement® 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44	*	12.08	–	–
Mgd Asset Allocation	06-GGN	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	7.15	4.66	5.01
Mgd Asset Allocation	06-GGP	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	7.68	5.60	5.78
Mgd Asset Allocation	06-GGR	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	8.79	6.54	6.52
Mgd Asset Allocation	06-GGT	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	9.86	7.53	7.19
Mgd Asset Allocation	06-GGV	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	10.67	8.23	7.70
Mgd Asset Allocation	06-GGW	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.31	8.77	7.97
Mgd Asset Allocation	06-GGX	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.48	8.85	8.02
Mgd Asset Allocation	06-GGY	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.45	8.85	8.04
Mgd Asset Allocation	06-GHC	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.41	8.85	–
Mgd Asset Allocation	06-6R9	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	11.19	–	–
Mgd Asset Allocation	06-GHF	JPMorgan SmartRetirement® Blend IncomeR6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19	*	6.98	4.37	4.28
Mgd Asset Allocation	06-47H	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	7.25	4.45	–
Large Cap Blend	06-4TC	JPMorgan US Equity R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	21.50	15.72	13.12
Small Cap Blend	06-FYN	JPMorgan US Small Company R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.72		3.77	8.58	7.71
Large Cap Value	06-GJJ	JPMorgan Value Advantage R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.55	*	5.11	9.81	–
Intermediate Term Bond	06-FRN	Knights of Columbus Core Bond I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.50	*	1.59	0.80	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Blend	06-FRP	Knights of Columbus International Eq I: Class Inst Investment Adviser: Boston Advisors	1.10	*	5.30	4.54	–
Large Cap Growth	06-FRR	Knights of Columbus Large Cap Growth I: Class Inst Investment Adviser: Boston Advisors	0.90		32.70	13.27	–
Large Cap Value	06-FRT	Knights of Columbus Large Cap Value I: Class Inst Investment Adviser: Boston Advisors	0.90		12.17	10.22	–
Small Cap Blend	06-FRV	Knights of Columbus Small Cap I: Class Inst Investment Adviser: Boston Advisors	1.05		4.54	6.81	–
Diversified Emerging Markets	06-4YN	Lazard Developing Markets Equity Instl: Class Inst Investment Adviser: Lazard Asset Management LLC	1.10	*	(5.66)	(0.01)	2.01
Multisector Bond	06-3XN	Loomis Sayles Bond N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.60		3.81	1.56	2.19
Small Cap Growth	06-3JG	Loomis Sayles Small Cap Growth N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.83		1.50	7.57	8.21
Large Cap Value	06-3WF	Lord Abbett Affiliated R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.38		9.55	8.31	–
Multisector Bond	06-4F6	Lord Abbett Bond Debenture R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.50		4.13	2.87	–
Small Cap Growth	06-CYJ	Lord Abbett Developing Growth R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.58		0.98	6.29	–
Small Cap Value	06-4XK	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.97	*	1.07	–	–
High Yield Bond	06-CYK	Lord Abbett High Yield R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.60		7.73	3.37	–
Intermediate Term Bond	06-3WG	Lord Abbett Income R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.47		4.62	2.39	–
Foreign Small/Mid Eqty	06-36G	Lord Abbett International Opp R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.93		4.30	5.18	–
Mid Cap Value	06-4GK	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.67		8.39	9.08	–
Intermediate Term Bond	06-3RJ	Lord Abbett Total Return R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.35		2.98	1.19	–
Mid Cap Blend	06-FYP	Lord Abbett Value Opportunities R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.80		7.31	8.67	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-3HY	MainStay Winslow Large Cap Growth R6: Class Retirement Investment Adviser: Winslow Capital Management, LLC Investment Subadviser: Winslow Capital Management, LLC	0.63	*	39.35	16.64	14.40
Large Cap Value	06-6NH	MainStay WMC Value R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.70		3.80	–	–
Small Cap Growth	06-4TW	MassMutual Small Cap Gr Eq I: Class Inst Investment Adviser: MML Investment Advisers, LLC Investment Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.;	0.87		6.29	9.75	9.12
Intermediate Term Bond	06-4TX	MassMutual Total Return Bond I: Class Inst Investment Adviser: TCW Group Investment Subadviser: Metropolitan West Asset Management, LLC.	0.33	*	2.21	1.08	1.66
Intermediate Term Bond	06-47P	Metropolitan West Total Return Bd Plan: Class Other Investment Adviser: TCW Group	0.37		2.17	1.05	1.75
Large Cap Blend	06-3W7	MFS Core Equity R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.57	*	17.13	13.59	12.21
Emerging Market Bond	06-CYM	MFS Emerging Markets Debt R6: Class Retirement Investment Adviser: MFS Investment Management	0.70	*	5.45	1.61	3.10
World Bond	06-4TK	MFS Global Opportunistic Bd R6: Class Retirement Investment Adviser: MFS Investment Management	0.60	*	4.63	2.08	1.68
Specialty	06-4FM	MFS Global Real Estate R6: Class Retirement Investment Adviser: MFS Investment Management	0.85	*	(2.81)	3.40	6.05
Large Cap Growth	06-CYN	MFS Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.50	*	31.97	15.16	13.79
Foreign Growth	06-49X	MFS International Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.71	*	5.55	8.11	7.04
Foreign Growth	06-CYR	MFS International Intrinsic Value R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.67	*	8.35	7.73	7.60
Foreign Small/Mid Eqty	06-CYP	MFS International New Discovery R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.92	*	2.64	3.68	4.78
Foreign Blend	06-3MF	MFS Intl Diversification R6: Class Retirement Investment Adviser: MFS Investment Management	0.73	*	3.81	6.62	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-CYT	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Adviser: MFS Investment Management	0.37		18.52	15.55	13.65
Mid Cap Growth	06-GNF	MFS Mid Cap Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.66	*	14.58	11.45	11.39
Mid Cap Value	06-CYV	MFS Mid Cap Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.62	*	3.40	10.54	9.01
Specialty	06-CYW	MFS Technology R6: Class Retirement Investment Adviser: MFS Investment Management	0.80	*	47.72	16.50	16.39
Intermediate Term Bond	06-3TH	MFS Total Return Bond R6: Class Retirement Investment Adviser: MFS Investment Management	0.36	*	3.35	1.64	2.10
Balanced	06-3JR	MFS Total Return R6: Class Retirement Investment Adviser: MFS Investment Management	0.40		5.39	7.48	6.86
Specialty	06-39X	MFS Utilities R6: Class Retirement Investment Adviser: MFS Investment Management	0.66	*	(6.54)	6.21	6.07
Large Cap Value	06-CYX	MFS Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.44	*	5.81	10.08	9.35
Mid Cap Growth	06-47R	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Adviser: Geneva Capital Management Investment Subadviser: Geneva Capital Management, LLC	0.78		13.51	11.72	10.05
Small Cap Growth	06-47T	Nationwide Geneva Small Cap Gr R6: Class Retirement Investment Adviser: Geneva Capital Management Investment Subadviser: Geneva Capital Management, LLC	0.84		6.19	9.03	9.52
Specialty	06-4MT	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Adviser: Mellon Investments Corporation Investment Subadviser: Mellon Investments Corporation	0.31		26.66	15.60	14.34
High Yield Bond	06-4FW	Neuberger Berman High Income Bond R6: Class Retirement Investment Adviser: Neuberger Berman	0.61		7.49	3.77	3.60
Small Cap Blend	06-47J	Neuberger Berman Intrinsic Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.85		0.16	9.24	–
Large Cap Value	06-4XP	Neuberger Berman Large Cap Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.52		(4.05)	10.86	–
Small Cap Growth	06-3XP	Neuberger Berman Small Cap Growth R6: Class Retirement Investment Adviser: Neuberger Berman	0.81	*	6.22	8.68	–
Multisector Bond	06-64R	Neuberger Berman Strategic Income R6: Class Retirement Investment Adviser: Neuberger Berman	0.50	*	6.06	3.45	3.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-3R7	Neuberger Berman Sustainable Equity R6: Class Retirement Investment Adviser: Neuberger Berman	0.60		23.58	13.05	11.16
Large Cap Blend	06-49V	Northern US Quality ESG K: Class Other Investment Adviser: Northern Trust Asset Management	0.39	*	18.95	14.46	–
Mid Cap Growth	06-3KX	Nuveen Mid Cap Growth Opps R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.83	*	12.99	8.80	8.26
Mid Cap Value	06-3JK	Nuveen Mid Cap Value R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.79	*	5.25	10.29	–
Specialty	06-FYR	Nuveen Real Estate Securities R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.85	*	(2.76)	3.92	6.57
Small Cap Value	06-FYT	Nuveen Small Cap Value R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC Investment Subadviser: Nuveen Asset Management, LLC	0.81	*	0.21	5.42	–
Balanced	06-3XM	Oakmark Equity and Income Institutional: Class Inst Investment Adviser: Harris Associates L.P.	0.59		8.80	8.55	–
Diversified Emerging Markets	06-47V	Parametric Emerging Markets R6: Class Retirement Investment Adviser: Parametric Portfolio Associates LLC Investment Subadviser: Parametric Portfolio Associates LLC	1.18	*	0.86	1.30	–
Specialty	06-FCX	PGIM Global Real Estate R6: Class Retirement Investment Adviser: PGIM, Inc Investment Subadviser: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.79		(2.20)	1.67	4.20
World Bond	06-3XW	PGIM Global Total Return R6: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income	0.54		4.65	(0.66)	1.47
High Yield Bond	06-FCY	PGIM High Yield R6: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income;PGIM Limited;	0.38		8.50	4.46	4.77
Large Cap Growth	06-GNJ	PGIM Jennison Focused Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.67	*	43.81	15.13	14.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
World Stock	06-4R9	PGIM Jennison Global Opportunities R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.83		34.20	14.71	–
Large Cap Growth	06-4Y6	PGIM Jennison Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.58		44.38	17.00	–
Specialty	06-FFC	PGIM Jennison Health Sciences R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.77		17.28	11.14	–
Mid Cap Growth	06-FFF	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.60		12.94	12.87	10.12
Specialty	06-FFG	PGIM Jennison Natural Resources R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.82		(11.86)	11.41	1.73
Small Cap Growth	06-GJN	PGIM Jennison Small Company R6: Class Retirement Investment Adviser: Jennison Associates LLC Investment Subadviser: Jennison Associates LLC	0.69		0.83	11.31	9.31
Mid Cap Value	06-GCF	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.73	*	(1.70)	6.05	6.31
Small Cap Value	06-GJP	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC Investment Subadviser: PGIM Quantitative Solutions LLC	0.68	*	1.65	7.63	–
High Yield Bond	06-6PV	PGIM Short Duration High Yield Income R6: Class Retirement** Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Fixed Income	0.70	*	8.47	4.65	–
Intermediate Term Bond	06-FFH	PGIM Total Return Bond R6: Class Retirement Investment Adviser: PGIM Fixed Income Investment Subadviser: PGIM Limited	0.39	*	4.17	1.46	2.55
Balanced	06-3FC	PIMCO All Asset Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	1.40	*	2.89	5.23	4.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Specialty	06-6NP	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.81	*	0.35	12.57	2.30
Specialty	06-GNG	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.99	*	(6.72)	7.53	(0.61)
Specialty	06-4YF	PIMCO Extended Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	3.02		(10.64)	(3.68)	1.59
World Bond	06-4CM	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.61		4.80	2.63	3.28
Int Government Bond	06-49W	PIMCO GNMA and Government Secs Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.34		2.32	0.49	1.35
High Yield Bond	06-FCJ	PIMCO High Yield Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.57		8.76	3.89	4.15
Multisector Bond	06-FCK	PIMCO Income Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.62		6.34	3.19	4.36
Specialty	06-6FR	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.66		0.24	(1.68)	(0.14)
World Bond	06-3MJ	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.63		6.88	1.72	3.33
Intermediate Term Bond	06-GNH	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.04		4.08	1.72	3.07
Specialty	06-4Y7	PIMCO Long Duration Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.73		(0.60)	0.76	3.06
Specialty	06-4Y9	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.99		2.15	1.77	3.97
Specialty	06-4YC	PIMCO Long-Term US Government Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.05		(4.84)	(1.67)	1.39
Short Term Bond	06-4R7	PIMCO Low Duration Instl: Class Inst** Investment Adviser: Pacific Investment Management Company, LLC	0.48		4.63	1.36	1.29
Intermediate Term Bond	06-4YH	PIMCO Moderate Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.49		4.03	1.71	1.87
Small Cap Value	06-6JG	PIMCO RAE US Small Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC Investment Subadviser: Research Affiliates LLC	0.50	*	9.22	13.17	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Inflation-Protec Bond	06-FCM	PIMCO Real Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.67	2.41	3.02	2.20
Mgd Asset Allocation	06-49F	PIMCO RealPath Blend 2025 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.47	5.47	6.04	–
Mgd Asset Allocation	06-49G	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.39	6.67	6.70	–
Mgd Asset Allocation	06-49H	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.32	8.31	7.62	–
Mgd Asset Allocation	06-49J	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.26	9.42	8.27	–
Mgd Asset Allocation	06-49K	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.20	10.20	8.72	–
Mgd Asset Allocation	06-49M	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.16	10.80	9.03	–
Mgd Asset Allocation	06-49N	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	11.12	9.10	–
Mgd Asset Allocation	06-6FF	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	11.50	–	–
Mgd Asset Allocation	06-49P	PIMCO RealPath Blend Income Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51	4.95	5.18	–
Large Cap Blend	06-4K3	PIMCO StocksPLUS® Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51	20.50	13.47	12.09
Foreign Blend	06-3WR	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.90	15.97	10.76	8.79
Balanced	06-4YG	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.71	12.92	11.56	13.42
Small Cap Blend	06-4K4	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.75	1.71	5.85	6.92
Intermediate Term Bond	06-FCN	PIMCO Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.49	2.97	1.11	1.81
Balanced	06-3WW	Pioneer Balanced ESG K: Class Retirement Investment Adviser: Amundi US	0.67	12.11	8.79	–
Intermediate Term Bond	06-FCP	Pioneer Bond K: Class Retirement Investment Adviser: Amundi US	0.36	3.30	1.78	2.37
Large Cap Value	06-FCR	Pioneer Equity Income K: Class Retirement Investment Adviser: Amundi US	0.66	2.80	7.77	8.77
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-FCT	Pioneer Fundamental Growth K: Class Retirement Investment Adviser: Amundi US	0.67		29.25	16.88	14.21
Large Cap Blend	06-6FH	Pioneer K: Class Retirement Investment Adviser: Amundi US	0.61	*	21.92	–	–
Mid Cap Growth	06-FCV	Pioneer Select Mid Cap Growth K: Class Retirement Investment Adviser: Amundi	0.66		12.53	8.25	–
Multisector Bond	06-FCW	Pioneer Strategic Income K: Class Retirement Investment Adviser: Amundi US	0.60	*	4.52	2.70	3.04
Large Cap Growth	06-4XN	Principal Blue Chip R-6: Class Retirement Investment Adviser: Principal Global Investors LLC	0.57	*	32.26	16.47	–
Intermediate Term Bond	06-3JJ	Principal Core Fixed Income R6: Class Retirement Investment Adviser: Principal Global Fixed Income	0.38		2.36	1.12	–
Specialty	06-3JP	Principal Global Real Estate Sec R6: Class Retirement Investment Adviser: Principal Real Estate Investors Investment Subadviser: Principal Real Estate Investors LLC	0.88		(3.33)	0.68	–
Large Cap Growth	06-3JH	Principal LargeCap Growth I R6: Class Retirement Investment Adviser: Principal Global Equities Investment Subadviser: Brown Advisory LLC;T. Rowe Price Associates, Inc.;	0.59	*	33.19	14.24	–
Mid Cap Growth	06-6H4	Principal MidCap R-6: Class Retirement*** Investment Adviser: Aligned Investors	0.59		17.42	13.75	–
Mid Cap Blend	06-3RN	Principal MidCap S&P 400 Index R-6: Class Retirement Investment Adviser: Principal Global Equities	0.16		4.68	9.86	–
Specialty	06-3CP	Principal Real Estate Securities Fd R-6: Class Retirement Investment Adviser: Principal Real Estate Investors Investment Subadviser: Principal Real Estate Investors LLC	0.80		(2.27)	5.22	–
Small Cap Growth	06-3RP	Principal SmallCap Growth I R6: Class Retirement Investment Adviser: Principal Global Equities Investment Subadviser: Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.;	0.86	*	3.92	7.99	–
Small Cap Blend	06-4TV	Principal SmallCap S&P 600 Index R-6: Class Retirement Investment Adviser: Principal Global Equities	0.16		1.66	7.74	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Small Cap Value	06-6M7	Principal SmallCap Value II R6: Class Retirement Investment Adviser: Principal Global Equities Investment Subadviser: Hotchkis and Wiley Capital Mgmt LLC; Vaughan Nelson Invstmnt Mgmt, L.P.;	0.94	*	5.42	9.84	–
Mgd Asset Allocation	06-44J	PGIM Target Date 2015 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	5.40	5.03	–
Mgd Asset Allocation	06-44K	PGIM Target Date 2020 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	6.04	5.55	–
Mgd Asset Allocation	06-44M	PGIM Target Date 2025 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	6.67	6.07	–
Mgd Asset Allocation	06-44N	PGIM Target Date 2030 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	7.57	6.99	–
Mgd Asset Allocation	06-44P	PGIM Target Date 2035 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	8.73	7.91	–
Mgd Asset Allocation	06-44R	PGIM Target Date 2040 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	9.35	8.38	–
Mgd Asset Allocation	06-44T	PGIM Target Date 2045 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	9.93	8.80	–
Mgd Asset Allocation	06-44V	PGIM Target Date 2050 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	10.28	8.95	–
Mgd Asset Allocation	06-44W	PGIM Target Date 2055 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	10.25	9.04	–
Mgd Asset Allocation	06-44X	PGIM Target Date 2060 R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	10.32	9.16	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-44G	PGIM Target Date Income R6: Class Retirement Investment Adviser: Prudential Retirement Investment Subadviser: PGIM DC Solutions LLC	0.25	*	5.04	4.64	–
Intermediate Term Bond	06-GNK	Putnam Diversified Income R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.67		4.42	0.80	1.79
Balanced	06-GNN	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC; Putnam Investments Limited;	0.63		13.81	7.54	7.04
Balanced	06-GNT	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC; Putnam Investments Limited;	0.68		8.43	4.03	4.34
Balanced	06-GNX	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited;Putnam Advisory Company LLC;	0.70		16.16	9.15	8.26
Diversified Emerging Markets	06-64J	Putnam Emerging Markets Equity R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Co LLC;Putnam Investments Limited;	0.83	*	0.82	3.73	–
Specialty	06-6PT	Putnam Global Health Care R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	0.72		14.74	–	–
Large Cap Growth	06-GCG	Putnam Large Cap Growth R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.54		39.06	17.55	15.32
Large Cap Value	06-36H	Putnam Large Cap Value R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.55		11.93	13.25	11.01
Small Cap Growth	06-6N4	Putnam Small Cap Growth R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.85		15.47	13.49	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mid Cap Growth	06-3XC	Putnam Sustainable Future R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.68		22.28	11.09	–
Large Cap Growth	06-3XG	Putnam Sustainable Leaders R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Putnam Investments Limited	0.58		23.86	15.25	–
Diversified Emerging Markets	06-GCH	Russell Inv Emerging Markets R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Axiom Investors, LLC;Numeric Investors LLC; Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.04	*	(4.87)	(0.40)	–
Specialty	06-FFM	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	0.92	*	(3.21)	0.40	–
Intermediate Term Bond	06-GCJ	Russell Inv Investment Grade Bond R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.35	*	1.80	0.83	–
Intermediate Term Bond	06-GCK	Russell Inv Strategic Bond R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: RBC Global Asset Management (UK) Limited; Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited;	0.47	*	0.91	0.77	–
Small Cap Blend	06-GCM	Russell Inv US Small Cap Equity R6: Class Retirement Investment Adviser: Russell Investment Management, LLC Investment Subadviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	0.92	*	1.81	8.00	–
Mgd Asset Allocation	06-3TT	State Street Target Retirement 2020 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	6.75	5.73	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-3TV	State Street Target Retirement 2025 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	7.78	6.87	–
Mgd Asset Allocation	06-3TW	State Street Target Retirement 2030 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	8.71	7.60	–
Mgd Asset Allocation	06-3VR	State Street Target Retirement 2035 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	9.07	7.97	–
Mgd Asset Allocation	06-3TY	State Street Target Retirement 2040 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	9.55	8.38	–
Mgd Asset Allocation	06-3V3	State Street Target Retirement 2045 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	9.91	8.70	–
Mgd Asset Allocation	06-3V4	State Street Target Retirement 2050 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	10.27	8.95	–
Mgd Asset Allocation	06-3V6	State Street Target Retirement 2055 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	10.30	8.92	–
Mgd Asset Allocation	06-3V7	State Street Target Retirement 2060 K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	10.32	8.96	–
Mgd Asset Allocation	06-64F	State Street Target Retirement 2065 K: Class Other Investment Adviser: SSGA Funds Management Inc	0.09	*	10.26	–	–
Mgd Asset Allocation	06-3V9	State Street Target Retirement K: Class Retirement Investment Adviser: SSGA Funds Management Inc	0.09	*	6.44	4.90	–
Large Cap Growth	06-3CY	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Adviser: T. Rowe Price	0.66		25.36	17.62	–
Large Cap Growth	06-FFN	T. Rowe Price Blue Chip Growth I: Class Inst Investment Adviser: T. Rowe Price	0.57		41.39	12.14	–
Balanced	06-4GM	T. Rowe Price Capital Appreciation I: Class Inst*** Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.59	*	13.66	11.48	–
Specialty	06-4GN	T. Rowe Price Comm & Tech I: Class Inst Investment Adviser: T. Rowe Price	0.68		31.37	12.04	–
Mid Cap Growth	06-4TR	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Adviser: T. Rowe Price	0.68		13.01	11.30	–
Large Cap Blend	06-3W9	T. Rowe Price Dividend Growth I: Class Inst Investment Adviser: T. Rowe Price	0.50		11.01	12.76	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Diversified Emerging Markets	06-4PK	T. Rowe Price Emerging Markets Stock I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Singapore Private Ltd	0.99		(11.85)	(2.35)	–
Large Cap Value	06-FFP	T. Rowe Price Equity Income I: Class Inst Investment Adviser: T. Rowe Price	0.56		3.77	9.84	–
Specialty	06-GPC	T. Rowe Price Financial Services I: Class Inst Investment Adviser: T. Rowe Price	0.80	*	8.21	12.77	–
World Allocation	06-47W	T. Rowe Price Global Allocation I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	0.81	*	8.75	6.67	–
World Bond	06-64T	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd;	0.49	*	9.98	2.32	–
Specialty	06-4GP	T. Rowe Price Global Technology I: Class Inst Investment Adviser: T. Rowe Price	0.79		41.54	10.57	–
Large Cap Growth	06-FFR	T. Rowe Price Growth Stock I: Class Inst Investment Adviser: T. Rowe Price	0.53		36.53	11.81	–
Specialty	06-4GC	T. Rowe Price Health Sciences I: Class Inst Investment Adviser: T. Rowe Price	0.67		4.71	9.64	–
Foreign Small/Mid Eqty	06-63M	T. Rowe Price International Discovery: Class Inv Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc;	1.23		0.93	5.66	6.21
Foreign Value	06-FFT	T. Rowe Price International Value Eq I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Ltd	0.68	*	8.01	6.95	–
Mid Cap Growth	06-FFV	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.63		11.19	9.85	–
Mid Cap Value	06-FFW	T. Rowe Price Mid-Cap Value I: Class Inst Investment Adviser: T. Rowe Price	0.68		7.98	11.76	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Specialty	06-4GR	T. Rowe Price New Era I: Class Inst Investment Adviser: T. Rowe Price	0.56	(6.17)	6.76	–
Mid Cap Growth	06-3XK	T. Rowe Price New Horizons I: Class Inst Investment Adviser: T. Rowe Price	0.66	9.48	10.25	–
Foreign Blend	06-3RR	T. Rowe Price Overseas Stock I: Class Inst Investment Adviser: T. Rowe Price	0.67	5.56	6.43	–
Specialty	06-GFP	T. Rowe Price Real Estate I: Class Inst Investment Adviser: T. Rowe Price	0.64	(2.31)	2.80	–
Balanced	06-FFX	T. Rowe Price Retirement Balanced I: Class Inst*** Investment Adviser: T. Rowe Price	0.34	7.23	5.50	–
Mgd Asset Allocation	06-GCN	T. Rowe Price Retirement I 2005 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.34	7.43	5.31	–
Mgd Asset Allocation	06-GCP	T. Rowe Price Retirement I 2010 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.34	7.72	5.72	–
Mgd Asset Allocation	06-FFY	T. Rowe Price Retirement I 2015 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.35	8.03	6.14	–
Mgd Asset Allocation	06-FGF	T. Rowe Price Retirement I 2020 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.37	8.45	6.64	–
Mgd Asset Allocation	06-FGG	T. Rowe Price Retirement I 2025 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.38	9.03	7.28	–
Mgd Asset Allocation	06-FGH	T. Rowe Price Retirement I 2030 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.40	10.02	7.95	–
Mgd Asset Allocation	06-FGJ	T. Rowe Price Retirement I 2035 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.42	11.26	8.64	–
Mgd Asset Allocation	06-FGK	T. Rowe Price Retirement I 2040 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.43	12.15	9.21	–
Mgd Asset Allocation	06-FGM	T. Rowe Price Retirement I 2045 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.44	12.80	9.63	–
Mgd Asset Allocation	06-FGN	T. Rowe Price Retirement I 2050 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.45	12.98	9.68	–
Mgd Asset Allocation	06-FGP	T. Rowe Price Retirement I 2055 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.46	13.02	9.68	–
Mgd Asset Allocation	06-FGR	T. Rowe Price Retirement I 2060 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.46	13.06	9.68	–

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-64G	T. Rowe Price Retirement I 2065 I: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc.	0.46		13.11	–	–
Small Cap Growth	06-4GT	T. Rowe Price Small-Cap Stock I: Class Inst*** Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price Investment Management,Inc.	0.77		4.77	9.32	–
Balanced	06-4MP	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Adviser: T. Rowe Price Investment Subadviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.;	0.64	*	11.47	7.87	–
Large Cap Value	06-4GV	T. Rowe Price Value I: Class Inst Investment Adviser: T. Rowe Price	0.57	*	10.56	11.32	–
Foreign Value	06-GCR	Templeton Foreign R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.74	*	2.22	4.13	2.58
World Bond	06-FGT	Templeton Global Bond R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.55	*	(3.02)	(3.24)	(0.26)
Diversified Emerging Markets	06-4GW	Thornburg Developing World R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.94	*	(5.22)	1.59	2.22
Foreign Blend	06-GPF	Thornburg International Equity R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.70	*	6.89	8.86	5.91
Foreign Growth	06-4GX	Thornburg International Growth R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.89	*	9.67	6.02	4.36
World Allocation	06-39W	Thornburg Investment Income Builder R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.84	*	11.88	8.19	–
Short Term Bond	06-GCV	Thornburg Limited Term Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.42	*	4.77	2.31	–
Multisector Bond	06-4XJ	Thornburg Strategic Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.53	*	5.81	3.75	–
Intermediate Term Bond	06-FGV	TIAA-CREF Bond Index Institutional: Class Inst Investment Adviser: TIAA-CREF	0.07		2.10	0.72	1.51
Intermediate Term Bond	06-GCW	TIAA-CREF Core Impact Bond Instl: Class Inst Investment Adviser: TIAA-CREF	0.37		2.62	0.94	2.14
Intermediate Term Bond	06-3F4	TIAA-CREF Core Plus Bond Instl: Class Inst Investment Adviser: TIAA-CREF	0.30		3.37	1.51	2.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Blend	06-FGW	TIAA-CREF Growth & Income Instl: Class Inst Investment Adviser: TIAA-CREF	0.41		27.42	14.15	12.03
Foreign Blend	06-FGX	TIAA-CREF International Eq Idx Instl: Class Inst Investment Adviser: TIAA-CREF	0.05		8.46	6.80	4.85
Foreign Growth	06-6H3	TIAA-CREF International Opps Instl: Class Inst Investment Adviser: TIAA-CREF	0.61		1.98	6.43	5.14
Large Cap Growth	06-FGY	TIAA-CREF Large-Cap Gr Idx Instl: Class Inst Investment Adviser: TIAA-CREF	0.05		34.96	17.97	15.41
Large Cap Value	06-FHC	TIAA-CREF Large-Cap Value Idx Inst: Class Inst Investment Adviser: TIAA-CREF	0.05		6.05	9.25	8.76
Mgd Asset Allocation	06-36J	TIAA-CREF Lifecycle 2010 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.37	*	7.14	5.13	5.04
Mgd Asset Allocation	06-36K	TIAA-CREF Lifecycle 2015 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.38	*	7.15	5.43	5.35
Mgd Asset Allocation	06-36M	TIAA-CREF Lifecycle 2020 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.39	*	7.70	5.82	5.73
Mgd Asset Allocation	06-36N	TIAA-CREF Lifecycle 2025 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.41	*	8.40	6.47	6.27
Mgd Asset Allocation	06-36P	TIAA-CREF Lifecycle 2030 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.42	*	9.45	7.19	6.80
Mgd Asset Allocation	06-36R	TIAA-CREF Lifecycle 2035 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.43	*	10.73	7.96	7.36
Mgd Asset Allocation	06-36T	TIAA-CREF Lifecycle 2040 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.44	*	12.00	8.76	7.91
Mgd Asset Allocation	06-36V	TIAA-CREF Lifecycle 2045 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	12.93	9.43	8.30
Mgd Asset Allocation	06-36W	TIAA-CREF Lifecycle 2050 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	13.32	9.57	8.40
Mgd Asset Allocation	06-37C	TIAA-CREF Lifecycle 2055 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	13.44	9.68	8.48
Mgd Asset Allocation	06-36Y	TIAA-CREF Lifecycle 2060 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	13.65	9.79	–
Mgd Asset Allocation	06-64H	TIAA-CREF Lifecycle 2065 Institutional: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.45	*	13.72	–	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Mgd Asset Allocation	06-FHF	TIAA-CREF Lifecycle Index 2010 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	6.78	5.19	5.06
Mgd Asset Allocation	06-FHG	TIAA-CREF Lifecycle Index 2015 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.26	5.63	5.45
Mgd Asset Allocation	06-FHH	TIAA-CREF Lifecycle Index 2020 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.85	6.07	5.90
Mgd Asset Allocation	06-FHJ	TIAA-CREF Lifecycle Index 2025 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	8.45	6.72	6.48
Mgd Asset Allocation	06-FHK	TIAA-CREF Lifecycle Index 2030 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	9.28	7.43	7.07
Mgd Asset Allocation	06-FHM	TIAA-CREF Lifecycle Index 2035 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	10.36	8.21	7.69
Mgd Asset Allocation	06-FHN	TIAA-CREF Lifecycle Index 2040 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	11.51	9.04	8.31
Mgd Asset Allocation	06-FHP	TIAA-CREF Lifecycle Index 2045 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	12.29	9.71	8.73
Mgd Asset Allocation	06-FHR	TIAA-CREF Lifecycle Index 2050 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	12.64	9.88	8.85
Mgd Asset Allocation	06-FHT	TIAA-CREF Lifecycle Index 2055 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	12.82	9.98	8.94
Mgd Asset Allocation	06-FHV	TIAA-CREF Lifecycle Index 2060 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	12.88	10.09	–
Mgd Asset Allocation	06-4XR	TIAA-CREF Lifecycle Index 2065 Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	13.10	–	–
Balanced	06-FHW	TIAA-CREF Lifecycle Index Ret Inc Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.17	5.28	4.98
Balanced	06-36X	TIAA-CREF Lifecycle Retire Income Instl: Class Inst Investment Adviser: Nuveen Asset Management, LLC	0.37	*	6.99	5.07	4.88
Balanced	06-3CK	TIAA-CREF Lifestyle Aggressive Gr Instl: Class Inst Investment Adviser: TIAA-CREF	0.63	*	15.20	10.30	8.78
Balanced	06-3CG	TIAA-CREF Lifestyle Conservative Instl: Class Inst Investment Adviser: TIAA-CREF	0.49	*	8.19	5.23	4.89
Balanced	06-3CJ	TIAA-CREF Lifestyle Growth Institutional: Class Inst Investment Adviser: TIAA-CREF	0.58	*	12.77	8.61	7.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Balanced	06-3CF	TIAA-CREF Lifestyle Income Institutional: Class Inst Investment Adviser: TIAA-CREF	0.43	*	6.14	3.53	3.41
Balanced	06-3CH	TIAA-CREF Lifestyle Moderate Instl: Class Inst Investment Adviser: TIAA-CREF	0.54	*	10.35	6.93	6.33
Specialty	06-3MH	TIAA-CREF Real Estate Sec Instl: Class Inst Investment Adviser: TIAA-CREF	0.48		(2.49)	4.94	7.56
Large Cap Blend	06-GCX	TIAA-CREF Social Choice Eq Instl: Class Inst Investment Adviser: TIAA-CREF	0.18		15.94	13.46	11.54
Foreign Blend	06-GCY	TIAA-CREF Social Choice Intl Eq Instl: Class Inst Investment Adviser: TIAA-CREF	0.37		9.06	7.53	–
Large Cap Blend	06-GPG	Touchstone Focused Instl: Class Inst Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.85	*	17.97	13.93	10.98
Large Cap Blend	06-3GK	Touchstone Large Cap Focused Instl: Class Inst Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.71	*	19.03	14.91	–
Mid Cap Growth	06-GPJ	Touchstone Mid Cap Growth Inst: Class Inst*** Investment Adviser: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	0.88	*	14.46	11.98	11.12
Mid Cap Growth	06-4Y4	Touchstone Mid Cap Growth R6: Class Retirement Investment Adviser: Westfield Capital Management Company, LP Investment Subadviser: Westfield Capital Management Company, LP	0.79	*	14.58	–	–
Mid Cap Blend	06-6PW	Touchstone Mid Cap R6: Class Retirement Investment Adviser: The London Company of Virginia, LLC Investment Subadviser: London Company of Virginia	0.81	*	14.36	–	–
Small Cap Blend	06-4PF	Touchstone Small Company R6: Class Retirement Investment Adviser: Fort Washington Investment Advisors Inc Investment Subadviser: Fort Washington Investment Advisors Inc	0.80	*	6.18	9.47	–
Small Cap Value	06-4FX	Undiscovered Managers Behavioral Val R6: Class Retirement Investment Adviser: Fuller & Thaler Asset Mgmt Investment Subadviser: Fuller & Thaler Asset Management Inc	0.80	*	3.32	10.91	9.56
Large Cap Blend	06-FHY	Vanguard 500 Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.04		20.77	14.26	12.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Balanced	06-FJC	Vanguard Balanced Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.07	12.23	8.56	7.93
Specialty	06-4XX	Vanguard Commodity Strategy Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.21	(7.74)	–	–
Specialty	06-4Y3	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	16.77	13.40	12.55
Specialty	06-4XY	Vanguard Consumer Staples Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	3.50	9.64	9.02
Foreign Blend	06-FJF	Vanguard Developed Markets Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	6.97	6.57	4.90
Large Cap Blend	06-4CY	Vanguard Dividend Growth Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.30	9.14	12.43	11.41
Diversified Emerging Markets	06-FJG	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Adviser: Vanguard Global Advisors, LLC	0.14	(2.26)	2.22	3.38
Specialty	06-FJH	Vanguard Energy Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.38	4.06	3.49	0.62
Specialty	06-6N6	Vanguard Energy Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	(3.61)	10.62	3.23
Large Cap Value	06-FJJ	Vanguard Equity-Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.18	4.17	10.39	10.08
Europe Stock	06-4PP	Vanguard European Stock Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.13	8.51	7.49	4.63
Small Cap Growth	06-FJK	Vanguard Explorer Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.34	6.57	10.28	9.65
Mid Cap Blend	06-FJM	Vanguard Extended Market Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.06	10.46	8.95	8.48
Specialty	06-4G7	Vanguard Financials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	7.92	10.23	10.44
Foreign Blend	06-3CC	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.12	4.79	5.49	4.50
Large Cap Blend	06-3WM	Vanguard FTSE Social Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.14	24.72	–	–
Int Government Bond	06-GFM	Vanguard GNMA Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.11	1.73	0.19	1.26
Large Cap Blend	06-4MV	Vanguard Growth & Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.22	20.38	14.25	12.57
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Growth	06-FJN	Vanguard Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	35.98	17.58	14.57
Specialty	06-FJP	Vanguard Health Care Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.29	6.47	9.32	10.03
Specialty	06-4MW	Vanguard Health Care Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	5.78	10.22	11.09
Large Cap Value	06-4MX	Vanguard High Dividend Yield Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.08	4.86	–	–
High Yield Bond	06-FJR	Vanguard High-Yield Corporate Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.13	7.82	4.16	4.34
Specialty	06-4XW	Vanguard Industrials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	14.59	11.89	10.36
Inflation-Protec Bond	06-GFC	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	1.99	2.80	2.14
Specialty	06-4G9	Vanguard Information Technology Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	42.00	23.49	20.18
Intermediate Term Bond	06-FJT	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.07	2.58	1.37	2.07
Intermediate Term Bond	06-FJV	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	4.54	2.13	2.57
Int Government Bond	06-FJW	Vanguard Interm-Term Treasury Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	1.90	0.96	1.37
Foreign Growth	06-3F6	Vanguard International Growth Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.31	(0.62)	8.30	7.44
Foreign Value	06-4XG	Vanguard International Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.38	3.77	5.90	4.12
Foreign Value	06-64K	Vanguard Intl Hi Div Yld Adm: Class Inst*** Investment Adviser: Vanguard Group Inc	0.22	7.25	6.30	–
Int Government Bond	06-3C9	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	2.09	0.69	1.22
Balanced	06-FJX	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.12	7.20	4.69	4.80
Balanced	06-FJY	Vanguard LifeStrategy Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.14	11.12	8.38	7.63

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Balanced	06-FKC	Vanguard LifeStrategy Income Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.11	5.15	2.72	3.27
Balanced	06-FKF	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv Investment Adviser: Vanguard Group Inc	0.13	9.13	6.55	6.25
Specialty	06-GJY	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.12	1.31	1.35	3.33
Specialty	06-4PT	Vanguard Long-Term Treasury Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	(5.50)	(1.76)	1.46
Specialty	06-FKG	Vanguard Materials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	(0.56)	11.00	8.36
Mid Cap Growth	06-FKH	Vanguard Mid Cap Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.35	12.54	8.20	8.53
Mid Cap Blend	06-FKJ	Vanguard Mid Cap Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	5.83	10.13	9.50
Mid Cap Growth	06-3YP	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	11.39	10.99	10.19
Mid Cap Value	06-3YN	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	0.92	8.89	8.60
Specialty	06-FKK	Vanguard Real Estate Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.12	(3.75)	3.91	6.38
Mid Cap Value	06-FKM	Vanguard Selected Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.38	12.17	12.41	9.07
Short Term Bond	06-4YJ	Vanguard Short-Term Bond Index Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.07	3.91	1.44	1.34
Short Term Gov Bond	06-3CR	Vanguard Short-Term Federal Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	3.14	1.32	1.21
Short Term Bond	06-4N9	Vanguard Short-Term Investment-Grade Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	4.90	2.04	1.94
Short Term Gov Bond	06-4PR	Vanguard Short-Term Treasury Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	2.97	1.15	1.01
Small Cap Growth	06-FKP	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	5.58	7.33	7.67
Small Cap Blend	06-FKR	Vanguard Small Cap Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	4.50	8.65	8.37

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Small Cap Value	06-FKN	Vanguard Small Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	3.74	8.96	8.53
Mid Cap Blend	06-4MY	Vanguard Strategic Equity Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.17	7.84	11.33	9.91
Mgd Asset Allocation	06-FKW	Vanguard Target Retirement 2020 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	7.39	5.61	5.69
Mgd Asset Allocation	06-FKX	Vanguard Target Retirement 2025 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	8.56	6.41	6.31
Mgd Asset Allocation	06-FKY	Vanguard Target Retirement 2030 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	9.44	7.09	6.83
Mgd Asset Allocation	06-FMC	Vanguard Target Retirement 2035 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	10.25	7.80	7.36
Mgd Asset Allocation	06-FMF	Vanguard Target Retirement 2040 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	11.00	8.49	7.85
Mgd Asset Allocation	06-FMG	Vanguard Target Retirement 2045 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	11.75	9.17	8.24
Mgd Asset Allocation	06-FMH	Vanguard Target Retirement 2050 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.19	9.34	8.32
Mgd Asset Allocation	06-FMJ	Vanguard Target Retirement 2055 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.16	9.32	8.30
Mgd Asset Allocation	06-FMK	Vanguard Target Retirement 2060 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.19	9.33	8.30
Mgd Asset Allocation	06-34V	Vanguard Target Retirement 2065 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.21	9.32	–
Mgd Asset Allocation	06-6MJ	Vanguard Target Retirement 2070 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.24	–	–
Mgd Asset Allocation	06-FMM	Vanguard Target Retirement Income Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	6.40	4.17	4.10
Intermediate Term Bond	06-FMN	Vanguard Total Bond Market Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	2.19	0.86	1.61
World Bond	06-FMP	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.11	5.71	0.56	2.20
Foreign Blend	06-FMR	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.11	4.58	5.38	4.41
Large Cap Blend	06-FMT	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.04	19.20	13.44	11.91
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Growth	06-FMV	Vanguard US Growth AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.20		33.76	14.41	13.61
Specialty	06-4N7	Vanguard Utilities Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10		(9.05)	4.89	7.90
Large Cap Value	06-FMW	Vanguard Value Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05		7.30	10.44	10.23
Balanced	06-GCT	Vanguard Wellesley® Income AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.16		3.14	5.20	5.46
Balanced	06-GFF	Vanguard WellingtonTM AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.17		10.86	8.83	8.19
Large Cap Value	06-4V3	Vanguard WindsorTM II AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.26		14.58	13.42	10.63
Intermediate Term Bond	06-4NT	Victory Core Plus Intermediate Bond R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.42	*	3.87	2.72	–
Mid Cap Value	06-3RF	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.60	*	3.16	10.45	–
Small Cap Value	06-3JN	Victory Integrity Small-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.96		5.03	9.57	7.80
Foreign Blend	06-4NW	Victory International R6: Class Retirement Investment Adviser: Wellington Management Company LLP Investment Subadviser: Wellington Management Company LLP	0.61	*	7.73	6.60	–
Large Cap Growth	06-4NV	Victory Nasdaq 100 Index R6: Class Retirement Investment Adviser: Northern Trust Asset Management	0.30		42.41	20.61	–
Small Cap Growth	06-33C	Victory RS Small Cap Growth R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.05		8.47	2.35	–
Diversified Emerging Markets	06-3R9	Victory Sophus Emerging Markets R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.89	*	(0.86)	1.59	–
Mid Cap Value	06-FMX	Victory Sycamore Established Value R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.54		2.83	12.45	–
Small Cap Value	06-FMY	Victory Sycamore Small Company Opp R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.85		0.10	9.13	–
Foreign Small/Mid Eqty	06-GFH	Victory Trivalent International Sm-Cp R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.03		4.25	5.63	5.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Foreign Blend	06-3RC	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55	*	9.37	5.41	–
Large Cap Value	06-FFJ	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.72	*	7.11	9.27	–
Mid Cap Value	06-FFK	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Adviser: Ceredex Value Advisors Investment Subadviser: Ceredex Value Advisors LLC	0.79	*	4.30	8.02	–
Specialty	06-4PH	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Adviser: Duff & Phelps Inv Mgmt Co (IL) Investment Subadviser: Duff & PheLPs Investment Management Co	0.79	*	(3.45)	5.85	–
Small Cap Growth	06-64N	Virtus KAR Small-Cap Growth R6: Class Retirement Investment Adviser: Kayne Anderson Rudnick Investment Management LLC Investment Subadviser: Kayne Anderson Rudnick Investment Management LLC	0.99		0.77	9.70	–
Mid Cap Value	06-4NN	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.60	*	(1.90)	7.86	–
Small Cap Value	06-CPJ	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Adviser: NFJ Investment Group, LLC Investment Subadviser: NFJ Investment Group LLC – Dallas	0.77	*	2.21	5.48	4.63
Specialty	06-47K	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Adviser: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.52	*	10.01	4.37	–
Intermediate Term Bond	06-3CX	Virtus Seix Total Return Bond R6: Class Retirement Investment Adviser: Seix Investment Advisors Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.31	*	1.34	1.21	–
Small Cap Blend	06-3YT	Virtus Small-Cap R6: Class Retirement Investment Adviser: Allianz Global Investors	0.84	*	6.76	8.09	–
Diversified Emerging Markets	06-3N4	Virtus SGA Emerging Markets Equity R6: Class Retirement Investment Adviser: Sustainable Growth Advisers, LP	0.98	*	(11.59)	(2.63)	–
Intermediate Term Bond	06-4NR	Voya Intermediate Bond R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.30		3.44	1.31	2.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
Large Cap Value	06-6N7	Voya Large Cap Value R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.74	*	7.76	11.81	9.27
Small Cap Growth	06-6JT	Voya Small Cap Growth R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) Investment Subadviser: Voya Investment Management Co. LLC	0.84	*	7.80	–	–
Intermediate Term Bond	06-GFJ	Western Asset Core Plus Bond IS: Class Inst Investment Adviser: Western Asset Management Company, LLC Investment Subadviser: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.42		1.10	0.27	2.11
Mid Cap Growth	06-3TP	William Blair Small-Mid Cap Growth I: Class Inst Investment Adviser: William Blair	0.99	*	4.62	8.84	10.16
Large Cap Growth	06-6RH	Alger Focus Equity Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.58	*	39.67	16.27	–
Specialty	06-6TN	American Beacon SSI Alternative Inc R5: Class Retirement Investment Adviser: SSI Investment Management LLC Investment Subadviser: SSI Investment Management LLC	1.32	*	6.00	–	–
Foreign Growth	06-6RJ	American Funds International Vntg R-6: Class Retirement Investment Adviser: Capital Group	0.54	*	6.66	–	–
Short Term Bond	06-6RR	Baird Ultra Short Bond Institutional: Class Inst** Investment Adviser: Baird Advisors	0.15	*	5.65	2.33	1.78
Mid Cap Blend	06-6TR	ClearBridge Mid Cap IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. Investment Subadviser: ClearBridge Investments, LLC	0.76	*	2.35	8.46	7.54
Small Cap Growth	06-6RP	Columbia Small Cap Growth Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments North America	0.84	*	11.87	9.87	10.20
Intermediate Term Bond	06-6RK	Dodge & Cox Income X: Class Other Investment Adviser: Dodge & Cox	0.33	*	3.84	–	–
Mgd Asset Allocation	06-6RV	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	*	11.05	–	–

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/23)
Asset Class	Fund Identifier – internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
Large Cap Blend	06-6RM	Putnam Core Equity Fund R6: Class Retirement Investment Adviser: Putnam Investment Subadviser: Franklin Resources Inc;Great-West Lifeco Inc;	0.64	23.03	15.72	–
Small Cap Growth	06-6RT	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst Investment Adviser: T. Rowe Price	0.66	9.62	9.06	–
Mgd Asset Allocation	06-6RX	T. Rowe Price Retirement 2005 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34	–	–	–
Mgd Asset Allocation	06-6RY	T. Rowe Price Retirement 2010 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34	–	–	–
Mgd Asset Allocation	06-6T3	T. Rowe Price Retirement 2015 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.35	–	–	–
Mgd Asset Allocation	06-6T4	T. Rowe Price Retirement 2020 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.37	–	–	–
Mgd Asset Allocation	06-6T6	T. Rowe Price Retirement 2025 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.38	–	–	–
Mgd Asset Allocation	06-6T7	T. Rowe Price Retirement 2030 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.40	–	–	–
Mgd Asset Allocation	06-6T9	T. Rowe Price Retirement 2035 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.42	–	–	–
Mgd Asset Allocation	06-6TC	T. Rowe Price Retirement 2040 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.43	–	–	–
Mgd Asset Allocation	06-6TF	T. Rowe Price Retirement 2045 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.44	–	–	–
Mgd Asset Allocation	06-6TG	T. Rowe Price Retirement 2050 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.45	–	–	–
Mgd Asset Allocation	06-6TH	T. Rowe Price Retirement 2055 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46	–	–	–
Mgd Asset Allocation	06-6TJ	T. Rowe Price Retirement 2060 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46	–	–	–
Mgd Asset Allocation	06-6TK	T. Rowe Price Retirement 2065 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46	–	–	–
Mgd Asset Allocation	06-6TM	T. Rowe Price Retirement Balanced ClassI: Class Inst Investment Adviser: T. Rowe Price	0.34	–	–	–
Foreign Value	06-6TP	Vanguard International Dividend Gr Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.54	–	–	–

Prospectuses Available [Text Block]

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund's past performance is not necessarily and indication of future performance.

Temporary Fee Reductions, Current Expenses [Text Block]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
Account Values in the Fixed Account [Member]
Prospectus:
Principal Risk [Text Block]

Account Values in the Fixed Account

Contributions allocated to the Fixed Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs.

Account Values in the Stable Value Account [Member]
Prospectus:
Principal Risk [Text Block]

Account Values in the Stable Value Account

Contributions allocated to the Stable Value Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Stable Value Account and, due to these limitations, if you want to transfer the entire balance of the Stable Value Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should careful consider whether the Stable Value Account meets your investment needs.

Consequences of Early Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]

Consequences of Early Withdrawals

Surrender Charges are assessed if you request full or partial withdrawals from your contract within the first ten (10) years. Surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10 with charges reduced by 10% due to the free-out provision of the contract. Full or Partial Surrenders may result in tax consequences and penalties in the event the Owner is under the age of 59 1/2. A withdrawal or surrender may also be subject to an MVA.

Cyber-Security and Business Interruption Risks [Member]
Prospectus:
Principal Risk [Text Block]

Cyber-Security and Business Interruption Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate your Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the funds underlying your contract to lose Account Value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic, could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Financial Strength and Claims Paying Ability Risk [Member]
Prospectus:
Principal Risk [Text Block]

Financial Strength and Claims Paying Ability Risk

We issue other types of financial products. In addition to any amounts, we are obligated to pay in excess of Account Value under the contract, we also pay our obligations under these products from our assets in the General Account. Unlike assets held in the Variable Account, the assets of the General Account are subject to the general liabilities of AUL and, therefore, to AUL's General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other Owners' obligations.

The General Account is not segregated or insulated from the claims of the insurance company's creditors. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Fluctuating Investment Performance [Member]
Prospectus:
Principal Risk [Text Block]

Fluctuating Investment Performance

Account Values in an Investment Account are not guaranteed and will increase and decrease in value according to investment performance of the Fund. If you put money into an Investment Account, you assume all the investment risk on that money. A comprehensive discussion of each Investment Account's and Fund's objective and risk is found in this prospectus and in each Fund's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Investment Accounts and the performance of the Funds will impact the Policy's Account Value.

Risks Associated with the Investment Advice Provider with Managed Account Services [Member]
Prospectus:
Principal Risk [Text Block]

Risks Associated with the Investment Advice Provider with Managed Account Services

As discussed below, for additional charge, Contract Owners and Participants may access investment professionals who offer individualized investment advice by selecting the Investment Advice Provider with Managed Account Services. Although such service is designed to help Contract Owners and Participants make individualized investment decisions based on various levels of risk and circumstances, there is no assurance that following such investment advice will not result in loss of money or that investment results will not experience volatility.

Risks Associated with the Plan Sponsor Investment Option [Member]
Prospectus:
Principal Risk [Text Block]

Risks Associated with the Plan Sponsor Investment Option

As discussed below, for additional charge, Contract Owners may choose the Plan Sponsor Investment Option and receive recommendation from Mesirow Financial a plan-level investment portfolio based on the Plan Sponsor's unique employee profile. Although such portfolios are designed to optimize returns given the employee profile, there is no assurance that a portfolio will not lose money or that investment results will not experience volatility. Additionally, although the portfolios are intended to optimize returns given various levels of risk tolerance, a portfolio may not perform as intended. Contract Owner should review the employees' financial needs, investment time horizon, and risk comfort level to determine whether to invest in the recommended portfolio.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]

Tax Consequences

As noted in greater detail in the section headed "Tax Considerations", you should consult a tax professional to determine the implications of an investment in and withdrawals from the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or IRA. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss You can lose money by investing in the contract, including loss of principal (your contributions). Principal Risks of Investing in the Contract
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
• Tax deferral is more beneficial to investors with a long-time horizon.

Principal Risks of Investing in the Contract; Contract Charges and Fees

Principal Risk [Text Block]	Unsuitable for Short-Term Investment The contract is not suitable as short-term savings investments and is not appropriate for an investor who needs ready access to cash.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment Accounts An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
You should review each Fund's prospectus before making an investment decision.

Principal Risks of Investing in the Contract

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/financial-strength-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account

AB Core Opportunities R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Core Opportunities R: Class Retirement	[3]
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.	[3]
Current Expenses [Percent]	1.40%	[3],[4]
Average Annual Total Returns, 1 Year [Percent]	17.07%	[3]
Average Annual Total Returns, 5 Years [Percent]	11.25%	[3]
Average Annual Total Returns, 10 Years [Percent]	11.05%	[3]
AB Discovery Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Discovery Growth R: Class Retirement	[3]
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.	[3]
Current Expenses [Percent]	1.36%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.29%	[3]
Average Annual Total Returns, 5 Years [Percent]	7.15%	[3]
Average Annual Total Returns, 10 Years [Percent]	7.90%	[3]
AB Discovery Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Discovery Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.
Current Expenses [Percent]	0.66%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]
AB Discovery Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Discovery Value R: Class Retirement	[3]
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.	[3]
Current Expenses [Percent]	1.52%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.30%	[3]
Average Annual Total Returns, 5 Years [Percent]	7.13%	[3]
Average Annual Total Returns, 10 Years [Percent]	6.81%	[3]
AB Discovery Value Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Discovery Value Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	3.15%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	7.60%
AB Global Bond Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Global Bond Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.06%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	2.15%
AB Global Risk Allocation I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Global Risk Allocation I: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.
Current Expenses [Percent]	1.05%	[5]
Average Annual Total Returns, 1 Year [Percent]	1.08%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	4.95%
AB High Income Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB High Income Advisor: Class Adv
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.
Current Expenses [Percent]	0.64%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.90%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	3.90%
AB High Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB High Income R: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.	[6]
Current Expenses [Percent]	1.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.16%	[6]
Average Annual Total Returns, 5 Years [Percent]	3.06%	[6]
Average Annual Total Returns, 10 Years [Percent]	3.23%	[6]
AB International Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB International Value R: Class Retirement	[3]
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.	[3]
Current Expenses [Percent]	1.50%	[3],[4]
Average Annual Total Returns, 1 Year [Percent]	3.10%	[3]
Average Annual Total Returns, 5 Years [Percent]	3.97%	[3]
Average Annual Total Returns, 10 Years [Percent]	2.12%	[3]
AB Large Cap Growth Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Large Cap Growth Advisor: Class Adv
Portfolio Company Adviser [Text Block]	Krungthai Asset Management PLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	30.25%
Average Annual Total Returns, 5 Years [Percent]	16.33%
Average Annual Total Returns, 10 Years [Percent]	15.39%
AB Large Cap Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Large Cap Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	Krungthai Asset Management PLC
Current Expenses [Percent]	0.52%	[5]
Average Annual Total Returns, 1 Year [Percent]	30.35%
Average Annual Total Returns, 5 Years [Percent]	16.41%
Average Annual Total Returns, 10 Years [Percent]
AB Small Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Small Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	7.75%
AB Small Cap Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Small Cap Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]
AB Sustainable Intl Thematic R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Sustainable Intl Thematic R: Class Retirement	[3]
Portfolio Company Adviser [Text Block]	AllianceBernstein LP.	[3]
Current Expenses [Percent]	1.51%	[3],[4]
Average Annual Total Returns, 1 Year [Percent]	1.09%	[3]
Average Annual Total Returns, 5 Years [Percent]	5.62%	[3]
Average Annual Total Returns, 10 Years [Percent]	3.88%	[3]
AB Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Value R: Class Retirement	[3]
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.	[3]
Current Expenses [Percent]	1.37%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.83%	[3]
Average Annual Total Returns, 5 Years [Percent]	8.85%	[3]
Average Annual Total Returns, 10 Years [Percent]	6.49%	[3]
AMG GW&K Small/Mid Cap I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AMG GW&K Small Mid Cap Core I: Class Inst
Portfolio Company Adviser [Text Block]	GW&K Investment Management, LLC
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	11.60%
Average Annual Total Returns, 10 Years [Percent]
AMG Renaissance Large Cap Growth N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AMG Renaissance Large Cap Growth N: Class N
Portfolio Company Adviser [Text Block]	Renaissance Investment Management
Portfolio Company Subadviser [Text Block]	Renaissance Group LLC
Current Expenses [Percent]	1.00%	[7]
Average Annual Total Returns, 1 Year [Percent]	22.77%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	13.14%
AMG TimesSquare Mid Cap Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AMG TimesSquare Mid Cap Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	TimesSquare Capital Management, LLC
Portfolio Company Subadviser [Text Block]	TimesSquare Capital Management, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	11.15%
AQR Emerging Multi-Style II N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AQR Emerging Multi-Style II N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management
Current Expenses [Percent]	0.97%	[7]
Average Annual Total Returns, 1 Year [Percent]	1.49%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]
AQR International Multi-Style N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AQR International Multi-Style N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management
Current Expenses [Percent]	0.81%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	6.50%
Average Annual Total Returns, 10 Years [Percent]	3.91%
AQR Large Cap Multi-Style N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AQR Large Cap Multi-Style N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management
Current Expenses [Percent]	0.66%	[7]
Average Annual Total Returns, 1 Year [Percent]	20.26%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	10.37%
AQR Small Cap Multi-Style N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AQR Small Cap Multi-Style N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Alger Balanced I-2: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Balanced I-2: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	8.57%
Alger Capital Appreciation Instl R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Instl R: Class Retirement
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	37.12%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	12.43%
Alger Capital Appreciation Instl Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Instl Y: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.83%	[5]
Average Annual Total Returns, 1 Year [Percent]	38.25%
Average Annual Total Returns, 5 Years [Percent]	14.52%
Average Annual Total Returns, 10 Years [Percent]
Alger Capital Appreciation Ptfl I-2: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Ptfl I-2: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	37.89%
Average Annual Total Returns, 5 Years [Percent]	14.59%
Average Annual Total Returns, 10 Years [Percent]	13.32%
Alger Capital Appreciation Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Z: Class Inst	[8]
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC	[8]
Current Expenses [Percent]	0.85%	[5],[8]
Average Annual Total Returns, 1 Year [Percent]	38.30%	[8]
Average Annual Total Returns, 5 Years [Percent]	14.47%	[8]
Average Annual Total Returns, 10 Years [Percent]	13.29%	[8]
Alger Focus Equity Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Focus Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.58%	[9]
Average Annual Total Returns, 1 Year [Percent]	39.67%
Average Annual Total Returns, 5 Years [Percent]	16.27%
Average Annual Total Returns, 10 Years [Percent]
Alger Large Cap Growth I-2: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Large Cap Growth I-2: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	25.53%
Average Annual Total Returns, 5 Years [Percent]	13.01%
Average Annual Total Returns, 10 Years [Percent]	11.62%
Alger Small Cap Focus Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Focus Y: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]
Alger Small Cap Focus Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Focus Z: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	1.90%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Alger Small Cap Growth Institutional I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional I: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	2.49%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Alger Small Cap Growth Institutional R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional R: Class Retirement
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	1.98%
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Allspring Core Plus Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Allspring Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Global Investments
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.31%	[5]
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]
Allspring International Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Allspring International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Global Investments
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.79%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.15%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]
Allspring Special Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Allspring Special Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Global Investments
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.43%
Average Annual Total Returns, 5 Years [Percent]	11.13%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Allspring Special Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Allspring Special Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Global Investments
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]
American Beacon International Eq Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon International Eq Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	8.31%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.23%
American Beacon International Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon International Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;
Current Expenses [Percent]	0.69%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]
American Beacon Large Cap Value R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Large Cap Value R5: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company;
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	10.97%
Average Annual Total Returns, 10 Years [Percent]	9.11%
American Beacon SSI Alternative Inc R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon SSI Alternative Inc R5: Class Retirement
Portfolio Company Adviser [Text Block]	SSI Investment Management LLC
Portfolio Company Subadviser [Text Block]	SSI Investment Management LLC
Current Expenses [Percent]	1.32%	[9]
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Beacon Shapiro SMID Cap Eq R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Shapiro SMID Cap Eq R5: Class Retirement
Portfolio Company Adviser [Text Block]	Shapiro Capital Management LLC
Portfolio Company Subadviser [Text Block]	Shapiro Capital Management LLC
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	(4.38%)
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]
American Beacon Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	2.37%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]
American Beacon Small Cp Val Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Small Cp Val Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc; Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	2.02%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	7.11%
American Beacon Stephens Mid-Cap Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Stephens Mid-Cap Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Stephens Inv Mgmt Group LLC
Portfolio Company Subadviser [Text Block]	Stephens Inv Mgmt Group LLC
Current Expenses [Percent]	0.88%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]
American Century Disciplined Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Disciplined Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%	[11]
Average Annual Total Returns, 1 Year [Percent]	35.77%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	12.17%
American Century Disciplined Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Disciplined Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.00%	[12]
Average Annual Total Returns, 1 Year [Percent]	36.12%
Average Annual Total Returns, 5 Years [Percent]	14.83%
Average Annual Total Returns, 10 Years [Percent]	12.45%
American Century Discplnd Cor Val Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Discplnd Cor Val Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	4.25%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.79%
American Century Diversified Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Diversified Bond A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.14%
American Century Diversified Bond Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Diversified Bond Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	1.61%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	1.39%
American Century Emerging Markets A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Emerging Markets A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	(5.58%)
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	2.50%
American Century Emerging Markets Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Emerging Markets Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(5.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	2.74%
American Century Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	3.11%
American Century Equity Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.82%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	9.68%
American Century Equity Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	9.95%
American Century Equity Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Income A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	8.12%
American Century Equity Income Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Income Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.66%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	8.39%
American Century Equity Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	3.01%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	8.76%
American Century Focused Lg Cap Val A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Focused Lg Cap Val A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	4.49%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	8.21%
American Century Ginnie Mae A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Ginnie Mae A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.62%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	0.38%
American Century Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.17%	[12]
Average Annual Total Returns, 1 Year [Percent]	35.53%
Average Annual Total Returns, 5 Years [Percent]	16.17%
Average Annual Total Returns, 10 Years [Percent]	13.90%
American Century Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.57%	[10]
Average Annual Total Returns, 1 Year [Percent]	36.37%
Average Annual Total Returns, 5 Years [Percent]	16.87%
Average Annual Total Returns, 10 Years [Percent]	14.58%
American Century Heritage A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Heritage A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	9.31%
American Century Heritage Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Heritage Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	10.77%
Average Annual Total Returns, 10 Years [Percent]	9.58%
American Century Heritage R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Heritage R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.87%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	9.97%
American Century Inflation Adjs Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Inflation Adjs Bond A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	1.00%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	1.49%
American Century Inflation-Adjs Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Inflation-Adjs Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]
American Century International Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Bond A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(3.47%)
Average Annual Total Returns, 5 Years [Percent]	(3.62%)
Average Annual Total Returns, 10 Years [Percent]	(2.21%)
American Century International Bond Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Bond Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(3.23%)
Average Annual Total Returns, 5 Years [Percent]	(3.36%)
Average Annual Total Returns, 10 Years [Percent]	(1.95%)
American Century International Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Gr A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.61%
Average Annual Total Returns, 1 Year [Percent]	0.67%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	3.92%
American Century International Gr Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	0.93%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	4.19%
American Century International Opps A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Opps A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(1.69%)
Average Annual Total Returns, 5 Years [Percent]	3.49%
Average Annual Total Returns, 10 Years [Percent]	3.75%
American Century International Opps Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Opps Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	(1.54%)
Average Annual Total Returns, 5 Years [Percent]	3.74%
Average Annual Total Returns, 10 Years [Percent]	4.01%
American Century Mid Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(0.55%)
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.55%
American Century Mid Cap Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Mid Cap Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(0.30%)
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.83%
American Century Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	0.11%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.20%
American Century One Chc Blnd+ 2015 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2015 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%	[13]
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%	[13]
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%	[13]
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%	[13]
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.23%	[13]
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Chc Blnd+ 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Choice 2025 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2025 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.02%	[14]
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	4.95%
American Century One Choice 2025 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2025 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.77%	[15]
Average Annual Total Returns, 1 Year [Percent]	6.59%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	5.22%
American Century One Choice 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.42%	[13]
Average Annual Total Returns, 1 Year [Percent]	6.91%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	5.57%
American Century One Choice 2030 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2030 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.04%	[14]
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	5.35%
American Century One Choice 2030 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2030 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%	[15]
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	5.61%
American Century One Choice 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.44%	[13]
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	5.95%
American Century One Choice 2035 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2035 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.08%	[14]
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	5.76%
American Century One Choice 2035 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2035 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.83%	[15]
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	6.02%
American Century One Choice 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.48%	[13]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	6.39%
American Century One Choice 2040 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2040 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%	[14]
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	6.19%
American Century One Choice 2040 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2040 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.85%	[15]
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	6.45%
American Century One Choice 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.50%	[13]
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	6.82%
American Century One Choice 2045 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2045 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.13%	[14]
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	6.64%
American Century One Choice 2045 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2045 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.88%	[15]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	6.90%
American Century One Choice 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.53%	[16]
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	7.67%
Average Annual Total Returns, 10 Years [Percent]	7.28%
American Century One Choice 2050 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2050 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%	[14]
Average Annual Total Returns, 1 Year [Percent]	7.81%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.05%
American Century One Choice 2050 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2050 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%	[15]
Average Annual Total Returns, 1 Year [Percent]	8.08%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	7.32%
American Century One Choice 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.55%	[16]
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	7.68%
American Century One Choice 2055 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2055 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%	[14]
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.26%
American Century One Choice 2055 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2055 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%	[15]
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	7.53%
American Century One Choice 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.55%	[16]
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	7.90%
American Century One Choice 2060 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2060 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%	[14]
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]
American Century One Choice 2060 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2060 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%	[15]
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]
American Century One Choice 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.55%	[16]
Average Annual Total Returns, 1 Year [Percent]	9.04%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]
American Century One Choice 2065 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2065 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.17%	[14]
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Choice 2065 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2065 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.92%	[15]
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Choice 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.57%	[16]
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century One Choice In Ret A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice In Ret A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.00%	[14]
Average Annual Total Returns, 1 Year [Percent]	6.25%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	4.49%
American Century One Choice In Ret Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice In Ret Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.75%	[15]
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	4.75%
American Century One Choice In Ret R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice In Ret R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.40%	[16]
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	5.11%
American Century Real Estate A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Real Estate A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	3.72%
Average Annual Total Returns, 10 Years [Percent]	6.01%
American Century Real Estate Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Real Estate Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	6.28%
American Century Real Estate R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Real Estate R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	6.65%
American Century Select A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Select A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%	[14]
Average Annual Total Returns, 1 Year [Percent]	29.77%
Average Annual Total Returns, 5 Years [Percent]	15.77%
Average Annual Total Returns, 10 Years [Percent]	13.82%
American Century Select Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Select Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.94%	[15]
Average Annual Total Returns, 1 Year [Percent]	30.10%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	14.10%
American Century Small Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	4.45%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	9.65%
American Century Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	10.30%
American Century Small Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Value A: Class A	[17]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[17]
Current Expenses [Percent]	1.34%	[17]
Average Annual Total Returns, 1 Year [Percent]	(0.28%)	[17]
Average Annual Total Returns, 5 Years [Percent]	10.18%	[17]
Average Annual Total Returns, 10 Years [Percent]	8.41%	[17]
American Century Small Cap Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Value Inv: Class Inv	[18]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(0.03%)
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	8.67%
American Century Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Value R6: Class Retirement	[19]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[19]
Current Expenses [Percent]	0.74%	[19]
Average Annual Total Returns, 1 Year [Percent]	0.42%	[19]
Average Annual Total Returns, 5 Years [Percent]	10.85%	[19]
Average Annual Total Returns, 10 Years [Percent]	9.07%	[19]
American Century Small Company A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Company A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.46%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	5.99%
American Century Strat Allc: Agrsv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Agrsv A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.05%	[20]
Average Annual Total Returns, 1 Year [Percent]	8.13%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	7.39%
American Century Strat Allc: Agrsv Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Agrsv Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%	[21]
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	7.66%
American Century Strat Allc: Agrsv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Agrsv R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.45%	[16]
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	8.03%
American Century Strat Allc: Cnsrv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Cnsrv A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.08%	[20]
Average Annual Total Returns, 1 Year [Percent]	5.47%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	4.68%
American Century Strat Allc: Cnsrv Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Cnsrv Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.83%	[21]
Average Annual Total Returns, 1 Year [Percent]	5.73%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.95%
American Century Strat Allc: Cnsrv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Cnsrv R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.48%	[16]
Average Annual Total Returns, 1 Year [Percent]	6.10%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	5.32%
American Century Strat Allc: Mod A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Mod A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%	[20]
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	6.15%
American Century Strat Allc: Mod Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Mod Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.84%	[21]
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	6.40%
American Century Strat Allc: Mod R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Mod R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.49%	[16]
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	6.77%
American Century Ultra® A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Ultra® A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.16%	[20]
Average Annual Total Returns, 1 Year [Percent]	33.04%
Average Annual Total Returns, 5 Years [Percent]	17.00%
Average Annual Total Returns, 10 Years [Percent]	14.88%
American Century Ultra® Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Ultra® Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%	[21]
Average Annual Total Returns, 1 Year [Percent]	33.36%
Average Annual Total Returns, 5 Years [Percent]	17.29%
Average Annual Total Returns, 10 Years [Percent]	15.16%
American Century Ultra® R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Ultra® R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.56%	[16]
Average Annual Total Returns, 1 Year [Percent]	33.84%
Average Annual Total Returns, 5 Years [Percent]	17.70%
Average Annual Total Returns, 10 Years [Percent]	15.57%
American Century VP Capital Apprec I: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Capital Apprec I: Class Other
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.92%	[21]
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	9.59%
American Century Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Value A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%	[20]
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	8.33%
American Century Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.00%	[21]
Average Annual Total Returns, 1 Year [Percent]	3.01%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	8.59%
American Funds 2010 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2010 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	4.54%
American Funds 2010 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2010 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	4.87%
American Funds 2010 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2010 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	5.74%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	5.23%
American Funds 2015 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2015 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	5.62%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.88%
American Funds 2015 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2015 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	5.20%
American Funds 2015 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2015 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	5.57%
American Funds 2020 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2020 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	5.30%
American Funds 2020 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2020 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	5.63%
American Funds 2020 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2020 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	6.00%
American Funds 2025 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2025 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	6.01%
American Funds 2025 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2025 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	6.32%
American Funds 2025 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2025 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	6.70%
American Funds 2030 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2030 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.98%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	6.87%
American Funds 2030 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2030 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	7.19%
American Funds 2030 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2030 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	9.68%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	7.56%
American Funds 2035 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2035 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	7.76%
American Funds 2035 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2035 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	8.10%
American Funds 2035 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2035 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	8.48%
American Funds 2040 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2040 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	8.21%
American Funds 2040 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2040 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	9.46%
Average Annual Total Returns, 10 Years [Percent]	8.54%
American Funds 2040 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2040 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	8.92%
American Funds 2045 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2045 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	8.35%
American Funds 2045 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2045 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	8.68%
American Funds 2045 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2045 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	13.56%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	9.06%
American Funds 2050 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2050 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.25%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	8.39%
American Funds 2050 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2050 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	8.72%
American Funds 2050 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2050 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	9.10%
American Funds 2055 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2055 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.64%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	8.36%
American Funds 2055 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2055 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	8.69%
American Funds 2055 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2055 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	14.36%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	9.07%
American Funds 2060 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2060 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.69%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]
American Funds 2060 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2060 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.08%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]
American Funds 2060 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2060 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	14.51%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]
American Funds 2065 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2065 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds 2065 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2065 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.09%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds 2065 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2065 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds AMCAP R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds AMCAP R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	21.78%
Average Annual Total Returns, 5 Years [Percent]	10.33%
Average Annual Total Returns, 10 Years [Percent]	10.02%
American Funds AMCAP R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds AMCAP R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	22.16%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	10.34%
American Funds AMCAP R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds AMCAP R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	22.58%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	10.72%
American Funds American Balanced R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Balanced R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	7.51%
American Funds American Balanced R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Balanced R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	7.83%
American Funds American Balanced R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.21%
American Funds American High-Inc R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American High-Inc R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.97%	[22]
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	3.79%
American Funds American High-Inc R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American High-Inc R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.67%	[23]
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	4.11%
American Funds American High-Inc R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American High-Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.32%	[24]
Average Annual Total Returns, 1 Year [Percent]	9.52%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	4.48%
American Funds American Mutual R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Mutual R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]	9.53%
American Funds American Mutual R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Mutual R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.92%
American Funds Bond Fund of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Bond Fund of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	1.80%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.15%
American Funds Capital Income Bldr R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital Income Bldr R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	4.56%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	5.44%
American Funds Capital Income Bldr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital Income Bldr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	5.81%
American Funds Capital World Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital World Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	0.93%
Average Annual Total Returns, 5 Years [Percent]	(0.67%)
Average Annual Total Returns, 10 Years [Percent]	0.51%
American Funds Capital World Gr&Inc R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital World Gr&Inc R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	7.30%
American Funds Capital World Gr&Inc R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital World Gr&Inc R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	7.62%
American Funds Capital World Gr&Inc R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital World Gr&Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	14.06%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	8.00%
American Funds Europacific Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Europacific Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	5.61%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	4.64%
American Funds Europacific Growth R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Europacific Growth R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	4.95%
American Funds Europacific Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Europacific Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.33%
Average Annual Total Returns, 10 Years [Percent]	5.32%
American Funds Fundamental Invs R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Fundamental Invs R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.00%
Average Annual Total Returns, 5 Years [Percent]	11.67%
Average Annual Total Returns, 10 Years [Percent]	10.83%
American Funds Fundamental Invs R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Fundamental Invs R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	19.34%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	11.16%
American Funds Fundamental Invs R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Fundamental Invs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	12.40%
Average Annual Total Returns, 10 Years [Percent]	11.55%
American Funds Global Balanced R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	5.11%
American Funds Growth Fund of Amer R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund of Amer R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	26.74%
Average Annual Total Returns, 5 Years [Percent]	12.88%
Average Annual Total Returns, 10 Years [Percent]	11.90%
American Funds Growth Fund of Amer R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund of Amer R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	27.10%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	12.24%
American Funds Growth Fund of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	27.54%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	12.63%
American Funds Income Fund of Amer R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Income Fund of Amer R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	3.75%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	6.57%
American Funds Income Fund of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Income Fund of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	6.95%
American Funds Inflation Linked Bd R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Inflation Linked Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	0.50%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.34%
American Funds Interm Bd Fd of Amer R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Interm Bd Fd of Amer R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%	[22]
Average Annual Total Returns, 1 Year [Percent]	2.72%
Average Annual Total Returns, 5 Years [Percent]	1.13%
Average Annual Total Returns, 10 Years [Percent]	0.97%
American Funds Interm Bd Fd of Amer R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Interm Bd Fd of Amer R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%	[23]
Average Annual Total Returns, 1 Year [Percent]	3.02%
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	1.27%
American Funds Interm Bd Fd of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Interm Bd Fd of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%	[25]
Average Annual Total Returns, 1 Year [Percent]	3.38%
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	1.63%
American Funds International Vntg R-6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Vntg R-6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.54%	[9]
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Funds Intl Gr and Inc R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Intl Gr and Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	4.34%
American Funds Invmt Co of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Invmt Co of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	11.40%
American Funds New Economy R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New Economy R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	21.80%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.00%
American Funds New Perspective R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New Perspective R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	11.46%
Average Annual Total Returns, 10 Years [Percent]	9.87%
American Funds New Perspective R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New Perspective R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	11.80%
Average Annual Total Returns, 10 Years [Percent]	10.20%
American Funds New Perspective R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New Perspective R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	10.58%
American Funds New World R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New World R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	5.92%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	5.17%
American Funds New World R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New World R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	6.23%
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	5.50%
American Funds New World R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New World R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	5.87%
American Funds SMALLCAP World R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds SMALLCAP World R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	7.67%
Average Annual Total Returns, 10 Years [Percent]	7.16%
American Funds SMALLCAP World R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds SMALLCAP World R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	7.49%
American Funds SMALLCAP World R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds SMALLCAP World R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.87%
American Funds US Government Sec R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds US Government Sec R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	0.75%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	1.54%
American Funds Washington Mutual R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	11.80%
Average Annual Total Returns, 10 Years [Percent]	10.70%
American Funds Washington Mutual R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	11.04%
American Funds Washington Mutual R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	15.50%
Average Annual Total Returns, 5 Years [Percent]	12.53%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Ariel Appreciation Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ariel Appreciation Investor: Class Inv
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(2.12%)
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	6.45%
Ariel Fund Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ariel Fund Investor: Class Inv
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(1.20%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Ariel International Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ariel International Investor: Class Inv
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.89%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	2.87%
Auxier Focus Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Auxier Focus Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Auxier Asset Management LLC
Current Expenses [Percent]	0.80%	[25]
Average Annual Total Returns, 1 Year [Percent]	8.29%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	8.23%
BNY Mellon Bond Market Index I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index I: Class Inst
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.15%	[26]
Average Annual Total Returns, 1 Year [Percent]	1.99%
Average Annual Total Returns, 5 Years [Percent]	0.68%
Average Annual Total Returns, 10 Years [Percent]	1.45%
BNY Mellon Natural Resources I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Natural Resources I: Class Inst
Portfolio Company Adviser [Text Block]	Newton Investment Management Group
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(8.73%)
Average Annual Total Returns, 5 Years [Percent]	15.63%
Average Annual Total Returns, 10 Years [Percent]	7.84%
BNY Mellon Natural Resources Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Natural Resources Y: Class Inst
Portfolio Company Adviser [Text Block]	Newton Investment Management Group
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(8.61%)
Average Annual Total Returns, 5 Years [Percent]	15.76%
Average Annual Total Returns, 10 Years [Percent]
BNY Mellon Sust US Equity Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sust US Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	Newton Investment Management Group
Portfolio Company Subadviser [Text Block]	Newton Investment Management Ltd
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]
Baird Aggregate Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Aggregate Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Baird Advisors
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	2.83%
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	2.07%
Baird Core Plus Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Core Plus Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Baird Advisors
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	3.38%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Baird Intermediate Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Intermediate Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Baird Advisors
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	3.98%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	1.91%
Baird Short-Term Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Short-Term Bond Inst: Class Inst	[27]
Portfolio Company Adviser [Text Block]	Baird Advisors	[27]
Current Expenses [Percent]	0.30%	[27]
Average Annual Total Returns, 1 Year [Percent]	5.06%	[27]
Average Annual Total Returns, 5 Years [Percent]	2.02%	[27]
Average Annual Total Returns, 10 Years [Percent]	1.79%	[27]
Baird Ultra Short Bond Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Ultra Short Bond Institutional: Class Inst	[28]
Portfolio Company Adviser [Text Block]	Baird Advisors	[28]
Current Expenses [Percent]	0.15%	[9],[28]
Average Annual Total Returns, 1 Year [Percent]	5.65%	[28]
Average Annual Total Returns, 5 Years [Percent]	2.33%	[28]
Average Annual Total Returns, 10 Years [Percent]	1.78%	[28]
Baron Asset R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baron Asset R6: Class Retirement
Portfolio Company Adviser [Text Block]	Baron Capital Management Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]
Baron Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baron Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Baron Capital Management Inc
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(4.02%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Advantage Small Cap Core K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Core K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.45%	[29]
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Advantage Small Cap Gr Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Gr Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.50%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	7.21%
BlackRock Advantage Small Cap Gr K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Gr K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.45%	[29]
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Equity Dividend Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.69%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.58%
BlackRock Equity Dividend K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Equity Dividend K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.58%	[29]
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]
BlackRock GNMA Inv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock GNMA Inv A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	1.13%	[7]
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	0.61%
BlackRock Global Allocation Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Investment Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.91%
Average Annual Total Returns, 5 Years [Percent]	6.47%
Average Annual Total Returns, 10 Years [Percent]	5.00%
BlackRock Global Allocation K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Investment Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	0.76%	[29]
Average Annual Total Returns, 1 Year [Percent]	7.01%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Global Allocation R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation R: Class Retirement
Portfolio Company Adviser [Text Block]	Adviser: BlackRock Investment Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.46%	[22]
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	4.37%
BlackRock Global Dividend K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Dividend K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Health Sciences Opps Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opps Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	11.74%
BlackRock Health Sciences Opps K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opps K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Health Sciences Opps R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opps R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.07%
BlackRock High Yield Bond K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield Bond K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.48%	[29]
Average Annual Total Returns, 1 Year [Percent]	9.46%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	4.60%
BlackRock High Yield Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	1.17%	[22]
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	3.87%
BlackRock High Yield Bond Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield Bond Svc: Class S
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.85%	[30]
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.20%
BlackRock Inflation Protected Bond K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Inflation Protected Bond K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.51%	[29]
Average Annual Total Returns, 1 Year [Percent]	1.95%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	2.13%
BlackRock LifePath® Index 2025 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2025 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	5.60%
BlackRock LifePath® Index 2030 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2030 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	6.40%
BlackRock LifePath® Index 2035 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2035 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	9.33%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	7.14%
BlackRock LifePath® Index 2040 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2040 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	10.68%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	7.79%
BlackRock LifePath® Index 2045 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2045 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	8.34%
BlackRock LifePath® Index 2050 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2050 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	8.61%
BlackRock LifePath® Index 2055 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2055 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.71%
BlackRock LifePath® Index 2060 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2060 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	9.67%
Average Annual Total Returns, 10 Years [Percent]
BlackRock LifePath® Index 2065 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2065 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
BlackRock LifePath® Index Retire K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index Retire K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[31]
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	4.63%
BlackRock Mid-Cap Growth Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.80%	[30]
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	11.60%
BlackRock Mid-Cap Growth Equity K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Mid-Cap Growth Equity R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	1.30%	[22]
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	9.76%
Average Annual Total Returns, 10 Years [Percent]	11.00%
BlackRock Mid-Cap Value K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Value K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.70%	[31]
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Multi-Asset Income Investor A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Multi-Asset Income Investor A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.82%	[30]
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	3.87%
BlackRock Multi-Asset Income Portfolio K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Multi-Asset Income Portfolio K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.52%	[31]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Strategic Global Bond K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Strategic Global Bond K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Ltd;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.52%	[31]
Average Annual Total Returns, 1 Year [Percent]	2.21%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Strategic Income Opps Inv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Strategic Income Opps Inv A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	4.96%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	2.54%
BlackRock Strategic Income Opps K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Strategic Income Opps K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	5.32%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]
BlackRock Systematic Multi-Strat K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Systematic Multi-Strat K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
BlackRock Total Return Inv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Total Return Inv A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.77%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.78%
BlackRock Total Return K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Total Return K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	2.04%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	2.17%
BlackRock Total Return R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Total Return R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	1.04%	[32]
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.51%
Blackstone Alternative Multi-Strategy Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Blackstone Alternative Multi-Strategy Y: Class Inst
Portfolio Company Adviser [Text Block]	Blackstone Inc
Portfolio Company Subadviser [Text Block]	Nephila Capital Ltd;Waterfall Asset Management,
LLC;Blackstone Real Estate Special Situations Advisors LLC;D.E. Shaw
Investment Management LLC;FORT LP;Mariner Investment Group,
LLC;Endeavour Capital Advisors Inc;Harvest Fund Advisors LLC;Two
Sigma Advisers, LLC;Caspian Capital LP;Bayview Asset Management,
LLC;Magnetar Asset Management LLC;Blackstone Liquid Credit Strategies
LLC;Melqart Asset Management (UK) Ltd.;Fir Tree Capital Management
LP;Bayforest Capital Limited;TrailStone Commodity Trading US,
LLC;Seiga Asset Management Limited;Mesarete Capital LLP;Clear Sky
Advisers LLC;SEVEN GRAND MANAGERS, LLC;North Reef Capital
	Management LP;Varick Capital Partners LP;
Current Expenses [Percent]	3.46%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	2.40%
Average Annual Total Returns, 10 Years [Percent]
Boston Trust SMID Cap: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Boston Trust SMID Cap: Class Other
Portfolio Company Adviser [Text Block]	Boston Trust Walden Company
Current Expenses [Percent]	0.75%	[26]
Average Annual Total Returns, 1 Year [Percent]	4.59%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	9.55%
BrandywineGLOBAL Corporate Credit IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Corporate Credit IS: Class Inst
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	5.61%
BrandywineGLOBAL Div US Large Value IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Div US Large Value IS: Class Inst
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.71%	[33]
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	10.05%
Average Annual Total Returns, 10 Years [Percent]	9.46%
BrandywineGLOBAL Global Opp Bond FI: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Global Opp Bond FI: Class Other
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	0.79%
BrandywineGLOBAL Global Opp Bond IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Global Opp Bond IS: Class Inst
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(0.46%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.21%
BrandywineGLOBAL Global Opp Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Global Opp Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.25%	[32]
Average Annual Total Returns, 1 Year [Percent]	(1.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.88%)
Average Annual Total Returns, 10 Years [Percent]	0.52%
CRM Mid Cap Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	CRM Mid Cap Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Cramer Rosenthal McGlynn LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(2.28%)
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	8.76%
CRM Small Cap Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	CRM Small Cap Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Cramer Rosenthal McGlynn LLC
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	0.26%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Calamos Market Neutral Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calamos Market Neutral Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calamos Investments
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Calvert Balanced R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Calvert Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Equity A: Class A
Portfolio Company Adviser [Text Block]	Atlanta Capital Management Company, LLC
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	13.13%
Calvert Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Income A: Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	4.04%
Average Annual Total Returns, 5 Years [Percent]	2.49%
Average Annual Total Returns, 10 Years [Percent]	2.57%
Calvert Small-Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Small-Cap A: Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(0.48%)
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Calvert Small-Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Small-Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(0.16%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Calvert US Large Cap Core Rspnb Idx R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.19%	[33]
Average Annual Total Returns, 1 Year [Percent]	20.44%
Average Annual Total Returns, 5 Years [Percent]	14.49%
Average Annual Total Returns, 10 Years [Percent]
Calvert VP SRI Mid Cap: Class – N/A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP SRI Mid Cap: Class
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.99%	[30]
Average Annual Total Returns, 1 Year [Percent]	2.39%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Carillon Eagle Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Carillon Eagle Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Eagle Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Eagle Asset Management, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Catholic Responsible Investments Bd Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Responsible Investments Bd Ins: Class Inst
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;Dodge & Cox;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC;
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	2.49%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Mar Vista Investment Partners, LLC;Dodge & Cox;Wellington Management Company LLP;
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Catholic Rspnsbl Invst Equity Idx Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst
Portfolio Company Adviser [Text Block]	Rhumbline Advisers
Portfolio Company Subadviser [Text Block]	Rhumbline Advisers
Current Expenses [Percent]	0.09%	[33]
Average Annual Total Returns, 1 Year [Percent]	21.17%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;Global Alpha Capital Management Ltd.;
Current Expenses [Percent]	1.15%	[34]
Average Annual Total Returns, 1 Year [Percent]	4.11%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv
Portfolio Company Adviser [Text Block]	WCM Investment Management
Portfolio Company Subadviser [Text Block]	Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management;
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst
Portfolio Company Adviser [Text Block]	Rhumbline Advisers
Portfolio Company Subadviser [Text Block]	Rhumbline Advisers
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	1.70%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
ClearBridge Aggressive Growth FI: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth FI: Class Other
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.17%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	6.12%
ClearBridge Aggressive Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.81%
ClearBridge Appreciation FI: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Appreciation FI: Class Other
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.33%
ClearBridge Appreciation IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Appreciation IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	19.49%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	11.81%
ClearBridge Appreciation R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Appreciation R: Class Retirement
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	11.02%
ClearBridge International Growth IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge International Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]
ClearBridge International Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge International Value A: Class A
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.25%	[35]
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	1.41%
ClearBridge International Value IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge International Value IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%	[34]
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	1.86%
ClearBridge Large Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Large Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	37.18%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	13.59%
ClearBridge Large Cap Growth IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Large Cap Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	37.72%
Average Annual Total Returns, 5 Years [Percent]	14.59%
Average Annual Total Returns, 10 Years [Percent]	14.03%
ClearBridge Large Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Large Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	36.79%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	13.25%
ClearBridge Mid Cap I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Mid Cap I: Class Inst	[36]
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.86%	[34],[36]
Average Annual Total Returns, 1 Year [Percent]	2.25%	[36]
Average Annual Total Returns, 5 Years [Percent]	8.36%	[36]
Average Annual Total Returns, 10 Years [Percent]	7.43%	[36]
ClearBridge Mid Cap IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Mid Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%	[9]
Average Annual Total Returns, 1 Year [Percent]	2.35%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	7.54%
ClearBridge Select IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Select IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	14.25%
ClearBridge Small Cap Growth IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(5.91%)
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	7.86%
ClearBridge Sustainability Leaders IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Sustainability Leaders IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%	[34]
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	14.81%
Average Annual Total Returns, 10 Years [Percent]
Cohen & Steers Global Infrastructure A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Global Infrastructure A: Class A
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Portfolio Company Subadviser [Text Block]	Cohen & Steers Asia Limited;Cohen
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(4.03%)
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	5.42%
Cohen & Steers Preferred Sec & Inc Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Preferred Sec & Inc Z: Class Inst
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]
Cohen & Steers Real Estate Securities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Real Estate Securities A: Class A
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(2.44%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Cohen & Steers Real Estate Securities Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Real Estate Securities Z: Class Inst
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(2.13%)
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]
Cohen & Steers Realty Shares L: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Realty Shares L: Class Other
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.88%	[37]
Average Annual Total Returns, 1 Year [Percent]	(2.71%)
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Columbia Acorn International A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Acorn International A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.23%	[32]
Average Annual Total Returns, 1 Year [Percent]	3.27%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Columbia Acorn International Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Acorn International Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.98%	[35]
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Columbia Acorn International Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Acorn International Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.88%	[37]
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Columbia Capital Alloc Mod Agrsv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Alloc Mod Agrsv A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Columbia Capital Alloc Mod Agrsv Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Columbia Capital Allocation Agrsv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Agrsv A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.28%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Columbia Capital Allocation Agrsv Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Agrsv Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Columbia Capital Allocation Cnsrv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Cnsrv A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	5.28%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Columbia Capital Allocation Cnsrv Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Cnsrv Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	3.09%
Columbia Capital Allocation Mod A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Mod A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	5.39%
Columbia Capital Allocation Mod Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Mod Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	5.74%
Columbia Contrarian Core A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Contrarian Core A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.97%	[32]
Average Annual Total Returns, 1 Year [Percent]	25.40%
Average Annual Total Returns, 5 Years [Percent]	15.02%
Average Annual Total Returns, 10 Years [Percent]	12.13%
Columbia Contrarian Core Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Contrarian Core Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.72%	[35]
Average Annual Total Returns, 1 Year [Percent]	25.70%
Average Annual Total Returns, 5 Years [Percent]	15.30%
Average Annual Total Returns, 10 Years [Percent]	12.42%
Columbia Contrarian Core Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Contrarian Core Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.60%	[37]
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	12.58%
Columbia Dividend Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Dividend Income A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.80%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	10.83%
Columbia Dividend Income Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Dividend Income Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	10.09%
Average Annual Total Returns, 5 Years [Percent]	11.85%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Columbia Dividend Income Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Dividend Income Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	11.98%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Columbia Emerging Markets Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Emerging Markets Bond A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Columbia Emerging Markets Bond Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Emerging Markets Bond Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	2.83%
Columbia Integrated Large Cap Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Integrated Large Cap Gr A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.79%	[38]
Average Annual Total Returns, 1 Year [Percent]	34.63%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]
Columbia Integrated Large Cap Gr Ins 3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Integrated Large Cap Gr Ins 3: Class Retirement
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.42%	[37]
Average Annual Total Returns, 1 Year [Percent]	34.99%
Average Annual Total Returns, 5 Years [Percent]	16.18%
Average Annual Total Returns, 10 Years [Percent]
Columbia Integrated Small Cap Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Integrated Small Cap Gr A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.24%	[38]
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]
Columbia Mid Cap Index A: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Mid Cap Index A: Class No Load
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.45%	[38]
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Columbia Overseas Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Overseas Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	1.16%	[32]
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Columbia Overseas Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Overseas Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.91%	[38]
Average Annual Total Returns, 1 Year [Percent]	6.63%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]
Columbia Overseas Value Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Overseas Value Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.77%	[37]
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]
Columbia Quality Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Quality Income A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.88%	[32]
Average Annual Total Returns, 1 Year [Percent]	0.51%
Average Annual Total Returns, 5 Years [Percent]	(0.76%)
Average Annual Total Returns, 10 Years [Percent]	0.88%
Columbia Quality Income Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Quality Income Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.63%	[38]
Average Annual Total Returns, 1 Year [Percent]	0.75%
Average Annual Total Returns, 5 Years [Percent]	(0.53%)
Average Annual Total Returns, 10 Years [Percent]	1.15%
Columbia Quality Income Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Quality Income Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.48%	[37]
Average Annual Total Returns, 1 Year [Percent]	0.94%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]
Columbia Select Global Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Global Equity A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	19.13%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Columbia Select Global Equity Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Global Equity Advisor: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	19.37%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Average Annual Total Returns, 10 Years [Percent]
Columbia Select Large Cap Growth Inst3: Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Large Cap Growth Inst3: Class
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.64%	[37]
Average Annual Total Returns, 1 Year [Percent]	29.03%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	11.77%
Columbia Select Large Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.80%	[32]
Average Annual Total Returns, 1 Year [Percent]	0.42%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Columbia Select Large Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.55%	[38]
Average Annual Total Returns, 1 Year [Percent]	0.66%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	9.43%
Columbia Select Large Cap Value Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.42%	[37]
Average Annual Total Returns, 1 Year [Percent]	0.78%
Average Annual Total Returns, 5 Years [Percent]	10.41%
Average Annual Total Returns, 10 Years [Percent]
Columbia Select Mid Cap Gro Fd A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Growth Fund A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.12%	[38]
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	9.39%
Columbia Select Mid Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.13%	[32]
Average Annual Total Returns, 1 Year [Percent]	1.79%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Columbia Select Mid Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.88%	[38]
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	10.77%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Columbia Select Mid Cap Value Instl 3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Instl 3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.73%	[37]
Average Annual Total Returns, 1 Year [Percent]	2.20%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Columbia Select Small Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.26%	[32]
Average Annual Total Returns, 1 Year [Percent]	(0.78%)
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Columbia Select Small Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.01%	[38]
Average Annual Total Returns, 1 Year [Percent]	(0.56%)
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Columbia Seligman Global Tech Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Global Tech Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	31.03%
Average Annual Total Returns, 5 Years [Percent]	23.10%
Average Annual Total Returns, 10 Years [Percent]
Columbia Seligman Tech & Info A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	29.47%
Average Annual Total Returns, 5 Years [Percent]	22.31%
Average Annual Total Returns, 10 Years [Percent]	19.75%
Columbia Seligman Tech & Info Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	29.79%
Average Annual Total Returns, 5 Years [Percent]	22.62%
Average Annual Total Returns, 10 Years [Percent]	20.05%
Columbia Seligman Tech & Info Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	29.91%
Average Annual Total Returns, 5 Years [Percent]	22.73%
Average Annual Total Returns, 10 Years [Percent]
Columbia Small Cap Growth Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Growth Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments North America
Current Expenses [Percent]	0.84%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.87%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Columbia Small Cap Index A: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Index A: Class No Load
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	1.34%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Columbia Small Cap Value II A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Value II A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.24%	[38]
Average Annual Total Returns, 1 Year [Percent]	1.10%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Columbia Small Cap Value I Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Value I Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Columbia Total Return Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Total Return Bond A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.74%	[38]
Average Annual Total Returns, 1 Year [Percent]	3.17%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Columbia Total Return Bond Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Total Return Bond Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.49%	[38]
Average Annual Total Returns, 1 Year [Percent]	3.43%
Average Annual Total Returns, 5 Years [Percent]	1.52%
Average Annual Total Returns, 10 Years [Percent]	2.24%
DFA Commodity Strategy Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Commodity Strategy Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(8.14%)
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	(0.76%)
DFA Em Mkts Sustnby Cor 1 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	0.93%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]
DFA Emerging Markets Core Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Emerging Markets Core Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	2.99%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	4.32%
DFA Emerging Markets I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Emerging Markets I: Class Inst
Portfolio Company Adviser [Text Block]	DFA Australia Limited
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.36%	[39]
Average Annual Total Returns, 1 Year [Percent]	0.21%
Average Annual Total Returns, 5 Years [Percent]	2.48%
Average Annual Total Returns, 10 Years [Percent]	3.70%
DFA Emerging Markets Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Emerging Markets Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.44%	[39]
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	4.22%
DFA Five-Year Global Fixed-Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Five-Year Global Fixed-Income I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	1.16%
DFA Global Allocation 25/75 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Global Allocation 25/75 I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.25%	[39]
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	3.49%
DFA Global Allocation 60/40 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Global Allocation 60/40 I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.24%	[39]
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	6.19%
DFA Global Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Global Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.25%	[40]
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	10.74%
Average Annual Total Returns, 10 Years [Percent]	8.87%
DFA Global Real Estate Securities Port: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Global Real Estate Securities Port: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.22%	[40]
Average Annual Total Returns, 1 Year [Percent]	(4.17%)
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	5.23%
DFA Inflation-Protected Securities I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Inflation-Protected Securities I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	2.05%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	2.23%
DFA Intermediate Govt Fixed-Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Intermediate Govt Fixed-Income I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	0.47%
Average Annual Total Returns, 10 Years [Percent]	1.24%
DFA Intermediate-Term Extnd Qlty I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Intermediate-Term Extnd Qlty I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	2.59%
DFA International Core Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA International Core Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	4.93%
DFA International Small Company I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA International Small Company I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	3.62%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	4.92%
DFA International Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA International Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.28%	[40]
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	4.40%
DFA Intl Sustainability Core 1: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Intl Sustainability Core 1: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	4.93%
DFA Investment Grade I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Grade I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	3.63%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	2.05%
DFA Large Cap International I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Large Cap International I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	7.87%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	4.95%
DFA Real Estate Securities I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Real Estate Securities I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%	[41]
Average Annual Total Returns, 1 Year [Percent]	(3.70%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	7.07%
DFA Short-Term Extended Quality I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Short-Term Extended Quality I: Class Inst	[42]
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP	[42]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited;	[42]
Current Expenses [Percent]	0.18%	[42]
Average Annual Total Returns, 1 Year [Percent]	4.70%	[42]
Average Annual Total Returns, 5 Years [Percent]	1.17%	[42]
Average Annual Total Returns, 10 Years [Percent]	1.41%	[42]
DFA US Core Equity 1 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Core Equity 1 I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	13.34%
Average Annual Total Returns, 10 Years [Percent]	11.41%
DFA US Large Cap Growth Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Large Cap Growth Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	23.13%
Average Annual Total Returns, 5 Years [Percent]	15.53%
Average Annual Total Returns, 10 Years [Percent]	13.57%
DFA US Large Cap Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Large Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%	[41]
Average Annual Total Returns, 1 Year [Percent]	5.72%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	8.84%
DFA US Large Company I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Large Company I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.08%	[41]
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	14.23%
Average Annual Total Returns, 10 Years [Percent]	12.55%
DFA US Micro Cap I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Micro Cap I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	8.17%
DFA US Small Cap Growth Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Small Cap Growth Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	8.31%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	9.05%
DFA US Small Cap I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Small Cap I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	4.86%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	8.18%
DFA US Small Cap Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Small Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	8.25%
DFA US Sustainability Core 1: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Sustainability Core 1: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	18.29%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	12.02%
DFA US Targeted Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Targeted Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	8.68%
DFA World ex US Government Fxd Inc I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA World ex US Government Fxd Inc I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	(0.80%)
Average Annual Total Returns, 10 Years [Percent]	1.94%
DWS CROCI US A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS CROCI US A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]
DWS CROCI US S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS CROCI US S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]
DWS ESG Core Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS ESG Core Equity A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.80%	[43]
Average Annual Total Returns, 1 Year [Percent]	19.15%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	9.62%
DWS ESG Core Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS ESG Core Equity S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.55%	[44]
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	14.42%
Average Annual Total Returns, 10 Years [Percent]	9.89%
DWS Emerging Markets Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Emerging Markets Equity A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.18%	[45]
Average Annual Total Returns, 1 Year [Percent]	(7.16%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	2.03%
DWS Emerging Markets Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Emerging Markets Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	0.93%	[46]
Average Annual Total Returns, 1 Year [Percent]	(6.94%)
Average Annual Total Returns, 5 Years [Percent]	(1.46%)
Average Annual Total Returns, 10 Years [Percent]
DWS Emerging Markets Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Emerging Markets Equity S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.01%	[47]
Average Annual Total Returns, 1 Year [Percent]	(7.06%)
Average Annual Total Returns, 5 Years [Percent]	(1.56%)
Average Annual Total Returns, 10 Years [Percent]	2.23%
DWS Enhanced Commodity Strategy A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Enhanced Commodity Strategy A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	1.14%	[43]
Average Annual Total Returns, 1 Year [Percent]	(7.76%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	0.28%
DWS Enhanced Commodity Strategy S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Enhanced Commodity Strategy S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.99%	[47]
Average Annual Total Returns, 1 Year [Percent]	(7.62%)
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	0.49%
DWS GNMA A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS GNMA A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	0.77%
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
DWS GNMA S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS GNMA S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	1.00%
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.79%
DWS RREEF Global Infrastructure A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Global Infrastructure A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.29%	[43]
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	4.21%
DWS RREEF Global Infrastructure S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Global Infrastructure S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.14%	[44]
Average Annual Total Returns, 1 Year [Percent]	(5.67%)
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	4.39%
DWS RREEF Real Assets A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Assets A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.21%	[43]
Average Annual Total Returns, 1 Year [Percent]	(4.94%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	3.88%
DWS RREEF Real Assets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Assets R6: Class Retirement
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(4.68%)
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]
DWS RREEF Real Assets S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Assets S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.06%	[44]
Average Annual Total Returns, 1 Year [Percent]	(4.85%)
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	4.03%
DWS RREEF Real Estate Securities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(2.27%)
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	6.63%
DWS RREEF Real Estate Securities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities R6: Class Retirement
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(1.82%)
Average Annual Total Returns, 5 Years [Percent]	4.36%
Average Annual Total Returns, 10 Years [Percent]
DWS RREEF Real Estate Securities S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(2.05%)
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	6.89%
DWS Small Cap Core A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Small Cap Core A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	8.90%
DWS Small Cap Core S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Small Cap Core S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	5.65%
Average Annual Total Returns, 5 Years [Percent]	10.99%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Delaware Climate Solutions R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Climate Solutions R: Class Retirement
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.49%	[45]
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	(4.75%)
Delaware Climate Solutions Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Climate Solutions Y: Class Inst
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%	[47]
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	(4.42%)
Delaware Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.12%	[48]
Average Annual Total Returns, 1 Year [Percent]	2.65%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]
Delaware Ivy Asset Strategy Fund Cl R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund Cl R: Class Retirement
Portfolio Company Adviser [Text Block]	Waddell & Reed Investment Management Co
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Delaware Ivy Asset Strategy Fund Cl Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund Cl Y: Class Inst
Portfolio Company Adviser [Text Block]	Waddell & Reed Investment Management Co
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Delaware Ivy Balanced Fund Class R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Balanced Fund Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Waddell & Reed Investment Management Co
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.71%	[48]
Average Annual Total Returns, 1 Year [Percent]	11.97%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]
Delaware Ivy Balanced Fund Class R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Balanced Fund Class R: Class Retirement
Portfolio Company Adviser [Text Block]	Waddell & Reed Investment Management Co
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.30%	[45]
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Delaware Ivy Balanced Fund Class Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Balanced Fund Class Y: Class Inst
Portfolio Company Adviser [Text Block]	Waddell & Reed Investment Management Co
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.05%	[47]
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Delaware Ivy High Income Fund Class R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy High Income Fund Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.63%	[48]
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]
Delaware Ivy High Income Fund Class R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy High Income Fund Class R: Class Retirement
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	1.22%	[45]
Average Annual Total Returns, 1 Year [Percent]	7.26%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	3.27%
Delaware Ivy High Income Fund Class Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy High Income Fund Class Y: Class Inst
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;
Current Expenses [Percent]	0.97%	[47]
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	3.63%
Delaware Ivy Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.69%	[48]
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]
Delaware Ivy Science and Technology R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Science and Technology R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	32.40%
Average Annual Total Returns, 5 Years [Percent]	16.34%
Average Annual Total Returns, 10 Years [Percent]
Delaware Ivy Science and Technology R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Science and Technology R: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	31.68%
Average Annual Total Returns, 5 Years [Percent]	15.53%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Delaware Ivy Science and Technology Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Science and Technology Y: Class Inst
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	32.00%
Average Annual Total Returns, 5 Years [Percent]	15.94%
Average Annual Total Returns, 10 Years [Percent]	11.79%
Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.76%	[48]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]
Delaware Ivy Smid Cap Core Fund Class R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Smid Cap Core Fund Class R: Class Retirement
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.39%	[45]
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Delaware Ivy Smid Cap Core Fund Class Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Smid Cap Core Fund Class Y: Class Inst
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%	[47]
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.65%	[48]
Average Annual Total Returns, 1 Year [Percent]	(0.06%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]
Delaware Small Cap Core R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Small Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.16%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]
Delaware Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(1.92%)
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%	[41]
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%	[41]
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	4.26%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	6.51%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	13.99%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%	[46]
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]
Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%	[46]
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]
Dimensional Retirement Income Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional Retirement Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]
Dodge & Cox Income X: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dodge & Cox Income X: Class Other
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.33%	[9]
Average Annual Total Returns, 1 Year [Percent]	3.84%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Dodge & Cox Stock X: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dodge & Cox Stock X: Class Other
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.41%	[46]
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Driehaus Emerging Markets Growth Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Driehaus Emerging Markets Growth Instl: Class Inst
Portfolio Company Adviser [Text Block]	Driehaus Capital Management LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	3.08%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]
Federated Hermes Corporate Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Corporate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.59%	[46]
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	2.40%
Average Annual Total Returns, 10 Years [Percent]
Federated Hermes Govt Obl Premier: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Govt Obl Premier: Class Inst	[49]
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.15%	[50]
Average Annual Total Returns, 1 Year [Percent]	5.12%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]
Federated Hermes Instl High Yield Bd R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Instl High Yield Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.49%	[50]
Average Annual Total Returns, 1 Year [Percent]	8.79%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]
Federated Hermes International Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes International Equity A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc. Investment Subadviser: Polaris Capital Management, LLC
Current Expenses [Percent]	1.19%	[43]
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Federated Hermes International Equity IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes International Equity IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Portfolio Company Subadviser [Text Block]	Polaris Capital Management, LLC
Current Expenses [Percent]	0.94%	[44]
Average Annual Total Returns, 1 Year [Percent]	5.28%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.09%
Federated Hermes International Leaders A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes International Leaders A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	1.09%	[43]
Average Annual Total Returns, 1 Year [Percent]	4.49%
Average Annual Total Returns, 5 Years [Percent]	8.35%
Average Annual Total Returns, 10 Years [Percent]	4.35%
Federated Hermes Intl Leaders IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Intl Leaders IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.79%	[44]
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Federated Hermes Intl Leaders R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Intl Leaders R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.74%	[50]
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Federated Hermes Kaufmann Large Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Large Cap A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.09%	[43]
Average Annual Total Returns, 1 Year [Percent]	28.02%
Average Annual Total Returns, 5 Years [Percent]	11.80%
Average Annual Total Returns, 10 Years [Percent]	11.17%
Federated Hermes Kaufmann Large Cap IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Large Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	0.84%	[44]
Average Annual Total Returns, 1 Year [Percent]	28.37%
Average Annual Total Returns, 5 Years [Percent]	12.08%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Federated Hermes Kaufmann Large Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Large Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	0.78%	[50]
Average Annual Total Returns, 1 Year [Percent]	28.47%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Federated Hermes Kaufmann Small Cap IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Small Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	0.90%	[50]
Average Annual Total Returns, 1 Year [Percent]	3.54%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]
Federated Hermes MDT All Cap Core A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT All Cap Core A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	1.05%	[43]
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	14.82%
Average Annual Total Returns, 10 Years [Percent]	12.33%
Federated Hermes MDT All Cap Core IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT All Cap Core IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.75%	[44]
Average Annual Total Returns, 1 Year [Percent]	16.75%
Average Annual Total Returns, 5 Years [Percent]	15.16%
Average Annual Total Returns, 10 Years [Percent]	12.67%
Federated Hermes MDT Small Cap Core A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Core A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	1.14%	[43]
Average Annual Total Returns, 1 Year [Percent]	6.23%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Federated Hermes MDT Small Cap Core IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Core IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.89%	[44]
Average Annual Total Returns, 1 Year [Percent]	6.46%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Federated Hermes MDT Small Cap Core R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.88%	[50]
Average Annual Total Returns, 1 Year [Percent]	6.46%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]
Federated Hermes MDT Small Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	1.14%	[43]
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Federated Hermes MDT Small Cap Growth IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.89%	[44]
Average Annual Total Returns, 1 Year [Percent]	4.60%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	9.26%
Federated Hermes MDT Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.88%	[50]
Average Annual Total Returns, 1 Year [Percent]	4.60%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]
Federated Hermes Opportunistic HY Bd IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic HY Bd IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.73%	[44]
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Federated Hermes Opportunistic HY Bd R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic HY Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.72%	[50]
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]
Federated Hermes Opportunistic HY Bd Svc: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic HY Bd Svc: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.98%	[43]
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Federated Hermes Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.38%	[50]
Average Annual Total Returns, 1 Year [Percent]	2.07%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® 500 Index: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity 500 Index: Class Other
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	20.82%
Average Annual Total Returns, 5 Years [Percent]	14.29%
Average Annual Total Returns, 10 Years [Percent]	12.60%
Fidelity Advisor® Balanced I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Balanced I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Fidelity Advisor® Balanced M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Balanced M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Fidelity Advisor® Balanced Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Balanced Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	9.39%
Fidelity Advisor® China Region Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor China Region Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.)
Limited;Fidelity Management & Research (Japan) Limited;FIL
Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL
	Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(16.94%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® Diversified Intl M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Intl M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	8.03%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	5.16%
Fidelity Advisor® Diversified Intl Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Intl Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Fidelity Advisor® Diversified Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Stock I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	23.19%
Average Annual Total Returns, 5 Years [Percent]	15.29%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Fidelity Advisor® Diversified Stock M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Stock M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	22.56%
Average Annual Total Returns, 5 Years [Percent]	14.67%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Fidelity Advisor® Diversified Stock Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Stock Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	23.30%
Average Annual Total Returns, 5 Years [Percent]	15.42%
Average Annual Total Returns, 10 Years [Percent]	12.27%
Fidelity Advisor® Dividend Growth M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Dividend Growth M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	14.05%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Fidelity Advisor® Energy I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Energy I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(3.35%)
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	3.07%
Fidelity Advisor® Energy M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Energy M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(3.86%)
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Fidelity Advisor® Equity Growth M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Equity Growth M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	31.70%
Average Annual Total Returns, 5 Years [Percent]	17.78%
Average Annual Total Returns, 10 Years [Percent]	14.48%
Fidelity Advisor® Equity Income M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Equity Income M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Fidelity Advisor Freedom® 2005 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2005 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2010 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2010 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	4.85%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Fidelity Advisor Freedom® 2010 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2010 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Fidelity Advisor Freedom® 2010 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2010 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2015 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2015 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Fidelity Advisor Freedom® 2015 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2015 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Fidelity Advisor Freedom® 2015 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2015 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	5.88%
Average Annual Total Returns, 5 Years [Percent]	5.08%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2020 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2020 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.36%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Fidelity Advisor Freedom® 2020 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2020 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Fidelity Advisor Freedom® 2020 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2020 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2025 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2025 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Fidelity Advisor Freedom® 2025 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2025 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Fidelity Advisor Freedom® 2025 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2025 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2030 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2030 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Fidelity Advisor Freedom® 2030 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2030 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Fidelity Advisor Freedom® 2030 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2030 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	8.03%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2035 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2035 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Fidelity Advisor Freedom® 2035 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2035 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Fidelity Advisor Freedom® 2035 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2035 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2040 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2040 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Fidelity Advisor Freedom® 2040 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2040 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Fidelity Advisor Freedom® 2040 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2040 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2045 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2045 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Fidelity Advisor Freedom® 2045 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2045 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	10.39%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Fidelity Advisor Freedom® 2045 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2045 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2050 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2050 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Fidelity Advisor Freedom® 2050 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2050 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	10.39%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Fidelity Advisor Freedom® 2050 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2050 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2055 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2055 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Fidelity Advisor Freedom® 2055 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2055 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Fidelity Advisor Freedom® 2055 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2055 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.26%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2060 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2060 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2060 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2060 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	10.40%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2060 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2060 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2065 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2065 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2065 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2065 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® 2065 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2065 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.25%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2015 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2015 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2020 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2020 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2025 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2025 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2030 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2030 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2035 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2035 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	9.82%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2040 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2040 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2045 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2045 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	9.65%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2050 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2050 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.76%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2055 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2055 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2060 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2060 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend 2065 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2065 Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.69%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Blend Inc Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend Inc Z6: Class Inst
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Freedom® Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Income I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.21%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	3.24%
Fidelity Advisor Freedom® Income M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Income M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	3.63%
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	2.72%
Fidelity Advisor Freedom® Income Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Income Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	4.44%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® Growth & Income M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Growth & Income M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Fidelity Advisor® Growth Opps M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Growth Opps M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	33.53%
Average Annual Total Returns, 5 Years [Percent]	16.30%
Average Annual Total Returns, 10 Years [Percent]	15.51%
Fidelity Advisor® Growth Opps Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Growth Opps Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	34.36%
Average Annual Total Returns, 5 Years [Percent]	17.02%
Average Annual Total Returns, 10 Years [Percent]	16.23%
Fidelity Advisor® Industrials Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Industrials Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® Intl Capital App M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Cap App M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Fidelity Advisor® Intl Capital App Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Cap App Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	17.46%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® Intl Real Estate Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Real Estate Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(5.75%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® Intl Small Cap Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Small Cap Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);Fidelity Management
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Investment Gr Bd Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Investment Gr Bd Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.36%	[51]
Average Annual Total Returns, 1 Year [Percent]	2.84%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® Leveraged Co Stk A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Leveraged Co Stk A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.00%
Average Annual Total Returns, 5 Years [Percent]	12.29%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Fidelity Advisor® Leveraged Co Stk M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Leveraged Co Stk M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	16.70%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Fidelity Advisor® Mid Cap Value Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Mid Cap Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® New Insights A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor New Insights A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	32.23%
Average Annual Total Returns, 5 Years [Percent]	13.13%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Fidelity Advisor® New Insights M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor New Insights M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	31.93%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Fidelity Advisor® New Insights Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor New Insights Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	32.72%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Fidelity Advisor® Overseas M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Overseas M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Fidelity Advisor® Real Estate I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(4.25%)
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Fidelity Advisor® Real Estate Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate Income I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	3.05%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	5.50%
Fidelity Advisor® Real Estate M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(4.71%)
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	4.44%
Fidelity Advisor® Small Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Small Cap A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	6.65%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Fidelity Advisor® Small Cap M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Small Cap M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Fidelity Advisor® Small Cap Value Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Small Cap Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.12%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® Stock Sel All Cp M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Stock Sel All Cp M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Fidelity Advisor® Stock Selec Mid Cp M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Stock Selec Mid Cp M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.73%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Fidelity Advisor® Strategic Div & Inc® I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Strategic Div & Inc I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Fidelity Advisor® Strategic Div & Inc® M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Strategic Div & Inc M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	4.21%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	7.64%
Fidelity Advisor® Strategic Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Strategic Income A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;
Fidelity Management & Research (Japan) Limited;FIL Investments (Japan)
Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;
	Fidelity Management
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	3.17%
Fidelity Advisor® Technology Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Technology Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	46.96%
Average Annual Total Returns, 5 Years [Percent]	25.67%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® Total Bond I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Total Bond I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.43%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.39%
Fidelity Advisor® Total Bond M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Total Bond M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.17%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	2.13%
Fidelity Advisor® Total Bond Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Total Bond Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management
Current Expenses [Percent]	0.36%	[52]
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor® Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Value A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.15%	[53]
Average Annual Total Returns, 1 Year [Percent]	4.58%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Fidelity Advisor® Value M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Value M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.40%	[54]
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	8.69%
Fidelity Advisor Value Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.75%	[52]
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® Blue Chip Growth K6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Blue Chip Growth K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management Trust Company
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	41.48%
Average Annual Total Returns, 5 Years [Percent]	19.79%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® Contrafund® K6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Contrafund K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management Trust Company
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	34.56%
Average Annual Total Returns, 5 Years [Percent]	15.32%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® Emerging Markets Idx: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Emerging Markets Idx: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	(3.88%)
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	2.98%
Fidelity® Extended Market Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Extended Market Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.50%
Fidelity Freedom® Index 2005 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2005 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	4.96%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2005 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2005 Investor: Class Inv	[55]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[55]
Current Expenses [Percent]	0.12%	[55]
Average Annual Total Returns, 1 Year [Percent]	4.92%	[55]
Average Annual Total Returns, 5 Years [Percent]	3.41%	[55]
Average Annual Total Returns, 10 Years [Percent]	3.69%	[55]
Fidelity Freedom® Index 2005 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2005 Premier: Class Other	[55]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[55]
Current Expenses [Percent]	0.06%	[55]
Average Annual Total Returns, 1 Year [Percent]	5.00%	[55]
Average Annual Total Returns, 5 Years [Percent]		[55]
Average Annual Total Returns, 10 Years [Percent]		[55]
Fidelity Freedom® Index 2010 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2010 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	5.65%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2010 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2010 Investor: Class Inv	[55]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[55]
Current Expenses [Percent]	0.12%	[55]
Average Annual Total Returns, 1 Year [Percent]	5.52%	[55]
Average Annual Total Returns, 5 Years [Percent]	4.11%	[55]
Average Annual Total Returns, 10 Years [Percent]	4.35%	[55]
Fidelity Freedom® Index 2010 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2010 Premier: Class Other	[55]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[55]
Current Expenses [Percent]	0.06%	[55]
Average Annual Total Returns, 1 Year [Percent]	5.68%	[55]
Average Annual Total Returns, 5 Years [Percent]		[55]
Average Annual Total Returns, 10 Years [Percent]		[55]
Fidelity Freedom® Index 2015 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2015 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2015 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2015 Investor: Class Inv
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	6.27%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Fidelity Freedom® Index 2015 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2015 Premier: Class Other	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.06%	[56]
Average Annual Total Returns, 1 Year [Percent]	6.35%	[56]
Average Annual Total Returns, 5 Years [Percent]		[56]
Average Annual Total Returns, 10 Years [Percent]		[56]
Fidelity Freedom® Index 2020 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2020 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2020 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2020 Investor: Class Inv	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.12%	[56]
Average Annual Total Returns, 1 Year [Percent]	6.97%	[56]
Average Annual Total Returns, 5 Years [Percent]	5.45%	[56]
Average Annual Total Returns, 10 Years [Percent]	5.51%	[56]
Fidelity Freedom® Index 2020 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2020 Premier: Class Other	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.06%	[56]
Average Annual Total Returns, 1 Year [Percent]	6.99%	[56]
Average Annual Total Returns, 5 Years [Percent]		[56]
Average Annual Total Returns, 10 Years [Percent]		[56]
Fidelity Freedom® Index 2025 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2025 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2025 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2025 Investor: Class Inv	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.12%	[56]
Average Annual Total Returns, 1 Year [Percent]	7.67%	[56]
Average Annual Total Returns, 5 Years [Percent]	6.04%	[56]
Average Annual Total Returns, 10 Years [Percent]	6.04%	[56]
Fidelity Freedom® Index 2025 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2025 Premier: Class Other	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.06%	[56]
Average Annual Total Returns, 1 Year [Percent]	7.69%	[56]
Average Annual Total Returns, 5 Years [Percent]		[56]
Average Annual Total Returns, 10 Years [Percent]		[56]
Fidelity Freedom® Index 2030 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2030 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2030 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2030 Investor: Class Inv	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.12%	[56]
Average Annual Total Returns, 1 Year [Percent]	8.47%	[56]
Average Annual Total Returns, 5 Years [Percent]	6.86%	[56]
Average Annual Total Returns, 10 Years [Percent]	6.85%	[56]
Fidelity Freedom® Index 2030 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2030 Premier: Class Other	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.06%	[56]
Average Annual Total Returns, 1 Year [Percent]	8.49%	[56]
Average Annual Total Returns, 5 Years [Percent]		[56]
Average Annual Total Returns, 10 Years [Percent]		[56]
Fidelity Freedom® Index 2035 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2035 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2035 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2035 Investor: Class Inv	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	9.82%
Average Annual Total Returns, 5 Years [Percent]	8.12%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Fidelity Freedom® Index 2035 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2035 Premier: Class Other	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.06%	[56]
Average Annual Total Returns, 1 Year [Percent]	9.89%	[56]
Average Annual Total Returns, 5 Years [Percent]		[56]
Average Annual Total Returns, 10 Years [Percent]		[56]
Fidelity Freedom® Index 2040 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2040 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.29%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2040 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2040 Investor: Class Inv	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.12%	[56]
Average Annual Total Returns, 1 Year [Percent]	11.24%	[56]
Average Annual Total Returns, 5 Years [Percent]	9.07%	[56]
Average Annual Total Returns, 10 Years [Percent]	8.21%	[56]
Fidelity Freedom® Index 2040 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2040 Premier: Class Other	[56]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[56]
Current Expenses [Percent]	0.06%	[56]
Average Annual Total Returns, 1 Year [Percent]	11.32%	[56]
Average Annual Total Returns, 5 Years [Percent]		[56]
Average Annual Total Returns, 10 Years [Percent]		[56]
Fidelity Freedom® Index 2045 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2045 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2045 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2045 Investor: Class Inv
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Fidelity Freedom® Index 2045 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2045 Premier: Class Other	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.06%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.71%	[57]
Average Annual Total Returns, 5 Years [Percent]		[57]
Average Annual Total Returns, 10 Years [Percent]		[57]
Fidelity Freedom® Index 2050 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2050 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2050 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2050 Investor: Class Inv	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.12%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.60%	[57]
Average Annual Total Returns, 5 Years [Percent]	9.16%	[57]
Average Annual Total Returns, 10 Years [Percent]	8.25%	[57]
Fidelity Freedom® Index 2050 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2050 Premier: Class Other	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.06%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.74%	[57]
Average Annual Total Returns, 5 Years [Percent]		[57]
Average Annual Total Returns, 10 Years [Percent]		[57]
Fidelity Freedom® Index 2055 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2055 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2055 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2055 Investor: Class Inv	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.12%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.63%	[57]
Average Annual Total Returns, 5 Years [Percent]	9.16%	[57]
Average Annual Total Returns, 10 Years [Percent]	8.25%	[57]
Fidelity Freedom® Index 2055 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2055 Premier: Class Other	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.06%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.71%	[57]
Average Annual Total Returns, 5 Years [Percent]		[57]
Average Annual Total Returns, 10 Years [Percent]		[57]
Fidelity Freedom® Index 2060 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2060 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2060 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2060 Investor: Class Inv	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.12%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.56%	[57]
Average Annual Total Returns, 5 Years [Percent]	9.15%	[57]
Average Annual Total Returns, 10 Years [Percent]		[57]
Fidelity Freedom® Index 2060 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2060 Premier: Class Other	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.06%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.71%	[57]
Average Annual Total Returns, 5 Years [Percent]		[57]
Average Annual Total Returns, 10 Years [Percent]		[57]
Fidelity Freedom® Index 2065 Instl Prm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2065 Instl Prm: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index 2065 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2065 Investor: Class Inv	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.12%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.60%	[57]
Average Annual Total Returns, 5 Years [Percent]		[57]
Average Annual Total Returns, 10 Years [Percent]		[57]
Fidelity Freedom® Index 2065 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2065 Premier: Class Other	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.06%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.66%	[57]
Average Annual Total Returns, 5 Years [Percent]		[57]
Average Annual Total Returns, 10 Years [Percent]		[57]
Fidelity Freedom® Index Inc Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index Inc Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	4.96%
Average Annual Total Returns, 5 Years [Percent]	3.11%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom® Index Income Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index Income Investor: Class Inv	[57]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[57]
Current Expenses [Percent]	0.12%	[57]
Average Annual Total Returns, 1 Year [Percent]	4.83%	[57]
Average Annual Total Returns, 5 Years [Percent]	3.04%	[57]
Average Annual Total Returns, 10 Years [Percent]	3.06%	[57]
Fidelity Freedom® Index Income Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index Income Premier: Class Other	[58]
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)	[58]
Current Expenses [Percent]	0.06%	[58]
Average Annual Total Returns, 1 Year [Percent]	4.97%	[58]
Average Annual Total Returns, 5 Years [Percent]		[58]
Average Annual Total Returns, 10 Years [Percent]		[58]
Fidelity® Inflation-Prot Bd Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Inflation-Prot Bd Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	2.17%
Fidelity® International Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity International Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	4.86%
Fidelity® Intl Sustainability Idx: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Intl Sustainability Idx: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	3.60%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Inv MM Government Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Inv MM Government Instl: Class Inst	[59]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[59]
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	[59]
Current Expenses [Percent]	0.14%	[59],[60]
Average Annual Total Returns, 1 Year [Percent]	5.16%	[59]
Average Annual Total Returns, 5 Years [Percent]	1.85%	[59]
Average Annual Total Returns, 10 Years [Percent]		[59]
Fidelity® Large Cap Growth Idx: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Large Cap Growth Idx: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	35.02%
Average Annual Total Returns, 5 Years [Percent]	18.02%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® Large Cap Value Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Large Cap Value Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® Mid Cap Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Mid Cap Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.48%
Fidelity® Multi-Asset Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Multi-Asset Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.11%	[60]
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Fidelity® Real Estate Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Real Estate Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	(3.66%)
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Fidelity® Small Cap Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Small Cap Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Fidelity® Sustainability Bond Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Sustainability Bond Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® Total International Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Total International Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	4.64%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® Total Market Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Total Market Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	19.20%
Average Annual Total Returns, 5 Years [Percent]	13.43%
Average Annual Total Returns, 10 Years [Percent]	11.90%
Fidelity® US Bond Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity U.S. Bond Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	1.61%
Fidelity® U.S. Sustainability Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity U.S. Sustainability Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	23.86%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Asset Manager Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	7.32%
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Fidelity® VIP Contrafund Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	31.46%
Average Annual Total Returns, 5 Years [Percent]	15.60%
Average Annual Total Returns, 10 Years [Percent]	12.41%	[53]
Fidelity® VIP Equity-Income Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Fidelity® VIP Growth Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Growth Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	32.89%
Average Annual Total Returns, 5 Years [Percent]	18.60%
Average Annual Total Returns, 10 Years [Percent]	15.21%
Fidelity® VIP High Income Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP High Income Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	2.94%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Fidelity® VIP Overseas Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Overseas Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;
Fidelity Management & Research (Japan) Limited;FIL Investments (Japan)
Limited;Fil Investment Advisors;Fidelity Management & Research
	(Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	5.50%
First Eagle Global R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Global R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Mgt, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.05%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]
First Eagle Gold R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Gold R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Mgt, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(10.02%)
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]
First Eagle Overseas R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Overseas R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Mgt, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	2.46%
Average Annual Total Returns, 5 Years [Percent]	5.07%
Average Annual Total Returns, 10 Years [Percent]
First Eagle Small Cap Opportunity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Small Cap Opportunity R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Mgt, LLC
Current Expenses [Percent]	1.01%	[61]
Average Annual Total Returns, 1 Year [Percent]	0.55%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Franklin DynaTech R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin DynaTech R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	36.67%
Average Annual Total Returns, 5 Years [Percent]	14.70%
Average Annual Total Returns, 10 Years [Percent]	14.29%
Franklin Equity Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.50%	[61]
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Franklin Growth Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	22.82%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	12.81%
Franklin Growth Opportunities Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth Opportunities Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.68%	[62]
Average Annual Total Returns, 1 Year [Percent]	33.94%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	11.69%
Franklin Growth Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.58%	[61]
Average Annual Total Returns, 1 Year [Percent]	34.04%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Franklin Growth Opportunities R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth Opportunities R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.19%	[54]
Average Annual Total Returns, 1 Year [Percent]	33.27%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.14%
Franklin Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	22.91%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Franklin Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	22.20%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]	12.25%
Franklin Income Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.46%	[62]
Average Annual Total Returns, 1 Year [Percent]	4.19%
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Franklin Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.41%	[61]
Average Annual Total Returns, 1 Year [Percent]	4.22%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Franklin Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.96%	[54]
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	4.87%
Franklin Intl Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Intl Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.76%	[61]
Average Annual Total Returns, 1 Year [Percent]	0.49%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	5.80%
Franklin Managed Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Managed Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.60%	[61]
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Franklin Mutual Global Discovery R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Franklin Mutual Global Discovery R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	1.45%	[54]
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	6.07%
Franklin Mutual Global Discovery Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Z: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.86%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	6.60%
Franklin Mutual Quest R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Quest R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.72%	[61]
Average Annual Total Returns, 1 Year [Percent]	4.52%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Franklin Real Estate Securities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Real Estate Securities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.57%	[61]
Average Annual Total Returns, 1 Year [Percent]	(4.45%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Franklin Rising Dividends R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.52%	[61]
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	11.18%
Franklin Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.67%	[63]
Average Annual Total Returns, 1 Year [Percent]	14.36%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Franklin Small Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value Adv: Class Adv	[64]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments	[64]
Current Expenses [Percent]	0.73%	[64]
Average Annual Total Returns, 1 Year [Percent]	0.44%	[64]
Average Annual Total Returns, 5 Years [Percent]	8.67%	[64]
Average Annual Total Returns, 10 Years [Percent]	7.39%	[64]
Franklin Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value R6: Class Retirement	[65]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments	[65]
Current Expenses [Percent]	0.59%	[63],[65]
Average Annual Total Returns, 1 Year [Percent]	0.58%	[65]
Average Annual Total Returns, 5 Years [Percent]	8.84%	[65]
Average Annual Total Returns, 10 Years [Percent]	7.59%	[65]
Franklin Small Cap Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value R: Class Retirement	[66]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments	[66]
Current Expenses [Percent]	1.23%	[66]
Average Annual Total Returns, 1 Year [Percent]	(0.07%)	[66]
Average Annual Total Returns, 5 Years [Percent]	8.13%	[66]
Average Annual Total Returns, 10 Years [Percent]	6.86%	[66]
Franklin Small-Mid Cap Growth Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.65%	[62]
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	9.59%
Franklin Small-Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.51%	[63]
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	9.78%
Franklin Small-Mid Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.15%	[54]
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Franklin Strategic Income Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.68%	[67]
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Franklin Strategic Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.55%	[63]
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	2.18%
Franklin Strategic Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.18%	[54]
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Franklin US Government Secs R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin US Government Secs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.51%	[63]
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.77%
Franklin Utilities Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Utilities Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(6.63%)
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Franklin Utilities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Utilities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.49%	[63]
Average Annual Total Returns, 1 Year [Percent]	(6.55%)
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Franklin Utilities R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Utilities R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.06%)
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Frost Credit Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Frost Credit Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.97%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Frost Growth Equity Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Frost Growth Equity Inst: Class Inst
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	39.88%
Average Annual Total Returns, 5 Years [Percent]	15.84%
Average Annual Total Returns, 10 Years [Percent]	14.37%
Frost Total Return Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Frost Total Return Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Goldman Sachs Core Fixed Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	0.38%	[63]
Average Annual Total Returns, 1 Year [Percent]	2.32%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs Emerging Markets Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Emerging Markets Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	1.02%	[63]
Average Annual Total Returns, 1 Year [Percent]	(6.70%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs FS Government Adm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs FS Government Adm: Class Other	[68]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[68]
Current Expenses [Percent]	0.43%	[68]
Average Annual Total Returns, 1 Year [Percent]	4.87%	[68]
Average Annual Total Returns, 5 Years [Percent]	1.70%	[68]
Average Annual Total Returns, 10 Years [Percent]	1.07%	[68]
Goldman Sachs FS Government R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs FS Government R6: Class Retirement	[63]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[63]
Current Expenses [Percent]	0.18%	[63]
Average Annual Total Returns, 1 Year [Percent]	5.13%	[63]
Average Annual Total Returns, 5 Years [Percent]	1.87%	[63]
Average Annual Total Returns, 10 Years [Percent]		[63]
Goldman Sachs FS Government Res: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs FS Government Res: Class Other	[69]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[69]
Current Expenses [Percent]	0.83%	[69]
Average Annual Total Returns, 1 Year [Percent]	4.45%	[69]
Average Annual Total Returns, 5 Years [Percent]	1.47%	[69]
Average Annual Total Returns, 10 Years [Percent]	0.87%	[69]
Goldman Sachs Growth Strategy Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Growth Strategy Instl: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.62%	[67]
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Goldman Sachs Growth Strategy Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Growth Strategy Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.12%	[70]
Average Annual Total Returns, 1 Year [Percent]	10.93%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Goldman Sachs Intl Eq Insghts Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Intl Eq Insghts Instl: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%	[67]
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Goldman Sachs Intl Eq Insghts R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Intl Eq Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.80%	[63]
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs Intl Eq Insghts S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Intl Eq Insghts S: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.31%	[70]
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Goldman Sachs Large Cap Gr Insghts Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.67%	[67]
Average Annual Total Returns, 1 Year [Percent]	29.31%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Goldman Sachs Large Cap Gr Insghts R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.54%	[63]
Average Annual Total Returns, 1 Year [Percent]	29.45%
Average Annual Total Returns, 5 Years [Percent]	15.05%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs Large Cap Gr Insghts Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Gr Insghts Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.05%	[70]
Average Annual Total Returns, 1 Year [Percent]	28.85%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	13.36%
Goldman Sachs Large Cp Val Insghts Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cp Val Insghts Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.68%	[67]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	8.69%
Goldman Sachs Large Cp Val Insghts R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cp Val Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.55%	[63]
Average Annual Total Returns, 1 Year [Percent]	5.73%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs Large Cp Val Insghts Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cp Val Insghts Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%	[70]
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Goldman Sachs Mid Cap Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.91%	[67]
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Goldman Sachs Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.85%	[63]
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs Mid Cap Growth Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.36%	[70]
Average Annual Total Returns, 1 Year [Percent]	9.33%
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Goldman Sachs Mid Cap Value Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Instl: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	4.12%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Goldman Sachs Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.11%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs Mid Cap Value Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	3.60%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Goldman Sachs Satellite Strategies Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.13%	[67]
Average Annual Total Returns, 1 Year [Percent]	3.06%
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	2.95%
Goldman Sachs Satellite Strategies Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies Svc: Class S	[71]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[71]
Current Expenses [Percent]	1.51%	[70],[71]
Average Annual Total Returns, 1 Year [Percent]	2.66%	[71]
Average Annual Total Returns, 5 Years [Percent]	2.41%	[71]
Average Annual Total Returns, 10 Years [Percent]	2.58%	[71]
Goldman Sachs Small Cap Eq Insghts R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	0.84%	[72]
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs Small Cap Value Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Inst: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%	[67]
Average Annual Total Returns, 1 Year [Percent]	(1.52%)
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Goldman Sachs Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%	[72]
Average Annual Total Returns, 1 Year [Percent]	(1.49%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs Small Cap Value Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.50%	[70]
Average Annual Total Returns, 1 Year [Percent]	(2.00%)
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	5.70%
Goldman Sachs Small/Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	6.45%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs Technology Opps Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Technology Opps Inst: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.89%	[67]
Average Annual Total Returns, 1 Year [Percent]	46.76%
Average Annual Total Returns, 5 Years [Percent]	17.59%
Average Annual Total Returns, 10 Years [Percent]	16.10%
Goldman Sachs Technology Opps Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Technology Opps Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.39%	[70]
Average Annual Total Returns, 1 Year [Percent]	46.06%
Average Annual Total Returns, 5 Years [Percent]	17.00%
Average Annual Total Returns, 10 Years [Percent]	15.52%
Goldman Sachs US Equity Insights Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs US Equity Insights Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	0.68%	[67]
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	12.05%
Average Annual Total Returns, 10 Years [Percent]	11.34%
Goldman Sachs US Equity Insights R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs US Equity Insights R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	0.55%	[72]
Average Annual Total Returns, 1 Year [Percent]	17.36%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]
Goldman Sachs US Equity Insights Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs US Equity Insights Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	1.06%	[70]
Average Annual Total Returns, 1 Year [Percent]	16.75%
Average Annual Total Returns, 5 Years [Percent]	11.62%
Average Annual Total Returns, 10 Years [Percent]	10.94%
Guggenheim Macro Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Macro Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.04%	[72]
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Guggenheim Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.58%	[72]
Average Annual Total Returns, 1 Year [Percent]	3.20%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]
GuideStone Funds Aggressive Allc Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Aggressive Allc Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	7.51%
GuideStone Funds Balanced Allc Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Balanced Allc Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.26%
GuideStone Funds Conservative Allc Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Conservative Allc Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	2.84%
GuideStone Funds Defensv Mkt Strats Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Defensv Mkt Strats Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Shenkman Capital Management Inc;American Century Investment Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	7.36%
GuideStone Funds Emerging Mkts Eq Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Emerging Mkts Eq Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.;Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited;
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(1.88%)
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.17%
GuideStone Funds Equity Index Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Equity Index Instl: Class Inst
Portfolio Company Adviser [Text Block]	Legal & General Investment Management America Inc
Portfolio Company Subadviser [Text Block]	Legal & General Investment Management America Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	20.77%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	12.48%
GuideStone Funds Global Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Global Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC;Neuberger Berman Investment Advisers LLC;
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	2.11%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]
GuideStone Funds Global Rl Est Secs Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Global Rl Est Secs Inst: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Heitman Real Estate Securities LLC;RREEF America L.L.C.;
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(2.01%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]
GuideStone Funds Growth Allocation Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Growth Allocation Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	5.79%
GuideStone Funds Growth Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Growth Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC;Parametric Portfolio Associates LLC;William Blair Investment Management, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	34.12%
Average Annual Total Returns, 5 Years [Percent]	13.46%
Average Annual Total Returns, 10 Years [Percent]	12.56%
GuideStone Funds International Eq Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds International Eq Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;WCM Investment Management;AQR Capital Management LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	4.81%
GuideStone Funds Medium-Dur Bd Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Medium-Dur Bd Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC;Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC;Western Asset Management Company, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	2.56%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.76%
GuideStone Funds Small Cap Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Small Cap Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers;
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	1.38%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	7.04%
GuideStone Funds Value Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Value Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	TCW Investment Management Co LLC;London Company of Virginia;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	6.92%
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]	8.57%
Harbor Capital Appreciation Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Harbor Capital Appreciation Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.59%	[73]
Average Annual Total Returns, 1 Year [Percent]	44.69%
Average Annual Total Returns, 5 Years [Percent]	16.71%
Average Annual Total Returns, 10 Years [Percent]
Harbor Core Bond Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Harbor Core Bond Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Income Research & Management
Portfolio Company Subadviser [Text Block]	Income Research & Management
Current Expenses [Percent]	0.26%	[73]
Average Annual Total Returns, 1 Year [Percent]	2.11%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]
Harbor Mid Cap Value Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Harbor Mid Cap Value Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	LSV Asset Management
Portfolio Company Subadviser [Text Block]	LSV Asset Management
Current Expenses [Percent]	0.77%	[73]
Average Annual Total Returns, 1 Year [Percent]	5.73%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]
Hartford Balanced Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Balanced Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	3.18%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]
Hartford Climate Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Climate Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Investment Management Co
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.;
Current Expenses [Percent]	0.69%	[73]
Average Annual Total Returns, 1 Year [Percent]	(1.16%)
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]
Hartford Core Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Core Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	18.35%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]
Hartford Dividend and Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Dividend and Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	12.29%
Average Annual Total Returns, 10 Years [Percent]
Hartford Growth Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Growth Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	33.04%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]
Hartford International Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]
Hartford International Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford International Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.81%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]
Hartford MidCap R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford MidCap R3: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	3.79%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Hartford MidCap R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford MidCap R4: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	4.14%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Hartford MidCap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford MidCap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.54%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]
Hartford Schroders International Stk SDR: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Schroders International Stk SDR: Class Retirement
Portfolio Company Adviser [Text Block]	Schroders Investment Mgt North America
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]
Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement
Portfolio Company Adviser [Text Block]	Schroders Investment Mgt North America
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.49%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]
Hartford Schroders US MidCap Opps R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Schroders US MidCap Opps R4: Class Retirement
Portfolio Company Adviser [Text Block]	Schroders Investment Mgt North America
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]
Hartford Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	3.45%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]
Hartford World Bond R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford World Bond R4: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	1.60%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Hartford World Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford World Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	1.95%
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]
Impax Global Environmental Markets Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Impax Global Environmental Markets Inv: Class Inv
Portfolio Company Adviser [Text Block]	Impax Asset Management Ltd
Portfolio Company Subadviser [Text Block]	Impax Asset Management Ltd
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.81%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Impax Sustainable Allocation Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Impax Sustainable Allocation Inv: Class Inv
Portfolio Company Adviser [Text Block]	Impax Asset Management
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Invesco Active Allocation A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Active Allocation A: Class A
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	5.65%
Invesco Active Allocation Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Active Allocation Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	5.90%
Invesco American Franchise A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco American Franchise A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	36.25%
Average Annual Total Returns, 5 Years [Percent]	14.83%
Average Annual Total Returns, 10 Years [Percent]	12.41%
Invesco Comstock A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.18%
Average Annual Total Returns, 5 Years [Percent]	11.43%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Invesco Comstock R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	9.78%
Invesco Comstock R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	5.95%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Invesco Comstock Select A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock Select A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.95%	[70]
Average Annual Total Returns, 1 Year [Percent]	6.22%
Average Annual Total Returns, 5 Years [Percent]	12.12%
Average Annual Total Returns, 10 Years [Percent]	9.38%
Invesco Comstock Select Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock Select Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.71%	[74]
Average Annual Total Returns, 1 Year [Percent]	6.49%
Average Annual Total Returns, 5 Years [Percent]	12.40%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Invesco Core Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Core Bond A: Class A
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.71%	[70]
Average Annual Total Returns, 1 Year [Percent]	1.71%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	1.75%
Invesco Core Bond Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Core Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.46%	[74]
Average Annual Total Returns, 1 Year [Percent]	1.94%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Invesco Core Plus Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.46%	[75]
Average Annual Total Returns, 1 Year [Percent]	2.40%
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	2.57%
Invesco Corporate Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Corporate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	3.44%
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Invesco Developing Markets A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Developing Markets A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(4.25%)
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.78%
Invesco Developing Markets R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Developing Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(3.87%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.20%
Invesco Developing Markets Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Developing Markets Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(4.00%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	2.03%
Invesco Discovery Mid Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	9.62%
Invesco Discovery Mid Cap Growth R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco Discovery Mid Cap Growth R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth R6: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	11.29%
Average Annual Total Returns, 10 Years [Percent]	10.07%
Invesco Diversified Dividend A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Diversified Dividend A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Invesco Diversified Dividend Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Diversified Dividend Investor: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.84%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Invesco Diversified Dividend R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Diversified Dividend R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	5.12%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Invesco EQV International Equity R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV International Equity R5: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Invesco EQV International Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Invesco EQV International Equity R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV International Equity R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	5.97%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.08%
Invesco EQV Intl Small Company R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV Intl Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Invesco Energy A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Energy A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(3.86%)
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	(1.41%)
Invesco Equally-Wtd S&P 500 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Equally-Wtd S&P 500 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Capital Management LLC
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Invesco Floating Rate ESG A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.82%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Invesco Floating Rate ESG R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Invesco Floating Rate ESG Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	3.86%
Invesco Global A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	25.05%
Average Annual Total Returns, 5 Years [Percent]	10.33%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Invesco Global Opportunities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Opportunities A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	0.57%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Invesco Global Opportunities R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.95%
Average Annual Total Returns, 5 Years [Percent]	0.73%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Invesco Global Opportunities Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Opportunities Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	0.82%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	5.99%
Invesco Global R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	25.48%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Invesco Global Strategic Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Strategic Income A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.10%	[76]
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	0.47%
Average Annual Total Returns, 10 Years [Percent]	1.40%
Invesco Global Strategic Income Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.86%	[74]
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	1.63%
Invesco Global Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	25.34%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Invesco Gold & Special Minerals A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals A: Class A
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(14.31%)
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Invesco Gold & Special Minerals R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Invesco Gold & Special Minerals Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(14.13%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Invesco Health Care A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Health Care A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Invesco Health Care Invstor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Health Care Invstor: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Invesco Income Advantage Intl A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Income Advantage Intl A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.24%	[76]
Average Annual Total Returns, 1 Year [Percent]	7.57%
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Invesco Income Advantage Intl R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Income Advantage Intl R5: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.99%	[77]
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	2.98%
Invesco International Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Bond A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	2.85%
Average Annual Total Returns, 5 Years [Percent]	(0.97%)
Average Annual Total Returns, 10 Years [Percent]	0.72%
Invesco International Bond R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	3.41%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	1.14%
Invesco International Bond Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	(0.71%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
Invesco International Small-Mid Com A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	0.59%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	6.66%
Invesco International Small-Mid Com R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	0.97%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Invesco International Small-Mid Com R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	0.34%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Invesco International Small-Mid Com Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Invesco Main Street All Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Main Street All Cap A: Class A
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	21.08%
Average Annual Total Returns, 5 Years [Percent]	13.47%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Invesco Main Street All Cap Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	21.34%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Invesco Main Street Mid Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Invesco Main Street Mid Cap Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Invesco Oppenheimer International Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Gr A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	4.30%
Invesco Oppenheimer International Gr R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	4.73%
Invesco Oppenheimer International Gr Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Gr Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Invesco Senior Floating Rate A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Senior Floating Rate A: Class A
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	1.07%	[78]
Average Annual Total Returns, 1 Year [Percent]	9.83%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Invesco Senior Floating Rate R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Senior Floating Rate R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	3.39%
Invesco Senior Floating Rate Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Senior Floating Rate Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.82%	[77]
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	3.30%
Invesco Small Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	2.65%
Average Annual Total Returns, 5 Years [Percent]	6.17%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Invesco Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Invesco Small Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	2.39%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Invesco Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	16.89%
Average Annual Total Returns, 10 Years [Percent]
Invesco SteelPath MLP Income R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco SteelPath MLP Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	OFI SteelPath, Inc.
Current Expenses [Percent]	4.57%	[79]
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	3.90%
Invesco Technology A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Technology A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	41.10%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	12.43%
Invesco Value Opportunities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Invesco Value Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	8.21%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]
Invesco Value Opportunities R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Invesco Value Opportunities Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	9.45%
JH Adaptive Risk Mgd U.S. Eq S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	JH Adaptive Risk Mgd U.S. Eq S: Class S
Portfolio Company Adviser [Text Block]	Intech
Current Expenses [Percent]	1.04%	[80]
Average Annual Total Returns, 1 Year [Percent]	9.56%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	9.04%
JHancock 2010 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.37%	[81]
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	4.71%
JHancock 2015 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.37%	[81]
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	5.05%
JHancock 2020 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.36%	[81]
Average Annual Total Returns, 1 Year [Percent]	5.24%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	5.57%
JHancock 2025 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.35%	[81]
Average Annual Total Returns, 1 Year [Percent]	5.65%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	6.29%
JHancock 2030 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.33%	[81]
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	6.94%
JHancock 2035 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[81]
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	7.51%
JHancock 2040 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[81]
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	8.03%
JHancock 2045 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[81]
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	8.23%
JHancock Balanced R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.62%	[82]
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	7.91%
JHancock Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.36%	[82]
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.47%
JHancock Disciplined Value Mid Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Disciplined Value Mid Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Boston Partners Global Investors, Inc
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc
Current Expenses [Percent]	0.75%	[82]
Average Annual Total Returns, 1 Year [Percent]	6.31%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	9.77%
JHancock ESG Core Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock ESG Core Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Breckinridge Capital Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Breckinridge Capital Advisors, Inc
Current Expenses [Percent]	0.46%	[82]
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]
JHancock ESG International Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock ESG International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Boston Common Asset Management
Portfolio Company Subadviser [Text Block]	Boston Common Asset Management, LLC
Current Expenses [Percent]	0.86%	[82]
Average Annual Total Returns, 1 Year [Percent]	0.29%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]
JHancock ESG Large Cap Core R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock ESG Large Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	Trillium Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Trillium Asset Management LLC
Current Expenses [Percent]	0.76%	[82]
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	13.56%
Average Annual Total Returns, 10 Years [Percent]
JHancock Fundamental Large Cap Core R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Fundamental Large Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.65%	[82]
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	11.37%
JHancock International Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	6.21%
Average Annual Total Returns, 10 Years [Percent]
JHancock Investment Grade Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Investment Grade Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.39%	[82]
Average Annual Total Returns, 1 Year [Percent]	2.45%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]
JHancock Multi-Index 2050 Lifetime R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[82]
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	8.29%
JHancock Multi-Index 2055 Lifetime R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2055 Lifetime Blend Pft R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[82]
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]
JHancock Multi-Index 2060 Lifetime R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2060 Lifetime Blend Pft R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[82]
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]
JHancock Multimanager Lifestyle Agrsv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	7.81%
JHancock Multimanager Lifestyle Bal R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Bal R6: Class Retirement
Portfolio Company Adviser [Text Block]	Manulife Investment Management (US) LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	5.87%
JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement
Portfolio Company Adviser [Text Block]	Manulife Investment Management (US) LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	3.32%
JHancock Multimanager Lifestyle Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Manulife Investment Management (US) LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.08%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	6.96%
JHancock Multimanager Lifestyle Mod R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Mod R6: Class Retirement
Portfolio Company Adviser [Text Block]	Manulife Investment Management (US) LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.07%
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	4.64%
JHancock US Global Leaders Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock US Global Leaders Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Sustainable Growth Advisers, LP
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Current Expenses [Percent]	0.77%	[83]
Average Annual Total Returns, 1 Year [Percent]	22.79%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	12.80%
JPMorgan Core Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Core Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.34%	[83]
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	1.97%
JPMorgan Core Plus Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.38%	[83]
Average Annual Total Returns, 1 Year [Percent]	2.79%
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	2.23%
JPMorgan Emerging Markets Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Emerging Markets Equity R6: Class Retirement	[84]
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc	[84]
Current Expenses [Percent]	0.79%	[83],[84]
Average Annual Total Returns, 1 Year [Percent]	(6.63%)	[84]
Average Annual Total Returns, 5 Years [Percent]	2.11%	[84]
Average Annual Total Returns, 10 Years [Percent]	4.36%	[84]
JPMorgan Equity Income R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Equity Income R4: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Equity Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	9.97%
Average Annual Total Returns, 10 Years [Percent]	9.94%
JPMorgan Global Allocation R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Global Allocation R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Chase Bank, N.A.
Current Expenses [Percent]	0.66%	[83]
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Global Bond Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Global Bond Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.50%	[83]
Average Annual Total Returns, 1 Year [Percent]	4.19%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.67%
JPMorgan Government Bond R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Government Bond R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.55%	[80]
Average Annual Total Returns, 1 Year [Percent]	1.28%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Government Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Government Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.30%	[83]
Average Annual Total Returns, 1 Year [Percent]	1.44%
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Income Builder R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Income Builder R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.52%	[83]
Average Annual Total Returns, 1 Year [Percent]	4.64%
Average Annual Total Returns, 5 Years [Percent]	4.15%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Income R6: Class Retirement	[85]
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management (Japan) Ltd	[85]
Current Expenses [Percent]	0.39%	[85]
Average Annual Total Returns, 1 Year [Percent]	5.02%	[85]
Average Annual Total Returns, 5 Years [Percent]	2.92%	[85]
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Large Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.44%	[85]
Average Annual Total Returns, 1 Year [Percent]	32.59%
Average Annual Total Returns, 5 Years [Percent]	19.75%
Average Annual Total Returns, 10 Years [Percent]	16.36%
JPMorgan Large Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.44%	[85]
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	10.97%
JPMorgan Mid Cap Growth R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.95%	[80]
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.70%	[85]
Average Annual Total Returns, 1 Year [Percent]	14.61%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	11.52%
JPMorgan Mid Cap Value R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Value R4: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.90%	[80]
Average Annual Total Returns, 1 Year [Percent]	3.17%
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.65%	[85]
Average Annual Total Returns, 1 Year [Percent]	3.46%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Small Cap Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity I: Class Inst
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.99%	[85]
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	8.50%
JPMorgan Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth R6: Class Retirement	[86]
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc	[86]
Current Expenses [Percent]	0.74%	[85],[86]
Average Annual Total Returns, 1 Year [Percent]	1.35%	[86]
Average Annual Total Returns, 5 Years [Percent]	7.09%	[86]
Average Annual Total Returns, 10 Years [Percent]	8.82%	[86]
JPMorgan Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.74%	[85]
Average Annual Total Returns, 1 Year [Percent]	1.10%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	6.62%
JPMorgan SmartRetirement® 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.34%	[85]
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.34%	[85]
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.35%	[85]
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.39%	[85]
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.40%	[85]
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.41%	[85]
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.41%	[85]
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.41%	[85]
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.40%	[85]
Average Annual Total Returns, 1 Year [Percent]	12.25%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[80]
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	5.01%
JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[80]
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	7.68%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	5.78%
JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[80]
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	8.79%
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	6.52%
JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[80]
Average Annual Total Returns, 1 Year [Percent]	9.59%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	7.19%
JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[80]
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	10.67%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	7.70%
JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[88]
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	7.97%
JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[88]
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	8.02%
JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[88]
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	8.04%
JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[88]
Average Annual Total Returns, 1 Year [Percent]	11.13%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[88]
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend Income R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend IncomeR4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[88]
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan SmartRetirement® Blend Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend IncomeR6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[87]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	4.28%
JPMorgan SmartRetirement® Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.34%	[87]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Smartretirement® 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Smartretirement® 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[87]
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
JPMorgan US Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan US Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.44%	[87]
Average Annual Total Returns, 1 Year [Percent]	21.50%
Average Annual Total Returns, 5 Years [Percent]	15.72%
Average Annual Total Returns, 10 Years [Percent]	13.12%
JPMorgan US Small Company R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan US Small Company R4: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	3.49%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan US Small Company R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan US Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.72%	[87]
Average Annual Total Returns, 1 Year [Percent]	3.77%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	7.71%
JPMorgan Value Advantage R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Value Advantage R4: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.80%	[88]
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Value Advantage R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Value Advantage R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.55%	[87]
Average Annual Total Returns, 1 Year [Percent]	5.11%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]
Janus Henderson Balanced N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.50%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Janus Henderson Balanced R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Janus Henderson Developed World Bond N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Developed World Bond N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors Ltd
Current Expenses [Percent]	0.57%	[89]
Average Annual Total Returns, 1 Year [Percent]	1.75%
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]
Janus Henderson Enterprise A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Janus Henderson Enterprise N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	8.46%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Janus Henderson Enterprise S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Janus Henderson Flexible Bond N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	2.37%
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Janus Henderson Forty A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.24%
Average Annual Total Returns, 5 Years [Percent]	15.35%
Average Annual Total Returns, 10 Years [Percent]	14.13%
Janus Henderson Forty R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	32.67%
Average Annual Total Returns, 5 Years [Percent]	14.88%
Average Annual Total Returns, 10 Years [Percent]	13.70%
Janus Henderson Glb Tech and Innovt N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Glb Tech and Innovt N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	45.52%
Average Annual Total Returns, 5 Years [Percent]	18.93%
Average Annual Total Returns, 10 Years [Percent]
Janus Henderson Global Equity Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Equity Income A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors Ltd
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.69%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	4.23%
Janus Henderson Global Equity Income N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Equity Income N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors Ltd
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]
Janus Henderson Global Equity Income S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Equity Income S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	3.51%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]
Janus Henderson Global Life Sciences N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Life Sciences N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	10.10%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]
Janus Henderson Global Life Sciences S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Life Sciences S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	9.52%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Janus Henderson Global Life Sciences T: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Life Sciences T: Class Other
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.83%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	10.94%
Janus Henderson Growth And Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Growth And Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.37%	[77]
Average Annual Total Returns, 1 Year [Percent]	14.93%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Janus Henderson Mid Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	2.50%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Janus Henderson Mid Cap Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	2.14%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Janus Henderson Multi-Sector Income N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Multi-Sector Income N: Class N
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.80%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]
Janus Henderson Overseas N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	1.34%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	4.10%
Janus Henderson Research A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Research A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	37.96%
Average Annual Total Returns, 5 Years [Percent]	15.57%
Average Annual Total Returns, 10 Years [Percent]	13.06%
Janus Henderson Research S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Research S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	37.70%
Average Annual Total Returns, 5 Years [Percent]	15.36%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Janus Henderson Small Cap Value N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Small Cap Value N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	3.51%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	6.96%
Janus Henderson Small Cap Value S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Small Cap Value S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.01%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Janus Henderson Triton A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Triton A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.32%	[80]
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Janus Henderson Triton N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Triton N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Janus Henderson Triton S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Triton S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	3.15%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Janus Henderson VIT Balanced Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Balanced Svc: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Janus Henderson VIT Flexible Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Flexible Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.57%	[80]
Average Annual Total Returns, 1 Year [Percent]	2.21%
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	1.80%
Janus Henderson VIT Global Rsrch Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Rsrch Instl: Class Inst
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.32%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Janus Henderson Venture N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Venture N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	4.07%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Knights of Columbus Core Bond I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus Core Bond I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors
Current Expenses [Percent]	0.50%	[87]
Average Annual Total Returns, 1 Year [Percent]	1.59%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]
Knights of Columbus International Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus International Eq I: Class Inst
Portfolio Company Adviser [Text Block]	Boston Advisors
Current Expenses [Percent]	1.10%	[90]
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]
Knights of Columbus Large Cap Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus Large Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	Boston Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	32.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]
Knights of Columbus Large Cap Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus Large Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	Boston Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]
Knights of Columbus Small Cap I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus Small Cap I: Class Inst
Portfolio Company Adviser [Text Block]	Boston Advisors
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	4.54%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]
Lazard Developing Markets Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lazard Developing Markets Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%	[90]
Average Annual Total Returns, 1 Year [Percent]	(5.66%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	2.01%
Loomis Sayles Bond N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond N: Class N
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	3.81%
Average Annual Total Returns, 5 Years [Percent]	1.56%
Average Annual Total Returns, 10 Years [Percent]	2.19%
Loomis Sayles Small Cap Growth N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth N: Class N
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Lord Abbett Affiliated R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Affiliated R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Bond-Debenture R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	3.28%
Lord Abbett Bond Debenture R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Bond Debenture R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	4.13%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Developing Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth R3: Class Retirement	[91]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[91]
Current Expenses [Percent]	1.17%	[91]
Average Annual Total Returns, 1 Year [Percent]	0.41%	[91]
Average Annual Total Returns, 5 Years [Percent]	5.67%	[91]
Average Annual Total Returns, 10 Years [Percent]	6.39%	[91]
Lord Abbett Developing Growth R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	0.87%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Developing Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	0.98%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Dividend Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Lord Abbett Dividend Growth R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	12.63%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Focused Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Focused Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%	[90]
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Fundamental Equity R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Lord Abbett Fundamental Equity R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Growth Leaders R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Leaders R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	31.37%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	12.83%
Lord Abbett Growth Leaders R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Leaders R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	32.03%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Growth Opportunities R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.21%	[92]
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Lord Abbett Growth Opportunities R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.71%	[88]
Average Annual Total Returns, 1 Year [Percent]	8.11%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett High Yield R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett High Yield R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Lord Abbett High Yield R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett High Yield R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.61%
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett High Yield R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett High Yield R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	2.39%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett International Opp R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett International Opp R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Lord Abbett International Opp R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett International Opp R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	4.26%
Average Annual Total Returns, 5 Years [Percent]	5.07%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett International Opp R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett International Opp R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Mid Cap Stock R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock R3: Class Retirement	[93]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[93]
Current Expenses [Percent]	1.26%	[93]
Average Annual Total Returns, 1 Year [Percent]	7.76%	[93]
Average Annual Total Returns, 5 Years [Percent]	8.44%	[93]
Average Annual Total Returns, 10 Years [Percent]	6.81%	[93]
Lord Abbett Mid Cap Stock R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Mid Cap Stock R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Small Cap Value R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Small Cap Value R3: Class Retirement	[93]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[93]
Current Expenses [Percent]	1.48%	[93]
Average Annual Total Returns, 1 Year [Percent]	7.26%	[93]
Average Annual Total Returns, 5 Years [Percent]	5.48%	[93]
Average Annual Total Returns, 10 Years [Percent]	5.31%	[93]
Lord Abbett Small Cap Value R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Small Cap Value R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Total Return R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	2.37%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Lord Abbett Total Return R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Total Return R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	2.98%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Value Opportunities R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Lord Abbett Value Opportunities R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett Value Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]
MFS Aggressive Growth Allocation R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Aggressive Growth Allocation R2: Class Retirement	[93]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[93]
Current Expenses [Percent]	1.27%	[92],[93]
Average Annual Total Returns, 1 Year [Percent]	8.20%	[93]
Average Annual Total Returns, 5 Years [Percent]	9.32%	[93]
Average Annual Total Returns, 10 Years [Percent]	8.18%	[93]
MFS Aggressive Growth Allocation R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Aggressive Growth Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.02%	[94]
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	8.45%
MFS Conservative Allocation R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Conservative Allocation R2: Class Retirement	[93]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[93]
Current Expenses [Percent]	1.09%	[93]
Average Annual Total Returns, 1 Year [Percent]	5.61%	[93]
Average Annual Total Returns, 5 Years [Percent]	4.97%	[93]
Average Annual Total Returns, 10 Years [Percent]	4.45%	[93]
MFS Conservative Allocation R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Conservative Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.92%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	4.71%
MFS Core Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Core Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.57%	[95]
Average Annual Total Returns, 1 Year [Percent]	17.13%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	12.21%
MFS Emerging Markets Debt R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Emerging Markets Debt R2: Class Retirement	[93]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[93]
Current Expenses [Percent]	1.31%	[92],[93]
Average Annual Total Returns, 1 Year [Percent]	4.81%	[93]
Average Annual Total Returns, 5 Years [Percent]	0.99%	[93]
Average Annual Total Returns, 10 Years [Percent]	2.49%	[93]
MFS Emerging Markets Debt R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Emerging Markets Debt R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.06%	[94]
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	2.75%
MFS Emerging Markets Debt R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Emerging Markets Debt R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.70%	[95]
Average Annual Total Returns, 1 Year [Percent]	5.45%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	3.10%
MFS Global Opportunistic Bd R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Global Opportunistic Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.60%	[95]
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.68%
MFS Global Real Estate R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Global Real Estate R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.85%	[95]
Average Annual Total Returns, 1 Year [Percent]	(2.81%)
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	6.05%
MFS Growth Allocation R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Growth Allocation R2: Class Retirement	[93]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[93]
Current Expenses [Percent]	1.21%	[92],[93]
Average Annual Total Returns, 1 Year [Percent]	7.78%	[93]
Average Annual Total Returns, 5 Years [Percent]	8.17%	[93]
Average Annual Total Returns, 10 Years [Percent]	7.14%	[93]
MFS Growth Allocation R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Growth Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.96%	[94]
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	7.41%
MFS Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.50%	[95]
Average Annual Total Returns, 1 Year [Percent]	31.97%
Average Annual Total Returns, 5 Years [Percent]	15.16%
Average Annual Total Returns, 10 Years [Percent]	13.79%
MFS International Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.71%	[95]
Average Annual Total Returns, 1 Year [Percent]	5.55%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	7.04%
MFS International Intrinsic Value R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Intrinsic Value R2: Class Retirement	[93]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[93]
Current Expenses [Percent]	1.28%	[92],[93]
Average Annual Total Returns, 1 Year [Percent]	7.66%	[93]
Average Annual Total Returns, 5 Years [Percent]	7.08%	[93]
Average Annual Total Returns, 10 Years [Percent]	6.95%	[93]
MFS International Intrinsic Value R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Intrinsic Value R3: Class Retirement	[96]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[96]
Current Expenses [Percent]	1.03%	[94],[96]
Average Annual Total Returns, 1 Year [Percent]	7.94%	[96]
Average Annual Total Returns, 5 Years [Percent]	7.35%	[96]
Average Annual Total Returns, 10 Years [Percent]	7.22%	[96]
MFS International Intrinsic Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Intrinsic Value R6: Class Retirement	[97]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[97]
Current Expenses [Percent]	0.67%	[95],[97]
Average Annual Total Returns, 1 Year [Percent]	8.35%	[97]
Average Annual Total Returns, 5 Years [Percent]	7.73%	[97]
Average Annual Total Returns, 10 Years [Percent]	7.60%	[97]
MFS International New Discovery A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International New Discovery A: Class A	[96]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[96]
Current Expenses [Percent]	1.31%	[94],[96]
Average Annual Total Returns, 1 Year [Percent]	2.22%	[96]
Average Annual Total Returns, 5 Years [Percent]	3.29%	[96]
Average Annual Total Returns, 10 Years [Percent]	4.39%	[96]
MFS International New Discovery R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International New Discovery R2: Class Retirement	[93]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[93]
Current Expenses [Percent]	1.56%	[92],[93]
Average Annual Total Returns, 1 Year [Percent]	1.99%	[93]
Average Annual Total Returns, 5 Years [Percent]	3.03%	[93]
Average Annual Total Returns, 10 Years [Percent]	4.13%	[93]
MFS International New Discovery R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International New Discovery R6: Class Retirement	[97]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[97]
Current Expenses [Percent]	0.92%	[95],[97]
Average Annual Total Returns, 1 Year [Percent]	2.64%	[97]
Average Annual Total Returns, 5 Years [Percent]	3.68%	[97]
Average Annual Total Returns, 10 Years [Percent]	4.78%	[97]
MFS Intl Diversification R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Intl Diversification R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.73%	[95]
Average Annual Total Returns, 1 Year [Percent]	3.81%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]
MFS Massachusetts Inv Gr Stk R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Massachusetts Inv Gr Stk R2: Class Retirement	[93]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[93]
Current Expenses [Percent]	0.96%	[93]
Average Annual Total Returns, 1 Year [Percent]	17.82%	[93]
Average Annual Total Returns, 5 Years [Percent]	14.87%	[93]
Average Annual Total Returns, 10 Years [Percent]	12.97%	[93]
MFS Massachusetts Inv Gr Stk R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Massachusetts Inv Gr Stk R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	15.16%
Average Annual Total Returns, 10 Years [Percent]	13.26%
MFS Massachusetts Inv Gr Stk R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Massachusetts Inv Gr Stk R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	15.55%
Average Annual Total Returns, 10 Years [Percent]	13.65%
MFS Mid Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.04%	[94]
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	11.00%
MFS Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.66%	[98]
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	11.39%
MFS Mid Cap Value R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Value R2: Class Retirement	[99]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[99]
Current Expenses [Percent]	1.24%	[99],[100]
Average Annual Total Returns, 1 Year [Percent]	2.74%	[99]
Average Annual Total Returns, 5 Years [Percent]	9.85%	[99]
Average Annual Total Returns, 10 Years [Percent]	8.31%	[99]
MFS Mid Cap Value R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Value R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.99%	[94]
Average Annual Total Returns, 1 Year [Percent]	3.03%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	8.58%
MFS Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.62%	[98]
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	9.01%
MFS Moderate Allocation R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Moderate Allocation R2: Class Retirement	[99]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[99]
Current Expenses [Percent]	1.15%	[99]
Average Annual Total Returns, 1 Year [Percent]	6.57%	[99]
Average Annual Total Returns, 5 Years [Percent]	6.58%	[99]
Average Annual Total Returns, 10 Years [Percent]	5.82%	[99]
MFS Moderate Allocation R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Moderate Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	6.08%
MFS New Discovery R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS New Discovery R2: Class Retirement	[99]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[99]
Current Expenses [Percent]	1.54%	[99],[100]
Average Annual Total Returns, 1 Year [Percent]	1.36%	[99]
Average Annual Total Returns, 5 Years [Percent]	7.65%	[99]
Average Annual Total Returns, 10 Years [Percent]	7.33%	[99]
MFS New Discovery R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS New Discovery R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.29%	[101]
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.59%
MFS Technology R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Technology R2: Class Retirement	[99]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[99]
Current Expenses [Percent]	1.39%	[99],[100]
Average Annual Total Returns, 1 Year [Percent]	46.86%	[99]
Average Annual Total Returns, 5 Years [Percent]	15.80%	[99]
Average Annual Total Returns, 10 Years [Percent]	15.70%	[99]
MFS Technology R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Technology R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.14%	[101]
Average Annual Total Returns, 1 Year [Percent]	47.21%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	15.99%
MFS Technology R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Technology R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.80%	[98]
Average Annual Total Returns, 1 Year [Percent]	47.72%
Average Annual Total Returns, 5 Years [Percent]	16.50%
Average Annual Total Returns, 10 Years [Percent]	16.39%
MFS Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.36%	[98]
Average Annual Total Returns, 1 Year [Percent]	3.35%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	2.10%
MFS Total Return R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Total Return R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.39%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	6.86%
MFS Utilities R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Utilities R2: Class Retirement	[99]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[99]
Current Expenses [Percent]	1.25%	[99],[100]
Average Annual Total Returns, 1 Year [Percent]	(7.13%)	[99]
Average Annual Total Returns, 5 Years [Percent]	5.58%	[99]
Average Annual Total Returns, 10 Years [Percent]	5.45%	[99]
MFS Utilities R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Utilities R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.00%	[101]
Average Annual Total Returns, 1 Year [Percent]	(6.87%)
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	5.71%
MFS Utilities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Utilities R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.66%	[98]
Average Annual Total Returns, 1 Year [Percent]	(6.54%)
Average Annual Total Returns, 5 Years [Percent]	6.21%
Average Annual Total Returns, 10 Years [Percent]	6.07%
MFS Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Value A: Class A
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.79%	[101]
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	8.96%
MFS Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.44%	[98]
Average Annual Total Returns, 1 Year [Percent]	5.81%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.35%
MainStay WMC Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay WMC Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
MainStay Winslow Large Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay Winslow Large Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Winslow Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.63%	[95]
Average Annual Total Returns, 1 Year [Percent]	39.35%
Average Annual Total Returns, 5 Years [Percent]	16.64%
Average Annual Total Returns, 10 Years [Percent]	14.40%
Manning & Napier Pro-Blend Cnsrv Term S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Cnsrv Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	3.63%
Manning & Napier Pro-Blend Extnd Term S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Extnd Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.61%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Manning & Napier Pro-Blend Max Term S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Max Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	1.10%	[94]
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Manning & Napier Pro-Blend Mod Term S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Mod Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	4.29%
MassMutual Small Cap Gr Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Small Cap Gr Eq I: Class Inst
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; Invesco Advisers, Inc.;
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	9.12%
MassMutual Total Return Bond I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Total Return Bond I: Class Inst
Portfolio Company Adviser [Text Block]	TCW Group
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.33%	[95]
Average Annual Total Returns, 1 Year [Percent]	2.21%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.66%
Metropolitan West Total Return Bd Plan: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Metropolitan West Total Return Bd Plan: Class Other
Portfolio Company Adviser [Text Block]	TCW Group
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	1.75%
Monteagle Opportunity Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Monteagle Opportunity Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	Henssler Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Gw Henssler & Associates Ltd
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	4.96%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	8.85%
Monteagle Opportunity Equity Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Monteagle Opportunity Equity Inv: Class Inv
Portfolio Company Adviser [Text Block]	Henssler Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Gw Henssler & Associates Ltd
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Nationwide Geneva Mid Cap Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Geneva Mid Cap Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Geneva Capital Management
Portfolio Company Subadviser [Text Block]	Geneva Capital Management, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	10.05%
Nationwide Geneva Small Cap Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Geneva Small Cap Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Geneva Capital Management
Portfolio Company Subadviser [Text Block]	Geneva Capital Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Mellon Investments Corporation
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	15.60%
Average Annual Total Returns, 10 Years [Percent]	14.34%
Neuberger Berman Emerg Mkts Eq A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Emerg Mkts Eq A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.52%	[101]
Average Annual Total Returns, 1 Year [Percent]	(4.84%)
Average Annual Total Returns, 5 Years [Percent]	(1.47%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
Neuberger Berman Emerg Mkts Eq R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Emerg Mkts Eq R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.93%	[100]
Average Annual Total Returns, 1 Year [Percent]	(5.21%)
Average Annual Total Returns, 5 Years [Percent]	(1.87%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
Neuberger Berman Focus Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Focus Adv: Class Adv
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Neuberger Berman High Income Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman High Income Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	3.60%
Neuberger Berman Intrinsic Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Intrinsic Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	0.16%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]
Neuberger Berman Large Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Large Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(4.62%)
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.43%
Neuberger Berman Large Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(4.05%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]
Neuberger Berman M/C Intrinsic Val A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman M/C Intrinsic Val A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.21%	[101]
Average Annual Total Returns, 1 Year [Percent]	1.60%
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	6.17%
Neuberger Berman M/C Intrinsic Val R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman M/C Intrinsic Val R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.46%	[100]
Average Annual Total Returns, 1 Year [Percent]	1.31%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	5.90%
Neuberger Berman Small Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.27%	[101]
Average Annual Total Returns, 1 Year [Percent]	5.72%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	9.14%
Neuberger Berman Small Cap Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.52%	[100]
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Neuberger Berman Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.81%	[98]
Average Annual Total Returns, 1 Year [Percent]	6.22%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]
Neuberger Berman Strategic Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Strategic Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.50%	[98]
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Neuberger Berman Sustainable Eq A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	23.05%
Average Annual Total Returns, 5 Years [Percent]	12.53%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Neuberger Berman Sustainable Eq R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	22.69%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	10.38%
Neuberger Berman Sustainable Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	23.58%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	11.16%
North Square Multi Strategy A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	North Square Multi Strategy A: Class A
Portfolio Company Adviser [Text Block]	Oak Ridge Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	9.20%
North Square Multi Strategy I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	North Square Multi Strategy I: Class Inst
Portfolio Company Adviser [Text Block]	Oak Ridge Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	9.51%
North Square Spectrum Alpha Fund A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund A: Class A
Portfolio Company Adviser [Text Block]	Oak Ridge Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.26%
Average Annual Total Returns, 1 Year [Percent]	10.60%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	6.09%
North Square Spectrum Alpha I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	North Square Spectrum Alpha I: Class Inst
Portfolio Company Adviser [Text Block]	Oak Ridge Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.01%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	6.50%
Northern Small Cap Value: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Northern Small Cap Value: Class No Load
Portfolio Company Adviser [Text Block]	Northern Trust Asset Management
Current Expenses [Percent]	1.00%	[101]
Average Annual Total Returns, 1 Year [Percent]	3.59%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Northern US Quality ESG K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Northern US Quality ESG K: Class Other
Portfolio Company Adviser [Text Block]	Northern Trust Asset Management
Current Expenses [Percent]	0.39%	[102]
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]
Nuveen Dividend Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Dividend Value A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.96%	[101]
Average Annual Total Returns, 1 Year [Percent]	4.54%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Nuveen Mid Cap Growth Opps A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opps A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.17%	[103]
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Nuveen Mid Cap Growth Opps R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opps R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Management, LLC
Current Expenses [Percent]	0.83%	[102]
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Nuveen Mid Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.16%	[103]
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	8.79%
Nuveen Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.79%	[102]
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]
Nuveen Real Estate Securities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Real Estate Securities A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.22%	[103]
Average Annual Total Returns, 1 Year [Percent]	(3.11%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Nuveen Real Estate Securities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Real Estate Securities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.85%	[102]
Average Annual Total Returns, 1 Year [Percent]	(2.76%)
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	6.57%
Nuveen Small Cap Select A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Small Cap Select A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.24%	[103]
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Nuveen Small Cap Value A: Class A 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Small Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.20%	[103]
Average Annual Total Returns, 1 Year [Percent]	(0.18%)
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Nuveen Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.81%	[102]
Average Annual Total Returns, 1 Year [Percent]	0.21%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]
Oakmark Equity and Income Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Oakmark Equity and Income Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]
PGIM Global Real Estate A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate A: Class A	[99]
Portfolio Company Adviser [Text Block]	PGIM, Inc	[99]
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited;	[99]
Current Expenses [Percent]	1.31%	[99]
Average Annual Total Returns, 1 Year [Percent]	(2.75%)	[99]
Average Annual Total Returns, 5 Years [Percent]	1.08%	[99]
Average Annual Total Returns, 10 Years [Percent]	3.63%	[99]
PGIM Global Real Estate R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM, Inc
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited;
Current Expenses [Percent]	1.30%	[104]
Average Annual Total Returns, 1 Year [Percent]	(2.63%)
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]
PGIM Global Real Estate R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM, Inc
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited
Current Expenses [Percent]	1.05%	[103]
Average Annual Total Returns, 1 Year [Percent]	(2.44%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]
PGIM Global Real Estate R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM, Inc
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited;
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.20%)
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	4.20%
PGIM Global Real Estate Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate Z: Class Inst	[105]
Portfolio Company Adviser [Text Block]	PGIM, Inc	[105]
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited	[105]
Current Expenses [Percent]	0.93%	[105]
Average Annual Total Returns, 1 Year [Percent]	(2.34%)	[105]
Average Annual Total Returns, 5 Years [Percent]	1.53%	[105]
Average Annual Total Returns, 10 Years [Percent]	4.05%	[105]
PGIM Global Total Return R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Total Return R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.84%	[103]
Average Annual Total Returns, 1 Year [Percent]	4.14%
Average Annual Total Returns, 5 Years [Percent]	(0.98%)
Average Annual Total Returns, 10 Years [Percent]
PGIM Global Total Return R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Total Return R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
PGIM High Yield A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield A: Class A	[106]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income	[106]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited;	[106]
Current Expenses [Percent]	0.75%	[106]
Average Annual Total Returns, 1 Year [Percent]	8.34%	[106]
Average Annual Total Returns, 5 Years [Percent]	4.07%	[106]
Average Annual Total Returns, 10 Years [Percent]	4.39%	[106]
PGIM High Yield R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited;
Current Expenses [Percent]	0.91%	[104]
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]
PGIM High Yield R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited;
Current Expenses [Percent]	0.66%	[107]
Average Annual Total Returns, 1 Year [Percent]	8.21%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]
PGIM High Yield R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited;
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.50%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	4.77%
PGIM High Yield Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield Z: Class Inst	[108]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income	[108]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited;	[108]
Current Expenses [Percent]	0.51%	[108]
Average Annual Total Returns, 1 Year [Percent]	8.37%	[108]
Average Annual Total Returns, 5 Years [Percent]	4.33%	[108]
Average Annual Total Returns, 10 Years [Percent]	4.64%	[108]
PGIM Jennison Financial Services A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Financial Services A: Class A	[106]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[106]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[106]
Current Expenses [Percent]	1.38%	[106]
Average Annual Total Returns, 1 Year [Percent]	13.63%	[106]
Average Annual Total Returns, 5 Years [Percent]	11.23%	[106]
Average Annual Total Returns, 10 Years [Percent]	6.21%	[106]
PGIM Jennison Financial Services Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Financial Services Z: Class Inst	[108]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[108]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[108]
Current Expenses [Percent]	1.09%	[108]
Average Annual Total Returns, 1 Year [Percent]	13.95%	[108]
Average Annual Total Returns, 5 Years [Percent]	11.58%	[108]
Average Annual Total Returns, 10 Years [Percent]	6.54%	[108]
PGIM Jennison Focused Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth A: Class A	[106]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[106]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[106]
Current Expenses [Percent]	1.05%	[104],[106]
Average Annual Total Returns, 1 Year [Percent]	43.35%	[106]
Average Annual Total Returns, 5 Years [Percent]	14.69%	[106]
Average Annual Total Returns, 10 Years [Percent]	13.70%	[106]
PGIM Jennison Focused Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.67%	[102]
Average Annual Total Returns, 1 Year [Percent]	43.81%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	14.07%
PGIM Jennison Focused Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Z: Class Inst	[108]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[108]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[108]
Current Expenses [Percent]	0.75%	[107],[108]
Average Annual Total Returns, 1 Year [Percent]	43.71%	[108]
Average Annual Total Returns, 5 Years [Percent]	15.05%	[108]
Average Annual Total Returns, 10 Years [Percent]	14.02%	[108]
PGIM Jennison Global Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Global Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	34.20%
Average Annual Total Returns, 5 Years [Percent]	14.71%
Average Annual Total Returns, 10 Years [Percent]
PGIM Jennison Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	44.38%
Average Annual Total Returns, 5 Years [Percent]	17.00%
Average Annual Total Returns, 10 Years [Percent]
PGIM Jennison Health Sciences A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Health Sciences A: Class A	[106]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[106]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[106]
Current Expenses [Percent]	1.15%	[106]
Average Annual Total Returns, 1 Year [Percent]	16.84%	[106]
Average Annual Total Returns, 5 Years [Percent]	10.75%	[106]
Average Annual Total Returns, 10 Years [Percent]	10.09%	[106]
PGIM Jennison Health Sciences R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Health Sciences R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	17.28%
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]
PGIM Jennison Health Sciences Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Health Sciences Z: Class Inst	[108]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[108]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[108]
Current Expenses [Percent]	0.86%	[108]
Average Annual Total Returns, 1 Year [Percent]	17.20%	[108]
Average Annual Total Returns, 5 Years [Percent]	11.07%	[108]
Average Annual Total Returns, 10 Years [Percent]	10.42%	[108]
PGIM Jennison Mid-Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth A: Class A	[106]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[106]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[106]
Current Expenses [Percent]	1.07%	[106]
Average Annual Total Returns, 1 Year [Percent]	12.51%	[106]
Average Annual Total Returns, 5 Years [Percent]	12.36%	[106]
Average Annual Total Returns, 10 Years [Percent]	9.61%	[106]
PGIM Jennison Mid-Cap Growth R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth R2: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.08%	[104]
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]
PGIM Jennison Mid-Cap Growth R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth R4: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.83%	[107]
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]
PGIM Jennison Mid-Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	12.87%
Average Annual Total Returns, 10 Years [Percent]	10.12%
PGIM Jennison Mid-Cap Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Z: Class Inst	[108]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[108]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[108]
Current Expenses [Percent]	0.73%	[108]
Average Annual Total Returns, 1 Year [Percent]	12.84%	[108]
Average Annual Total Returns, 5 Years [Percent]	12.73%	[108]
Average Annual Total Returns, 10 Years [Percent]	9.95%	[108]
PGIM Jennison Natural Resources A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources A: Class A	[106]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[106]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[106]
Current Expenses [Percent]	1.27%	[106]
Average Annual Total Returns, 1 Year [Percent]	(12.28%)	[106]
Average Annual Total Returns, 5 Years [Percent]	10.87%	[106]
Average Annual Total Returns, 10 Years [Percent]	1.25%	[106]
PGIM Jennison Natural Resources R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(11.86%)
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	1.73%
PGIM Jennison Natural Resources Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Z: Class Inst	[108]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[108]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[108]
Current Expenses [Percent]	0.91%	[108]
Average Annual Total Returns, 1 Year [Percent]	(11.94%)	[108]
Average Annual Total Returns, 5 Years [Percent]	11.31%	[108]
Average Annual Total Returns, 10 Years [Percent]	1.61%	[108]
PGIM Jennison Small Company A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company A: Class A	[106]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[106]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[106]
Current Expenses [Percent]	1.15%	[106]
Average Annual Total Returns, 1 Year [Percent]	0.34%	[106]
Average Annual Total Returns, 5 Years [Percent]	10.81%	[106]
Average Annual Total Returns, 10 Years [Percent]	8.81%	[106]
PGIM Jennison Small Company R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company R2: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.18%	[104]
Average Annual Total Returns, 1 Year [Percent]	0.34%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]
PGIM Jennison Small Company R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company R4: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.93%	[107]
Average Annual Total Returns, 1 Year [Percent]	0.61%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]
PGIM Jennison Small Company R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	0.83%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.31%
PGIM Jennison Small Company Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company Z: Class Inst	[108]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[108]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[108]
Current Expenses [Percent]	0.81%	[108]
Average Annual Total Returns, 1 Year [Percent]	0.72%	[108]
Average Annual Total Returns, 5 Years [Percent]	11.20%	[108]
Average Annual Total Returns, 10 Years [Percent]	9.14%	[108]
PGIM Quant Solutions Mid-Cap Val A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val A: Class A	[109]
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC	[109]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC	[109]
Current Expenses [Percent]	1.13%	[109],[110]
Average Annual Total Returns, 1 Year [Percent]	(2.08%)	[109]
Average Annual Total Returns, 5 Years [Percent]	5.63%	[109]
Average Annual Total Returns, 10 Years [Percent]	5.90%	[109]
PGIM Quant Solutions Mid-Cap Val R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	1.23%	[110]
Average Annual Total Returns, 1 Year [Percent]	(2.21%)
Average Annual Total Returns, 5 Years [Percent]	5.53%
Average Annual Total Returns, 10 Years [Percent]
PGIM Quant Solutions Mid-Cap Val R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.98%	[107]
Average Annual Total Returns, 1 Year [Percent]	(1.98%)
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]
PGIM Quant Solutions Mid-Cap Val R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.73%	[111]
Average Annual Total Returns, 1 Year [Percent]	(1.70%)
Average Annual Total Returns, 5 Years [Percent]	6.05%
Average Annual Total Returns, 10 Years [Percent]	6.31%
PGIM Quant Solutions Mid-Cap Val Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val Z: Class Inst	[112]
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC	[112]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC	[112]
Current Expenses [Percent]	0.89%	[112],[113]
Average Annual Total Returns, 1 Year [Percent]	(1.83%)	[112]
Average Annual Total Returns, 5 Years [Percent]	5.92%	[112]
Average Annual Total Returns, 10 Years [Percent]	6.18%	[112]
PGIM Quant Solutions Small-Cap Val R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Small-Cap Val R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.68%	[111]
Average Annual Total Returns, 1 Year [Percent]	1.65%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]
PGIM Short Duration High Yield Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Short Duration High Yield Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.70%	[111]
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2015 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2015 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	5.40%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	6.04%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	7.57%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	9.93%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[114]
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]
PGIM Target Date Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[115]
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]
PGIM Total Return Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond A: Class A	[109]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income	[109]
Portfolio Company Subadviser [Text Block]	PGIM Limited	[109]
Current Expenses [Percent]	0.76%	[109],[110]
Average Annual Total Returns, 1 Year [Percent]	3.71%	[109]
Average Annual Total Returns, 5 Years [Percent]	1.07%	[109]
Average Annual Total Returns, 10 Years [Percent]	2.18%	[109]
PGIM Total Return Bond R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Limited
Current Expenses [Percent]	0.89%	[110]
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]
PGIM Total Return Bond R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Limited
Current Expenses [Percent]	0.64%	[113]
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]
PGIM Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Limited
Current Expenses [Percent]	0.39%	[111]
Average Annual Total Returns, 1 Year [Percent]	4.17%
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	2.55%
PGIM Total Return Bond Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond Z: Class Inst	[112]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income	[112]
Portfolio Company Subadviser [Text Block]	PGIM Limited	[112]
Current Expenses [Percent]	0.49%	[112],[113]
Average Annual Total Returns, 1 Year [Percent]	3.98%	[112]
Average Annual Total Returns, 5 Years [Percent]	1.35%	[112]
Average Annual Total Returns, 10 Years [Percent]	2.46%	[112]
PIMCO All Asset Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	1.65%	[113]
Average Annual Total Returns, 1 Year [Percent]	2.54%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	4.16%
PIMCO All Asset Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	1.40%	[111]
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	4.42%
PIMCO All Asset R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	2.10%	[110]
Average Annual Total Returns, 1 Year [Percent]	2.16%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	3.68%
PIMCO CommoditiesPLUS® Strategy Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.81%	[116]
Average Annual Total Returns, 1 Year [Percent]	0.35%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	2.30%
PIMCO Commodity Real Ret Strat Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Commodity Real Ret Strat Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.24%	[113]
Average Annual Total Returns, 1 Year [Percent]	(7.04%)
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	(0.86%)
PIMCO Commodity Real Ret Strat Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Commodity Real Ret Strat Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.99%	[116]
Average Annual Total Returns, 1 Year [Percent]	(6.72%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	(0.61%)
PIMCO Commodity Real Ret Strat R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Commodity Real Ret Strat R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.69%	[110]
Average Annual Total Returns, 1 Year [Percent]	(7.32%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	(1.31%)
PIMCO Extended Duration Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Extended Duration Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	3.02%
Average Annual Total Returns, 1 Year [Percent]	(10.64%)
Average Annual Total Returns, 5 Years [Percent]	(3.68%)
Average Annual Total Returns, 10 Years [Percent]	1.59%
PIMCO GNMA and Government Secs Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO GNMA and Government Secs Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	2.32%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.35%
PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst
Portfolio Company Adviser [Text Block]	Investment Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	3.28%
PIMCO High Yield Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO High Yield Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	3.89%
PIMCO High Yield Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO High Yield Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	4.15%
PIMCO High Yield R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO High Yield R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	3.53%
PIMCO Income Adm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Adm: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.08%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	4.10%
PIMCO Income Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	4.36%
PIMCO Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	5.65%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	3.69%
PIMCO International Bond (USD-Hdg) Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO International Bond (USD-Hdg) Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	3.33%
PIMCO International Bond (Unhedged)Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO International Bond (Unhedged)Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	0.24%
Average Annual Total Returns, 5 Years [Percent]	(1.68%)
Average Annual Total Returns, 10 Years [Percent]	(0.14%)
PIMCO Investment Grade Credit Bond Adm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Investment Grade Credit Bond Adm: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	2.81%
PIMCO Investment Grade Credit Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Investment Grade Credit Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	4.08%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	3.07%
PIMCO Long Duration Total Return A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long Duration Total Return A: Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.13%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	0.36%
Average Annual Total Returns, 10 Years [Percent]
PIMCO Long Duration Total Return Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long Duration Total Return Instl: Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	(0.60%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	3.06%
PIMCO Long-Term Credit Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long-Term Credit Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	2.15%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.97%
PIMCO Long-Term US Government A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long-Term US Government A: Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(5.15%)
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
PIMCO Long-Term US Government Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long-Term US Government Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(4.84%)
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.39%
PIMCO Low Duration Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Low Duration Instl: Class Inst	[117]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC	[117]
Current Expenses [Percent]	0.48%	[117]
Average Annual Total Returns, 1 Year [Percent]	4.63%	[117]
Average Annual Total Returns, 5 Years [Percent]	1.36%	[117]
Average Annual Total Returns, 10 Years [Percent]	1.29%	[117]
PIMCO Moderate Duration Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Moderate Duration Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	1.87%
PIMCO RAE US Small Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RAE US Small Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	0.50%	[116]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	13.17%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2025 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2025 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.20%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2025 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2025 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	5.47%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2030 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2030 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	6.31%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2030 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2030 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	6.67%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2035 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2035 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.07%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2035 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2035 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	8.31%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2040 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2040 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2040 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2040 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2045 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2045 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2045 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2045 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2050 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2050 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	10.49%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2050 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2050 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2055 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2055 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	10.70%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2055 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2055 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2060 Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2060 Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	11.13%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend 2060 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2060 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend Income Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend Income Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]
PIMCO RealPath Blend Income Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]
PIMCO Real Return Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Real Return Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	2.16%
Average Annual Total Returns, 5 Years [Percent]	2.76%
Average Annual Total Returns, 10 Years [Percent]	1.95%
PIMCO Real Return Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Real Return Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	2.20%
PIMCO Real Return R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Real Return R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	1.75%
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	1.54%
PIMCO Realpath Blend 2065 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Realpath Blend 2065 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.40%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
PIMCO Realpath Blend 2065 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Realpath Blend 2065 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
PIMCO StocksPLUS® Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	20.50%
Average Annual Total Returns, 5 Years [Percent]	13.47%
Average Annual Total Returns, 10 Years [Percent]	12.09%
PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	8.79%
PIMCO StocksPLUS® Long Duration Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Long Duration Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	11.56%
Average Annual Total Returns, 10 Years [Percent]	13.42%
PIMCO StocksPLUS® Small Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Small Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.71%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	6.92%
PIMCO Total Return Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	2.72%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	1.56%
PIMCO Total Return Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	1.81%
PIMCO Total Return R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	2.38%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	1.20%
Parametric Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Parametric Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Parametric Portfolio Associates LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	1.18%	[102]
Average Annual Total Returns, 1 Year [Percent]	0.86%
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]
Parnassus Core Equity Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Parnassus Core Equity Investor: Class Inv
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.82%	[103]
Average Annual Total Returns, 1 Year [Percent]	20.44%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Parnassus Mid-Cap: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Parnassus Mid-Cap: Class No Load
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.96%	[103]
Average Annual Total Returns, 1 Year [Percent]	5.22%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Parnassus Mid Cap Growth Investor: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Parnassus Mid Cap Growth Investor: Class No Load
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	18.64%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Payden Emerging Markets Bond: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Payden Emerging Markets Bond: Class Inv
Portfolio Company Adviser [Text Block]	Payden & Rygel
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	3.11%
Payden Managed Income Adviser: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Payden Managed Income Adviser: Class Adv
Portfolio Company Adviser [Text Block]	Payden & Rygel
Current Expenses [Percent]	1.20%	[103]
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Payden Managed Income Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Payden Managed Income Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Payden & Rygel
Current Expenses [Percent]	1.45%	[100]
Average Annual Total Returns, 1 Year [Percent]	4.14%
Average Annual Total Returns, 5 Years [Percent]	2.21%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Pioneer A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	21.54%
Average Annual Total Returns, 5 Years [Percent]	15.68%
Average Annual Total Returns, 10 Years [Percent]	12.63%
Pioneer Balanced ESG K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Balanced ESG K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	12.11%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]
Pioneer Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Bond A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	2.81%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	1.94%
Pioneer Bond K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Bond K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Pioneer Bond Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	3.18%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	2.26%
Pioneer Corporate High Yield Fund A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Corporate High Yield Fund A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.91%	[110]
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]
Pioneer Corporate High Yield Fund Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Corporate High Yield Fund Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.61%	[118]
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]
Pioneer Equity Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Equity Income A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Pioneer Equity Income K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Equity Income K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	2.80%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Pioneer Equity Income Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Equity Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	2.69%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Pioneer Fund VCT I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Fund VCT I: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	21.72%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	12.84%
Pioneer Fundamental Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	28.81%
Average Annual Total Returns, 5 Years [Percent]	16.45%
Average Annual Total Returns, 10 Years [Percent]	13.75%
Pioneer Fundamental Growth K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	29.25%
Average Annual Total Returns, 5 Years [Percent]	16.88%
Average Annual Total Returns, 10 Years [Percent]	14.21%
Pioneer Fundamental Growth Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	29.14%
Average Annual Total Returns, 5 Years [Percent]	16.76%
Average Annual Total Returns, 10 Years [Percent]	14.09%
Pioneer Global Sustainable Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.15%	[119]
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Pioneer Global Sustainable Equity Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.75%	[118]
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	12.67%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Pioneer High Yield A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer High Yield A: Class A
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	1.10%	[119]
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Pioneer High Yield Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer High Yield Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	0.85%	[118]
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Pioneer K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.61%	[120]
Average Annual Total Returns, 1 Year [Percent]	21.92%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Pioneer Mid Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	0.55%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Pioneer Mid Cap Value Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	0.73%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Pioneer Select Mid Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Pioneer Select Mid Cap Growth K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]
Pioneer Select Mid Cap Growth VCT I: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth VCT I: Class No Load
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.25%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Pioneer Strategic Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Strategic Income A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.59%
Pioneer Strategic Income K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Strategic Income K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.60%	[120]
Average Annual Total Returns, 1 Year [Percent]	4.52%
Average Annual Total Returns, 5 Years [Percent]	2.70%
Average Annual Total Returns, 10 Years [Percent]	3.04%
Pioneer Strategic Income Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Strategic Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.70%	[118]
Average Annual Total Returns, 1 Year [Percent]	4.64%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Principal Blue Chip R-6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Blue Chip R-6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.57%	[120]
Average Annual Total Returns, 1 Year [Percent]	32.26%
Average Annual Total Returns, 5 Years [Percent]	16.47%
Average Annual Total Returns, 10 Years [Percent]
Principal Bond Market Index R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Bond Market Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.71%	[119]
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	0.81%
Principal Core Fixed Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Core Fixed Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Fixed Income
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	2.36%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]
Principal Global Real Estate Sec R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Global Real Estate Sec R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Real Estate Investors
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(3.33%)
Average Annual Total Returns, 5 Years [Percent]	0.68%
Average Annual Total Returns, 10 Years [Percent]
Principal International Equity Index R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal International Equity Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.47%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	3.90%
Principal LargeCap Growth I R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal LargeCap Growth I R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Portfolio Company Subadviser [Text Block]	Brown Advisory LLC;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	0.59%	[120]
Average Annual Total Returns, 1 Year [Percent]	33.19%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]
Principal MidCap R-6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal MidCap R-6: Class Retirement	[121]
Portfolio Company Adviser [Text Block]	Aligned Investors	[121]
Current Expenses [Percent]	0.59%	[121]
Average Annual Total Returns, 1 Year [Percent]	17.42%	[121]
Average Annual Total Returns, 5 Years [Percent]	13.75%	[121]
Average Annual Total Returns, 10 Years [Percent]		[121]
Principal MidCap S&P 400 Index R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal MidCap S&P 400 Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.08%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Principal MidCap S&P 400 Index R-6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal MidCap S&P 400 Index R-6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]
Principal Real Estate Securities Fd R-6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Real Estate Securities Fd R-6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Real Estate Investors
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(2.27%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]
Principal SmallCap Growth I R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SmallCap Growth I R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Portfolio Company Subadviser [Text Block]	Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.;
Current Expenses [Percent]	0.86%	[120]
Average Annual Total Returns, 1 Year [Percent]	3.92%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]
Principal SmallCap S&P 600 Index R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SmallCap S&P 600 Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	1.10%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Principal SmallCap S&P 600 Index R-6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SmallCap S&P 600 Index R-6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	1.66%
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]
Principal SmallCap Value II R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SmallCap Value II R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Portfolio Company Subadviser [Text Block]	Hotchkis and Wiley Capital Mgmt LLC; Vaughan Nelson Invstmnt Mgmt, L.P.;
Current Expenses [Percent]	0.94%	[114]
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]
Putnam Core Equity Fund R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Core Equity Fund R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Franklin Resources Inc;Great-West Lifeco Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.03%
Average Annual Total Returns, 5 Years [Percent]	15.72%
Average Annual Total Returns, 10 Years [Percent]
Putnam Diversified Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Diversified Income A: Class A
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	3.89%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Putnam Diversified Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Diversified Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Putnam Diversified Income Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Diversified Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	0.72%	[118]
Average Annual Total Returns, 10 Years [Percent]	1.71%
Putnam Dynamic Asset Allocation Bal A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Bal A: Class A
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Putnam Dynamic Asset Allocation Bal R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Bal R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Advisory Company, LLC; Putnam Investments Limited;
Portfolio Company Subadviser [Text Block]	Putnam
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	13.81%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Putnam Dynamic Asset Allocation Bal Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Bal Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Putnam Dynamic Asset Allocation Cnsrv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Cnsrv A: Class A
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	3.96%
Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC; Putnam Investments Limited;
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.29%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Putnam Dynamic Asset Allocation Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Gr A: Class A
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited;Putnam Advisory Company LLC;
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Putnam Dynamic Asset Allocation Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Gr R6: Class
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited;Putnam Advisory Company LLC;
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Putnam Dynamic Asset Allocation Gr Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Gr Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited;Putnam Advisory Company LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Putnam Emerging Markets Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Emerging Markets Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Advisory Co LLC;Putnam Investments Limited
Current Expenses [Percent]	0.83%	[115]
Average Annual Total Returns, 1 Year [Percent]	0.82%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]
Putnam Global Health Care R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Global Health Care R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited;
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	14.74%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Putnam Large Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	38.56%
Average Annual Total Returns, 5 Years [Percent]	17.14%
Average Annual Total Returns, 10 Years [Percent]	14.89%
Putnam Large Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	39.06%
Average Annual Total Returns, 5 Years [Percent]	17.55%
Average Annual Total Returns, 10 Years [Percent]	15.32%
Putnam Large Cap Growth Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Growth Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	38.94%
Average Annual Total Returns, 5 Years [Percent]	17.43%
Average Annual Total Returns, 10 Years [Percent]	15.18%
Putnam Large Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	12.85%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Putnam Large Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Value R6: Class
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.93%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	11.01%
Putnam Large Cap Value Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Value Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Putnam Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	13.49%
Average Annual Total Returns, 10 Years [Percent]
Putnam Sustainable Future R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Sustainable Future R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	22.28%
Average Annual Total Returns, 5 Years [Percent]	11.09%
Average Annual Total Returns, 10 Years [Percent]
Putnam Sustainable Leaders R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	23.86%
Average Annual Total Returns, 5 Years [Percent]	15.25%
Average Annual Total Returns, 10 Years [Percent]
Russell Inv Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Axiom Investors, LLC;Numeric Investors LLC;
Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management,
LLC;Pzena Investment Management, LLC;Consilium Investment
	Management LLC;Oaktree Fund Advisors, LLC;
Current Expenses [Percent]	1.04%	[122]
Average Annual Total Returns, 1 Year [Percent]	(4.87%)
Average Annual Total Returns, 5 Years [Percent]	(0.40%)
Average Annual Total Returns, 10 Years [Percent]
Russell Inv Emerging Markets S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Emerging Markets S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Axiom Investors, LLC;Numeric Investors LLC;
Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management,
LLC;Pzena Investment Management, LLC;Consilium Investment
	Management LLC;Oaktree Fund Advisors, LLC
Current Expenses [Percent]	1.19%	[123]
Average Annual Total Returns, 1 Year [Percent]	(4.99%)
Average Annual Total Returns, 5 Years [Percent]	(0.55%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
Russell Inv Equity Income S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Equity Income S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;
Current Expenses [Percent]	0.83%	[123]
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	10.39%
Russell Inv Global Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Global Equity S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; Sanders Capital, LLC;Intermede Global Partners Inc
Current Expenses [Percent]	0.99%	[123]
Average Annual Total Returns, 1 Year [Percent]	14.67%
Average Annual Total Returns, 5 Years [Percent]	10.87%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Russell Inv Global Infrastructure S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Global Infrastructure S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd;
Current Expenses [Percent]	1.03%	[124]
Average Annual Total Returns, 1 Year [Percent]	(1.95%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	5.28%
Russell Inv Global Real Estate Secs R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Global Real Estate Secs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;
Current Expenses [Percent]	0.92%	[122]
Average Annual Total Returns, 1 Year [Percent]	(3.21%)
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]
Russell Inv Global Real Estate Secs S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Global Real Estate Secs S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;
Current Expenses [Percent]	1.09%	[124]
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	3.38%
Russell Inv International Devd Mkts S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv International Devd Mkts S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc;
Current Expenses [Percent]	0.93%	[124]
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Russell Inv Investment Grade Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Investment Grade Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;
Current Expenses [Percent]	0.35%	[122]
Average Annual Total Returns, 1 Year [Percent]	1.80%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]
Russell Inv Investment Grade Bond S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Investment Grade Bond S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;
Current Expenses [Percent]	0.48%	[124]
Average Annual Total Returns, 1 Year [Percent]	1.68%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.46%
Russell Inv LifePoints Balanced Strat R1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Balanced Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.86%	[124]
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	4.48%
Russell Inv LifePoints Balanced Strat R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Balanced Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.36%	[125]
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Russell Inv LifePoints Equity Gr Strat R1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Equity Gr StratR1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.89%	[124]
Average Annual Total Returns, 1 Year [Percent]	11.09%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Russell Inv LifePoints Equity Gr Strat R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Equity Gr StratR5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.39%	[125]
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	5.56%
Russell Inv LifePoints Growth Strat R1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Growth Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.91%	[124]
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Russell Inv LifePoints Growth Strat R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Growth Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.41%	[125]
Average Annual Total Returns, 1 Year [Percent]	9.66%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.65%	[124]
Average Annual Total Returns, 1 Year [Percent]	3.58%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.36%
Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.15%	[125]
Average Annual Total Returns, 1 Year [Percent]	2.98%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Russell Inv Lifepoints Moderate Strat R1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Moderate Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.75%	[124]
Average Annual Total Returns, 1 Year [Percent]	5.82%
Average Annual Total Returns, 5 Years [Percent]	2.70%
Average Annual Total Returns, 10 Years [Percent]	3.28%
Russell Inv Lifepoints Moderate Strat R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Moderate Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.25%	[125]
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Russell Inv Opportunistic Credit S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Opportunistic Credit S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC; Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd
Current Expenses [Percent]	0.77%	[124]
Average Annual Total Returns, 1 Year [Percent]	8.09%
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Russell Inv Strategic Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Strategic Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	RBC Global Asset Management (UK) Limited; Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited;
Current Expenses [Percent]	0.47%	[122]
Average Annual Total Returns, 1 Year [Percent]	0.91%
Average Annual Total Returns, 5 Years [Percent]	0.77%
Average Annual Total Returns, 10 Years [Percent]
Russell Inv Strategic Bond S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Strategic Bond S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	RBC Global Asset Management (UK) Limited; Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited
Current Expenses [Percent]	0.58%	[126]
Average Annual Total Returns, 1 Year [Percent]	0.84%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	1.54%
Russell Inv Sustainable Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Sustainable Equity S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Mar Vista Investment Partners, LLC;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.;Sustainable Growth Advisers, LP
Current Expenses [Percent]	1.00%	[126]
Average Annual Total Returns, 1 Year [Percent]	14.21%
Average Annual Total Returns, 5 Years [Percent]	12.32%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Russell Inv US Small Cap Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv US Small Cap Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Ancora Advisors LLC;BAMCO Inc;Calamos
Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management,
Inc.;Penn Capital Management Company LLC;Boston Partners Global
Investors, Inc;Copeland Capital Management, LLC;Ranger International
	Management, L.P.;
Current Expenses [Percent]	0.92%	[122]
Average Annual Total Returns, 1 Year [Percent]	1.81%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]
Russell Inv US Small Cap Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv US Small Cap Equity S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Ancora Advisors LLC;BAMCO Inc;Calamos
Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management,
Inc.;Penn Capital Management Company LLC;Boston Partners Global
Investors, Inc;Copeland Capital Management, LLC;Ranger International
	Management, L.P.;
Current Expenses [Percent]	1.05%	[126]
Average Annual Total Returns, 1 Year [Percent]	1.63%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	7.17%
State Street Equity 500 Index Adm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Equity 500 Index Adm: Class Other
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.17%	[126]
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	12.35%
State Street Equity 500 Index R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Equity 500 Index R: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.62%	[125]
Average Annual Total Returns, 1 Year [Percent]	20.07%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	11.84%
State Street Target Retirement 2020 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2020 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[122]
Average Annual Total Returns, 1 Year [Percent]	6.75%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement 2025 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2025 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement 2030 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2030 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	8.71%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement 2035 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2035 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement 2040 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2040 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement 2045 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2045 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement 2050 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2050 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement 2055 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2055 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	10.30%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement 2060 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2060 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement 2065 K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2065 K: Class Other
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
State Street Target Retirement K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[127]
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]
Steward Global Equity Income Fund A: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Steward Global Equity Income Fund A: Class Other
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Steward Values Enhanced Lg Cap Index A: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Steward Values Enhanced Lg Cap Index A: Class Other
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.09%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Steward Values Enhanced SmMidCapIndex A: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Steward Values Enhanced SmMidCapIndex A: Class Other
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	3.23%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	7.66%
TIAA-CREF Bond Index Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Institutional: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	2.10%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.51%
TIAA-CREF Bond Index Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.95%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.27%
TIAA-CREF Core Impact Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Core Impact Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	2.62%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	2.14%
TIAA-CREF Core Impact Bond Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Core Impact Bond Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	2.26%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	1.89%
TIAA-CREF Core Plus Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Core Plus Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	3.37%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	2.33%
TIAA-CREF Core Plus Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Core Plus Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	3.12%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	2.07%
TIAA-CREF Emerging Markets Eq Idx Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Emerging Markets Eq Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(4.46%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	2.39%
TIAA-CREF Growth & Income Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Growth & Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	27.42%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	12.03%
TIAA-CREF Growth & Income Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Growth & Income Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	27.05%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	11.76%
TIAA-CREF International Eq Idx Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF International Eq Idx Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	8.46%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	4.85%
TIAA-CREF International Eq Idx Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF International Eq Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	4.59%
TIAA-CREF International Opps Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF International Opps Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	1.98%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	5.14%
TIAA-CREF International Opps Retl: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF International Opps Retl: Class Adv
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	1.64%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	4.72%
TIAA-CREF Large-Cap Gr Idx Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Gr Idx Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	34.96%
Average Annual Total Returns, 5 Years [Percent]	17.97%
Average Annual Total Returns, 10 Years [Percent]	15.41%
TIAA-CREF Large-Cap Gr Idx Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Gr Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	34.61%
Average Annual Total Returns, 5 Years [Percent]	17.68%
Average Annual Total Returns, 10 Years [Percent]	15.12%
TIAA-CREF Large-Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	36.79%
Average Annual Total Returns, 5 Years [Percent]	15.21%
Average Annual Total Returns, 10 Years [Percent]	13.78%
TIAA-CREF Large-Cap Value Idx Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Idx Inst: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	6.05%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	8.76%
TIAA-CREF Large-Cap Value Idx Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	5.81%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	8.49%
TIAA-CREF Large-Cap Value Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	10.68%
Average Annual Total Returns, 10 Years [Percent]	8.26%
TIAA-CREF Lifecycle 2010 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2010 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.37%	[128]
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	5.04%
TIAA-CREF Lifecycle 2015 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2015 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.38%	[128]
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	5.35%
TIAA-CREF Lifecycle 2020 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2020 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.39%	[128]
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	5.82%
Average Annual Total Returns, 10 Years [Percent]	5.73%
TIAA-CREF Lifecycle 2025 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2025 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.41%	[128]
Average Annual Total Returns, 1 Year [Percent]	8.40%
Average Annual Total Returns, 5 Years [Percent]	6.47%
Average Annual Total Returns, 10 Years [Percent]	6.27%
TIAA-CREF Lifecycle 2030 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2030 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.42%	[128]
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	6.80%
TIAA-CREF Lifecycle 2035 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2035 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.43%	[128]
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	7.36%
TIAA-CREF Lifecycle 2040 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2040 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.44%	[128]
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
TIAA-CREF Lifecycle 2045 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2045 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.45%	[128]
Average Annual Total Returns, 1 Year [Percent]	12.93%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	8.30%
TIAA-CREF Lifecycle 2050 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2050 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.45%	[128]
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	8.40%
TIAA-CREF Lifecycle 2055 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2055 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.45%	[128]
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	8.48%
TIAA-CREF Lifecycle 2060 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2060 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.45%	[128]
Average Annual Total Returns, 1 Year [Percent]	13.65%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]
TIAA-CREF Lifecycle 2065 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2065 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.45%	[128]
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
TIAA-CREF Lifecycle Index 2010 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2010 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	6.78%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	5.06%
TIAA-CREF Lifecycle Index 2010 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2010 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[130]
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	4.80%
TIAA-CREF Lifecycle Index 2015 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2015 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	7.26%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	5.45%
TIAA-CREF Lifecycle Index 2015 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2015 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[130]
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	5.19%
TIAA-CREF Lifecycle Index 2020 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2020 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	5.90%
TIAA-CREF Lifecycle Index 2020 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2020 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[130]
Average Annual Total Returns, 1 Year [Percent]	7.52%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	5.63%
TIAA-CREF Lifecycle Index 2025 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2025 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	8.45%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	6.48%
TIAA-CREF Lifecycle Index 2025 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2025 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[130]
Average Annual Total Returns, 1 Year [Percent]	8.20%
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	6.21%
TIAA-CREF Lifecycle Index 2030 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2030 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	9.28%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	7.07%
TIAA-CREF Lifecycle Index 2030 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2030 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[130]
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	6.81%
TIAA-CREF Lifecycle Index 2035 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2035 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	7.69%
TIAA-CREF Lifecycle Index 2035 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2035 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[130]
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	7.43%
TIAA-CREF Lifecycle Index 2040 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2040 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	8.31%
TIAA-CREF Lifecycle Index 2040 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2040 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[130]
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	8.04%
TIAA-CREF Lifecycle Index 2045 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2045 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	8.73%
TIAA-CREF Lifecycle Index 2045 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2045 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[130]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	8.45%
TIAA-CREF Lifecycle Index 2050 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2050 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	8.85%
TIAA-CREF Lifecycle Index 2050 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2050 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[131]
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	8.58%
TIAA-CREF Lifecycle Index 2055 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2055 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	8.94%
TIAA-CREF Lifecycle Index 2055 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2055 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[131]
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.67%
TIAA-CREF Lifecycle Index 2060 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2060 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]
TIAA-CREF Lifecycle Index 2060 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2060 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[131]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]
TIAA-CREF Lifecycle Index 2065 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2065 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
TIAA-CREF Lifecycle Index 2065 Ret: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2065 Ret: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[131]
Average Annual Total Returns, 1 Year [Percent]	12.90%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
TIAA-CREF Lifecycle Index Ret Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index Ret Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[129]
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	4.98%
TIAA-CREF Lifecycle Index Ret Inc Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index Ret Inc Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[131]
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	4.71%
TIAA-CREF Lifecycle Retire Income Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Retire Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.37%	[129]
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	5.07%
Average Annual Total Returns, 10 Years [Percent]	4.88%
TIAA-CREF Lifestyle Aggressive Gr Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifestyle Aggressive Gr Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.63%	[129]
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	8.78%
TIAA-CREF Lifestyle Aggressive Gr Retail: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifestyle Aggressive Gr Retail: Class Adv
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.92%	[131]
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	9.97%
Average Annual Total Returns, 10 Years [Percent]	8.45%
TIAA-CREF Lifestyle Conservative Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifestyle Conservative Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.49%	[129]
Average Annual Total Returns, 1 Year [Percent]	8.19%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	4.89%
TIAA-CREF Lifestyle Growth Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifestyle Growth Institutional: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.58%	[129]
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	7.56%
TIAA-CREF Lifestyle Growth Retail: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifestyle Growth Retail: Class Adv
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.86%	[131]
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	7.26%
TIAA-CREF Lifestyle Income Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifestyle Income Institutional: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.43%	[132]
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	3.41%
TIAA-CREF Lifestyle Moderate Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Lifestyle Moderate Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.54%	[132]
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	6.33%
TIAA-CREF Mid-Cap Growth Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Mid-Cap Growth Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	7.23%
TIAA-CREF Real Estate Sec Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Real Estate Sec Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(2.49%)
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	7.56%
TIAA-CREF Social Choice Eq Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Social Choice Eq Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	13.46%
Average Annual Total Returns, 10 Years [Percent]	11.54%
TIAA-CREF Social Choice Eq Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Social Choice Eq Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	11.26%
TIAA-CREF Social Choice Intl Eq Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TIAA-CREF Social Choice Intl Eq Instl: Class Inst
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price All-Cap Opportunities-I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities-I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	25.36%
Average Annual Total Returns, 5 Years [Percent]	17.62%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Blue Chip Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	41.39%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Blue Chip Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	40.49%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	12.50%
T. Rowe Price Capital Appreciation I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Capital Appreciation I: Class Inst	[133]
Portfolio Company Adviser [Text Block]	T. Rowe Price	[133]
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.	[133]
Current Expenses [Percent]	0.59%	[127],[133]
Average Annual Total Returns, 1 Year [Percent]	13.66%	[133]
Average Annual Total Returns, 5 Years [Percent]	11.48%	[133]
Average Annual Total Returns, 10 Years [Percent]		[133]
T. Rowe Price Comm & Tech I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Comm & Tech I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.68%	[127]
Average Annual Total Returns, 1 Year [Percent]	31.37%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Diversified Mid Cap Gr I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Diversified Mid Cap Gr I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Dividend Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Dividend Growth I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	12.76%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Emerging Markets Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Emerging Markets Stock I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Singapore Private Ltd
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Equity Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	3.77%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Equity Income Port: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Port: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%	[126]
Average Annual Total Returns, 1 Year [Percent]	3.59%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	8.26%
T. Rowe Price Equity Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	3.06%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	7.79%
T. Rowe Price European Stock: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price European Stock: Class Inv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.62%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	3.74%
T. Rowe Price Financial Services I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Financial Services I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%	[134]
Average Annual Total Returns, 1 Year [Percent]	8.21%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Global Allocation Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Global Allocation Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited
Current Expenses [Percent]	1.23%	[135]
Average Annual Total Returns, 1 Year [Percent]	8.22%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	5.71%
T. Rowe Price Global Allocation I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Global Allocation I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited;
Current Expenses [Percent]	0.81%	[134]
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Global Multi-Sector Bd I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Global Multi-Sector Bd I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd;
Current Expenses [Percent]	0.49%	[134]
Average Annual Total Returns, 1 Year [Percent]	9.98%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Global Technology I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Global Technology I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Growth Stock Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	35.99%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	11.95%
T. Rowe Price Growth Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	36.53%
Average Annual Total Returns, 5 Years [Percent]	11.81%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Growth Stock R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	35.65%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	11.66%
T. Rowe Price Health Sciences I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	4.71%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Integrated US Sm Gr Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.62%
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price International Discovery: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Discovery: Class Inv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc;
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	0.93%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	6.21%
T. Rowe Price International Stock R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Stock R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.40%	[135]
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	4.71%
T. Rowe Price International Value Eq Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Value Eq Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.62%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	3.17%
T. Rowe Price International Value Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Value Eq I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	0.68%	[134]
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price International Value Eq R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Value Eq R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	2.88%
T. Rowe Price Mid-Cap Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Mid-Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	10.06%
T. Rowe Price Mid-Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	7.57%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.51%
T. Rowe Price Mid-Cap Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Mid-Cap Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	7.29%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	9.24%
T. Rowe Price New Era I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price New Era I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(6.17%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price New Horizons I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price New Horizons I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Overseas Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Overseas Stock I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Real Estate I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Real Estate I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(2.31%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2005 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	4.58%
T. Rowe Price Retirement 2005 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2005 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.32%
T. Rowe Price Retirement 2010 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	4.97%
T. Rowe Price Retirement 2010 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2010 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	4.70%
T. Rowe Price Retirement 2015 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.45%
T. Rowe Price Retirement 2015 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2015 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	7.38%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	5.18%
T. Rowe Price Retirement 2020 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	5.98%
T. Rowe Price Retirement 2020 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2020 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	5.72%
T. Rowe Price Retirement 2025 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	6.55%
T. Rowe Price Retirement 2025 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2025 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	6.28%
T. Rowe Price Retirement 2030 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.10%
T. Rowe Price Retirement 2030 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2030 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	6.83%
T. Rowe Price Retirement 2035 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	7.57%
T. Rowe Price Retirement 2035 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2035 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	7.30%
T. Rowe Price Retirement 2040 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	7.98%
T. Rowe Price Retirement 2040 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2040 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	7.71%
T. Rowe Price Retirement 2045 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	8.22%
T. Rowe Price Retirement 2045 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2045 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	7.96%
T. Rowe Price Retirement 2050 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	8.26%
T. Rowe Price Retirement 2050 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2050 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]	7.99%
T. Rowe Price Retirement 2055 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.63%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	8.23%
T. Rowe Price Retirement 2055 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2055 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	7.97%
T. Rowe Price Retirement 2060 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2060 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2060 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2065 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2065 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement 2065 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement Balanced Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	4.54%
T. Rowe Price Retirement Balanced ClassI: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced ClassI: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Retirement Balanced I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price	[136]
Current Expenses [Percent]	0.34%	[136]
Average Annual Total Returns, 1 Year [Percent]	7.23%	[136]
Average Annual Total Returns, 5 Years [Percent]	5.50%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement Balanced R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.46%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.29%
T. Rowe Price Retirement I 2005 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2005 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.34%	[136]
Average Annual Total Returns, 1 Year [Percent]	7.43%	[136]
Average Annual Total Returns, 5 Years [Percent]	5.31%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2010 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2010 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.34%	[136]
Average Annual Total Returns, 1 Year [Percent]	7.72%	[136]
Average Annual Total Returns, 5 Years [Percent]	5.72%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2015 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2015 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.35%	[136]
Average Annual Total Returns, 1 Year [Percent]	8.03%	[136]
Average Annual Total Returns, 5 Years [Percent]	6.14%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2020 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2020 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.37%	[136]
Average Annual Total Returns, 1 Year [Percent]	8.45%	[136]
Average Annual Total Returns, 5 Years [Percent]	6.64%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2025 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2025 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.38%	[136]
Average Annual Total Returns, 1 Year [Percent]	9.03%	[136]
Average Annual Total Returns, 5 Years [Percent]	7.28%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2030 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2030 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.40%	[136]
Average Annual Total Returns, 1 Year [Percent]	10.02%	[136]
Average Annual Total Returns, 5 Years [Percent]	7.95%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2035 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2035 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.42%	[136]
Average Annual Total Returns, 1 Year [Percent]	11.26%	[136]
Average Annual Total Returns, 5 Years [Percent]	8.64%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2040 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2040 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.43%	[136]
Average Annual Total Returns, 1 Year [Percent]	12.15%	[136]
Average Annual Total Returns, 5 Years [Percent]	9.21%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2045 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2045 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.44%	[136]
Average Annual Total Returns, 1 Year [Percent]	12.80%	[136]
Average Annual Total Returns, 5 Years [Percent]	9.63%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2050 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2050 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.45%	[136]
Average Annual Total Returns, 1 Year [Percent]	12.98%	[136]
Average Annual Total Returns, 5 Years [Percent]	9.68%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2055 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2055 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.46%	[136]
Average Annual Total Returns, 1 Year [Percent]	13.02%	[136]
Average Annual Total Returns, 5 Years [Percent]	9.68%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2060 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2060 I: Class Inst	[136]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[136]
Current Expenses [Percent]	0.46%	[136]
Average Annual Total Returns, 1 Year [Percent]	13.06%	[136]
Average Annual Total Returns, 5 Years [Percent]	9.68%	[136]
Average Annual Total Returns, 10 Years [Percent]		[136]
T. Rowe Price Retirement I 2065 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2065 I: Class Inst	[137]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[137]
Current Expenses [Percent]	0.46%	[137]
Average Annual Total Returns, 1 Year [Percent]	13.11%	[137]
Average Annual Total Returns, 5 Years [Percent]		[137]
Average Annual Total Returns, 10 Years [Percent]		[137]
T. Rowe Price Small-Cap Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Small-Cap Stock I: Class Inst	[137]
Portfolio Company Adviser [Text Block]	T. Rowe Price	[137]
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.	[137]
Current Expenses [Percent]	0.77%	[137]
Average Annual Total Returns, 1 Year [Percent]	4.77%	[137]
Average Annual Total Returns, 5 Years [Percent]	9.32%	[137]
Average Annual Total Returns, 10 Years [Percent]		[137]
T. Rowe Price Spectrum Mod Gr Allc I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.;
Current Expenses [Percent]	0.64%	[138]
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Value I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.57%	[138]
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]
Templeton Foreign Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.85%	[139]
Average Annual Total Returns, 1 Year [Percent]	2.10%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	2.39%
Templeton Foreign R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.74%	[138]
Average Annual Total Returns, 1 Year [Percent]	2.22%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	2.58%
Templeton Foreign R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	1.35%	[140]
Average Annual Total Returns, 1 Year [Percent]	1.61%
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Templeton Global Bond Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.72%	[139]
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	(3.36%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Templeton Global Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.55%	[138]
Average Annual Total Returns, 1 Year [Percent]	(3.02%)
Average Annual Total Returns, 5 Years [Percent]	(3.24%)
Average Annual Total Returns, 10 Years [Percent]	(0.26%)
Templeton Global Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.21%	[140]
Average Annual Total Returns, 1 Year [Percent]	(3.50%)
Average Annual Total Returns, 5 Years [Percent]	(3.85%)
Average Annual Total Returns, 10 Years [Percent]	(0.89%)
Templeton Growth Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Growth Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.74%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Templeton Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Templeton International Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton International Bond A: Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.09%	[139]
Average Annual Total Returns, 1 Year [Percent]	(2.76%)
Average Annual Total Returns, 5 Years [Percent]	(3.83%)
Average Annual Total Returns, 10 Years [Percent]	(1.31%)
Thornburg Developing World R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Developing World R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.94%	[138]
Average Annual Total Returns, 1 Year [Percent]	(5.22%)
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Thornburg International Equity R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg International Equity R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%	[140]
Average Annual Total Returns, 1 Year [Percent]	6.22%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	5.20%
Thornburg International Equity R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg International Equity R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.90%	[139]
Average Annual Total Returns, 1 Year [Percent]	6.65%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	5.68%
Thornburg International Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.70%	[138]
Average Annual Total Returns, 1 Year [Percent]	6.89%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Thornburg International Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.89%	[138]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Thornburg Investment Income Builder R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Investment Income Builder R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.54%	[140]
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Thornburg Investment Income Builder R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Investment Income Builder R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.03%	[139]
Average Annual Total Returns, 1 Year [Percent]	11.62%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Thornburg Investment Income Builder R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Investment Income Builder R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.84%	[138]
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]
Thornburg Limited Term Income R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Limited Term Income R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.99%	[140]
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Thornburg Limited Term Income R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Limited Term Income R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.49%	[139]
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.21%
Thornburg Limited Term Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Limited Term Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.42%	[138]
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]
Thornburg Limited Term US Government R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Limited Term US Government R3: Class Retirement	[141]
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc	[141]
Current Expenses [Percent]	0.99%	[139],[141]
Average Annual Total Returns, 1 Year [Percent]	2.05%	[141]
Average Annual Total Returns, 5 Years [Percent]	0.05%	[141]
Average Annual Total Returns, 10 Years [Percent]	0.46%	[141]
Thornburg Small/Mid Cap Core R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.31%	[139]
Average Annual Total Returns, 1 Year [Percent]	3.37%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Thornburg Small/Mid Cap Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.46%	[142]
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	5.31%
Thornburg Small/Mid Cap Growth R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.95%	[139]
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	5.85%
Thornburg Strategic Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Strategic Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.53%	[138]
Average Annual Total Returns, 1 Year [Percent]	5.81%
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]
Timothy Plan Conservative Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Timothy Plan Conservative Growth A: Class A
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Current Expenses [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	1.09%
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Timothy Plan Strategic Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Timothy Plan Strategic Growth A: Class A
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Touchstone Flexible Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Flexible Income A: Class A
Portfolio Company Adviser [Text Block]	Bramshill Investments LLC
Portfolio Company Subadviser [Text Block]	Bramshill Investments LLC
Current Expenses [Percent]	1.22%	[131]
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Touchstone Focused A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Focused A: Class A
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Touchstone Focused Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Focused Instl: Class Inst
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.85%	[132]
Average Annual Total Returns, 1 Year [Percent]	17.97%
Average Annual Total Returns, 5 Years [Percent]	13.93%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Touchstone Focused Y: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Focused Y: Class No Load
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Touchstone Growth Opportunities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Growth Opportunities A: Class A
Portfolio Company Adviser [Text Block]	Westfield Capital Management Company, LP
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, LP
Current Expenses [Percent]	1.26%	[131]
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	17.06%
Average Annual Total Returns, 10 Years [Percent]	12.92%
Touchstone Large Cap Focused Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Large Cap Focused Instl: Class Inst
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.71%	[132]
Average Annual Total Returns, 1 Year [Percent]	19.03%
Average Annual Total Returns, 5 Years [Percent]	14.91%
Average Annual Total Returns, 10 Years [Percent]
Touchstone Mid Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Westfield Capital Management Company, LP
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, LP
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	14.03%
Average Annual Total Returns, 5 Years [Percent]	11.60%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Touchstone Mid Cap Growth Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Mid Cap Growth Inst: Class Inst	[143]
Portfolio Company Adviser [Text Block]	Westfield Capital Management Company, LP	[143]
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, LP	[143]
Current Expenses [Percent]	0.88%	[132],[143]
Average Annual Total Returns, 1 Year [Percent]	14.46%	[143]
Average Annual Total Returns, 5 Years [Percent]	11.98%	[143]
Average Annual Total Returns, 10 Years [Percent]	11.12%	[143]
Touchstone Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Westfield Capital Management Company, LP
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, LP
Current Expenses [Percent]	0.79%	[132]
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Touchstone Mid Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Mid Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	London Company of Virginia
Portfolio Company Subadviser [Text Block]	The London Company of Virginia, LLC
Current Expenses [Percent]	0.81%	[132]
Average Annual Total Returns, 1 Year [Percent]	14.36%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Touchstone Non-US ESG Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Non-US ESG Equity A: Class A
Portfolio Company Adviser [Text Block]	Rockefeller & Co
Portfolio Company Subadviser [Text Block]	Rockefeller & Co. LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Touchstone Small Company R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.80%	[132]
Average Annual Total Returns, 1 Year [Percent]	6.18%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]
Touchstone Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Value A: Class A
Portfolio Company Adviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC
Current Expenses [Percent]	1.08%	[144]
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Undiscovered Managers Behavioral Val R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Undiscovered Managers Behavioral Val R6: Class Retirement
Portfolio Company Adviser [Text Block]	Fuller & Thaler Asset Mgmt
Portfolio Company Subadviser [Text Block]	Fuller & Thaler Asset Management Inc
Current Expenses [Percent]	0.80%	[132]
Average Annual Total Returns, 1 Year [Percent]	3.32%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	9.56%
Vanguard 500 Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard 500 Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	20.77%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	12.58%
Vanguard Balanced Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Balanced Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Vanguard Commodity Strategy Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Commodity Strategy Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Vanguard Consumer Discretionary Idx Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Consumer Discretionary Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	12.55%
Vanguard Consumer Staples Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Consumer Staples Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	3.50%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	9.02%
Vanguard Developed Markets Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Developed Markets Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Vanguard Dividend Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Dividend Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	11.41%
Vanguard Energy Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Energy Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	4.06%
Average Annual Total Returns, 5 Years [Percent]	3.49%
Average Annual Total Returns, 10 Years [Percent]	0.62%
Vanguard Energy Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Energy Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(3.61%)
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Vanguard Equity-Income Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Equity-Income Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.17%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Vanguard European Stock Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard European Stock Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	7.49%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Vanguard Explorer Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Explorer Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Vanguard Extended Market Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Extended Market Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Vanguard FTSE Social Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard FTSE Social Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	24.72%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Vanguard Financials Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Financials Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	10.44%
Vanguard GNMA Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard GNMA Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	1.73%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	1.26%
Vanguard Global Advisors, LLC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Global Advisors, LLC
Portfolio Company Adviser [Text Block]	Vanguard Emerging Mkts Stock Idx Adm: Class Inst
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(2.26%)
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	3.38%
Vanguard Growth & Income Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Growth & Income Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	20.38%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.57%
Vanguard Growth Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Growth Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	35.98%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	14.57%
Vanguard Health Care Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Health Care Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Vanguard Health Care Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Health Care Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Vanguard High Dividend Yield Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard High Dividend Yield Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	4.86%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Vanguard High-Yield Corporate Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard High-Yield Corporate Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Vanguard Industrials Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Industrials Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	11.89%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Vanguard Inflation-Protected Secs Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Inflation-Protected Secs Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	1.99%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Vanguard Information Technology Idx Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Information Technology Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	42.00%
Average Annual Total Returns, 5 Years [Percent]	23.49%
Average Annual Total Returns, 10 Years [Percent]	20.18%
Vanguard Interm-Term Bond Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Interm-Term Bond Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	2.58%
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	2.07%
Vanguard Interm-Term Investment-Grde Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Interm-Term Investment-Grde Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	4.54%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	2.57%
Vanguard Interm-Term Treasury Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Interm-Term Treasury Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	1.90%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Vanguard International Dividend Gr Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard International Dividend Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Vanguard International Growth Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard International Growth Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(0.62%)
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Vanguard International Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard International Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	3.77%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	4.12%
Vanguard Intl Hi Div Yld Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Intl Hi Div Yld Adm: Class Inst	[145]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[145]
Current Expenses [Percent]	0.22%	[145]
Average Annual Total Returns, 1 Year [Percent]	7.25%	[145]
Average Annual Total Returns, 5 Years [Percent]	6.30%	[145]
Average Annual Total Returns, 10 Years [Percent]		[145]
Vanguard Intmdt-Term Trs Idx Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	2.09%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	1.22%
Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Vanguard LifeStrategy Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Vanguard LifeStrategy Income Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Income Inv: Class Inv
Portfolio Company Subadviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.15%
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	3.27%
Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv
Portfolio Company Subadviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	6.25%
Vanguard Long-Term Investment-Grade Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	1.31%
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Vanguard Long-Term Treasury Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(5.50%)
Average Annual Total Returns, 5 Years [Percent]	(1.76%)
Average Annual Total Returns, 10 Years [Percent]	1.46%
Vanguard Materials Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Materials Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(0.56%)
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Vanguard Mid-Cap Growth Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Growth Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	10.99%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Vanguard Mid Cap Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Mid Cap Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Vanguard Mid Cap Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Mid Cap Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Vanguard Mid-Cap Value Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Value Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	0.92%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Vanguard Real Estate Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Real Estate Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(3.75%)
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Vanguard Selected Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Selected Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	9.07%
Vanguard Short-Term Bond Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Bond Index Adm: Class Inst	[146]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[146]
Current Expenses [Percent]	0.07%	[146]
Average Annual Total Returns, 1 Year [Percent]	3.91%	[146]
Average Annual Total Returns, 5 Years [Percent]	1.44%	[146]
Average Annual Total Returns, 10 Years [Percent]	1.34%	[146]
Vanguard Short-Term Federal Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Federal Adm: Class Inst	[146]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[146]
Current Expenses [Percent]	0.10%	[146]
Average Annual Total Returns, 1 Year [Percent]	3.14%	[146]
Average Annual Total Returns, 5 Years [Percent]	1.32%	[146]
Average Annual Total Returns, 10 Years [Percent]	1.21%	[146]
Vanguard Short-Term Investment-Grade Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Investment-Grade Adm: Class Inst	[146]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[146]
Current Expenses [Percent]	0.10%	[146]
Average Annual Total Returns, 1 Year [Percent]	4.90%	[146]
Average Annual Total Returns, 5 Years [Percent]	2.04%	[146]
Average Annual Total Returns, 10 Years [Percent]	1.94%	[146]
Vanguard Short-Term Treasury Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Treasury Adm: Class Inst	[146]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[146]
Current Expenses [Percent]	0.10%	[146]
Average Annual Total Returns, 1 Year [Percent]	2.97%	[146]
Average Annual Total Returns, 5 Years [Percent]	1.15%	[146]
Average Annual Total Returns, 10 Years [Percent]	1.01%	[146]
Vanguard Small Cap Growth Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Small Cap Growth Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Vanguard Small Cap Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Small Cap Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.37%
Vanguard Small Cap Value Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Small Cap Value Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Vanguard Strategic Equity Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Strategic Equity Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Vanguard Target Retirement 2020 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	7.39%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Vanguard Target Retirement 2025 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	8.56%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Vanguard Target Retirement 2030 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Vanguard Target Retirement 2035 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Vanguard Target Retirement 2040 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Vanguard Target Retirement 2045 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.24%
Vanguard Target Retirement 2050 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Vanguard Target Retirement 2055 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2055 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Vanguard Target Retirement 2060 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2060 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Vanguard Target Retirement 2065 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2065 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]
Vanguard Target Retirement 2070 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2070 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Vanguard Target Retirement Income Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.10%
Vanguard Total Bond Market Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	2.19%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	1.61%
Vanguard Total Intl Bd Idx AdmiralTM: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Vanguard Total Intl Stock Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Intl Stock Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.58%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Vanguard Total Stock Mkt Idx Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Stock Mkt Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	19.20%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.91%
Vanguard US Growth AdmiralTM: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard US Growth AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	33.76%
Average Annual Total Returns, 5 Years [Percent]	14.41%
Average Annual Total Returns, 10 Years [Percent]	13.61%
Vanguard Utilities Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Utilities Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(9.05%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Vanguard VIF Small Co Gr: Class – N/A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Small Co Gr: Class N/A	[147]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[147]
Current Expenses [Percent]	0.29%	[147]
Average Annual Total Returns, 1 Year [Percent]	4.92%	[147]
Average Annual Total Returns, 5 Years [Percent]	7.19%	[147]
Average Annual Total Returns, 10 Years [Percent]	7.92%	[147]
Vanguard Value Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Value Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Vanguard Wellesley® Income AdmiralTM: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellesley® Income AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	3.14%
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Vanguard WellingtonTM AdmiralTM: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard WellingtonTM AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Vanguard WindsorTM II AdmiralTM: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard WindsorTM II AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Victory Core Plus Intermediate Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Core Plus Intermediate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.42%	[148]
Average Annual Total Returns, 1 Year [Percent]	3.87%
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]
Victory Integrity Mid-Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Integrity Mid-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.60%	[148]
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]
Victory Integrity Small-Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Integrity Small-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Victory International R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory International R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.61%	[148]
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]
Victory Nasdaq 100 Index R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Nasdaq 100 Index R6: Class Retirement
Portfolio Company Adviser [Text Block]	Northern Trust Asset Management
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	42.41%
Average Annual Total Returns, 5 Years [Percent]	20.61%
Average Annual Total Returns, 10 Years [Percent]
Victory RS Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]
Victory Sophus Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sophus Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.89%	[148]
Average Annual Total Returns, 1 Year [Percent]	(0.86%)
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]
Victory Sycamore Established Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Established Value A: Class A	[147]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[147]
Current Expenses [Percent]	0.90%	[147]
Average Annual Total Returns, 1 Year [Percent]	2.49%	[147]
Average Annual Total Returns, 5 Years [Percent]	12.06%	[147]
Average Annual Total Returns, 10 Years [Percent]	10.86%	[147]
Victory Sycamore Established Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Established Value R6: Class Retirement	[149]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[149]
Current Expenses [Percent]	0.54%	[149]
Average Annual Total Returns, 1 Year [Percent]	2.83%	[149]
Average Annual Total Returns, 5 Years [Percent]	12.45%	[149]
Average Annual Total Returns, 10 Years [Percent]		[149]
Victory Sycamore Established Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Established Value R: Class Retirement	[150]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[150]
Current Expenses [Percent]	1.10%	[150]
Average Annual Total Returns, 1 Year [Percent]	2.26%	[150]
Average Annual Total Returns, 5 Years [Percent]	11.82%	[150]
Average Annual Total Returns, 10 Years [Percent]	10.64%	[150]
Victory Sycamore Small Company Opp A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opp A: Class A	[147]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[147]
Current Expenses [Percent]	1.25%	[147]
Average Annual Total Returns, 1 Year [Percent]	(0.31%)	[147]
Average Annual Total Returns, 5 Years [Percent]	8.69%	[147]
Average Annual Total Returns, 10 Years [Percent]	9.11%	[147]
Victory Sycamore Small Company Opp R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opp R6: Class Retirement	[149]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[149]
Current Expenses [Percent]	0.85%	[149]
Average Annual Total Returns, 1 Year [Percent]	0.10%	[149]
Average Annual Total Returns, 5 Years [Percent]	9.13%	[149]
Average Annual Total Returns, 10 Years [Percent]		[149]
Victory Sycamore Small Company Opp R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opp R: Class Retirement	[150]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[150]
Current Expenses [Percent]	1.43%	[150]
Average Annual Total Returns, 1 Year [Percent]	(0.49%)	[150]
Average Annual Total Returns, 5 Years [Percent]	8.50%	[150]
Average Annual Total Returns, 10 Years [Percent]	8.89%	[150]
Victory Trivalent International Sm-Cp A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Trivalent International Sm-Cp A: Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%	[144]
Average Annual Total Returns, 1 Year [Percent]	3.91%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	5.09%
Victory Trivalent International Sm-Cp R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Trivalent International Sm-Cp R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	4.25%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Victory Trivalent Intl Fd-Core Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.55%	[151]
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]
Virtus Ceredex Large-Cap Value Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity A: Class A
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%	[142]
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Virtus Ceredex Large-Cap Value Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.97%	[144]
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	8.17%
Virtus Ceredex Large-Cap Value Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.72%	[151]
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]
Virtus Ceredex Mid-Cap Value Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity A: Class A
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	3.76%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Virtus Ceredex Mid-Cap Value Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	4.04%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.79%	[151]
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]
Virtus Ceredex Small-Cap Value Eq A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Eq A: Class A
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%	[142]
Average Annual Total Returns, 1 Year [Percent]	2.28%
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Virtus Ceredex Small-Cap Value Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Eq I: Class Inst
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.15%	[144]
Average Annual Total Returns, 1 Year [Percent]	2.49%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Virtus Duff & Phelps Real Estate Secs R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Duff & Phelps Inv Mgmt Co (IL)
Portfolio Company Subadviser [Text Block]	Duff & PheLPs Investment Management Co
Current Expenses [Percent]	0.79%	[151]
Average Annual Total Returns, 1 Year [Percent]	(3.45%)
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]
Virtus KAR Small-Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus KAR Small-Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	0.77%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]
Virtus NFJ Dividend Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value A: Class A
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	6.96%
Virtus NFJ Dividend Value Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Admin: Class Other
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	0.95%	[144]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Virtus NFJ Mid-Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value A: Class A
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	1.00%	[142]
Average Annual Total Returns, 1 Year [Percent]	(2.28%)
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Virtus NFJ Mid-Cap Value Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value Admin: Class Other
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	0.90%	[144]
Average Annual Total Returns, 1 Year [Percent]	(2.22%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Virtus NFJ Mid-Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	0.60%	[151]
Average Annual Total Returns, 1 Year [Percent]	(1.90%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]
Virtus NFJ Small-Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value A: Class A
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	1.17%	[142]
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	5.07%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Virtus NFJ Small-Cap Value Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Admin: Class Other
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	4.67%
Virtus NFJ Small-Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	0.77%	[151]
Average Annual Total Returns, 1 Year [Percent]	2.21%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Virtus SGA Emerging Markets Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus SGA Emerging Markets Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Sustainable Growth Advisers, LP
Current Expenses [Percent]	0.98%	[151]
Average Annual Total Returns, 1 Year [Percent]	(11.59%)
Average Annual Total Returns, 5 Years [Percent]	(2.63%)
Average Annual Total Returns, 10 Years [Percent]
Virtus Seix Floating Rate High Inc R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Seix Floating Rate High Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Seix Investment Advisors
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.52%	[151]
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]
Virtus Seix Total Return Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond A: Class A
Portfolio Company Adviser [Text Block]	Seix Investment Advisors
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.70%	[144]
Average Annual Total Returns, 1 Year [Percent]	0.92%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Virtus Seix Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Seix Investment Advisors
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.31%	[151]
Average Annual Total Returns, 1 Year [Percent]	1.34%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]
Virtus Small-Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Small-Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allianz Global Investors
Current Expenses [Percent]	0.84%	[151]
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]
Voya Intermediate Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Voya Intermediate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investment Management Co. LLC (US)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	3.44%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	2.26%
Voya Large Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Voya Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investment Management Co. LLC (US)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%	[9]
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	11.81%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Voya Small Cap Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Voya Small Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	Voya Investment Management Co. LLC (US)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.93%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	10.70%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Voya Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Voya Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investment Management Co. LLC (US)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.84%	[9]
Average Annual Total Returns, 1 Year [Percent]	7.80%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Western Asset Core Plus Bond FI: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond FI: Class Other
Portfolio Company Adviser [Text Block]	Western Asset Management Company, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.80%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
Western Asset Core Plus Bond IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond IS: Class Inst
Portfolio Company Adviser [Text Block]	Western Asset Management Company, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	1.10%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.11%
Western Asset Core Plus Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Western Asset Management Company, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	0.40%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
William Blair Small-Mid Cap Gr I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	William Blair Small-Mid Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	William Blair
Current Expenses [Percent]	0.99%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	10.16%
iShares MSCI EAFE Intl Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares MSCI EAFE Intl Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	4.74%
iShares MSCI Total Intl Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares MSCI Total Intl Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	4.02%
iShares Russell 1000 Large-Cap Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares Russell 1000 Large-Cap Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	20.23%
Average Annual Total Returns, 5 Years [Percent]	13.93%
Average Annual Total Returns, 10 Years [Percent]	12.25%
iShares Russell 2000 Small-Cap Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares Russell 2000 Small-Cap Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	2.40%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	7.08%
iShares Russell Mid-Cap Index K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares Russell Mid-Cap Index K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]
iShares S&P 500 Index K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares S&P 500 Index K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	12.58%
iShares Total US Stock Market Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares Total US Stock Market Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	19.19%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]
iShares US Aggregate Bond Index K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares US Aggregate Bond Index K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.05%	[89]
Average Annual Total Returns, 1 Year [Percent]	2.19%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	1.59%
Annual Charge for Non-Electronic Transfers [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 5	[152]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.
Brokerage Window [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 100
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	100.00%	[153]
Optional Benefit Expense, Footnotes [Text Block]	Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.
Name of Benefit [Text Block]	Brokerage Window
Purpose of Benefit [Text Block]	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian.
Optional Benefit Expense, Maximum [Dollars]	$ 100
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	100.00%	[153]
Optional Benefit Expense, Footnotes [Text Block]	Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.
Brief Restrictions / Limitations [Text Block]	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Name of Benefit [Text Block]	Brokerage Window
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Brokerage Window

The brokerage window is an optional benefit that allows the Participant the ability to invest a portion of the Account Value in a brokerage account.

The maximum annual fee for the brokerage window is $100. We will deduct the annual fee on a pro-rata basis from each Contribution and each investment made through the Brokerage Window tracked under that Participant's Account. This fee will be deducted on the date the Participant is enrolled in the brokerage window account and on each anniversary of that date upon which the Participant has a non-zero brokerage window account balance. We may increase the brokerage window account annual fee no more frequently than annually upon 60 days notice to Contract Owners and Participants. The brokerage window account annual fee is in addition to any other fee charged by the brokerage window account custodian or any other entity in connection with the brokerage window account.

Participation in the brokerage window is only available with certain Employer Sponsored Contracts at certain asset levels.

While the brokerage account window allows access to a wider range of investment options, there is no guarantee that those options will perform better than the standard Funds offered with the contract.

Charge for Non-Electronic Contributions [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 1,000
Other Transaction Fee, Current [Dollars]	5
Contract Termination Individual Participant Check Fee [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 100	[154]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.
Distribution Fee [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 60	[155]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.
Dollar Cost Averaging Program [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA") Program
Purpose of Benefit [Text Block]	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
	• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA") Program
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Dollar Cost Averaging ("DCA") Program

The DCA Program, if elected, enables Contract Owners and Participants to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the MMIA to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. The minimum required amount of each transfer is $100. At the time that the Owner elects the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required. At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the contract is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. Owners can only elect one transfer program at a time. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing DCA Program at any time.

Guaranteed Minimum Death Benefit Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%	[156]
Optional Benefit Expense, Footnotes [Text Block]	This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit ("GMDB")
Purpose of Benefit [Text Block]	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%	[156]
Optional Benefit Expense, Footnotes [Text Block]	This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.
Brief Restrictions / Limitations [Text Block]	• The charge only apples to certain IRA contracts.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit ("GMDB")
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Guaranteed Minimum Death Benefit ("GMDB")

The GMDB is an optional benefit that allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB. The GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value. Excessive withdrawals could impact the value of the GMDB.

The GMDB is subject to an annual fee of 0.20% of the Owner's Account Value. This charge only apples to certain IRA contracts.

Investment Advice Provider [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Name of Benefit [Text Block]	Investment Advice Provider with Managed Account Services
Purpose of Benefit [Text Block]	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
	• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Name of Benefit [Text Block]	Investment Advice Provider with Managed Account Services
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Investment Advice Provider with Managed Account Services

The Investment Advice Provider with Managed Account Services benefit is an optional benefit that allows Contract Owners and Participants access to investment professionals that offer individualized investment advice. The investment advice provider is ProNvest, Inc., ("ProNvest") which is a registered investment adviser that provides independent investment advice to employer sponsored plans. ProNvest is not affiliated with AUL.

There is no cost to the Participant when using the basic investment advice service. However, account management fees of up to 1.00% are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service. There is an investment advisory relationship between ProNvest and Contract Owners and Participants who select this service, and ProNvest's Form ADV Part 2A and Client Relationship Summary are provided in electronic format through the Contract Owner's and Participant's account. You may request these disclosures in written form by contacting ProNvest directly.

Depending on the level of services selected, ProNvest allocates a Participant's Account Value in the various Funds available in the contract to meet the Participant's individual financial needs by considering various factors, including but not limited to, age, investment objectives, risk tolerance, time horizon and any other relevant factors. The investment advice provided by ProNvest does not guarantee better investment performance.

Loan Administration Fee [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 50	[157]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.
Loan Initiation Fee [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 100	[158]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.
Managed Account Service Fee [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[159]
Optional Benefit Expense, Footnotes [Text Block]	AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[159]
Optional Benefit Expense, Footnotes [Text Block]	AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.
Plan Sponsor Investment Option Advisory [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.03
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.03%	[160]
Optional Benefit Expense, Footnotes [Text Block]	This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.
Name of Benefit [Text Block]	Plan Sponsor Investment Option
Purpose of Benefit [Text Block]	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.
Optional Benefit Expense, Maximum [Dollars]	$ 0.03
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.03%	[160]
Optional Benefit Expense, Footnotes [Text Block]	This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.
Brief Restrictions / Limitations [Text Block]	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
Name of Benefit [Text Block]	Plan Sponsor Investment Option
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Plan Sponsor Investment Option

The Plan Sponsor Investment Option is an optional benefit that allows Contract Owners to offer plan-level investment portfolios (the "Portfolios") constructed to meet the needs of the Plan Participants. Investment portfolios are created by Mesirow Financial Investment Management, Inc. ("MFIM"), a registered investment adviser who is not affiliated with AUL. MFIM will serve as the Investment Manager for the Employee Benefit Plan, as defined in Section 3(21) or 3(38) of the Employee Retirement Income Security Act of 1974 ("ERISA") , as applicable. To select this optional benefit, the Contract Owner will execute an investment management agreement directly with MFIM

MFIM will construct Portfolios made up solely of Funds selected by MFIM from among the investment options offered on the contract. MFIM will construct the portfolios to provide varying degrees of long-term appreciation and capital preservation through a mix of equity and fixed income exposures base on Participants' target retirement dates in five-year increments. MFIM will change the Portfolio's respective asset allocations and associated risk levels over time with the intent of decreasing investment risk as each target retirement date approaches.

The maximum annual fee for the investment option is 0.03%. This fee is administered by AUL, but it is paid to MFIM. AUL does not retain any portion of the fee. The selection of this optional benefit does not guarantee better investment performance.

Policy Years 1 Through 5 [Member]
Prospectus:
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Policy Years 6 Through 10 [Member]
Prospectus:
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.00%
Total Separate Account Annual Expenses [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.25%	[161]
Other Annual Expense, Footnotes [Text Block]	This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	The Death Benefit
Benefits Description [Table Text Block]

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or to the default Investment Account directed by the contract. Certain contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Name of Benefit [Text Block]	The Death Benefit

[1]	The withdrawal charge varies based on the contract.
[2]	The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.
[3]	The Fund is closed to new Contracts.
[4]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[5]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[6]	The Fund is closed to new Contracts.
[7]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[8]	The Fund is closed to new Contracts.
[9]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[10]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[11]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[12]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[13]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[14]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[15]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[16]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[17]	The Fund is closed to new Contracts.
[18]	The Fund is closed to new Contracts.
[19]	The Fund is closed to new Contracts.
[20]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[21]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[22]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[23]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[24]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[25]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[26]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[27]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[28]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[29]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[30]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[31]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[32]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[33]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[34]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[35]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[36]	The Fund is closed to new Contracts.
[37]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[38]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[39]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[40]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[41]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[42]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[43]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[44]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[45]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[46]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[47]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[48]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[49]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[50]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[51]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[52]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[53]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[54]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[55]	The Fund is closed to new Contracts.
[56]	The Fund is closed to new Contracts.
[57]	The Fund is closed to new Contracts.
[58]	The Fund is closed to new Contracts.
[59]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[60]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[61]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[62]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[63]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[64]	The Fund is closed to new Contracts.
[65]	The Fund is closed to new Contracts.
[66]	The Fund is closed to new Contracts.
[67]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[68]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[69]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[70]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[71]	The Fund is closed to new Contracts.
[72]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[73]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[74]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[75]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[76]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[77]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[78]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[79]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[80]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[81]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[82]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[83]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[84]	The Fund is closed to new Contracts.
[85]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[86]	The Fund is closed to new Contracts.
[87]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[88]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[89]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[90]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[91]	The Fund is closed to new Contracts.
[92]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[93]	The Fund is closed to new Contracts.
[94]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[95]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[96]	The Fund is closed to new Contracts.
[97]	The Fund is closed to new Contracts.
[98]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[99]	The Fund is closed to new Contracts.
[100]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[101]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[102]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[103]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[104]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[105]	The Fund is closed to new Contracts.
[106]	The Fund is closed to new Contracts.
[107]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[108]	The Fund is closed to new Contracts.
[109]	The Fund is closed to new Contracts.
[110]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[111]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[112]	The Fund is closed to new Contracts.
[113]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[114]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[115]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[116]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[117]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[118]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[119]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[120]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[121]	The Fund is closed to new Contracts.
[122]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[123]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[124]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[125]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[126]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[127]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[128]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[129]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[130]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[131]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[132]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[133]	The Fund is closed to new Contracts.
[134]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[135]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[136]	The Fund is closed to new Contracts.
[137]	The Fund is closed to new Contracts.
[138]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[139]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[140]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[141]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[142]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[143]	The Fund is closed to new Contracts.
[144]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[145]	The Fund is closed to new Contracts.
[146]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[147]	The Fund is closed to new Contracts.
[148]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[149]	The Fund is closed to new Contracts.
[150]	The Fund is closed to new Contracts.
[151]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[152]	AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.
[153]	Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.
[154]	AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.
[155]	AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.
[156]	This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.
[157]	AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.
[158]	AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.
[159]	AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.
[160]	This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.
[161]	This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.